              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
                              ON SEPTEMBER 16, 1998
                       REGISTRATION NO. 33-57684; 811-7454

-------------------------------------------------------------------------------



                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                        --------------------------------

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                            EFFECTIVE AMENDMENT NO. 11                   [X]

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 13                         [X]
                        (CHECK APPROPRIATE BOX OR BOXES)
                              ---------------------

                              PACIFIC CAPITAL FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
          (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, INCLUDING ZIP CODE)
                              ---------------------

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (800) 554-3862

                                  IRIMGA MCKAY
                              1230 COLUMBIA STREET
                           SAN DIEGO, CALIFORNIA 92101
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                 WITH A COPY TO:
                              MICHAEL GLAZER, ESQ.
                      PAUL, HASTINGS, JANOFSKY & WALKER LLP
                             555 SOUTH FLOWER STREET
                          LOS ANGELES, CALIFORNIA 90071

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):


         [ ]      IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b)

         [ ]      ON (DATE) PURSUANT TO PARAGRAPH (b)

         [ ]      60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(i)

         [ ]      ON (DATE) PURSUANT TO PARAGRAPH (a)(i)

         [X]      75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(ii)

         [ ]      ON (DATE) PURSUANT TO PARAGRAPH (a)(ii) OF RULE 485

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

         [ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT

                              PACIFIC CAPITAL FUNDS
                              Cross Reference Sheet


Part A                Prospectus Caption

1                     Cover Pages
2                     Risk/Return Summary and Fund Expenses
3                     Risk/Return Summary and Fund Expenses
4                     Investment Objectives, Policies and Risks
5                     Risk/Return Summary and Fund Expenses
6                     Fund Management
7                     Shareholder Information
8                     Shareholder Information
9                     Financial Highlights

Part B                Statement of Additional Information Caption

10                    Cover Pages
11                    General Information
12                    Investment Restrictions; Additional Information on Fund
                      Investments and Risks
13                    Management
14                    Management
15                    Management
16                    Purchase of Shares; Redemption of Shares; Distribution and
                      Shareholder Service Plans
17                    General Information
18                    Purchase of Shares; Redemption of Shares; Distribution and
                      Shareholder Service Plans
19                    Federal and Hawaiian Tax Information
20                    N/A
21                    Calculation of Yield and Total Return
22                    Financial Information

Part C                Other Information

23-30 Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this document

Cover Page



                       PACIFIC CAPITAL FUNDS





PROSPECTUS




DECEMBER 1, 1998



                             GROWTH AND INCOME FUND
                             GROWTH STOCK FUND
                             BALANCED FUND
                             NEW ASIA GROWTH FUND
                             SMALL CAP FUND
                             VALUE FUND
                             INTERNATIONAL STOCK FUND

                             CLASS A AND CLASS B
                             RETAIL SHARES


















The Securities and Exchange Commission has not approved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                              PACIFIC CAPITAL FUNDS
                              ---------------------



                                TABLE OF CONTENTS
                                -----------------

                                                                                                 PAGE
                                                                                                 ----
RISK/RETURN SUMMARY AND FUND EXPENSES
Carefully review this important section, which summarizes
each Fund's investments, risks, past performance, and fees.
       Growth and Income Fund
       Growth Stock Fund
       Balanced Fund
       New Asia Growth Fund
       Small Cap Fund
       Value Fund
       International Stock Fund


INVESTMENT OBJECTIVES, POLICIES AND RISKS
Review this section for  details on each Fund's investment strategies and risks


FUND MANAGEMENT
Review this section for details on the people and organizations who oversee the Fund

       The Investment Adviser
       The Sub-Adviser
       Portfolio Managers
       The Distributor and Administrator




SHAREHOLDER INFORMATION
Review this section for details on how shares are valued, how to purchase, sell and exchange shares, related charges, and payments of dividends and distributions.
         Pricing of Fund Shares
         Purchasing and Adding to Your Shares
         Selling Your Shares
         Exchanging Your Shares
         Distribution Arrangements /Sales Charges
         Dividends, Distributions and Taxes

FINANCIAL HIGHLIGHTS

BACK COVER
Where to learn more about the Funds.


                             GROWTH AND INCOME FUND
                             ----------------------





                               RISK/RETURN SUMMARY
                               -------------------

INVESTMENT OBJECTIVE                        o Current income
                                            o Secondarily, long term capital appreciation

PRINCIPAL INVESTMENT STRATEGIES             The Fund invests primarily in a diversified
                                            portfolio of high quality, dividend paying common
                                            stocks of U.S. companies and securities that are
                                            convertible into such common stocks.

PRINCIPAL INVESTMENT RISKS

                                            Because the value of the Fund's investments will
                                            fluctuate with market conditions, so will the
                                            value of your investment in the Fund. You could
                                            lose money on your investment in the Fund, or the
                                            Fund could underperform other investments.

                                            The values of the Fund's investments fluctuate in
                                            response to the activities of individual companies
                                            and general stock market and economic conditions.
                                            The values of its convertible securities are also
                                            affected by movements in interest rates; if rates
                                            rise, the values of convertible securities may
                                            fall.

WHO MAY WANT TO INVEST?                     Consider investing in the Fund if you:
                                            o want current income
                                            o want potential capital appreciation and are willing
                                              to accept higher risks associated with investing in
                                              stocks
                                            o want professional portfolio management

                                            This Fund is not appropriate for anyone seeking:
                                            o safety of principal
                                            o a short term investment



     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                         PERFORMANCE BAR CHART AND TABLE
                         -------------------------------


The two charts below show how the Growth and Income Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund and its predecessor over a period of ten years to demonstrate that they have gained and lost value at differing times. The table below it compares the performance of the Fund and its predecessor over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index of common stocks.


Both charts assume reinvestment of dividends and distributions. The bar chart does not reflect the impact of any applicable sales charges. Of course, past performance does not indicate how the Fund will perform in the future.


Year-by-Year Total Returns as of 12/31 for Class A Shares*


                   Year                Percent
                   1988                15.89%
                   1989                28.43%
                   1990                -1.82%
                   1991                24.01%
                   1992                 0.75%
                   1993                 4.67%
                   1994                 0.23%
                   1995                26.30%
                   1996                18.39%
                   1997                33.58%



---------------------------------------------------------------------
Best quarter:                       Q2      1997              +18.02%
Worst quarter:                      Q4      1987              -19.12%
---------------------------------------------------------------------


The returns for Class B shares differ from the Class A returns shown in the bar chart because of differences in each Class' expenses. The table assumes that Class B shareholders redeem all their fund shares at the end of the period indicated.

--------------------------------------------------------------------------------------------------------------------
    AVERAGE ANNUAL TOTAL RETURNS       PERFORMANCE      PAST       PAST 5      PAST 10       SINCE       1/1/98-
  (FOR THE PERIODS ENDING DECEMBER      INCEPTION       YEAR       YEARS        YEARS      INCEPTION     7/31/98
             31, 1997)
------------------------------------- --------------- ---------- ----------- ----------- ------------- -------------

Class A (with 4.00% sales charge)        10/31/77      28.28%      15.01%      13.90%       10.68%        11.34%

Class B (with CDSC)                      10/31/77      28.28%      15.01%      13.90%       10.68%        10.68%

------------------------------------- --------------- ---------- ----------- ----------- ------------- -------------

S&P 500(R) Index

--------------------------------------------------------------------------------------------------------------------


* The quoted performance of the Fund includes the performance of certain common trust fund ("Commingled") accounts advised by Pacific Century and managed the same as the Fund in all material respects, for periods dating back to January 31, 1988, and prior to the Fund's commencement of operations on October 14, 1994, as adjusted to reflect the expenses associated with the Fund. The Commingled accounts were not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts' performance may have been adversely affected.


FEES AND EXPENSES

As an investor in the Growth and Income Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a bank, broker or other investment representative, including an affiliate of Pacific Century, you may be charged an account-level fee for additional services provided to you in connection with your investment in the Fund.

--------------------------------------------------------------------------------------------------
                         SHAREHOLDER TRANSACTION EXPENSES             A SHARES         B SHARES
                           (FEES PAID BY YOU DIRECTLY)
--------------------------------------------------------------------------------------------------
Maximum sales charge (load) on
  Purchases                                                            4.00%(1)            None
Maximum deferred sales charge (load)                                   None(1)             5.00%(2)

--------------------------------------------------------------------------------------------------
                          ANNUAL FUND OPERATING EXPENSES              A SHARES         B SHARES
                           (FEES PAID FROM FUND ASSETS)
--------------------------------------------------------------------------------------------------
Management Fee(3)                                                      0.80%               0.80%
Distribution (12b-1) Fee(4)                                            0.75%(3)            1.00%
Other Expenses(3)                                                      0.32%               0.32%
Total Fund Operating Expenses(3)                                       1.87%               2.12%

1    Lower sales charges are available depending upon the amount invested. For investments of $1 million or more, a Contingent Deferred Sales Charge is applicable to redemptions within one year of purchase.

2    A Contingent Deferred Sales Charge applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5% within the first year to 0% after the sixth year.

3    The Adviser is limiting the 12b-1 Fee (Class A shares only) and Other Expenses paid by the
     Fund for the current fiscal year to 0.25% and 0.28%, respectively. Total Fund Operating
     Expenses after fee waivers and expense reimbursements are 1.33% and 2.08% for A and B shares respectively. The Adviser may revise or cancel these expense limitations at any time and will notify you of the change.

4    Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of Distribution (12b-1) Fees.

--------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE
Both Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC").
--------------------------------------------------------------------------------

EXPENSE EXAMPLE

Use the table below to compare fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:
     o $10,000 investment
     o 5% annual return
     o redemption at the end of each period
     o no changes in the Fund's operating expenses
Because this example is hypothetical and for comparison only, your actual costs will be different.

----------------------------------------------------------------------------------------------
                                          1 YEAR       3 YEARS       5 YEARS       10 YEARS
----------------------------------------------------------------------------------------------
CLASS A SHARES                             $582          $964         $1,371        $2,503
CLASS B SHARES
   ASSUMING REDEMPTION                     $715          $964         $1,339        $2,359
   ASSUMING NO REDEMPTION                  $215          $664         $1,139        $2,359

                                GROWTH STOCK FUND
                                -----------------





                               RISK/RETURN SUMMARY
                               -------------------

INVESTMENT OBJECTIVE                      o Long term capital appreciation
                                          o Secondarily, dividend income

PRINCIPAL INVESTMENT STRATEGIES           The Fund invests primarily in a diversified portfolio of
                                          common stocks of U.S. and foreign companies, and
                                          securities that are convertible into such common stocks.
                                          The Fund may invest a significant portion of its assets
                                          in smaller and newer companies.

PRINCIPAL INVESTMENT RISKS                Because the value of the Fund's investments will
                                          fluctuate with market conditions, so will the value of
                                          your investment in the Fund. You could lose money on your
                                          investment in the Fund, or the Fund could underperform
                                          other investments.

                                          The values of the Fund's investments fluctuate in
                                          response to the activities of individual companies and
                                          general stock market and economic conditions. Stock
                                          prices of smaller and newer companies fluctuate more than
                                          larger more established companies. In addition, the
                                          performance of foreign securities depends on different
                                          political and economic environments and other overall
                                          economic conditions in countries where the Fund invests.
                                          The values of the Fund's convertible securities are also
                                          affected by movement in interest rates; if rates rise,
                                          the values of convertible securities may fall.

WHO MAY WANT TO INVEST?                   Consider investing in the Fund if you:
                                             o are investing for long term goals
                                             o want potential capital appreciation and are willing
                                               to accept the higher risks associated with investing
                                               in stocks
                                             o want professional portfolio management

                                          This Fund is not appropriate for anyone seeking:
                                             o safety of principal
                                             o regular income
                                             o a short term investment


     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                         PERFORMANCE BAR CHART AND TABLE
                         -------------------------------


The two charts below show how the Growth Stock Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund and its predecessor over a period of ten years to demonstrate that they have gained and lost value at differing times. The table below it compares the performance of the Fund and its predecessor over time to that of the S&P 500(R), a widely recognized, unmanaged index of common stocks.


Both charts assume reinvestment of dividends and distributions. The bar chart does not reflect the impact of any applicable sales charges. Of course, past performance does not indicate how the Fund will perform in the future.


Year-by-Year Total Returns as of 12/31 for Class A Shares*


                   Year                Percent
                   1988                7.64%
                   1989               30.77%
                   1990                2.26%
                   1991               35.25%
                   1992                2.07%
                   1993                6.91%
                   1994               -1.22%
                   1995               29.79%
                   1996               14.75%
                   1997               30.19%





---------------------------------------------------------------------
Best quarter:                       Q2      1997              +18.67%
Worst quarter:                      Q4      1987              -22.15%
---------------------------------------------------------------------


The returns for Class B shares differ from the Class A returns shown in the bar chart because of differences in each Class' expenses. The table assumes that Class B shareholders redeem all their fund shares at the end of the period indicated.

--------------------------------------------------------------------------------------------------------------------
    AVERAGE ANNUAL TOTAL RETURNS       PERFORMANCE      PAST       PAST 5      PAST 10       SINCE       1/1/98-
  (FOR THE PERIODS ENDING DECEMBER      INCEPTION       YEAR       YEARS        YEARS      INCEPTION     7/31/98
             31, 1997)
------------------------------------- --------------- ---------- ----------- ----------- ------------- -------------

Class A (with 4.00% sales charge)        10/31/77      25.02%      14.47%      14.59%       12.44%        13.64%

Class B (with CDSC)                      10/31/77      25.02%      14.47%      14.59%       12.44%        13.13%

------------------------------------- --------------- ---------- ----------- ----------- ------------- -------------

S&P 500(R) Index

--------------------------------------------------------------------------------------------------------------------


* The quoted performance of the Fund includes the performance of certain common trust fund ("Commingled") accounts advised by Pacific Century and managed the same as the Fund in all material respects, for periods dating back to January 31, 1988, and prior to the Fund's commencement of operations on November 1, 1993, as adjusted to reflect the expenses associated with the Fund. The Commingled accounts were not registered with the Securities and Exchange Commission under the

Investment Company Act of 1940 and therefore were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts' performance may have been adversely affected.


FEES AND EXPENSES

As an investor in the Growth Stock Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a bank, broker or other investment representative, including an affiliate of Pacific Century, you may be charged an account-level fee for additional services provided to you in connection with your investment in the Fund.

--------------------------------------------------------------------------------------------------
                         SHAREHOLDER TRANSACTION EXPENSES             A SHARES         B SHARES
                           (FEES PAID BY YOU DIRECTLY)
--------------------------------------------------------------------------------------------------
Maximum sales charge (load) on
  Purchases                                                            4.00%(1)            None
Maximum deferred sales charge (load)                                   None(1)             5.00%(2)

--------------------------------------------------------------------------------------------------
                          ANNUAL FUND OPERATING EXPENSES              A SHARES         B SHARES
                           (FEES PAID FROM FUND ASSETS)
--------------------------------------------------------------------------------------------------
Management Fee(3)                                                      0.80%               0.80%
Distribution (12b-1) Fee(4)                                            0.75%(3)            1.00%
Other Expenses(3)                                                      0.29%               0.29%
Total Fund Operating Expenses(3)                                       1.84%               2.09%

1    Lower sales charges are available depending upon the amount invested. For investments of $1 million or more, a Contingent Deferred Sales Charge is applicable to redemptions within one year of purchase.

2    A Contingent Deferred Sales Charge applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5% within the first year to 0% after the sixth year.

3    The Adviser is limiting the 12b-1 Fee (Class A shares only) and Other Expenses paid by the
     Fund for the current fiscal year to 0.25% and 0.25%, respectively. Total Fund Operating
     Expenses after fee waivers and expense reimbursements are 1.30% and 2.05% for A and B shares respectively. The Adviser may revise or cancel these expense limitations at any time and will notify you of the change.

4    Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of Distribution (12b-1) Fees.

--------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE
Both Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC").
--------------------------------------------------------------------------------

EXPENSE EXAMPLE

Use the table below to compare fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:
     o $10,000 investment
     o 5% annual return
     o redemption at the end of each period
     o no changes in the Fund's operating expenses
Because this example is hypothetical and for comparison only, your actual costs will be different.

----------------------------------------------------------------------------------------------
                                          1 YEAR       3 YEARS       5 YEARS       10 YEARS
----------------------------------------------------------------------------------------------
CLASS A SHARES                             $579          $955         $1,356        $2,472
CLASS B SHARES
   ASSUMING REDEMPTION                     $712          $955         $1,324        $2,328
   ASSUMING NO REDEMPTION                  $212          $655         $1,124        $2,328

                                 BALANCED FUND *
                                 ---------------





                               RISK/RETURN SUMMARY
                               -------------------

INVESTMENT OBJECTIVE                         o Current income
                                             o Secondarily, long term capital appreciation

PRINCIPAL INVESTMENT STRATEGIES              The Fund invests primarily in a diversified
                                             portfolio of common stocks, bonds and securities
                                             that are convertible into common stocks. It
                                             invests principally in U.S. companies. The Fund
                                             may invest a significant portion of its assets in
                                             medium and smaller-sized companies.

PRINCIPAL INVESTMENT RISKS                   Because the value of the Fund's investments will
                                             fluctuate with market conditions, so will the
                                             value of your investment in the Fund. You could
                                             lose money on your investment in the Fund, or the
                                             Fund could underperform other investments.

                                             The values of the Fund's stock investments
                                             fluctuate in response to the activities of
                                             individual companies and general stock market and
                                             economic conditions. Stock prices of medium and
                                             smaller size companies fluctuate more than larger
                                             more established companies. The values of the
                                             Fund's bond investments fluctuate in response to
                                             movements in interest rates. If rates rise, the
                                             values of bonds generally fall; the longer the
                                             remaining maturity of the bonds, the greater the
                                             fluctuation. The values of the Fund's convertible
                                             securities are also affected by interest rates.


WHO MAY WANT TO INVEST?                      Consider investing in the Fund if you:
                                             o want current income
                                             o want potential capital appreciation and are
                                               willing to accept the higher risks associated
                                               with investing in stocks
                                             o want professional portfolio management

                                             This Fund is not appropriate for anyone seeking:
                                             o safety of principal
                                             o a short term investment




* THIS FUND IS NOT CURRENTLY BEING OFFERED TO THE PUBLIC.

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FEES AND EXPENSES

As an investor in the Balanced Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a bank, broker or other investment representative, including an affiliate of Pacific Century, you may be charged an account-level fee for additional services provided to you in connection with your investment in the Fund.

--------------------------------------------------------------------------------------------------
                         SHAREHOLDER TRANSACTION EXPENSES             A SHARES         B SHARES
                           (FEES PAID BY YOU DIRECTLY)
--------------------------------------------------------------------------------------------------
Maximum sales charge (load) on
  Purchases                                                            4.00%(1)            None
Maximum deferred sales charge (load)                                   None(1)             5.00% (2)

--------------------------------------------------------------------------------------------------
                          ANNUAL FUND OPERATING EXPENSES              A SHARES         B SHARES
                           (FEES PAID FROM FUND ASSETS)
--------------------------------------------------------------------------------------------------
Management Fee(3)                                                      1.00%               1.00%
Distribution (12b-1) Fee(4)                                            0.75%(3)            1.00%
Other Expenses(3)                                                      0.46%               0.46%
Total Fund Operating Expenses(3)                                       2.21%               2.46%

1    Lower sales charges are available depending upon the amount invested. For investments of
     $1 million or more, a Contingent Deferred Sales Charge is applicable to redemptions within one year of purchase.

2    A Contingent Deferred Sales Charge applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5% within the first year to 0%
     after the sixth year.

3    The Adviser is limiting the 12b-1 Fee (Class A shares only) and Other Expenses paid by the Fund for the current fiscal year to 0.25% and 0.42%, respectively. Total Fund
     Operating Expenses after fee waivers and expense reimbursements are 1.67% and 2.42% for A and B shares respectively. The Adviser may revise or cancel these expense limitations at any time and will notify you of the change.

4    Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of Distribution (12b-1)
     Fees.

--------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE
Both Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC").
--------------------------------------------------------------------------------


EXPENSE EXAMPLE

Use the table below to compare fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:
     o $10,000 investment
     o 5% annual return
     o redemption at the end of each period
     o no changes in the Fund's operating expenses
Because this example is hypothetical and for comparison only, your actual costs will be different.

----------------------------------------------------------------------------------------------
                                          1 YEAR       3 YEARS       5 YEARS       10 YEARS
----------------------------------------------------------------------------------------------
CLASS A SHARES                             $615         $1,064        $1,537        $2,842
CLASS B SHARES
   ASSUMING REDEMPTION                     $749         $1,067        $1,511        $2,706
   ASSUMING NO REDEMPTION                  $249         $  767        $1,311        $2,706

                              NEW ASIA GROWTH FUND
                              --------------------




                               RISK/RETURN SUMMARY
                               -------------------

INVESTMENT OBJECTIVE                            o Long term growth of capital

PRINCIPAL INVESTMENT STRATEGIES                 The Fund invests primarily in common and
                                                preferred stocks of companies located in the
                                                developing countries of Asia, and securities
                                                that are convertible into such common stocks.
                                                The Fund may invest in these securities
                                                directly, or indirectly through other
                                                investment companies or trusts. The Fund does
                                                not limit its investments to any particular
                                                type or size of company.

PRINCIPAL INVESTMENT RISKS                      Because the value of the Fund's investments
                                                will fluctuate with market conditions, so will
                                                the value of your investment in the Fund. You
                                                could lose money on your investment in the
                                                Fund, or the Fund could underperform other
                                                investments.

                                                The values of the Fund's investments fluctuate
                                                in response to the activities of individual
                                                companies and general stock market and
                                                economic conditions. Stock prices of smaller
                                                and newer companies fluctuate more than larger
                                                more established companies. In addition, the
                                                performance of foreign securities depends on
                                                different political and economic environments
                                                and other overall economic conditions in the
                                                countries where the Fund invests. Emerging
                                                country markets involve greater risk and
                                                volatility then more developed markets. The
                                                values of the Fund's convertible securities
                                                are also affected by interest rates.

WHO MAY WANT TO INVEST?                         Consider investing in the Fund if you:
                                                o want potential capital appreciation and are
                                                  willing to accept the higher risks associated
                                                  with investing in stocks
                                                o are investing for long-term goals
                                                o want professional portfolio management

                                                This Fund is not appropriate for anyone seeking:
                                                o safety of principal
                                                o regular income
                                                o a short term investment

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                         PERFORMANCE BAR CHART AND TABLE
                         -------------------------------

The two charts below show how the New Asia Growth Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance since its inception to demonstrate that the Fund has gained and lost value at differing times. The table below it compares the Fund's performance over time to that of the Morgan Stanley Capital International (MSCI) Far East Index (excluding Japan), a widely recognized, unmanaged index of stock markets in that region.

Both charts assume reinvestment of dividends and distributions. The bar chart does not reflect the impact of any applicable sales charges. Of course, past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 for Class A Shares

                   Year                Percent
                   1996                16.00%
                   1997               -24.64%

---------------------------------------------------------------------
Best quarter:                       Q2      1996              + 8.98%
Worst quarter:                      Q4      1997              -25.01%
---------------------------------------------------------------------


The returns for Class B shares differ from the Class A returns shown in the bar chart because of differences in each Class' expenses. The table assumes that Class B shareholders redeem all their fund shares at the end of the period indicated.

------------------------------------------------------------------------------------------
    AVERAGE ANNUAL TOTAL RETURNS       PERFORMANCE      PAST       SINCE       1/1/98-
  (FOR THE PERIODS ENDING DECEMBER      INCEPTION       YEAR     INCEPTION     7/31/98
             31, 1997)
------------------------------------- --------------- ---------- ----------- -------------

Class A (with 5.25% sales charge)        2/15/95       -28.60%     -2.95%      -27.92%

Class B (with CDSC)                      2/15/95       -28.60%     -2.95%      -27.87%

------------------------------------- --------------- ---------- ----------- ----------- ------------- -------------

(MSCI) Far East Index (excluding Japan)

--------------------------------------------------------------------------------------------------------------------

FEES AND EXPENSES

As an investor in the New Asia Growth Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a bank, broker or other investment representative, including an affiliate of Pacific Century, you may be charged an account-level fee for additional services provided to you in connection with your investment in the Fund.

--------------------------------------------------------------------------------------------------
                         SHAREHOLDER TRANSACTION EXPENSES             A SHARES         B SHARES
                           (FEES PAID BY YOU DIRECTLY)
--------------------------------------------------------------------------------------------------
Maximum sales charge (load) on
  Purchases                                                            5.25%(1)            None
Maximum deferred sales charge (load)                                   None(1)             5.00%(2)

--------------------------------------------------------------------------------------------------
                          ANNUAL FUND OPERATING EXPENSES              A SHARES         B SHARES
                           (FEES PAID FROM FUND ASSETS)
--------------------------------------------------------------------------------------------------
Management Fee(3)                                                      0.90%               0.90%
Distribution (12b-1) Fee(4)                                            0.75%(3)            1.00%
Other Expenses(3)                                                      1.28%               1.28%
Total Fund Operating Expenses(3)                                       2.93%               3.18%

1    Lower sales charges are available depending upon the amount invested. For investments of
     $1 million or more, a Contingent Deferred Sales Charge is applicable to redemptions within one year of purchase.

2    A Contingent Deferred Sales Charge applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5% within the first year to 0%
     after the sixth year.

3    The Adviser is limiting the 12b-1 Fee (Class A shares only) and Other Expenses paid by the Fund for the current fiscal year to 0.25% and 1.23%, respectively. Total Fund
     Operating Expenses after fee waivers and expense reimbursements are 2.38% and 3.13% for A and B shares respectively. The Adviser may revise or cancel these expense limitations at any time and will notify you of the change.

4    Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of Distribution (12b-1)
     Fees.

--------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE
Both Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC").
--------------------------------------------------------------------------------



EXPENSE EXAMPLE

Use the table below to compare fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:
     o $10,000 investment
     o 5% annual return
     o redemption at the end of each period
     o no changes in the Fund's operating expenses
Because this example is hypothetical and for comparison only, your actual costs will be different.

----------------------------------------------------------------------------------------------
                                          1 YEAR       3 YEARS       5 YEARS       10 YEARS
----------------------------------------------------------------------------------------------
CLASS A SHARES                             $805         $1,384        $1,987        $3,606
CLASS B SHARES
   ASSUMING REDEMPTION                     $821         $1,280        $1,864        $3,401
   ASSUMING NO REDEMPTION                  $321         $  980        $1,664        $3,401

                                 SMALL CAP FUND
                                 --------------




                               RISK/RETURN SUMMARY
                               -------------------

INVESTMENT OBJECTIVE                         o Long term growth of capital

PRINCIPAL INVESTMENT STRATEGIES              The Fund invests primarily in a diversified portfolio
                                             of common stocks of smaller U.S. companies, and
                                             securities that are convertible into such common
                                             stocks.

PRINCIPAL INVESTMENT RISKS                   Because the value of the Fund's investments will
                                             fluctuate with market conditions, so will the value of
                                             your investment in the Fund. You could lose money on
                                             your investment in the Fund, or the Fund could
                                             underperform other investments.

                                             The values of the Fund's investments fluctuate in
                                             response to the activities of individual companies and
                                             general stock market and economic conditions. Stock
                                             prices of smaller and newer companies fluctuate more
                                             than larger more established companies. The values of
                                             the Fund's convertible securities are also affected by
                                             movements in interest rates; if rates rise, the values
                                             of convertible securities may fall.


WHO MAY WANT TO INVEST?                      Consider investing in the Fund if you:
                                             o are investing for long term goals
                                             o want potential capital appreciation and are willing
                                               to accept the higher risks associated with investing
                                               in stocks
                                             o want professional portfolio management

                                             This is not appropriate for anyone seeking:
                                             o safety of principal
                                             o a short term investment
                                             o regular income

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FEES AND EXPENSES

As an investor in the Small Cap Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a bank, broker or other investment representative, including an affiliate of Pacific Century, you may be charged an account-level fee for additional services provided to you in connection with your investment in the Fund.

--------------------------------------------------------------------------------------------------
                         SHAREHOLDER TRANSACTION EXPENSES             A SHARES         B SHARES
                           (FEES PAID BY YOU DIRECTLY)
--------------------------------------------------------------------------------------------------
Maximum sales charge (load) on
  Purchases                                                            4.00%(1)            None
Maximum deferred sales charge (load)                                   None(1)             5.00%(2)

------------------------------------------------------------------------------ --------------------- ------------------
                       ANNUAL FUND OPERATING EXPENSES                                A SHARES            B SHARES
                        (FEES PAID FROM FUND ASSETS)
------------------------------------------------------------------------------ --------------------- ------------------
Management Fee(3)                                                      1.00%               1.00%
Distribution (12b-1) Fee(4)                                            0.75%(3)            1.00%
Other Expenses(3)                                                      0.59%               0.59%
Total Fund Operating Expenses(3)                                       2.34%               2.59%

1    Lower sales charges are available depending upon the amount invested. For investments of
     $1 million or more, a Contingent Deferred Sales Charge is applicable to redemptions within one year of purchase.

2    A Contingent Deferred Sales Charge applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5% within the first year to 0%
     after the sixth year.

3    The Adviser is limiting the 12b-1 Fee (Class A shares only) and Other Expenses paid by the Fund for the current fiscal year to 0.25% and 0.55%, respectively. Total Fund
     Operating Expenses after fee waivers and expense reimbursements are 1.80% and 2.55% for A and B shares respectively. The Adviser may revise or cancel these expense limitations at any time and will notify you of the change.

4    Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of Distribution (12b-1)
     Fees.

--------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE
Both Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC").
--------------------------------------------------------------------------------



EXPENSE EXAMPLE

Use the table below to compare fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:
     o $10,000 investment
     o 5% annual return
     o redemption at the end of each period
     o no changes in the Fund's operating expenses
Because this example is hypothetical and for comparison only, your actual costs will be different.

--------------------------------------------------------------------
                                          1 YEAR       3 YEARS
--------------------------------------------------------------------
CLASS A SHARES                             $628         $1,101
CLASS B SHARES
   ASSUMING REDEMPTION                     $762         $1,105
   ASSUMING NO REDEMPTION                  $262         $  805

                                   VALUE FUND
                                   ----------




                               RISK/RETURN SUMMARY
                               -------------------

INVESTMENT OBJECTIVE                         o Current income
                                             o Secondarily, long term growth of capital

PRINCIPAL INVESTMENT STRATEGIES              The Fund invests primarily in a diversified portfolio
                                             of dividend paying common stocks of U.S. companies,
                                             and securities that are convertible into such common
                                             stocks. The Fund does not limit its investments to any
                                             particular size or type of company.

PRINCIPAL INVESTMENT RISKS                   Because the value of the Fund's investments will
                                             fluctuate with market conditions, so will the value of
                                             your investment in the Fund. You could lose money on
                                             your investment in the Fund, or the Fund could
                                             underperform other investments.

                                             The values of the Fund's investments fluctuate in
                                             response to the activities of individual companies and
                                             general stock market and economic conditions. The
                                             values of its convertible securities are also affected
                                             by movements in interest rates; if rates rise, the
                                             values of convertible securities may fall.


WHO MAY WANT TO INVEST?                      Consider investing in the Fund if you:
                                             o want current income
                                             o want potential capital appreciation and are willing to accept the higher risks associated with investing in stocks
                                             o want professional portfolio management

                                             This Fund is not appropriate for anyone seeking:
                                             o safety of principal
                                             o a short term investment

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FEES AND EXPENSES

As an investor in the Value Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a bank, broker or other investment representative, including an affiliate of Pacific Century, you may be charged an account-level fee for additional services provided to you in connection with your investment in the Fund.

--------------------------------------------------------------------------------------------------
                         SHAREHOLDER TRANSACTION EXPENSES             A SHARES         B SHARES
                           (FEES PAID BY YOU DIRECTLY)
--------------------------------------------------------------------------------------------------
Maximum sales charge (load) on
  Purchases                                                            4.00%(1)            None
Maximum deferred sales charge (load)                                   None(1)             5.00%(2)

--------------------------------------------------------------------------------------------------
                          ANNUAL FUND OPERATING EXPENSES              A SHARES         B SHARES
                           (FEES PAID FROM FUND ASSETS)
--------------------------------------------------------------------------------------------------
Management Fee(3)                                                      1.00%               1.00%
Distribution (12b-1) Fee(4)                                            0.75%(3)            1.00%
Other Expenses(4)                                                      0.37%               0.37%
Total Fund Operating Expenses(3)                                       2.12%               2.37%

1    Lower sales charges are available depending upon the amount invested. For investments of
     $1 million or more, a Contingent Deferred Sales Charge is applicable to redemptions within one year of purchase.

2    A Contingent Deferred Sales Charge applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5% within the first year to 0%
     after the sixth year.

3    The Adviser is limiting the 12b-1 Fee (Class A shares only) and Other Expenses paid by the Fund for the current fiscal year to 0.25% and 0.33%, respectively. Total Fund
     Operating Expenses after fee waivers and expense reimbursements are 1.58% and 2.33% for A and B shares respectively. The Adviser may revise or cancel these expense limitations at any time and will notify you of the change.

4    Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of Distribution (12b-1)
     Fees.

--------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE
Both Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC").
--------------------------------------------------------------------------------



EXPENSE EXAMPLE

Use the table below to compare fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:
     o $10,000 investment
     o 5% annual return
     o redemption at the end of each period
     o no changes in the Fund's operating expenses
Because this example is hypothetical and for comparison only, your actual costs will be different.

------------------------------------------------------------------
                                          1 YEAR       3 YEARS
------------------------------------------------------------------
CLASS A SHARES                             $606         $1,037
CLASS B SHARES
   ASSUMING REDEMPTION                     $740         $1,039
   ASSUMING NO REDEMPTION                  $240         $  739

                            INTERNATIONAL STOCK FUND
                            ------------------------




                               RISK/RETURN SUMMARY
                               -------------------

INVESTMENT OBJECTIVE                         o Long term growth of capital

PRINCIPAL INVESTMENT STRATEGIES              The Fund invests primarily in common and preferred
                                             stocks of foreign companies and securities that are
                                             convertible into common stocks. The Fund may invest in
                                             these securities directly, or indirectly through other
                                             investment companies or trusts. The Fund does not
                                             limit its investments to any particular type or size
                                             of company or to any region of the world..

PRINCIPAL INVESTMENT RISKS                   Because the value of the Fund's investments will
                                             fluctuate with market conditions, so will the value of
                                             your investment in the Fund. You could lose money on
                                             your investment in the Fund, or the Fund could
                                             underperform other investments.

                                             The values of the Fund's investments fluctuate in
                                             response to the activities of individual companies and
                                             general stock market and economic conditions. Stock
                                             prices of smaller and newer companies fluctuate more
                                             than larger more established companies. In addition,
                                             the performance of foreign securities depends on
                                             different political and economic environments and
                                             other overall economic conditions in the countries
                                             where the Fund invests. Emerging country markets
                                             involve greater risk and volatility than more
                                             developed markets. The values of the Fund's
                                             convertible securities are also affected by interest
                                             rates..


WHO MAY WANT TO INVEST?                      Consider investing in the Fund if you:
                                             o want potential capital appreciation and are willing to accept the higher risks associated with investing in stocks
                                             o want professional portfolio management
                                             o are investing for long-term goals

                                             This Fund is not appropriate for anyone seeking:
                                             o safety of principal
                                             o a short term investment
                                             o regular income

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FEES AND EXPENSES

As an investor in the International Stock Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a bank, broker or other investment representative, including an affiliate of Pacific Century, you may be charged an account-level fee for additional services provided to you in connection with your investment in the Fund.

--------------------------------------------------------------------------------------------------
                         SHAREHOLDER TRANSACTION EXPENSES             A SHARES         B SHARES
                           (FEES PAID BY YOU DIRECTLY)
--------------------------------------------------------------------------------------------------
Maximum sales charge (load) on
  Purchases                                                            5.25%(1)            None
Maximum deferred sales charge (load)                                   None(1)             5.00%(2)

--------------------------------------------------------------------------------------------------
                          ANNUAL FUND OPERATING EXPENSES              A SHARES         B SHARES
                           (FEES PAID FROM FUND ASSETS)
--------------------------------------------------------------------------------------------------
Management Fee(3)                                                      1.00%               1.00%
Distribution (12b-1) Fee(4)                                            0.75%(3)            1.00%
Other Expenses(3)                                                      0.97%               0.97%
Total Fund Operating Expenses(3)                                       2.72%               2.97%

1    Lower sales charges are available depending upon the amount invested. For investments of
     $1 million or more, a Contingent Deferred Sales Charge is applicable to redemptions within one year of purchase.

2    A Contingent Deferred Sales Charge applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5% within the first year to 0%
     after the sixth year.

3    The Adviser is limiting the 12b-1 Fee (Class A shares only) and Other Expenses paid by the Fund for the current fiscal year to 0.25% and 0.93%, respectively. Total Fund
     Operating Expenses after fee waivers and expense reimbursements are 2.18% and 2.93% for A and B shares respectively. The Adviser may revise or cancel these expense limitations at any time and will notify you of the change.

4    Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of Distribution (12b-1)
     Fees.

--------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE
Both Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC").
--------------------------------------------------------------------------------



EXPENSE EXAMPLE

Use the table below to compare fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:
     o $10,000 investment
     o 5% annual return
     o redemption at the end of each period
     o no changes in the Fund's operating expenses
Because this example is hypothetical and for comparison only, your actual costs will be different.

------------------------------------------------------------------
                                          1 YEAR       3 YEARS
------------------------------------------------------------------
CLASS A SHARES                             $786         $1,325
CLASS B SHARES
   ASSUMING REDEMPTION                     $800         $1,218
   ASSUMING NO REDEMPTION                  $300         $  918

                    INVESTMENT OBJECTIVES, POLICIES AND RISKS
                    -----------------------------------------

                             GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

The Growth and Income Fund seeks to provide you with current income, and secondarily to make your investment grow over the long term.

Normally, the Fund invests at least 65% of its total assets in a diversified portfolio of high quality, dividend paying common stocks of U.S. companies and securities convertible into such common stocks. The Fund invests principally in securities that currently have as a group an above average dividend yield, which it expects to remain constant or increase in the future. However, it may balance these with lower yielding but higher growth-oriented investments to achieve more growth potential.

The Fund does not limit its investments to any particular type or size of company. It can also invest in other types of equity and investment grade debt instruments issued by domestic and foreign companies and governments, and can use futures contracts, options and other investment techniques.





                                GROWTH STOCK FUND
--------------------------------------------------------------------------------

The Growth Stock Fund seeks to make your investment grow over the long term, and secondarily to provide you with current income.

Normally, the Fund invests at least 65% of its total assets in a diversified portfolio of common stocks of U.S. and foreign companies and in securities that are convertible into such common stocks. It may invest in securities issued by large, well-established companies as well as smaller companies, subject to a minimum market capitalization of $50 million at the time of purchase (market capitalization is the total market price of a company's outstanding equity securities). The Fund can also invest in other types of equity and investment grade debt instruments issued by domestic and foreign companies and governments, and can use futures contracts, options and other investment techniques.



                                  BALANCED FUND
--------------------------------------------------------------------------------

The Balanced Fund seeks to provide you with current income, and secondarily to make your investment grow over the long term.

Normally, the Fund invests primarily in common stocks and bonds of U.S. companies, and securities that are convertible into such common stocks (such as warrants, convertible preferred stock, fixed rate preferred stock, convertible fixed-income securities, options and rights). It invests at least 25% of the value of its total assets in investment grade fixed-income securities that are senior to the issuers' other debt securities. The Fund can also invest in non-convertible preferred stocks and other types of equity and investment grade debt instruments issued by domestic and foreign companies and governments, and can use futures contracts, options and other investment techniques.

The Fund may invest in common stocks of large companies (with market capitalizations of more than $750 million at the time of purchase) as well as medium and smaller sized companies (with market capitalizations of at least $250 million but less than $750 million at the time of purchase). (Market capitalization is the total market price of a company's outstanding equity securities.) It seeks to invest no more than 50% of its total assets in the securities of medium and smaller sized companies. However, the actual percentage may vary according to changes in market conditions and Pacific Century's judgment about how best to achieve the Fund's investment objective.

 The Fund selects common stocks on the basis of companies' strong earnings growth trends, above-average prospects for future earnings growth, and diversification among industries and companies. In selecting preferred stocks, bonds and convertible securities, it also considers companies' strong earnings and credit records and their ability to provide current income.



                              NEW ASIA GROWTH FUND
--------------------------------------------------------------------------------

The New Asia Growth Fund seeks to make your investment grow over the long term.

Normally, the Fund invests at least 70% of its total assets in common stock, common stock equivalents (such as preferred or debt securities convertible into common stock), and preferred stock of companies located in the developing countries of Asia. The Fund invests in these securities directly, or indirectly through other investment companies or trusts that invest the majority of their assets in the developing countries of Asia.

For these purposes, developing countries of Asia include all countries in Asia other than Japan. This includes but is not limited to Hong Kong, China, India, Indonesia, South Korea, Malaysia, the Philippines, Singapore, Taiwan, Pakistan, Bangladesh, Sri Lanka and Thailand. An issuer is located in a developing Asian country if it is organized under the laws of the country, if it derives 50% or more of its total revenues from business in the country, or if its equity securities are traded principally on a securities exchange in the country.

The Fund does not limit its investments to any particular type or size of company. It may invest in companies, large or small, whose earnings its investment adviser believe have a relatively strong growth trend, or in companies that it does not anticipate to grow but whose market value per share it believes is undervalued. In selecting and maintaining a portfolio of investments in any country, the Fund's investment adviser considers the investment instruments traded in the country's stock markets and the upside potential of such markets (including the economic, political and social factors affecting each country and the prospects for improvements in these factors in the short, medium and long term). The Fund does not give important consideration to current income from dividends and interest in selecting portfolio securities.

The Fund may invest to a lesser degree in debt securities and other instruments if its investment adviser believes they would help achieve the Fund's objective; up to 10% of its net assets may be invested in debt securities rated below investment grade. The Fund may also invest up to 35% of its total assets in any combination of equity, investment grade debt and convertible securities of issuers located outside the developing countries of Asia, including the United States, and can use futures contracts, options and other investment techniques.



                                 SMALL CAP FUND
--------------------------------------------------------------------------------

The Small Cap Fund seeks to make your investment grow over the long term.

Normally, the Fund invests at least 65% of its total assets in a diversified portfolio of common stocks of smaller U.S. companies, and in securities that are convertible into such common stocks. These are companies with market capitalizations of between $__ and $__ million at the time of purchase (market capitalization is the total market price of a company's outstanding equity securities). The Fund can also invest in other types of equity and investment grade debt instruments issued by domestic and foreign companies and governments, including securities issued by larger companies. In addition, it can use futures contracts, options and other investment techniques.



                                   VALUE FUND
--------------------------------------------------------------------------------

The Value Fund seeks to provide you with current income, and secondarily to make your investment grow over the long term.

Normally, the Fund invests primarily in dividend paying common stocks and bonds of U.S. companies, and securities that are convertible into such common stocks (such as warrants, convertible preferred stock, fixed rate preferred stock, convertible fixed-income securities, options and rights). It does not limit its investments to any particular size or type of company. The Fund can also invest in non-convertible preferred stocks and other types of equity and investment grade debt instruments issued by domestic and foreign companies and governments, and can use futures contracts, options and other investment techniques.





                            INTERNATIONAL STOCK FUND
--------------------------------------------------------------------------------

The International Stock Fund seeks to make your investment grow over the long term.

Normally, the Fund invests at least 65% of its total assets in common stock, common stock equivalents (such as preferred or debt securities convertible into common stock), and preferred stock of foreign companies. The Fund invests in these securities directly, or indirectly through other investment companies or trusts that invest the majority of their assets in foreign companies.

The Fund does not limit its investments to any particular country or type or size of company. It may invest in companies, large or small, whose earnings its investment adviser believe have a relatively strong growth trend, or in companies that it does not anticipate to grow but whose market value per share it believes is undervalued. In selecting and maintaining a portfolio of investments in any country, the Fund's investment adviser considers the investment instruments traded in the country's stock markets and the upside potential of such markets (including the economic, political and social factors affecting each country and the prospects for improvements in these factors in the short, medium and long term). The Fund does not give important consideration to current income from dividends and interest in selecting portfolio securities.


The Fund may invest to a lesser degree in investment grade debt securities and other instruments if Pacific Century or its Sub-Adviser believes they would help achieve the Fund's objective. The Fund may also invest up to 35% of its total assets in any combination of equity, investment grade debt and convertible securities of issuers located in the United States, and can use futures contracts, options and other investment techniques.





                                   MAIN RISKS
--------------------------------------------------------------------------------

The value of your investment in any of the Funds will got up and down, which means that you could lose money. You should consider an investment in any of the Funds as a long-term investment.

STOCKS

The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions, and stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term high-grade fixed income securities.

SMALL COMPANIES

Securities of smaller and newer companies may present greater opportunities than larger and more established companies for capital appreciation because of high potential earnings growth. But they also involve greater risk. Such companies may have limited product lines, markets or financial resources, or may depend on a small group of key managers. Their securities may trade less frequently or in limited volume, or only in the over-the-counter market or on a regional stock exchange. As a result, these securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

FOREIGN SECURITIES

Investments in foreign securities involve risks that are not typically associated with domestic securities. Changes in foreign currency exchange rates will affect the values of investments quoted or payable in currencies other than the U.S. dollar. Less information may be publicly available about foreign issuers. They also are not generally subject to the same accounting, auditing and financial reporting standards as domestic issuers. Foreign stock markets have different clearance and settlement procedures, and higher brokerage commissions and transaction costs, than U.S. markets. In addition, foreign exchanges, brokers and issuers generally are not supervised or regulated as closely as in the United States. Furthermore, foreign income tax laws may require witholding of interest, gains or dividends. Certain other adverse developments could also occur, such as expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect investments and the ability to enforce contracts.

EMERGING MARKETS

The securities markets of developing countries involve greater risks than more developed markets. These securities markets are not as large as U.S. markets, have substantially less trading volume, and have a high concentration of investors and financial intermediaries, resulting in a lack of liquidity and high price volatility. Certain markets, such as those of China, are in only the earliest stages of development.

Substantial economic uncertainties exist for developing countries. They may have overburdened infrastructures and obsolete financial systems as well as environmental problems. Certain economies depend on exports of primary commodities and are vulnerable to changes in commodity prices, which in turn may be affected by a variety of factors. In addition, the governments of many such countries have a heavy role in regulating and supervising their economies, and their economies are heavily export oriented and dependent on international trade. Certain developing countries are large debtors to commercial banks and foreign governments. Some have experienced substantial and volatile rates of inflation and currency devaluations.

Substantial social and political uncertainties also exist for many developing countries. These may result from factors such as authoritarian governments; popular unrest associated with demands for improved political, economic and social conditions; internal insurgencies and terrorist activities; hostile relationships with neighboring countries; and drug trafficking. This instability could impair the financial conditions of issuers or disrupt their financial markets.

A number of Asian countries are currently experiencing economic difficulties and significant declines in values in their financial markets as a result of the convergence of a number of these social, political and economic factors. The unsettled condition of several Asian financial markets has also affected emerging markets in other countries and regions. These conditions could continue or deteriorate further in the future.

A variety of other factors may also adversely impact the Funds' investments in countries with emerging securities markets. These include matters such as archaic legal systems; inflation accounting rules that indirectly generate losses or profits; less developed systems for registration, transfer and custody of securities; restrictions on foreign investments in capital markets; limitations on the manner in which the Funds may invest in securities; and limitations on repatriation of income, capital, or the proceeds of sales of securities.

CONVERTIBLE SECURITIES

The Funds may purchase convertible securities that are fixed-income debt securities or preferred stocks, and which may be converted at a stated price within a specified period of time into a certain quantity of common stock of the same or other issuers. Convertible securities are usually subordinated in right of payment to nonconvertible debt securities of the same issuer, but are senior to common stocks in an issuer's capital structure. Their prices tend to be influenced by changes in interest rates (in the same manner as described below for debt securities) as well as changes in the market value of the common stock into which they can be converted.

DEBT SECURITIES

The values of the debt securities held by the Funds fluctuate in response to movements in interest rates. When rates rise, the values generally fall, and when rates decline, the values generally increase. In addition, the issuers of any of the debt securities held by the Funds may fail to pay interest or principal when due.

The Funds generally will only acquire bonds that are rated investment grade at the time of purchase, which means they are rated in one of the top four categories by a nationally recognized statistical rating organization, or unrated obligations that Pacific Century or its subadviser determines are comparable. However, obligations with the lowest of these ratings have some speculative characteristics, and changes in economic conditions are more likely to lead to the issuer's weakened capacity to make principal and interest payments than higher rated securities. If the rating of a security decreases after a Fund buys it, or it is no longer rated, Pacific Century or its subadviser will decide whether the Fund should continue to hold the security.

The New Asia Growth Fund may invest up to 10% of its net assets in securities rated below investment grade or of comparable quality, commonly referred to as "junk bonds" or "high yield/high risk securities." These investments are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal as required, and generally are less liquid and have greater price volatility than higher rated securities. The Fund may not purchase debt securities that are in default, except that it can invest up to 5% of its total assets in sovereign (government) debt that is in default.

YEAR 2000

Like other funds and business organizations around the world, the Funds could be adversely affected if the computer systems used by Pacific Century and the Trust's other service providers do not properly process date-related information for the year 2000 and beyond. The Trust understands that its key service providers are taking steps to address this issue. In addition, the problem may adversely affect the companies in which the Funds invest. For example, they may incur substantial costs to correct the problem and may suffer losses cause by data processing errors. Management of the Trust and Pacific Century will continue to monitor developments relating to this issue.


The most recent information about each Fund's portfolio holdings can be found in its annual or semi-annual report. For information about receiving this report, see the back cover.

                                 FUND MANAGEMENT
                                 ---------------

THE INVESTMENT ADVISER

Pacific Century Trust, ("Pacific Century"), 111 S. King Street, Honolulu, Hawaii 96813, a division of Bank of Hawaii, is the adviser for the Funds. Pacific Century has managed the financial assets of corporations and institutional investors for nearly a century and has built a reputation as one of the largest, most knowledgeable financial institutions in the Pacific Basin. Pacific Century is among the top 50 trust firms in the United States and oversees more than $14 billion in client assets. The Pacific Century investment management team - including portfolio managers, financial analysts and economists - is responsible for over $8 billion of these assets.

For these advisory services, the Funds paid Pacific Century as follows:

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
                                                            PERCENTAGE OF
                                                          AVERAGE NET ASSETS
                                                            FOR YEAR ENDED
                                                               7/31/98
----------------------------------------------------------------------------------------
Growth and Income Fund                                          .____%*

----------------------------------------------------------------------------------------
Growth Stock Fund                                               .____%*

----------------------------------------------------------------------------------------
Balanced Fund                                                   .____%*

----------------------------------------------------------------------------------------
New Asia Growth Fund                                            .____%*

----------------------------------------------------------------------------------------
Small Cap Fund                                                  .____%*

----------------------------------------------------------------------------------------
Value Fund                                                      .____%*

----------------------------------------------------------------------------------------
International Stock Fund                                        .____%*

----------------------------------------------------------------------------------------

* Pacific Capital waived a portion of its fees for the fiscal year. Contractual fees (without waivers) are: Growth and Income Fund, .___%; Growth Stock Fund,
 .___%; Balanced Fund, .______%; New Asia Growth Fund, .____%; Small Cap Fund, .____%; Value Fund, .____%; and International Stock Fund, .____%.


THE SUB-ADVISER

Nicholas-Applegate Capital Management, 600 W. Broadway, San Diego, California 92101, is the Sub-Adviser to the International Stock Fund and the Small Cap Fund, and provides investment advisory services with respect to management of those Funds' portfolios. Its affiliate Nicholas-Applegate Capital Management (Hong Kong) LLC, located at the same address, is the Sub-Adviser to the New Asia Growth Fund, and provides investment advisory services with respect to management of the foreign component of that Fund's portfolio.

PORTFOLIO MANAGERS


Management of the Funds is coordinated by Pacific Century's investment unit, which is staffed with more than 40 people, including 5 Chartered Financial Analysts and 9 M.B.A.'s. All investment decisions of Pacific Century for the Funds it advises are made by a committee, with individual portfolio managers having day-to-day responsibility for managing the Funds.







GROWTH AND INCOME FUND. Clyde Powers, CFA serves as a Vice President and Team Leader on the Equity Investment Team at Pacific Century and has been primarily responsible for the management of the Fund since 1997. Mr. Powers has 26 years of experience managing growth funds and growth oriented portfolios for institutional investors. Prior to joining Pacific Century in 1997, Mr. Powers served as a portfolio manager for Amcore Investment Group from 1995 to 1997, and as Managing Director-Investment Operations for Union Capital Advisors from 1984 to 1995.



GROWTH STOCK FUND. Roger Khlopin, CFA, serves as a Vice President and Team Leader on the Equity Investment Team at Pacific Century and has been primarily responsible for the day-to-day management of the Fund since 1997. Prior to joining Pacific Century in 1992, Mr. Khoplin served as a securities analyst with Dean Witter from 1990 to 1991; Smith Barney from 1981-1989; and with Sanford C. Bernstein & Company from 1980 to 1981.



BALANCED FUND.



NEW ASIA GROWTH FUND. Tim Greaton, Senior Portfolio Manager of Nicholas-Applegate Capital Management (Hong Kong) LLC ("NACM Hong Kong"), has been primarily responsible for the day-to-day management of the Fund since 1995. Mr. Greaton joined NACM Hong Kong in 1997. Prior to joining NACM Hong Kong, Mr. Greaton served as Senior Portfolio Manager of Credit Lyonnais International Asset Management (HK) Limited from 1992 to 1997.

SMALL CAP FUND. A team of Catherine Somhegyi, Larry Speidell, Travis Prentice and Mark Stuckelman is responsible for the day-to-day management of the Fund. Ms. Somhegyi, as Partner of the firm, is its Chief Investment Officer - Global Equity Management and joined the firm in 1987. Mr. Speidell, a Partner of the firm, is its Director of Global/Systematic Portfolio Management and Research and joined the firm in 1994; he has 23 years prior investment management experience with Batterymarch Financial Management and Putnam Management Company. Mr. Prentice joined the firm as Portfolio Manager in 1997, and had prior experience with the Merrill Lynch Private Client Group. Mr. Stuckelman joined the firm as a Portfolio Manger in 1995, and had prior experience with Wells Fargo Bank Investment Management Group, Fidelity Management Trust Co., and BARRA.


VALUE FUND.

INTERNATIONAL STOCK FUND. A team headed by Catherine Somhegyi, Larry Speidell and Lorettta J. Morris is responsible for the day-to-day management of the Fund. Ms. Somhegyi, a Partner of the firm, is its Chief Investment Officer - Global Equity Management and joined the firm in 1987. Mr. Speidell, a Partner of the firm, is its Director of Global/Systematic Portfolio Management and Research and joined the firm in 1994; he has 23 years prior investment management experience with Batterymarch Financial Management and Putnam Management Company. Ms. Morris, a Partner of the firm, joined the firm as a Portfolio Manager in 1990, and has ten years prior experience with Collins Associates.


The Statement of Additional Information has more detailed information about the Investment Adviser and other service providers.

THE DISTRIBUTOR AND ADMINISTRATOR

BISYS Fund Services is the Fund's distributor and administrator. Its address is 3435 Stelzer Road, Columbus, Ohio 43219.

                             SHAREHOLDER INFORMATION
                             -----------------------

PRICING OF FUND SHARES

Each Fund's per share net asset value ("NAV") is determined and its shares are priced at the close of regular trading on the New York Stock Exchange (normally at 4 p.m. Eastern time) on days the Exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the Fund (plus any applicable sales charge).

The Fund's securities are valued at current market prices except for debt obligations with remaining maturities of 60 days or less (which are valued at amortized cost). If market quotations are not available or if special circumstances warrant, securities will be valued by a method that the Board of Trustees believes accurately reflects fair value.

------------------------------------------------------------------------------
HOW NAV IS CALCULATED
NAV is calculated by adding the total value of a Fund's investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund:

NAV =       Total Assets-Liabilities
            ----------------------------
            Number of Shares Outstanding

You can find each Fund's NAV daily in The Wall Street Journal and other newspapers.
-------------------------------------------------------------------------------

PURCHASING AND ADDING TO YOUR SHARES
------------------------------------

You can purchase Funds through the Pacific Capital Funds' Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, it is responsible for transmitting orders to the Distributor by the Fund's close of business and may have an earlier cut-off time for purchase and sell requests. Consult your investment representative or institution for specific information.

MINIMUM INVESTMENTS
                                                INITIAL INVESTMENT                   SUBSEQUENT
Regular (non-retirement)                        $1000                                $50

Retirement (IRA)                                $250                                 $50

Auto Invest Plan                                $100                                 $50


All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.


A FUND MAY WAIVE ITS MINIMUM PURCHASE REQUIREMENT, AND THE DISTRIBUTOR MAY REJECT A PURCHASE ORDER, IF THE DISTRIBUTOR DECIDES THIS IS IN THE BEST INTEREST OF A FUND'S SHAREHOLDERS.


--------------------------------------------------------------------------------
AVOID 31% TAX WITHHOLDING
The Fund must withhold 31% of your taxable dividends, capital gains distributions and redemptions if you have not provided the Fund your taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct tax identification number (social security number for most investors) on your account application.
--------------------------------------------------------------------------------

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

                         INITIAL INVESTMENT                                    SUBSEQUENT
By regular mail          1.   Carefully read and complete the application.     1.    Use the investment slip attached to your
                              Establishing your account privileges now saves         account statement.  Or, if unavailable
                              you the inconvenience of having to add them      2.    Include the following information on a
                              latter.                                                piece of paper:
                         2.   Make check, bank draft or money order payable          o  Fund name
                              to "Pacific Capital Funds."                            o  share class
                         3.   Mail to:                                               o  amount invested
                              Pacific Capital Funds                                  o  account name
                              PO Box 182130                                          o  account number
                              Columbus, OH 43218-2130                                Include your account number on your check.
                                                                                3.   Mail to:
                                                                                     Pacific Capital Funds
                                                                                     PO Box 182130
                                                                                     Columbus, OH 43218-2130

By overnight service                             See Instructions 1-2 above.
                                                 3. Send to
                                                 Pacific Capital Funds
                                                 c/o BISYS Fund Services
                                                 Attn:  T.A. Operations
                                                 3435 Stelzer Road
                                                 Columbus, OH 43219

By electronic purchase                                                         Establish electronic purchase option on your
                                                                               account application or call 800-258-9232. Your
Your bank must participate in the Automated                                    account can generally be set up for electronic
Clearing House (ACH) and must be a U.S. bank. Your                             purchases within 15 days.
bank or broker may charge for this service.

                                                                               Call 800-258-9232 to arrange a transfer from your
                                                                               bank account.


By wire transfer         FOR INITIAL INVESTMENT: Fax the
                         complete application, along
                         with a request for a
                         confirmation number, to
                         800-___-____. Follow
                         instructions below after
                         receiving your confirmation
                         number.
                           FOR INITIAL AND SUBSEQUENT
                         INVESTMENTS: Instruct your bank
                         to wire transfer your investment
                                       to:
                                  Name of Bank
                            Routing Number: ABA #xxxxxx
                                       DDA#
                         o   Include your name and
                             your confirmation umber.
                         After instructing your bank to wire
                         the funds, call 800-258-9232 to
                         tell us the amount being
                         transferred and the name of your
                         bank.


----------------------------------------------------------------------
QUESTIONS?
Call 800-258-9232 or your investment representative.
----------------------------------------------------------------------

--------------------------------------------------------------------------------
ELECTRONIC VS. WIRE TRANSFER
Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, your bank makes the transaction through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.
--------------------------------------------------------------------------------



AUTO INVEST PLAN

You can make automatic investments in the Funds from your bank account, through payroll deduction, or from your federal employment, social security or other regular government checks. Automatic investments can be as little as $50, once you've invested the $100 minimum required to open the account.

To invest regularly from your bank account:

1) Complete the Auto Invest Plan portion of your Account Application. Make sure you note:
     - your bank name, address, and account number
     - the amount you want to invest automatically (minimum $50)
     - how often you want to invest (monthly or quarterly)

2)   Attach a voided personal check.

To invest regularly from your pay check or government check, call 800-258-9232 for an enrollment form.

The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Each Fund, except the New Asia Growth Fund, generally declares dividends of substantially all of its net income daily and pays the dividends monthly. The New Asia Growth Fund pays out its dividends quarterly. Each Fund distributes any capital gains annually. Dividends payable on Class A shares of a Fund are more than on Class B shares because Class B shares have higher distribution expenses.

We automatically reinvest all income dividends and capital gains distributions by a Fund in additional shares of the same Fund and Class on the dividend record date unless you request otherwise in writing to the Transfer Agent (at least 15 days prior to the distribution). You may elect to receive your dividends/distributions in cash either by check sent to your address or by wire to your bank account.

The value of your shares will be reduced by the amount of dividends and distributions. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

The Distributor does not charge any fees or sales charges for reinvested dividends.

--------------------------------------------------------------------------------

SELLING YOUR SHARES
-------------------

You can sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund or your investment representative. Normally you will receive your proceeds within a week after your request is received.

--------------------------------------------------------------------------------
WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
--------------------------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGE

When you sell shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

INSTRUCTIONS FOR SELLING SHARES

By telephone                                            Call 800-258-9232 with instructions as to how you want to
(unless you have declined                               receive your funds (mail, wire, electronic transfer).
telephone sales privileges)

By mail                                                 1. Call 800-258-9232 to request redemption forms, or write a letter of instruction indicating:
                                                        o your Fund and account number
                                                        o amount you want to redeem
                                                        o address where your check should be sent
                                                        o account owner signature

                                                        2. Mail to:
                                                        Pacific Capital Funds
                                                        PO Box 182130
                                                        Columbus, OH 43218-2130

By overnight service                                    1. See instruction 1 above.

                                                        2. Send to
                                                        Pacific Capital Funds
                                                        Co/BISYS Fund Services
                                                        Attn: T.A. Operations
                                                        3435 Stelzer Road
                                                        Columbus, OH 43219

Wire transfer                                           Call 800-258-9232 to request a wire transfer.
You must select this option on your Account
Application.                                            If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next
                                                        business day.
The Fund may charge a wire
transfer fee.
Note: Your financial institution
may also charge a separate fee.

Electronic Redemptions                                  Call 800-258-9232 to request an electronic redemption.

Your bank must participate in                           If you call by 4 p.m. Eastern time, the NAV of your shares will
the Automated Clearing House                            normally be determined on the same day and the proceeds
(ACH) and must be a U.S.                                credited within 8 days.
bank.

Note:  Your bank may charge
for this service.

AUTO WITHDRAWAL PLAN

You can receive automatic payments from your account on a monthly or quarterly basis. The minimum withdrawal is $100. To activate this feature:
o Make sure you've checked the appropriate box on the Account Application. Or call 800-258-9232.
o Include a voided personal check.
o Your account must have a value of $5,000 or more to start withdrawals.
o If the value of your account falls below $1,000, you may be asked to invest more to bring the account back to $1,000, or we may close your account and mail the proceeds to you.

GENERAL POLICIES ON SELLING SHARES
----------------------------------

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing in the following situations:

     1. All requests for redemptions from individual retirement accounts ("IRA's") must be in writing.

     2.   Redemption requests require a signature guarantee when:

               o You ask us to make the check payable to someone who is not the owner of the account

               o You ask us to mail the check to an address that is not the address on your account

               o You ask us to wire the proceeds to a commercial bank account that is not designated on your account application

               o    The redemption proceeds exceed $50,000

You must obtain a signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

VERIFYING TELEPHONE REDEMPTIONS
The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Because of these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Fund, Transfer Agent and/or the Distributor may be liable for losses due to unauthorized transactions.

REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT
When you have made an investment by check, you cannot redeem any portion of the same investment until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check.

REFUSAL OF REDEMPTION REQUEST
Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

REDEMPTION IN KIND

We reserve the right to make your redemption payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If we deem it advisable for the benefit of all shareholders, you will receive securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

CLOSING OF SMALL ACCOUNTS
If your account falls below $250, we may ask you to increase your balance. If it is still below $250 after 60 days, we may close your account and send you the proceeds at the current NAV.


UNDELIVERABLE REDEMPTION CHECKS
If you choose to receive distributions in cash and distribution checks are returned and marked as "undeliverable" or remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

                     DISTRIBUTION ARRANGEMENTS/SALES CHARGES
                     ---------------------------------------

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Fund and ways to qualify for reduced sales charges. Certain qualified institutional buyers are eligible to purchase Class Y shares of the Funds. Class Y shares are offered by another prospectus which is available by calling 800-258-9232.

                                          CLASS A                          CLASS B
----------------------------------------------------------------------------------------------------------
Sales Charge (Load)                       Front-end sales charge           No front-end sales
                                          (at the time of your             charge. You may incur a
                                          purchase); reduced sales         contingent deferred sales
                                          charges are available.           charge on shares redeemed
                                                                           within six years after
                                                                           purchase; shares
                                                                           automatically convert to
                                                                           Class A shares after 8
                                                                           years.

----------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                 Subject to annual                Subject to annual
                                          distribution fees of up to       distribution fees of up
                                          .75% of the Fund's net           to 1.00% of the Fund's
                                          assets.                          net assets.

----------------------------------------------------------------------------------------------------------
Fund Expenses                             Lower annual expenses            Higher annual expenses
                                          then Class B shares.             than Class A shares.

----------------------------------------------------------------------------------------------------------

CALCULATION OF SALES CHARGES

CLASS A SHARES

The Distributor sells Class A shares at their public offering price. This price includes the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates and commissions paid to investment representatives are as follows:


              For all Funds except the New Asia Growth Fund and International Stock Fund
              --------------------------------------------------------------------------


                                                SALES CHARGE         SALES CHARGE           DEALER PAYMENT
                                                  AS A % OF            AS A % OF              AS A % OF
                    YOUR INVESTMENT            OFFERING PRICE       YOUR INVESTMENT         OFFERING PRICE
----------------------------------------------------------------------------------------------------------------------
Up to $25,000                                       4.00%                4.17%                  3.60%
----------------------------------------------------------------------------------------------------------------------
$25,000 up to $50,000                               3.75%                3.90%                  3.38%
----------------------------------------------------------------------------------------------------------------------
$50,000 up to $100,000                              3.50%                3.63%                  3.15%
----------------------------------------------------------------------------------------------------------------------
$100,000 up to $250,000                             3.25%                3.36%                  2.93%
----------------------------------------------------------------------------------------------------------------------
$250,000 up to $500,000                             3.00%                3.09%                  2.70%
----------------------------------------------------------------------------------------------------------------------
$500,000 up to $1,000,000                           2.50%                2.56%                  2.25%
----------------------------------------------------------------------------------------------------------------------
$1,000,000 and above(1)                             0.00%                0.00%                  0.00%
----------------------------------------------------------------------------------------------------------------------


              For the New Asia Growth Fund and International Stock Fund
              ---------------------------------------------------------

                                                SALES CHARGE         SALES CHARGE           DEALER PAYMENT
                                                  AS A % OF            AS A % OF              AS A % OF
                    YOUR INVESTMENT            OFFERING PRICE       YOUR INVESTMENT         OFFERING PRICE
----------------------------------------------------------------------------------------------------------------------
Up to $25,000                                       5.25%                5.54%                  4.73%
----------------------------------------------------------------------------------------------------------------------
$25,000 up to $50,000                               4.75%                4.99%                  4.28%
----------------------------------------------------------------------------------------------------------------------
$50,000 up to $100,000                              4.25%                4.44%                  3.83%
----------------------------------------------------------------------------------------------------------------------
$100,000 up to $250,000                             3.75%                3.90%                  3.38%
----------------------------------------------------------------------------------------------------------------------
$250,000 up to $500,000                             3.25%                3.36%                  2.93%
----------------------------------------------------------------------------------------------------------------------
$500,000 up to $1,000,000                           2.75%                2.83%                  2.48%
----------------------------------------------------------------------------------------------------------------------
$1,000,000 and above(1)                             0.00%                0.00%                  0.00%
----------------------------------------------------------------------------------------------------------------------



(1) You will pay a contingent deferred sales charge (CDSC) on these shares of up to 1.00% of the purchase price if you redeem them in the first year after purchase. The Distributor will base this charge on the lower of your cost for the shares or their NAV at the time of sale. The CDSC does not apply to reinvested distributions.

The Distributor pays securities dealers from its own resources up to 1.00% of the offering price of Class A shares of the Funds for individual sales of $1 million to $5 million and 0.50% of the offering price of Class A shares of the Funds for individual sales over $5 million.

The Distributor reserves the right to pay the entire sales charge to dealers. In addition to the compensation paid to investment representatives, the Distributor may provide promotional incentives in the form of travel expenses, lodging and bonuses to licensed individuals who sell shares of the Funds, as well as vacation trips (including lodging at luxury resorts), tickets to entertainment events and merchandise. In some instances, the Distributor will make this compensation available only to certain dealers whose representatives have sold a significant amount of such shares. None of the Funds or their shareholders pay this promotional compensation.

CLASS B SHARES


The Distributor sells Class B shares at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B shares of the Fund before the sixth anniversary of purchase, you will have to pay a contingent deferred sales charge at the time of sale. The CDSC will be based on the lower of the NAV at the time of purchase or the NAV at the time of sale according to the schedule below. There is no CDSC on reinvested dividends or distributions.


--------------------------------------------------------------------------------------------------------------
                                                                        CDSC AS A % OF DOLLAR
                 YEARS SINCE PURCHASE                                 AMOUNT SUBJECT TO CHARGE
------------------------------------------------------- ------------------------------------------------------
                         0-1                                                    5.00%
                         1-2                                                    4.00%
                         2-3                                                    3.00%
                         3-4                                                    3.00%
                         4-5                                                    2.00%
                         5-6                                                    1.00%
                     more than 6                                                None
--------------------------------------------------------------------------------------------------------------

If you sell some but not all of your Class B shares, we will first redeem certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) followed by shares subject to the lowest CDSC (typically shares you have held for the longest time).

CONVERSION FEATURE - CLASS B SHARES

o Your Class B shares automatically convert to Class A shares of the same Fund eight years after the end of the month of purchase. The dollar value of Class A shares you receive will equal the dollar value of the B shares converted.
o After conversion, your shares will be subject to the lower distribution fees charged on Class A shares, which will increase your investment return.
o    You will not pay any sales charge, fees or taxes when your shares convert.
o If you purchased Class B shares of one Fund which you exchanged for Class B shares of another Fund, we will calculate your holding period from the time of your original purchase of Class B shares.

SALES CHARGE REDUCTIONS

You may qualify for reduced sales charges under the following circumstances.

1. Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

2. Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

3. Combination Privilege. You can combine accounts of multiple Funds or accounts of immediate family household members (spouse and children under 21) to reduce sales charges.


4. Reduced prices for investors who are members of certain qualified groups. A qualified group is a group or association, or a category of purchasers which (i) is represented by a fiduciary, professional or other representative (other than a registered broker-dealer); (ii) satisfies uniform criteria which enable the Distributor to realize economies of scale in its costs of distributing shares;
(iii) gives its endorsement or authorization to an investment program to assist solicitation of its membership by a broker or dealer; and (iv) complies with the conditions of purchase in any agreement entered into between the Trust and the group, representative or broker or dealer. At the time of purchase you must furnish the Transfer Agent, either directly or through a broker or dealer, with information sufficient to permit it to verify that the purchase qualifies for a reduced sales charge.


SALES CHARGE WAIVERS

Class A Shares
--------------

The following qualify for waivers of sales charges:

1. Current and retired trustees, directors, employees, and family members of the Trust, the Adviser and its affiliates or any other organization that provides services to the Trust.

2. Investors for whom Pacific Century or one of its affiliates acts in a fiduciary, advisory, custodial, agency or similar capacity (except those investors for whom Pacific Century Investment Services provides custodial services).

3. Investors who purchase shares of a Fund through a retirement related payroll deduction plan, a 401(k) plan, a 403(b) plan, or a similar plan which by its terms permits purchases of shares.

4. Other investment companies distributed by the Distributor.

5. Investors who purchase shares with the proceeds from the recent redemption of shares of any non-money market mutual fund with a front-end or back-end sales charge of equal or greater value.

--------------------------------------------------------------------------------
REINSTATEMENT PRIVILEGE
If you have sold Class A or B shares of a Fund and decide to reinvest in the same Fund within a 120 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 120 days of the date your instructions to sell were processed.
--------------------------------------------------------------------------------

Class B Shares
--------------

The Distributor will waive the CDSC under certain circumstances, including the following:


1. If the redemption follows the death or disability of a shareholder (or both shareholders in the case of joint accounts).

2. If the redemption is made under an automatic withdrawal plan after the participant reaches age 59 1/2, as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent receives the request).

3. If the redemption represents the minimum required distribution from a retirement plan.

4. If the shares being redeemed were purchased with reinvested dividends and distributions.

DISTRIBUTION (12b-1) FEES

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of a Fund's shares and for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

o    The 12b-1 fees paid by a Fund vary by share class as follows:
          1. Class A shares pay a 12b-1 fee of up to .75% of the average daily net assets of the Fund.
          2. Class B shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the Fund. This will cause expenses for Class B shares to be higher and dividends to be lower than for Class A shares.

o The higher 12b-1 fee on Class B shares, together with the CDSC, help the Distributor sell Class B shares without an "up-front" sales charge. In particular, these fees help the Distributor cover the cost of advancing brokerage commissions to investment representatives.

o The Distributor may use up to .25% of the 12b-1 fee for shareholder servicing and up to .75% for distribution.

                             EXCHANGING YOUR SHARES
                             ----------------------

You can exchange your shares in one Fund for shares of the same class of another Pacific Capital Fund, usually without paying additional sales charges (see "Notes" below). Class A shareholders may also exchange their shares for service class shares of other investment companies for which Pacific Century serves as Investment Adviser. These are the Cash Assets Trust, the Tax-Free Cash Assets Trust and the U.S. Treasuries Cash Assets Trust. No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

You can make exchanges by sending a written request to Pacific Capital Funds, PO Box 182130, Columbus OH 43218-2130, or by calling 800-258-9232. Please provide the following information:

          o    Your name and telephone number
          o    The exact name on your account and account number
          o Taxpayer identification number (usually your Social Security number)
          o    Dollar value or number of shares you are exchanging
          o    The name of the Fund from which the exchange is to be made
          o    The name of the Fund into which the exchange is being made

See "Selling Your Shares" for important information about telephone transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited to _____ exchanges within a _____ period.

NOTES ON EXCHANGES

When exchanging from a Fund that has no sales charge or a lower sales charge to a fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege may be changed or eliminated at any time after a 60-day notice to shareholders.

Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES
                       ----------------------------------

DIVIDENDS AND DISTRIBUTIONS


Any income the Funds receive in the form of dividends is paid out, less expenses, to its shareholders monthly, except for the New Asia Growth Fund and International Stock Fund, which pay out their dividends quarterly. Net capital gains for all Funds are distributed to shareholders annually.



TAXES

Dividends generally are taxable as ordinary income. Taxes on capital gains vary with the length of time the Fund has held the security--not how long you have been in the Fund.

Dividends generally are taxable in the year in which they are paid, even if they appear on your account statement the following year. Dividends and distributions are treated the same for federal income tax purposes whether you receive them in cash or in additional shares.

You will be notified in January each year about the federal tax status of distributions made by the Funds. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

Foreign shareholders may be subject to special withholding requirements. A penalty is charged on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.


NEW ASIA GROWTH FUND AND INTERNATIONAL STOCK FUND TAX INFORMATION

The New Asia Growth Fund and International Stock Fund may, from time to time, invest in passive foreign investment companies ("PFICs"). PFICs are foreign corporations which derive at least 75% of their gross income from passive sources or at least 50% of assets are held for production of passive income. For tax purposes, the Fund's investments in PFICs are subject to special tax provisions that may result in the taxation of certain gains realized by the Fund as ordinary income, plus an interest liability on such gains or on distributions from the PFIC.

Gains or losses on sales of debt securities denominated in a foreign currency due to fluctuations in the value of foreign currency between the date of buying and selling the security are treated as ordinary income or loss. Such income or losses increase or decrease the amount of the Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. If currency fluctuation losses exceed other investment company taxable income during a taxable year, your distributions from the Fund during the year would be characterized as a return of capital, thus reducing the basis in your Fund shares.

The Fund may incur foreign income taxes in connection with some of its foreign investments. Certain of these taxes may be credited to shareholders.

HAWAII TAX INFORMATION

Dividends and distributions made by the Funds to Hawaii residents will generally be treated for Hawaii income tax purposes in the same manner as they are treated for federal income tax purposes.

If you are not a Hawaii resident you should not be subject to Hawaii income taxation on dividends and distributions made by the Funds, but you will be subject to taxes of other states and localities.


                              FINANCIAL HIGHLIGHTS
                              --------------------
Insert past 5 years financial highlights from annual report.

                              FINANCIAL HIGHLIGHTS


     The Financial Highlights in the table below set forth certain financial data and investment results of the Growth Stock Fund and Growth and Income Fund since the commencement of operations of the Class A shares of these Funds, and are expressed in one share outstanding throughout the relevant period. The Financial Highlights are derived from the financial statements of Pacific Capital Funds which have been audited by Ernst & Young LLP, independent auditors. The Financial Highlights should be read in conjunction with the financial statements, related notes, and other financial information included in the Statement of Additional Information. The Trust's annual report contains additional performance information relating to the Funds and is available upon request, without charge. Financial information is not presented for Class B shares, since Class B shares were not publicly issued as of the date of this Prospectus.



                                        GROWTH AND INCOME FUND                             GROWTH STOCK FUND
                                                CLASS A                                         CLASS A
                                  -----------------------------------       ------------------------------------------------
                                    YEAR         YEAR        OCT. 14,         YEAR         YEAR          YEAR       NOV. 1,
                                   ENDED        ENDED        1994 TO         ENDED        ENDED         ENDED       1993 TO
                                  JULY 31,     JULY 31,      JULY 31,       JULY 31,     JULY 31,      JULY 31      JULY 31,
                                    1997         1996        1995(A)          1997         1996        1995(F)      1994(A)
                                  --------     --------      --------       --------     --------      --------     --------
NET ASSET VALUE, BEGINNING OF
 PERIOD.......................... $  12.32     $  11.44      $  10.00       $  11.89     $  11.71      $   9.83     $  10.00
                                   -------      -------        ------        -------      -------        ------      -------
Investment Activities
  Net investment income..........     0.08         0.16          0.17           0.03         0.07          0.12         0.07
                                   -------      -------        ------        -------      -------        ------      -------
  Net realized and unrealized
   gain (loss) on investments....     5.57         1.19          1.44           5.55         0.89          1.87        (0.18)
                                   -------      -------        ------        -------      -------        ------      -------
    Total from Investment
     Activities..................     5.65         1.35          1.61           5.58         0.96          1.99        (0.11)
                                   -------      -------        ------        -------      -------        ------      -------
Distributions
  Net investment income..........    (0.08)       (0.15)        (0.17)         (0.03)       (0.07)        (0.11)       (0.06)
                                   -------      -------        ------        -------      -------        ------      -------
  In excess of net investment
   income........................    (0.01)       (0.01)           --          (0.01)          --            --           --
                                   -------      -------        ------        -------      -------        ------      -------
  Net realized gains.............    (0.63)       (0.31)           --             --        (0.22)           --           --
                                   -------      -------        ------        -------      -------        ------      -------
  In excess of net realized
   gains.........................       --           --            --             --        (0.49)           --           --
                                   -------      -------        ------        -------      -------        ------      -------
    Total Distributions..........    (0.72)       (0.47)        (0.17)         (0.04)       (0.78)        (0.11)       (0.06)
                                   -------      -------        ------        -------      -------        ------      -------
NET ASSET VALUE, END OF PERIOD... $  17.25     $  12.32      $  11.44       $  17.43     $  11.89      $  11.71     $   9.83
                                   =======      =======        ======        =======      =======        ======      =======
Total Return (excludes sales
 charges)........................    47.59%       11.96%        16.35%(b)      47.02%        8.25%        20.43%       (1.05%)(b)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
   (000)......................... $  3,726     $  1,160      $    328       $  9,742     $  5,261      $  3,905     $ 56,121
  Ratio of expenses to average
   net assets....................     1.32%        1.37%         1.40%(c)       1.32%        1.34%         1.36%        1.41%(c)
  Ratio of net investment income
   to average net assets.........     0.48%        1.03%         2.08%(c)       0.16%        0.60%         1.12%        0.98%(c)
  Ratio of expenses to average
   net assets*...................     1.86%        1.91%         1.99%(c)       1.86%        1.88%         1.98%        2.31%(c)
  Ratio of net investment income
   to average net assets*........    (0.06%)       0.49%         1.49%         (0.38%)       0.06%         0.50%        0.07%(c)
Portfolio Turnover (d)...........    74.83%       80.83%        12.78%         32.20%       61.30%        32.40%       25.89%
Average Commission Rate paid
 (e)............................. $ 0.0874     $ 0.0921            --       $ 0.0893     $ 0.0895            --           --


------------
* During the period, certain fees were voluntarily reduced. In addition, with respect to the Growth Stock Fund, the investment adviser reimbursed expenses. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.

(f) The Financial Highlights presented for the Class A shares reflects operations and distributions for the Fund, as a whole, for the period from August 1, 1994 through October 13, 1994 combined with the operations and distributions of the Class A shares only for the period from October 14, 1994 through July 31, 1995.


     Balanced Fund has not yet commenced operations and, therefore, no information is provided for the Fund.

                                                                      PROSPECTUS
back page


For more information about the Pacific Capital Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS:

The Funds' annual and semi-annual reports to shareholders contain detailed information on each Fund's investments. The annual report includes a discussion of the market conditions and investment strategies that significantly affected your Fund's performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds, including operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS, BY CONTACTING A BROKER OR BANK THAT SELLS THE FUNDS. OR CONTACT US AT:

                              PACIFIC CAPITAL FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-258-9232

--------------------------------------------------------------------------------

You can review the Funds' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can also get copies:
o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.
o Free from the Commission's Website at http://www.sec.gov.














Investment Company Act file no. 811-7454.

Cover Page



                              PACIFIC CAPITAL FUNDS





                                   PROSPECTUS




DECEMBER 1, 1998


                        DIVERSIFIED FIXED INCOME FUND
                        TAX-FREE SECURITIES FUND
                        TAX-FREE SHORT INTERMEDIATE SECURITIES FUND
                        U.S. TREASURY SECURITIES FUND
                        SHORT INTERMEDIATE U.S. TREASURY SECURITIES FUND


                        CLASS A AND CLASS B
                        RETAIL SHARES


















The Securities and Exchange Commission has not approved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                              PACIFIC CAPITAL FUNDS
                              ---------------------



                                TABLE OF CONTENTS
                                -----------------

                                                                            PAGE

RISK/RETURN SUMMARY AND FUND EXPENSES

Carefully review this important section, which summarizes each Fund's investments, risks, past performance, and fees.


         DIVERSIFIED FIXED INCOME FUND
         TAX-FREE SECURITIES FUND
         TAX-FREE SHORT INTERMEDIATE SECURITIES FUND
         U.S. TREASURY SECURITIES FUND
         SHORT INTERMEDIATE U.S. TREASURY SECURITIES FUND



INVESTMENT OBJECTIVES, POLICIES AND RISKS
Review this section for details on each Fund's investment strategies and risks

FUND MANAGEMENT
Review this section for details on the people and organizations who oversee the Fund
         The Investment Adviser
         Portfolio Manager
         The Distributor and Administrator



 SHAREHOLDER INFORMATION
 Review this section for details
 on how shares are valued, how to purchase, sell and exchange shares, related charges, and payments of dividends and distributions.
         Pricing of Fund Shares
         Purchasing and Adding to Your Shares
         Selling Your Shares
         Exchanging Your Shares
         Distribution Arrangements/Sales Charges
         Dividends, Distributions and Taxes

FINANCIAL HIGHLIGHTS

BACK COVER
Where to learn more about the Funds.

                          DIVERSIFIED FIXED INCOME FUND
                          -----------------------------





                               RISK/RETURN SUMMARY
                               -------------------

INVESTMENT OBJECTIVE                    - High current income

PRINCIPAL INVESTMENT STRATEGIES         The Fund invests primarily in high
                                        quality debt securities issued or
                                        guaranteed by the U.S. Government and
                                        its agencies and instrumentalities. It
                                        may invest up to 20% of its total assets in investment grade debt securities issued by U.S. companies and state and local government issuers. It may invest up to 25% of its total assets in dollar-denominated debt securities of foreign companies and government issuers. The Fund varies the average maturity of its investment portfolio from time to time in response to actual and expected market and economic changes.

PRINCIPAL INVESTMENT RISKS              Because the value of the Fund's
                                        investments will fluctuate with market
                                        conditions, so will the value of your
                                        investment in the Fund. You could lose
                                        money on your investment in the Fund, or the Fund could underperform other investments.

                                        The values of the Fund's investments
                                        fluctuate in response to movements in
                                        interest rates. If rates rise, the
                                        values of debt securities generally
                                        fall. The longer the average maturity of the Fund's investment portfolio, the greater the fluctuation. The values of any of the Fund's investments may also decline in response to events affecting the issuer or its credit rating, and an issuer may default in the payment of principal or interest, resulting in a loss to the Fund. In addition, the performance of foreign securities depends on different political and economic environments and other overall economic conditions in countries where the Fund invests.

WHO MAY WANT TO INVEST?                 Consider investing in the Fund if you:
                                          - want current income
                                          - want a high level of liquidity
                                          - want professional portfolio
                                            management

                                        This Fund is not appropriate for anyone
                                        seeking:
                                          - safety of principal
                                          - income exempt from federal and state
                                            taxes
                                          - capital appreciation



     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                         PERFORMANCE BAR CHART AND TABLE
                         -------------------------------

The two charts below show how the Diversified Fixed Income Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund and its predecessor over a period of ten years to demonstrate that they have gained and lost value at differing times. The table below it compares the performance of the Fund and its predecessor over time to that of the Merrill Lynch Corporate & Government Master Index, a widely recognized, unmanaged index of corporate and U.S.
Government bonds.

Both charts assume reinvestment of dividends and distributions. The bar chart does not reflect the impact of any applicable sales charges. Of course, past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 for Class A Shares*



                                    [Graph]


    1988   1989   1990   1991   1992   1993   1994   1995   1996   1997

    7.25%  9.30%  6.23% 17.99%  6.19% 13.63% -8.90% 23.24% -0.75%  8.43%



--------------------------------------------------------------------------------
Best quarter:                       Q2      1989              +8.72%
Worst quarter:                      Q1      1994              -5.86%
--------------------------------------------------------------------------------

The returns for Class B shares differ from the Class A returns shown in the bar chart because of differences in each Class' expenses. The table assumes that Class B shareholders redeem all their fund shares at the end of the period indicated.


------------------------------------------------------------------------------------------------------------------------
   AVERAGE ANNUAL TOTAL RETURNS        PERFORMANCE      PAST YEAR   PAST 5       PAST 10       SINCE      1/1/98-7/31/98
 (FOR THE PERIODS ENDING DECEMBER       INCEPTION                     YEARS       YEARS      INCEPTION
             31, 1997)
------------------------------------------------------------------------------------------------------------------------

Class A (with 4% sales charge)           10/31/77         4.10%       5.68%       7.88%        3.92%       -0.21%

Class B (with CDSC)                      10/31/77         4.10%       5.68%       7.88%        3.92%       -1.29%

------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Corporate &
Government Master Index

------------------------------------------------------------------------------------------------------------------------

* The quoted performance of the Fund includes the performance of certain common trust fund ("Commingled") accounts advised by Pacific Century t and managed the same as the Fund in all material respects, for periods dating back to January 31, 1988, and prior to the Fund's commencement of operations on October 14, 1994, as adjusted to reflect the expenses associated with the Fund. The Commingled accounts were not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts' performance may have been adversely affected.


FEES AND EXPENSES

As an investor in the Diversified Fixed Income Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a bank, broker or other investment representative, including an affiliate of Pacific Century, you may be charged an account-level fee for additional services provided to you in connection with your investment in the Fund.


--------------------------------------------------------------------------------
           SHAREHOLDER TRANSACTION EXPENSES             A SHARES       B SHARES
             (FEES PAID BY YOU DIRECTLY)
--------------------------------------------------------------------------------
Maximum sales charge (load) on
  Purchases                                                4.00%(1)      None
Maximum deferred sales charge (load)                        None(1)     5.00%(2)
--------------------------------------------------------------------------------
            ANNUAL FUND OPERATING EXPENSES                A SHARES     B SHARES
             (FEES PAID FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fee(3)                                        0.60%          0.60%
Distribution (12b-1) Fee(4)                              0.75%(3)       1.00%
Other Expenses(3)                                        0.31%          0.31%
Total Fund Operating Expenses(3)                         1.66%          1.91%

(1) Lower sales charges are available depending upon the amount invested. For investments of $1 million or more, a Contingent Deferred Sales Charge is applicable to redemptions within one year of purchase.

(2) A Contingent Deferred Sales Charge applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5% within the first year to 0% after the sixth year.

(3) The Adviser is limiting the Management Fees, 12b-1 Fee (Class A shares only) and Other Expenses paid by the Fund for the current fiscal year to 0.45%; 0.25% and 0.31%, respectively. Total Fund Operating Expenses after fee waivers and expense reimbursements are 0.97% and 1.72% for A and B shares respectively. The Adviser may revise or cancel these expense limitations at any time and will notify you of the change.

(4) Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of Distribution (12b-1) Fees.

--------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE
--------------------------------------------------------------------------------
 Both Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC").
--------------------------------------------------------------------------------

EXPENSE EXAMPLE

Use the table below to compare fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:
     - $10,000 investment
     - 5% annual return
     - redemption at the end of each period
     - no changes in the Fund's operating expenses
Because this example is hypothetical and for comparison only, your actual costs will be different.


--------------------------------------------------------------------------------
                            1 YEAR       3 YEARS       5 YEARS       10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES               $562          $902         $1,266        $2,287
CLASS B SHARES
   ASSUMING REDEMPTION       $694          $900         $1,232        $2,138
   ASSUMING NO REDEMPTION    $194          $600         $1,032        $2,138

                            TAX-FREE SECURITIES FUND
                            ------------------------


                               RISK/RETURN SUMMARY
                               -------------------

INVESTMENT OBJECTIVE                    - High current income that is exempt
                                        from federal and Hawaii income tax

PRINCIPAL INVESTMENT STRATEGIES         The Fund normally invests at least 80%
                                        of its net assets in municipal
                                        obligations - debt securities that pay
                                        interest, which is exempt from both
                                        federal income tax and the federal
                                        alternative minimum tax. In addition,
                                        the Fund normally invests 50-60% of its
                                        net assets in Hawaii municipal
                                        obligations -- debt securities issued by or on behalf of the State of Hawaii and its political subdivisions, agencies and instrumentalities that pay interest which is exempt from Hawaii personal income tax as well as federal income tax. The Fund varies the average maturity of its investment portfolio from time to time in response to actual and expected market and economic changes.

PRINCIPAL INVESTMENT RISKS              Because the value of the Fund's
                                        investments will fluctuate with market
                                        conditions, so will the value of your
                                        investment in the Fund. You could lose
                                        money on your investment in the Fund, or the Fund could underperform other investments.

                                        The values of the Fund's investments
                                        fluctuate in response to movements in
                                        interest rates. If rates rise, the
                                        values of debt securities generally
                                        fall. The longer the average maturity of the Fund's investment portfolio, the greater the fluctuation. The values of any of the Fund's investments may also decline in response to events affecting the issuer or its credit rating, and an issuer may default in the payment of principal or interest, resulting in a loss to the Fund. In addition, a portion of the Fund's net assets (normally not more than 20%) may be invested in securities that pay interest which is subject to the federal alternative minimum tax.

                                        The Fund is non-diversified, which means that its portfolio can be invested in fewer issuers than most mutual funds. As a result, the value of your shares may be impacted more by events affecting one or a few of the Fund's investments than would otherwise be the case. Since the Fund invests significantly in securities of issuers in Hawaii, it also will be affected by a variety of Hawaiian economic and political factors.

WHO MAY WANT TO INVEST?                 Consider investing in the Fund if you:
                                         - want current income that is exempt
                                           from federal and Hawaii income taxes
                                         - want a high level of liquidity
                                         - want professional portfolio
                                           management

                                        This Fund is not appropriate for anyone
                                        seeking:
                                         - guaranteed safety of principal
                                         - income that is not subject to federal
                                           alternative minimum tax
                                         - capital appreciation

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                         PERFORMANCE BAR CHART AND TABLE
                         -------------------------------

The two charts below show how the Tax-Free Securities Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund and its predecessor over a period of ten years to demonstrate that they have gained and lost value at differing times. The table below it compares the performance of the Fund and its predecessor over time to that of the Lehman Brothers Municipal Bond Index, a widely recognized, unmanaged index of municipal bonds with a broad range of maturities.

Both charts assume reinvestment of dividends and distributions. The bar chart does not reflect the impact of any applicable sales charges. Of course, past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 for Class A Shares*

                                    [Graph]


  1988    1989    1990    1991    1992    1993     1994    1995    1996    1997

  9.21%   9.30%   5.72%  11.70%   7.21%  11.87%   -7.46%  17.46%   3.04%  8.10%


--------------------------------------------------------------------------------
Best quarter:                       Q1      1995              +7.42%
Worst quarter:                      Q1      1994              -6.10%
--------------------------------------------------------------------------------

The returns for Class B shares differ from the Class A returns shown in the bar chart because of differences in each Class' expenses. The table assumes that Class B shareholders redeem all their fund shares at the end of the period indicated.


-------------------------------------------------------------------------------------------------------------------------
   AVERAGE ANNUAL TOTAL RETURNS       PERFORMANCE     PAST YEAR   PAST 5 YEARS    PAST 10        SINCE     1/1/98-
 (FOR THE PERIODS ENDING DECEMBER      INCEPTION                                    YEAR       INCEPTION   7/31/98
             31, 1997)
-------------------------------------------------------------------------------------------------------------------------

Class A (with 4% sales charge)          10/31/77        3.77%        5.39%         6.99%         2.80%       -1.49%

Class B (with CDSC)                     10/31/77        3.77%        5.39%         6.99%         2.80%       -2.48%

-------------------------------------------------------------------------------------------------------------------------

Lehman Brothers Municipal Bond
Index

-------------------------------------------------------------------------------------------------------------------------

*The quoted performance of the Fund includes the performance of certain common trust fund ("Commingled") accounts advised by Pacific Century and managed the same as the Fund in all material respects, for periods dating back to January 31, 1988, and prior to the Fund's commencement of operations on October 14, 1994, as adjusted to reflect the expenses associated with the Fund. The Commingled accounts were not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts' performance may have been adversely affected.


FEES AND EXPENSES

As an investor in the Tax-Free Securities Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a bank, broker or other investment representative, including an affiliate of Pacific Century, you may be charged an account-level fee for additional services provided to you in connection with your investment in the Fund.


-------------------------------------------------------------------------------------
           SHAREHOLDER TRANSACTION EXPENSES               A SHARES       B SHARES
             (FEES PAID BY YOU DIRECTLY)
-------------------------------------------------------------------------------------
Maximum sales charge (load) on
  Purchases                                                 4.00%(1)       None
Maximum deferred sales charge (load)                        None(1)        5.00%(2)
-------------------------------------------------------------------------------------
            ANNUAL FUND OPERATING EXPENSES                A SHARES       B SHARES
             (FEES PAID FROM FUND ASSETS)
-------------------------------------------------------------------------------------
Management Fee(3)                                          0.60%           0.60%
Distribution (12b-1) Fee(4)                                0.75%(3)        1.00%
Other Expenses(3)                                          0.29%           0.29%
Total Fund Operating Expenses(3)                           1.64%           1.89%

(1) Lower sales charges are available depending upon the amount invested. For investments of $1 million or more, a Contingent Deferred Sales Charge is applicable to redemptions within one year of purchase.
(2) A Contingent Deferred Sales Charge applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5% within the first year to 0% after the sixth year.
(3) The Adviser is limiting the Management Fees, 12b-1 Fee (Class A shares only) and Other Expenses paid by the Fund for the current fiscal year to 0.45%; 0.25% and 0.25%, respectively. Total Fund Operating Expenses after fee waivers and expense reimbursements are 0.95% and 1.70% for A and B shares respectively. The Adviser may revise or cancel these expense limitations at any time and will notify you of the change.
(4) Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of Distribution (12b-1) Fees.

--------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE
Both Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC").
--------------------------------------------------------------------------------

EXPENSE EXAMPLE

Use the table below to compare fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:
     - $10,000 investment
     - 5% annual return
     - redemption at the end of each period
     - no changes in the Fund's operating expenses
Because this example is hypothetical and for comparison only, your actual costs will be different.


------------------------------------------------------------------------------------------
                                        1 YEAR       3 YEARS       5 YEARS       10 YEARS
------------------------------------------------------------------------------------------
CLASS A SHARES                           $560          $897         $1,256        $2,266
CLASS B SHARES
   ASSUMING REDEMPTION                   $692          $894         $1,221        $2,117
   ASSUMING NO REDEMPTION                $192          $594         $1,021        $2,117

                   TAX-FREE SHORT INTERMEDIATE SECURITIES FUND
                   -------------------------------------------


                               RISK/RETURN SUMMARY
                               -------------------

INVESTMENT OBJECTIVE

                                        - High current income that is exempt
                                          from federal and Hawaii income tax,
                                          with greater stability in the price of
                                          your investment than a long-term bond
                                          fund

PRINCIPAL INVESTMENT STRATEGIES         Under normal market conditions, the Fund
                                        invests at least 80% of its net assets
                                        in municipal obligations - debt
                                        securities that pay interest which is
                                        exempt from both federal income tax and
                                        the federal alternative minimum tax. In
                                        addition, the Fund normally invests
                                        50-60% of its net assets in Hawaii
                                        municipal obligations - debt securities
                                        issued by or on behalf of the State of
                                        Hawaii and its political subdivisions,
                                        agencies and instrumentalities that pay
                                        interest which is exempt from Hawaii
                                        personal income tax as well as federal
                                        income tax. The Fund varies the average
                                        maturity of its investment portfolio
                                        from time to time in response to actual
                                        and expected market and economic
                                        changes. Under normal market conditions, the average remaining maturity of its investment portfolio (measured on a dollar-weighted basis) will be from two to five years.

PRINCIPAL INVESTMENT RISKS              Because the value of the Fund's
                                        investments will fluctuate with market
                                        conditions, so will the value of your
                                        investment in the Fund. You could lose
                                        money on your investment in the Fund, or the Fund could underperform other investments.

                                        The values of the Fund's investments
                                        fluctuate in response to movements in
                                        interest rates. If rates rise, the
                                        values of debt securities generally
                                        fall. The longer the average maturity of the Fund's investment portfolio, the greater the fluctuation. The values of any of the Fund's investments may also decline in response to events affecting the issuer or its credit rating, and an issuer may default in the payment of principal or interest, resulting in a loss to the Fund. In addition, a portion of the Fund's net assets (normally not more than 20%) may be invested in securities that pay interest which is subject to the federal alternative minimum tax.

                                        The Fund is non-diversified, which means that its portfolio can be invested in fewer issuers than most mutual funds. As a result, the value of your shares may be impacted more by events affecting one or a few of the Fund's investments than would otherwise be the case. Since the Fund invests significantly in securities of issuers in Hawaii, it also will be affected by a variety of Hawaiian economic and political factors.

WHO MAY WANT TO INVEST?                 Consider investing in the Fund if you:
                                          - want current income that is exempt
                                            from federal and Hawaii income taxes
                                          - want less fluctuation in the value
                                            of your investment than a long-term
                                            bond fund
                                          - want a high level of liquidity
                                          - want professional portfolio
                                            management

                                        This Fund is not appropriate for anyone
                                        seeking:
                                          - guaranteed safety of principal
                                          - income that is not subject to
                                            federal alternative minimum tax
                                          - capital appreciation

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                         PERFORMANCE BAR CHART AND TABLE
                         -------------------------------

The two charts below show how the Tax-Free Short Intermediate Securities Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund and its predecessor over a period of ten years to demonstrate that they have gained and lost value at differing times. The table below it compares the performance of the Fund and its predecessor over time to that of the Lehman Brothers 5-Year Municipal Bond Index, a widely recognized, unmanaged index of municipal bonds with a maturity range of four to six years.

Both charts assume reinvestment of dividends and distributions. The bar chart below does not reflect the impact of any applicable sales charges. Of course, past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 for Class A Shares*


  1988    1989    1990    1991    1992    1993     1994    1995    1996

  5.42%   5.52%   8.20%   5.05%   5.54%  -1.59%    7.32%   2.91%   4.60%


--------------------------------------------------------------------------------
Best quarter:                       Q1      1991              +2.50%
Worst quarter:                      Q1      1994             - 1.88%
--------------------------------------------------------------------------------

The returns for Class B shares will differ from the Class A returns shown in the bar chart because of differences in each Class' expenses.


---------------------------------------------------------------------------------------------------------------
    AVERAGE ANNUAL TOTAL RETURNS         PERFORMANCE      PAST YEAR    PAST 5         SINCE      1/1/98-
  (FOR THE PERIODS ENDING DECEMBER        INCEPTION                      YEARS      INCEPTION    7/31/98
             31, 1997)
---------------------------------------------------------------------------------------------------------------

Class A (with 2.25% sales charge)         3/31/88          2.25%        3.24%        4.31%        -0.58%

Class B (with CDSC)**                       N/A             N/A          N/A          N/A           N/A

---------------------------------------------------------------------------------------------------------------

Lehman Brothers 5-Year Municipal
Bond Index

---------------------------------------------------------------------------------------------------------------

* The quoted performance of the Fund includes the performance of certain common trust fund ("Commingled") accounts advised by Pacific Century and managed the same as the Fund in all material respects, for periods dating back to January 31, 1988, and prior to the Fund's commencement of operations on October 14, 1994, as adjusted to reflect the expenses associated with the Fund. The Commingled accounts were not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts' performance may have been adversely affected.

** Currently, the Class B shares of the Fund are not being offered to the public.


FEES AND EXPENSES

As an investor in the Tax-Free Short Intermediate Securities Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a bank, broker or other investment representative, including an affiliate of Pacific Century, you may be charged an account-level fee for additional services provided to you in connection with your investment in the Fund.


------------------------------------------------------------------------------------
           SHAREHOLDER TRANSACTION EXPENSES               A SHARES       B SHARES
             (FEES PAID BY YOU DIRECTLY)
------------------------------------------------------------------------------------
 Maximum sales charge (load) on
  Purchases                                                 2.25%(1)         None
Maximum deferred sales charge (load)                         None(1)         5.00%(2)
------------------------------------------------------------------------------------
            ANNUAL FUND OPERATING EXPENSES                A SHARES       B SHARES
             (FEES PAID FROM FUND ASSETS)
------------------------------------------------------------------------------------
Management Fee(3)                                            0.50%           0.50%
Distribution (12b-1) Fee(4)                                  0.75%(3)        1.00%
Other Expenses(3)                                            0.39%           0.39%
Total Fund Operating Expenses(3)                             1.64%           1.89%

(1) Lower sales charges are available depending upon the amount invested. For investments of $1 million or more, a Contingent Deferred Sales Charge is applicable to redemptions within one year of purchase.
(2) A Contingent Deferred Sales Charge applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5% within the first year to 0% after the sixth year.
(3) The Adviser is limiting the Management Fees, 12b-1 Fee (Class A shares only) and Other Expenses paid by the Fund for the current fiscal year to 0.40%; 0.25% and 0.34%, respectively. Total Fund Operating Expenses after fee waivers and expense reimbursements are 0.99% and 1.74% for A and B shares respectively. The Adviser may revise or cancel these expense limitations at any time and will notify you of the change.
(4) Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of Distribution (12b-1) Fees.

--------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE
Both Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC").
--------------------------------------------------------------------------------

EXPENSE EXAMPLE

Use the table below to compare fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:
     - $10,000 investment
     - 5% annual return
     - redemption at the end of each period
     - no changes in the Fund's operating expenses
Because this example is hypothetical and for comparison only, your actual costs will be different.


--------------------------------------------------------------------------------------------------------------
                                                          1 YEAR       3 YEARS       5 YEARS       10 YEARS
--------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                             $388          $731         $1,097        $2,125
CLASS B SHARES
   ASSUMING REDEMPTION                                     $692          $894         $1,221        $2,117
   ASSUMING NO REDEMPTION                                  $192          $594         $1,021        $2,117

                          U.S. TREASURY SECURITIES FUND
                          -----------------------------





                               RISK/RETURN SUMMARY
                               -------------------

INVESTMENT OBJECTIVE                    - High current income consistent with
                                          prudent capital risk
                                        - Secondarily, capital appreciation

PRINCIPAL INVESTMENT STRATEGIES         The Fund invests primarily in bonds,
                                        notes and bills issued by the U.S.
                                        Treasury, and in repurchase agreements
                                        for which those securities are held as
                                        collateral. The Fund varies the average
                                        maturity of its investment portfolio
                                        from time to time to take advantage of
                                        expected changes in interest rates.

PRINCIPAL INVESTMENT RISKS              Because the value of the Fund's
                                        investments will fluctuate with market
                                        conditions, so will the value of your
                                        investment in the Fund. You could lose
                                        money on your investment in the Fund, or the Fund could underperform other investments.

                                        The values of the Fund's investments
                                        fluctuate in response to movements in
                                        interest rates. If rates rise, the
                                        values of debt securities generally
                                        fall. The longer the average maturity of the Fund's investment portfolio, the greater the fluctuation.

WHO MAY WANT TO INVEST?                 Consider investing in the Fund if you:
                                         - want current income
                                         - want a high level of liquidity
                                         - want professional portfolio
                                           management

                                        This Fund is not appropriate for anyone
                                        seeking:
                                         - guaranteed safety of principal
                                         - income exempt from federal taxes



     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                         PERFORMANCE BAR CHART AND TABLE
                         -------------------------------

The two charts below show how the U.S. Treasury Securities Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund and its predecessor over a period of ten years to demonstrate that they have gained and lost value at differing times. The table below it compares the performance of the Fund and its predecessor over time to that of the Merrill Lynch U.S. Treasuries All Maturity Index, a widely recognized, unmanaged index of both short-term and long-term U.S. Treasury bonds.

Both charts assume reinvestment of dividends and distributions. The bar chart does not reflect the impact of any applicable sales charges. Of course, past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 for Class A Shares*

                                    [Graph]



  1988    1989    1990    1991    1992    1993    1994    1995    1996    1997

  6.50%  13.22%   7.93%  15.12%   6.02%  11.46%  -7.39%  24.07%  -1.92%   8.17%

--------------------------------------------------------------------------------
Best quarter:                       Q2      1995              +8.69%
Worst quarter:                      Q1      196               -5.53%
--------------------------------------------------------------------------------

The returns for Class B shares will differ from the Class A returns shown in the bar chart because of differences in each Class' expenses.


-------------------------------------------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS        PERFORMANCE       PAST YEAR   PAST 5       PAST 10       SINCE      1/1/98-
(FOR THE PERIODS ENDING DECEMBER       INCEPTION                      YEARS       YEARS      INCEPTION     7/31/98
            31, 1997)
-------------------------------------------------------------------------------------------------------------------

Class A (with 4% sales charge)          12/31/84          3.81%       5.45%       7.56%        8.42%       -0.18%

Class B (with CDSC)**                     N/A              N/A         N/A         N/A          N/A          N/A

-------------------------------------------------------------------------------------------------------------------

Merrill Lynch U.S. Treasuries
All Maturity Index

-------------------------------------------------------------------------------------------------------------------

*THE QUOTED PERFORMANCE OF THE FUND INCLUDES THE PERFORMANCE OF CERTAIN COMMON TRUST FUND ("COMMINGLED") ACCOUNTS ADVISED BY PACIFIC CENTURY AND MANAGED THE SAME AS THE FUND IN ALL MATERIAL RESPECTS, FOR PERIODS DATING BACK TO JANUARY 31, 1988, AND PRIOR TO THE FUND'S COMMENCEMENT OF OPERATIONS ON NOVEMBER 1, 1993, AS ADJUSTED TO REFLECT THE EXPENSES ASSOCIATED WITH THE FUND. THE COMMINGLED ACCOUNTS WERE NOT REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION UNDER THE INVESTMENT COMPANY ACT OF 1940 AND THEREFORE WERE NOT SUBJECT TO THE INVESTMENT RESTRICTIONS IMPOSED BY LAW ON REGISTERED MUTUAL FUNDS. IF THE COMMINGLED ACCOUNTS HAD BEEN REGISTERED, THE COMMINGLED ACCOUNTS' PERFORMANCE MAY HAVE BEEN ADVERSELY AFFECTED.

** Currently, the Class B shares of the Fund are not being offered to the public.


FEES AND EXPENSES

As an investor in the U.S. Treasury Securities Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a bank, broker or other investment representative, including an affiliate of Pacific Century, you may be charged an account-level fee for additional services provided to you in connection with your investment in the Fund.


--------------------------------------------------------------------------------------
           SHAREHOLDER TRANSACTION EXPENSES               A SHARES       B SHARES
             (FEES PAID BY YOU DIRECTLY)
--------------------------------------------------------------------------------------
 Maximum sales charge (load) on
  Purchases                                                 4.00%(1)         None
Maximum deferred sales charge (load)                         None(1)        5.00%(2)
--------------------------------------------------------------------------------------
            ANNUAL FUND OPERATING EXPENSES                A SHARES       B SHARES
             (FEES PAID FROM FUND ASSETS)
--------------------------------------------------------------------------------------
Management Fee(3)                                           0.60%           0.60%
Distribution (12b-1) Fee(4)                                 0.75%(3)        1.00%
Other Expenses(3)                                           0.47%           0.47%
Total Fund Operating Expenses(3)                            1.82%           2.07%

(1) Lower sales charges are available depending upon the amount invested. For investments of $1 million or more, a Contingent Deferred Sales Charge is applicable to redemptions within one year of purchase.
(2) A Contingent Deferred Sales Charge applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5% within the first year to 0% after the sixth year.
(3) The Adviser is limiting the Management Fees, 12b-1 Fee (Class A shares only) and Other Expenses paid by the Fund for the current fiscal year to 0.35%; 0.25% and 0.43%, respectively. Total Fund Operating Expenses after fee waivers and expense are 1.03% and 1.78% for A and B shares respectively. The Adviser may revise or cancel these expense limitations at any time and will notify you of the change.
(4) Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of Distribution (12b-1) Fees.

--------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE
Both Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC").
--------------------------------------------------------------------------------

EXPENSE EXAMPLE

Use the table below to compare fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:
     - $10,000 investment
     - 5% annual return
     - redemption at the end of each period
     - no changes in the Fund's operating expenses
Because this example is hypothetical and for comparison only, your actual costs will be different.


-------------------------------------------------------------------------------------------
                                      1 YEAR       3 YEARS       5 YEARS       10 YEARS
-------------------------------------------------------------------------------------------
CLASS A SHARES                         $577          $950         $1,346        $2,452
CLASS B SHARES
   ASSUMING REDEMPTION                 $710          $949         $1,314        $2,307
   ASSUMING NO REDEMPTION              $210          $649         $1,114        $2,307

                SHORT INTERMEDIATE U.S. TREASURY SECURITIES FUND
                ------------------------------------------------





                               RISK/RETURN SUMMARY
                               -------------------

INVESTMENT OBJECTIVE                    - High current income consistent with
                                          prudent capital risk

                                        - Secondarily, capital appreciation

PRINCIPAL INVESTMENT STRATEGIES         The Fund invests primarily in bonds,
                                        notes and bills issued by the U.S.
                                        Treasury, and in repurchase agreements
                                        for which those securities are held as
                                        collateral. The Fund varies the average
                                        maturity of its investment portfolio
                                        from time to time to take advantage of
                                        expected changes in interest rates.
                                        Under normal market conditions, the
                                        average remaining maturity of its
                                        investment portfolio (measured on a
                                        dollar-weighted basis) will be from two
                                        to five years.

PRINCIPAL INVESTMENT RISKS              Because the value of the Fund's
                                        investments will fluctuate with market
                                        conditions, so will the value of your
                                        investment in the Fund. You could lose
                                        money on your investment in the Fund, or the Fund could underperform other investments.

                                        The values of the Fund's investments
                                        fluctuate in response to movements in
                                        interest rates. If rates rise, the
                                        values of debt securities generally
                                        fall. The longer the average maturity of the Fund's investment portfolio, the greater the fluctuation.

WHO MAY WANT TO INVEST?                 Consider investing in the Fund if you:
                                         - want current income
                                         - want less fluctuation in the value of
                                           your investment than a long-term bond
                                           fund
                                         - want a high level of liquidity
                                         - want professional portfolio
                                           management

                                        This Fund is not appropriate for anyone
                                        seeking:
                                         - guaranteed safety of principal
                                         - income exempt from federal taxes



     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                         PERFORMANCE BAR CHART AND TABLE
                         -------------------------------

The two charts below show how the Short Intermediate U.S. Treasury Securities Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance since its inception to demonstrate that the Fund has gained and lost value at differing times. The table below it compares the Fund's performance over time to that of the Merrill Lynch 3-5-Year U.S. Treasury Index, a widely recognized, unmanaged index of short-term Treasury bonds.

Both charts assume reinvestment of dividends and distributions. The bar chart does not reflect the impact of any applicable sales charges. Of course, past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 for Class A Shares

                                    [Graph]


                    1994    1995    1996    1997

                   -4.94%  13.90%   1.92%   6.66%

--------------------------------------------------------------------------------
Best quarter:                       Q2 1995          +4.33%
Worst quarter:                      Q1 1994          -3.12%
--------------------------------------------------------------------------------

The returns for Class B shares will differ from the Class A returns shown in the bar chart because of differences in each Class' expenses.


-----------------------------------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS              PERFORMANCE     PAST         SINCE      1/1/98-
   (FOR THE PERIODS ENDING DECEMBER 31, 1997)        INCEPTION        YEAR     INCEPTION     7/31/98
-----------------------------------------------------------------------------------------------------------

Class A (with 2.25% sales charge)                     12/13/93       4.26%       4.14%         1.12%

Class B (with CDSC)*                                    N/A           N/A         N/A           N/A

-----------------------------------------------------------------------------------------------------------

Merrill Lynch 3-5-Year U.S. Treasury Index

-----------------------------------------------------------------------------------------------------------

* Currently, the Class B shares of the Fund are not being offered to the public.

FEES AND EXPENSES

As an investor in the Short Intermediate U.S. Treasury Securities Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a bank, broker or other investment representative, including an affiliate of Pacific Century, you may be charged an account-level fee for additional services provided to you in connection with your investment in the Fund.


----------------------------------------------------------------------------------
           SHAREHOLDER TRANSACTION EXPENSES               A SHARES       B SHARES
             (FEES PAID BY YOU DIRECTLY)
----------------------------------------------------------------------------------
 Maximum sales charge (load) on
  Purchases                                                 2.25%(1)         None
Maximum deferred sales charge (load)                        None(1)        5.00%(2)
----------------------------------------------------------------------------------
            ANNUAL FUND OPERATING EXPENSES                A SHARES       B SHARES
             (FEES PAID FROM FUND ASSETS)
----------------------------------------------------------------------------------
Management Fee(3)                                          0.50%           0.50%
Distribution (12b-1) Fee(4)                                0.75%(3)        1.00%
Other Expenses(3)                                          0.47%           0.47%
Total Fund Operating Expenses(3)                           1.72%           1.97%

(1) Lower sales charges are available depending upon the amount invested. For investments of $1 million or more, a Contingent Deferred Sales Charge is applicable to redemptions within one year of purchase.
(2) A Contingent Deferred Sales Charge applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5% within the first year to 0% after the sixth year.
(3) The Adviser is limiting the Management Fees, 12b-1 Fee (Class A shares only) and Other Expenses paid by the Fund for the current fiscal year to 0.30%; 0.25% and 0.42%, respectively. Total Fund Operating Expenses after fee waivers and expense reimbursements are 0.97% and 1.72% for A and B shares respectively. The Adviser may revise or cancel these expense limitations at any time and will notify you of the change.
(4) Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of Distribution (12b-1) Fees.

--------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE
Both Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC").
--------------------------------------------------------------------------------

EXPENSE EXAMPLE

Use the table below to compare fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:
     o $10,000 investment
     o 5% annual return
     o redemption at the end of each period
     o no changes in the Fund's operating expenses
Because this example is hypothetical and for comparison only, your actual costs will be different.


-------------------------------------------------------------------------------------
                                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
-------------------------------------------------------------------------------------
CLASS A SHARES                     $396          $755         $1,137        $2,209
CLASS B SHARES
   ASSUMING REDEMPTION             $700          $918         $1,262        $2,202
   ASSUMING NO REDEMPTION          $200          $618         $1,062        $2,202

                    INVESTMENT OBJECTIVES, POLICIES AND RISKS
                    -----------------------------------------


                          DIVERSIFIED FIXED INCOME FUND
--------------------------------------------------------------------------------

The Diversified Fixed Income Fund seeks to provide you with high current income.

Normally, the Fund invests at least 80% of its total assets in high quality fixed income securities. Most of its investments are debt securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities. However, the Fund may invest up to 20% of its total assets in investment grade debt securities issued by U.S. companies and state and local government issuers. The Fund can also invest up to 25% of its total assets in securities of foreign companies and government issuers that are payable in U.S. dollars. The Fund can also invest in other kinds of debt instruments issued by foreign and domestic companies and governments, and can use futures contracts, options, and other investment techniques.

No maturity limitations apply to the Fund's investment portfolio, and the average maturity of its portfolio can vary significantly. Pacific Century monitors the Fund's portfolio performance and reallocates the Fund's assets in response to actual and expected market and economic changes.


                            TAX-FREE SECURITIES FUND
--------------------------------------------------------------------------------
The Tax-Free Securities Fund seeks to provide you with high current income that is exempt from federal and Hawaii income tax.

The Fund normally invests most of its assets as follows:

         At least 80% of
         net assets                 Municipal obligations -- debt securities of
                                    issuers that pay interest which, in the
                                    opinion of counsel to the issuer, is exempt from federal income tax and is not subject to the federal alternative minimum tax. This fundamental policy cannot be changed without shareholder approval.

         50%-60% of
         net assets                 Hawaii municipal obligations -- debt
                                    securities issued by or on behalf of the State of Hawaii and its political subdivisions, agencies and instrumentalities and other issuers which pay interest that is exempt from Hawaii personal income tax and federal income tax. Subject to the 80% requirement above, the interest on some of these investments may be subject to the federal alternative minimum tax.

The Fund can also invest in other kinds of debt instruments issued by foreign and domestic companies and governments, and can use futures contracts, options and other investment techniques.

The Fund is non-diversified, which means that its assets may be invested among fewer issuers than diversified funds. No maturity limitations apply to the Fund's investment portfolio, and the average maturity of its portfolio can vary significantly. Pacific Century monitors the Fund's portfolio performance and reallocates the Fund's assets in response to actual and expected market and economic changes.


                   TAX-FREE SHORT INTERMEDIATE SECURITIES FUND
--------------------------------------------------------------------------------

The Tax-Free Short Intermediate Securities Fund seeks to provide you with high current income that is exempt from federal and Hawaii income tax, with greater stability in the price of your investment than a long-term bond fund.

The Fund normally invests most of its assets as follows:

         At least 80% of
         net assets                 Municipal obligations -- debt securities of
                                    issuers that pay interest which, in the
                                    opinion of counsel to the issuer, is exempt from federal income tax and is not subject to the federal alternative minimum tax. This fundamental policy cannot be changed without shareholder approval.

         50%-60% of
         net assets                 Hawaii municipal obligations -- debt
                                    securities issued by or on behalf of the State of Hawaii and its political subdivisions, agencies and instrumentalities and other issuers which pay interest that is exempt from Hawaii personal income tax and federal income tax. Subject to the 80% requirement above, the interest on some of these investments may be subject to the federal alternative minimum tax.

The Fund can also invest in other kinds of debt instruments issued by foreign and domestic companies and governments, and can use futures contracts, options and other investment techniques.

The Fund is non-diversified, which means that its assets may be invested among fewer issuers than diversified funds. Normally the average remaining maturity of the Fund's portfolio (on a dollar-weighted basis) is from two to five years.

The Fund's share value is usually less volatile than the Tax-Free Securities Fund, because the Fund generally has a shorter average portfolio maturity.







                          U.S. TREASURY SECURITIES FUND
--------------------------------------------------------------------------------

The U.S. Treasury Securities Fund seeks to provide you with high current income consistent with prudent capital risk, and secondarily to make your capital grow.

Normally, the Fund invests at least 65% of its total assets in U.S. Treasury securities -- bonds, notes, and bills issued by the U.S. Treasury. It invests the balance principally in repurchase agreements (agreements to buy U.S. Treasury securities where the seller agrees to buy them back, usually within a few days). The Fund can also invest in other kinds of debt instruments issued by foreign and domestic companies and governments, and can use futures contracts, options and other investment techniques.

No maturity limitations apply to the Fund's investment portfolio, and the average maturity of its portfolio can vary significantly. The Fund seeks to increase its total return by shortening the average maturity of its portfolio securities when it expects interest rates to increase, and lengthening the average maturity to take advantage of expected interest rate declines.



                               SHORT INTERMEDIATE
                          U.S. TREASURY SECURITIES FUND
--------------------------------------------------------------------------------

The Short Intermediate U.S. Treasury Securities Fund seeks to provide you with high current income consistent with prudent capital risk, and secondarily to make your capital grow.

Normally, the Fund invests at least 65% of its total assets in U.S. Treasury securities -- bonds, notes, and bills issued by the U.S. Treasury. It invests the balance principally in repurchase agreements (agreements to buy U.S. Treasury securities where the seller agrees to buy them back, usually within a few days). The Fund can also invest in other kinds of debt instruments issued by foreign and domestic companies and governments, and can use futures contracts, options and other investment techniques.

Normally the average remaining maturity of the Fund's portfolio (on a dollar-weighted basis) is from two to five years. The Fund seeks to increase its total return by shortening the average maturity of its portfolio securities when it expects interest rates to increase, and lengthening the average maturity to take advantage of expected interest rate declines. The Fund's share value is usually less volatile than the U.S. Treasury Fund, because the Fund generally has a shorter average portfolio maturity.




                                   MAIN RISKS
--------------------------------------------------------------------------------

The value of your investment in any of the Funds will got up and down, which means that you could lose money. You should consider an investment in any of the Funds as a long-term investment.

DEBT SECURITIES

The values of the debt securities held by the Funds fluctuate in response to movements in interest rates. When rates rise, the values generally fall, and when rates decline, the values generally increase. In addition, the issuers of any of the debt securities held by the Funds may fail to pay interest or principal when due, although the U.S. Treasury securities held by the U.S. Treasury Securities Fund and Short Intermediate U.S. Treasury Securities Fund are direct obligations of the U.S.
Government.

The Funds will only acquire bonds that are rated "investment grade" at the time of purchase, which means they are rated in one of the top four categories by a nationally recognized statistical rating organization, or unrated obligations that Pacific Century determines are comparable. However, obligations with the lowest of these ratings have some speculative characteristics, and changes in economic conditions are more likely to lead to the issuer's weakened capacity to make principal and interest payments than higher rated securities. If the rating of a security decreases after a Fund buys it, or it is no longer rated, Pacific Century will decide whether the Fund should continue to hold the security.

U.S. Government securities include not only U.S. Treasury obligations, but also obligations of various agencies and instrumentalities of the U.S. Government. Some of these are supported by the full faith and credit of the U.S. Treasury, but others are supported only by the issuer's right to borrow from the U.S. Treasury, by the discretionary authority of the U.S. Government to purchase the agency's obligations, or by the instrumentalities' own credit. The U.S. Government might not provide financial support to instrumentalities it sponsors if it is not legally obligated to do so. However, the Funds will invest in the obligations of such instrumentalities only when Pacific Century believes that the credit risk is minimal.

MUNICIPAL OBLIGATIONS

The Funds may purchase not only "general obligation" municipal bonds (which are secured by the pledge of a municipality's faith, credit and taxing power), but also "revenue" bonds, which depend for payment of principal and interest on the revenues obtained from a specific project or facility. In addition, the Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund may invest in municipal bonds covered by insurance and in "moral obligation" bonds. Insurance minimizes the risks of payment delays or defaults, but does not guarantee the market value of the insured bonds. Moral obligation bonds are issued by a municipality or a state financial intermediary and backed by the moral obligation pledge of a state government to appropriate funds in the future if the primary issuer defaults, but the state is not legally bound to honor the pledge.

The Tax Free Securities Fund and Tax-Free Short Intermediate Securities Fund may purchase municipal notes with maturities at the time of issuance of three years or less. These generally are issued in anticipation of the receipt of tax funds, of the proceeds of bond placements, or of other revenues. The issuer's ability to make payments therefore depends on such receipts.

The Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund invest significantly in municipal obligations of issuers located in Hawaii. The values of shares of these Funds therefore will be affected by economic and political developments in Hawaii.

FOREIGN SECURITIES

The Diversified Fixed Income Fund may invest up to 25% of its total assets in securities of foreign governmental, private and international issuers that pay principal and interest in U.S. dollars, and each of the other Funds may also invest in these securities. Investments in foreign securities involve risks that are not typically associated with domestic securities. Less information may be publicly available about foreign issuers. They also are not generally subject to the same accounting, auditing and financial reporting standards as domestic issuers. In addition, foreign income tax laws may require withholding of interest, gains or dividends. Certain other adverse developments could also occur, such as expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect investments and the ability to enforce contracts.

YEAR 2000

Like other funds and business organizations around the world, the Funds could be adversely affected if the computer systems used by Pacific Century and the Trust's other service providers do not properly process date-related information for the year 2000 and beyond. The Trust understands that its key service providers are taking steps to address this issue. In addition, the problem may adversely affect the companies in which the Funds invest. For example, they may incur substantial costs to correct the problem and may suffer losses caused by data processing errors. Management of the Trust and Pacific Century will continue to monitor developments relating to this issue.


The most recent information about each Fund's portfolio holdings can be found in its annual or semi-annual report. For information about receiving this report, see the back cover.

                                 FUND MANAGEMENT
                                 ---------------

THE INVESTMENT ADVISER

Pacific Century Trust, ("Pacific Century"), 111 S. King Street, Honolulu, Hawaii 96813, a division of Bank of Hawaii, is the adviser for the Funds. Pacific Century has managed the financial assets of corporations and institutional investors for nearly a century and has built a reputation as one of the largest, most knowledgeable financial institutions in the Pacific Basin. Pacific Century is among the top 50 trust firms in the United States and oversees more than $14 billion in client assets. The Pacific Century investment management team - including portfolio managers, financial analysts and economists - is responsible for over $8 billion of these assets.

For these advisory services, the Funds paid Pacific Century as follows:


-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                                                    PERCENTAGE OF AVERAGE
                                                                                     NET ASSETS FOR YEAR
                                                                                       ENDED 7/31/98*
-----------------------------------------------------------------------------------------------------------
U.S. Treasury Securities Fund                                                              .____%

-----------------------------------------------------------------------------------------------------------
Short Intermediate                                                                         .____%
U.S. Treasury Securities Fund
-----------------------------------------------------------------------------------------------------------
Diversified Fixed Income Fund                                                              .____%

-----------------------------------------------------------------------------------------------------------
Tax-Free Securities Fund                                                                   .____%

-----------------------------------------------------------------------------------------------------------
Tax-Free Short Intermediate Securities Fund                                                .____%

--------------------------------------------------------------------------------- --------------------------

*    Pacific Century waived a portion of its fees for the fiscal year.  Contractual fees (without waivers)
are:  U.S. Treasury Securities Fund, .___%;  Short Intermediate U.S. Treasury Securities Fund, .___%;
Diversified Fixed Income Fund, .______%;  Tax-Free Securities Fund, .____%;  and Tax-Free Short Intermediate
Securities Fund, .____%.

PORTFOLIO MANAGERS

Management of the Funds is coordinated by Pacific Century's investment unit, which is staffed with more than 40 people, including 5 Chartered Financial Analysts and 9 M.B.A.'s. All investment decisions of Pacific Century for the Funds it advises are made by a committee, with individual portfolio managers having day-to-day responsibility for managing the Funds.



U.S. TREASURY SECURITIES FUND AND SHORT INTERMEDIATE U.S. TREASURY SECURITIES FUND. David Todani, Vice President and Team Leader on the Taxable Fixed-Income Investment Team at Pacific Century, has been primarily responsible for the day-to-day management of the Funds since 1995. Prior to joining the Fixed-Income Investment Team, Mr. Todani served as a fixed income portfolio manager and treasury officer for Bank of Hawaii from 1983 to 1994.

DIVERSIFIED FIXED INCOME FUND. Janet E. Katakura, Vice President, Team Leader and Manager of the Taxable Fixed Income Investment Team for Pacific Century, has been primarily responsible for the day-to-day management of the Fund since its inception. Ms. Katakura joined Pacific Century as a portfolio manager in 1983.



TAX-FREE SECURITIES FUND AND TAX-FREE SHORT INTERMEDIATE SECURITIES FUND. Yvonne Lim, Vice President and Team Leader on the Tax-Exempt Fixed Income Investment Team at Pacific Century, has been primarily responsible for the day-to-day management of the Funds since 1993. Prior to managing the Funds, Ms. Lim served as Cash Manager for Pacific Resources from 1989 to 1992.

The Statement of Additional Information has more detailed information about the Investment Adviser and other service providers.

THE DISTRIBUTOR AND ADMINISTRATOR

BISYS Fund Services is the Fund's distributor and administrator. Its address is 3435 Stelzer Road, Columbus, Ohio 43219.

                             SHAREHOLDER INFORMATION
                             -----------------------

PRICING OF FUND SHARES

Each Fund's per share net asset value ("NAV") is determined and its shares are priced at the close of regular trading on the New York Stock Exchange (normally at 4 p.m. Eastern time) on days the Exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the Fund (plus any applicable sales charge).

The Fund's securities are valued at current market prices except for debt obligations with remaining maturities of 60 days or less (which are valued at amortized cost). If market quotations are not available or if special circumstances warrant, securities will be valued by a method that the Board of Trustees believes accurately reflects fair value.

--------------------------------------------------------------------------------
HOW NAV IS CALCULATED
--------------------------------------------------------------------------------
NAV is calculated by adding the total value of a Fund's investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund:
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NAV =                      Total Assets-Liabilities
                           ------------------------
                           Number of Shares Outstanding

You can find each Fund's NAV daily in The Wall Street Journal and other newspapers.
--------------------------------------------------------------------------------

PURCHASING AND ADDING TO YOUR SHARES
------------------------------------

You can purchase Funds through the Pacific Capital Funds, Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, it is responsible for transmitting orders to the Distributor by the Fund's close of business and may have an earlier cut-off time for purchase and sell requests. Consult your investment representative or institution for specific information.


MINIMUM INVESTMENTS
                                      INITIAL INVESTMENT              SUBSEQUENT
Regular (non-retirement)              $1000                           $50

Retirement (IRA)                      $250                            $50

Auto Invest Plan                      $100                            $50


All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

A FUND MAY WAIVE ITS MINIMUM PURCHASE REQUIREMENT, AND THE DISTRIBUTOR MAY REJECT A PURCHASE ORDER, IF THE DISTRIBUTOR DECIDES THIS IS IN THE BEST INTEREST OF A FUND'S SHAREHOLDERS.

--------------------------------------------------------------------------------
AVOID 31% TAX WITHHOLDING
The Fund must withhold 31% of your taxable dividends, capital gains distributions and redemptions if you who have not provided the Fund with your taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct tax identification number (social security number for most investors) on your account application.
--------------------------------------------------------------------------------

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT


                                     INITIAL INVESTMENT                        SUBSEQUENT
By regular mail                      1.   Carefully read and complete        1.    Use the investment slip
                                          the application.                         attached to your account
                                          Establishing your account                statement.  Or, if
                                          privileges now saves you the             unavailable
                                          inconvenience of having to         2.    Include the following
                                          add them latter.                         information on a piece of
                                     2.   Make check, bank draft or                paper:
                                          money order payable to                   - Fund name
                                          "Pacific Capital Funds."                 - share class
                                     3.   Mail to:                                 - amount invested
                                          Pacific Capital Funds                    - account name
                                          PO Box 182130                            - account number
                                          Columbus, OH 43218-2130                  Include your account number
                                                                                   on your check.
                                                                             3.    Mail to:
                                                                                   Pacific Capital Funds
                                                                                   PO Box 182130
                                                                                   Columbus, OH 43218-2130

By overnight service                                     See Instructions 1-2 above.
                                                         3. Send to
                                                            Pacific Capital Funds
                                                            c/o BISYS Fund Services
                                                            Attn:  T.A. Operations
                                                            3435 Stelzer Road
                                                            Columbus, OH 43219

By electronic purchase                                                   Establish electronic purchase
                                                                         option on your account
Your bank must participate in the                                        application or call
Automated Clearing House (ACH) and                                       800-258-9232.  Your account can
must be a U.S. bank.  Your bank or                                       generally be set up for
broker may charge for this service.                                      electronic purchases within 15
                                                                         days.

                                                                         Call 800-258-9232 to arrange a
                                                                         transfer from your bank account.

By wire transfer                     FOR INITIAL INVESTMENT:  Fax the
                                     complete application, along with
                                     a request for a confirmation
                                     number, to 800-___-____.  Follow
                                     instructions below after
                                     receiving your confirmation
                                     number.
                                         FOR INITIAL AND SUBSEQUENT
                                      INVESTMENTS: Instruct your bank
                                      to wire transfer your investment
                                                    to:
                                                Name of Bank
                                        Routing Number: ABA #xxxxxx
                                                    DDA#
                                            Include Your name and
                                           your confirmation number
                                     After instructing your bank to wire the
                                     funds, call 800-258-9232 to tell us the
                                     amount being transferred and the name of
                                     your bank.

--------------------------------------------------------------------------------
QUESTIONS?
Call 800-258-9232 or your investment representative
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ELECTRONIC VS. WIRE TRANSFER
Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, your bank makes the transaction through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.
--------------------------------------------------------------------------------



AUTO INVEST PLAN

You can make automatic investments in the Funds from your bank account, through payroll deduction, or from your federal employment, social security or other regular government checks. Automatic investments can be as little as $50, once you've invested the $100 minimum required to open the account.

To invest regularly from your bank account:

1) Complete the Auto Invest Plan portion of your Account Application. Make sure you note:
     - your bank name, address, and account number
     - the amount you want to invest automatically (minimum $50)
     - how often you want to invest (monthly or quarterly)

2)   Attach a voided personal check.

To invest regularly from your pay check or government check, call 800-258-9232 for an enrollment form.

The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
Each Fund generally declares dividends of substantially all of its net income daily and pays the dividends monthly. It distributes any capital gains annually. Dividends payable on Class A shares of a Fund are more than on Class B shares because Class B shares have higher distribution expenses.

We automatically reinvest all income dividends and capital gains distributions by a Fund in additional shares of the same Fund and Class on the dividend record date unless you request otherwise in writing to the Transfer Agent (at least 15 days prior to the distribution).. You may elect to receive your dividends/distributions in cash either by check sent to your address or by wire to your bank account.

The value of your shares will be reduced by the amount of dividends and distributions. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

The Distributor does not charge any fees or sales charges for reinvested dividends.
--------------------------------------------------------------------------------

SELLING YOUR SHARES
-------------------

You can sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund or your investment representative. Normally you will receive your proceeds within a week after your request is received.

--------------------------------------------------------------------------------
WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
--------------------------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGE

When you sell shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

INSTRUCTIONS FOR SELLING SHARES


By telephone                          Call 800-258-9232 with instructions as to how you want to
(unless you have declined             receive your funds (mail, wire, electronic transfer).
telephone sales privileges)

By mail                               1. Call 800-258-9232 to request redemption forms, or write a letter of instruction indicating:
                                      - your Fund and account number
                                      - amount you want to redeem
                                      - address where your check should be sent
                                      - account owner signature

                                      2. Mail to:
                                      Pacific Capital Funds
                                      PO Box 182130
                                      Columbus, OH 43218-2130

By overnight service                  1. See instruction 1 above.

                                      2. Send to
                                      Pacific Capital Funds
                                      co/BISYS Fund Services
                                      Attn: T.A. Operations
                                      3435 Stelzer Road
                                      Columbus, OH 43219

Wire transfer                         Call 800-258-9232 to request a wire transfer.
You must select  this option on
your Account Application.             If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.
The Fund may charge a wire
transfer fee.
Note: Your financial
institution may also charge a
separate fee.

Electronic Redemptions                Call 800-258-9232 to request an electronic redemption.

Your bank must participate in         If you call by 4 p.m. Eastern time, the NAV of your shares
the Automated Clearing House          will normally be determined on the same day and the proceeds
(ACH) and must be a U.S. bank.        credited within 8 days.

Note:  Your bank may charge for
this service.

AUTO WITHDRAWAL PLAN

You can receive automatic payments from your account on a monthly or quarterly basis. The minimum withdrawal is $100. To activate this feature:
- Make sure you've checked the appropriate box on the Account Application. Or call 800-258-9232.
- Include a voided personal check.
- Your account must have a value of $5,000 or more to start withdrawals.
- If the value of your account falls below $1,000, you may be asked to invest more to bring the account back to $1,000, or we may close your account and mail the proceeds to you.

GENERAL POLICIES ON SELLING SHARES
----------------------------------

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing in the following situations:

     1. All requests for redemptions from individual retirement accounts ("IRA's") must be in writing.

     2. Redemption requests require a signature guarantee when:

         - You ask us to make the check payable to someone who is not the owner of the account

         - You ask us to mail the check to an address that is not the address on your account

         - You ask us to wire the proceeds to a commercial bank account that is not designated on your account application

         -        The redemption proceeds exceed $50,000

You must obtain a signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

VERIFYING TELEPHONE REDEMPTIONS
The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Because of these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Fund, Transfer Agent and/or the Distributor may be liable for losses due to unauthorized transactions.

REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT
When you have made an investment by check, you cannot redeem any portion of the same investment until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check.

REFUSAL OF REDEMPTION REQUEST
Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

REDEMPTION IN KIND
We reserve the right to make your redemption payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If we deem it advisable for the benefit of all shareholders, you will receive securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

CLOSING OF SMALL ACCOUNTS
If your account falls below $250, we may ask you to increase your balance. If it is still below $250 after 60 days, we may close your account and send you the proceeds at the current NAV.

UNDELIVERABLE REDEMPTION CHECKS
If you choose to receive distributions in cash and distribution checks are returned and marked as "undeliverable" or remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

                     DISTRIBUTION ARRANGEMENTS/SALES CHARGES
                     ---------------------------------------

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Fund and ways to qualify for reduced sales charges*. Certain qualified institutional buyers are eligible to purchase Class Y shares of the Funds. Class Y shares are offered by another prospectus which is available by calling 800-258-9232.


                       CLASS A                             CLASS B
-----------------------------------------------------------------------------------------------------
Sales Charge (Load)    Front-end sales charge (at          No front-end sales charge. You
                       the time of your purchase);         may incur a contingent
                       reduced sales charges are           deferred sales charge on
                       available.                          shares redeemed within six years after
                                                           purchase; shares automatically convert to
                                                           Class A shares after 8 years.

-----------------------------------------------------------------------------------------------------
Distribution (12b-1)   Subject to annual distribution      Subject to annual distribution
   Fees                fees of up to .75% of the           fees of up to 1.00% of the
                       Fund's net assets.                  Fund's net assets.


-----------------------------------------------------------------------------------------------------
Fund Expenses          Lower annual expenses then          Higher annual expenses than
                       Class B shares.                     Class A shares.

-----------------------------------------------------------------------------------------------------

*Currently, the Class B shares of the U.S. Treasury Securities Fund, Short Intermediate U.S. Treasury
Securities Fund and Tax-Free Short Intermediate Securities Fund are not being offered to the public.

CALCULATION OF SALES CHARGES

CLASS A SHARES

The Distributor sells Class A shares at their public offering price. This price includes the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates and commissions paid to investment representatives are as follows:

          FOR THE U.S. TREASURY SECURITIES FUND, DIVERSIFIED FIXED INCOME FUND AND TAX-FREE SECURITIES FUND


                                             SALES CHARGE            SALES CHARGE          DEALER PAYMENT
                                               AS A % OF              AS A % OF               AS A % OF
            YOUR INVESTMENT                 OFFERING PRICE         YOUR INVESTMENT         OFFERING PRICE
-----------------------------------------------------------------------------------------------------------
Up to $25,000                                    4.00%                  4.17%                   3.60%
-----------------------------------------------------------------------------------------------------------
$25,000 up to $50,000                            3.75%                  3.90%                   3.38%
-----------------------------------------------------------------------------------------------------------
$50,000 up to $100,000                           3.50%                  3.63%                   3.15%
-----------------------------------------------------------------------------------------------------------
$100,000 up to $250,000                          3.25%                  3.36%                   2.93%
-----------------------------------------------------------------------------------------------------------
$250,000 up to $500,000                          3.00%                  3.09%                   2.70%
-----------------------------------------------------------------------------------------------------------
$500,000 up to $1,000,000                        2.50%                  2.56%                   2.25%
-----------------------------------------------------------------------------------------------------------
$1,000,000 and above(1)                          0.00%                  0.00%                   0.00%
-----------------------------------------------------------------------------------------------------------


          FOR THE SHORT INTERMEDIATE U.S. TREASURY SECURITIES FUND AND TAX-FREE SHORT INTERMEDIATE SECURITIES FUND


                                             SALES CHARGE            SALES CHARGE          DEALER PAYMENT
                                               AS A % OF              AS A % OF               AS A % OF
            YOUR INVESTMENT                 OFFERING PRICE         YOUR INVESTMENT         OFFERING PRICE
-----------------------------------------------------------------------------------------------------------
Up to $100,000                                   2.25%                  2.30%                   2.03%
-----------------------------------------------------------------------------------------------------------
$100,000 up to $250,000                          1.75%                  1.78%                   1.58%
-----------------------------------------------------------------------------------------------------------
$250,000 up to $500,000                          1.25%                  1.27%                   1.13%
-----------------------------------------------------------------------------------------------------------
$500,000 up to $1,000,000                        1.00%                  1.01%                   0.90%
-----------------------------------------------------------------------------------------------------------
$1,000,000 and above(1)                          0.00%                  0.00%                   0.00%
-----------------------------------------------------------------------------------------------------------



(1) You will pay a contingent deferred sales charge (CDSC) on these shares of up to 1.00% of the purchase price if you redeem them in the first year after purchase. The Distributor will base this charge on the lower of your cost for the shares or their NAV at the time of sale. The CDSC does not apply to reinvested distributions.

The Distributor pays securities dealers from its own resources up to 1.00% of the offering price of Class A shares of the Funds for individual sales of $1 million to $5 million and 0.50% of the offering price of Class A shares of the Funds for individual sales over $5 million.

The Distributor reserves the right to pay the entire sales charge to dealers. In addition to the compensation paid to investment representatives, the Distributor may provide promotional incentives in the form of travel expenses, lodging and bonuses to licensed individuals who sell shares of the Funds, as well as vacation trips (including lodging at luxury resorts), tickets to entertainment events and merchandise. In some instances, the Distributor will make this compensation available only to certain dealers whose representatives have sold a significant amount of such shares. None of the Funds or their shareholders pay this promotional compensation.

CLASS B SHARES

The Distributor sells Class B shares at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B shares of the Fund before the sixth anniversary of purchase, you will have to pay a contingent deferred sales charge at the time of sale. The CDSC will be based on the lower of the NAV at the time of purchase or the NAV at the time of sale according to the schedule below. There is no CDSC on reinvested dividends or distributions.


--------------------------------------------------------------------------------
                                                           CDSC AS A % OF DOLLAR
    YEARS SINCE PURCHASE                                 AMOUNT SUBJECT TO CHARGE
--------------------------------------------------------------------------------
            0-1                                                    5.00%
            1-2                                                    4.00%
            2-3                                                    3.00%
            3-4                                                    3.00%
            4-5                                                    2.00%
            5-6                                                    1.00%
        more than 6                                                None
--------------------------------------------------------------------------------

If you sell some but not all of your Class B shares, we will first redeem certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) followed by shares subject to the lowest CDSC (typically shares you have held for the longest time).

CONVERSION FEATURE - CLASS B SHARES

- Your Class B shares automatically convert to Class A shares of the same Fund eight years after the end of the month of purchase. The dollar value of Class A shares you receive will equal the dollar value of the B shares converted.
- After conversion, your shares will be subject to the lower distribution fees charged on Class A shares, which will increase your investment return.
- You will not pay any sales charge, fees or taxes when your shares convert.
- If you purchased Class B shares of one Fund which you exchanged for Class B shares of another Fund, we will calculate your holding period from the time of your original purchase of Class B shares.

SALES CHARGE REDUCTIONS

You may qualify for reduced sales charges under the following circumstances.

1. Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

2. Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

3. Combination Privilege. You can combine accounts of multiple Funds or accounts of immediate family household members (spouse and children under 21) to reduce sales charges.

4. Reduced prices for investors who are members of certain qualified groups. A qualified group is a group or association, or a category of purchasers which (i) is represented by a fiduciary, professional or other representative (other than a registered broker-dealer); (ii) satisfies uniform criteria which enable the Distributor to realize economies of scale in its costs of distributing shares;
(iii) gives its endorsement or authorization to an investment program to assist solicitation of its membership by a broker or dealer; and (iv) complies with the conditions of purchase in any agreement entered into between the Trust and the group, representative or broker or dealer. At the time of purchase you must furnish the Transfer Agent, either directly or through a broker or dealer, with information sufficient to permit it to verify that the purchase qualifies for a reduced sales charge.

SALES CHARGE WAIVERS

Class A Shares
--------------

The following qualify for waivers of sales charges:

1. Current and retired trustees, directors, employees, and family members of the Trust, the Adviser and its affiliates or any other organization that provides services to the Trust.

2. Investors for whom Pacific Century or one of its affiliates acts in a fiduciary, advisory, custodial, agency or similar capacity (except those investors for whom Pacific Century Investment Services provides custodial services).

3. Investors who purchase shares of a Fund through a retirement related payroll deduction plan, a 401(k) plan, a 403(b) plan, or a similar plan which by its terms permits purchases of shares.

4. Other investment companies distributed by the Distributor.

5. Investors who purchase shares with the proceeds from the recent redemption of shares of any non-money market mutual fund with a front-end or back-end sales charge of equal or greater value.


--------------------------------------------------------------------------------
REINSTATEMENT PRIVILEGE
If you have sold Class A or B shares of a Fund and decide to reinvest in the same Fund within a 120 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 120 days of the date your instructions to sell were processed.
--------------------------------------------------------------------------------

Class B Shares
--------------

The Distributor will waive the CDSC under certain circumstances, including the following:


1. If the redemption follows the death or disability of a shareholder (or both shareholders in the case of joint accounts).

2. If the redemption is made under an automatic withdrawal plan after the participant reaches age 59 1/2, as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent receives the request).

3. If the redemption represents the minimum required distribution from a retirement plan. 4. If the shares being redeemed were purchased with reinvested dividends and distributions.

DISTRIBUTION (12b-1) FEES

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of a Fund's shares and for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

- The 12b-1 fees paid by a Fund vary by share class as follows:
         1. Class A shares pay a 12b-1 fee of up to .75% of the average daily net assets of the Fund.
         2. Class B shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the Fund. This will cause expenses for Class B shares to be higher and dividends to be lower than for Class A shares.

- The higher 12b-1 fee on Class B shares, together with the CDSC, help the Distributor sell Class B shares without an "up-front" sales charge. In particular, these fees help the Distributor cover the cost of advancing brokerage commissions to investment representatives.

- The Distributor may use up to .25% of the 12b-1 fee for shareholder servicing and up to .75% for distribution.

                             EXCHANGING YOUR SHARES
                             ----------------------

You can exchange your shares in one Fund for shares of the same class of another Pacific Capital Fund, usually without paying additional sales charges (see "Notes" below). Class A shareholders may also exchange their shares for service class shares of other investment companies for which Pacific Century serves as Investment Adviser. These are the Cash Assets Trust, the Tax-Free Cash Assets Trust and the U.S. Treasuries Cash Assets Trust. No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

You can make exchanges by sending a written request to Pacific Capital Funds, PO Box 182130, Columbus OH 43218-2130, or by calling 800-258-9232. Please provide the following information:
         - Your name and telephone number
         - The exact name on your account and account number
         - Taxpayer identification number (usually your Social Security number)
         - Dollar value or number of shares you are exchanging
         - The name of the Fund from which the exchange is to be made
         - The name of the Fund into which the exchange is being made
See "Selling Your Shares" for important information about telephone transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited to _____ exchanges within a _____ period.

NOTES ON EXCHANGES

When exchanging from a Fund that has no sales charge or a lower sales charge to a fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege may be changed or eliminated at any time after a 60-day notice to shareholders.

Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES
                       ----------------------------------

DIVIDENDS AND DISTRIBUTIONS

Each Fund pays out any income it receives in the form of dividends, less expenses, to its shareholders monthly. The Funds distribute net capital gains to shareholders annually.

TAXES

Dividends generally are taxable as ordinary income. Taxation on capital gains will vary with the length of time the Fund has held the security--NOT how long the shareholder has been in the Fund.

Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year. Dividends and distributions are treated the same for federal income tax purposes whether you receive them in cash or in additional shares.

You will be notified in January each year about the federal tax status of distributions made by the Funds. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

Foreign shareholders may be subject to special withholding requirements. A penalty is charged on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

HAWAII TAX INFORMATION

The Funds expect that some dividends and distributions paid by the Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund will be exempt from Hawaii personal income tax. Interest derived from obligations of other states (and their political subdivisions) will not be exempt from Hawaii income taxation.

If you are not a Hawaii resident you should not be subject to Hawaii income taxation on dividends and distributions made by the Funds, but you will be subject to taxes of other states and localities.


                              FINANCIAL HIGHLIGHTS
                              --------------------

Insert past 5 years financial highlights from annual report.

                              FINANCIAL HIGHLIGHTS


    The Financial Highlights in the table below set forth certain financial data and investment results of the Class A shares of the Funds since their inception, expressed in one share outstanding throughout the relevant period. The Financial Highlights are derived from the financial statements of Pacific Capital Funds which have been audited by Ernst& Young LLP, independent auditors. The Financial Highlights should be read in conjunction with the financial statements, related notes, and other financial information included in the Statement of Additional Information. The Trust's annual report contains additional performance information relating to the Funds and is available upon request, without charge. Financial information is not presented for the Class B shares, since Class B shares were not publicly issued as of the date of this Prospectus.



                                   U.S. TREASURY SECURITIES FUND               SHORT INTERMEDIATE U.S. TREASURY SECURITIES FUND
                                              CLASS A                                               CLASS A
                         --------------------------------------------------   ---------------------------------------------------
                                                                NOVEMBER 1                                           DECEMBER 13,
                         YEAR ENDED   YEAR ENDED   YEAR ENDED     1993 TO     YEAR ENDED   YEAR ENDED   YEAR ENDED     1993 TO
                          JULY 31,     JULY 31,     JULY 31,     JULY 31,      JULY 31,     JULY 31,     JULY 31,      JULY 31,
                            1997         1996       1995(D)       1994(A)        1997       1996(D)      1995(D)       1994(A)
                         ----------   ----------   ----------   -----------   ----------   ----------   ----------   ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD
Investment
  Activities...........  9$.13.....    $   9.42     $   9.04      $ 10.00      $   9.41     $   9.60     $   9.52      $  10.00
    Net investment
      income...........       0.52         0.53         0.50         0.31          0.49         0.48         0.52          0.24
    Net realized and
      unrealized gain
      (loss) on
      investments......  0.25.....        (0.20)        0.38        (1.00)         0.14        (0.11)        0.05         (0.52)
                           -------      -------      -------      -------       -------      -------      -------       -------
        Total from
          Investment
          Activities...       0.77         0.33         0.88        (0.69)         0.63         0.37         0.57         (0.28)
                           -------      -------      -------      -------       -------      -------      -------       -------
Distributions
    Net investment
      income...........      (0.46)....     (0.53)       (0.50)       (0.27)        (0.49)       (0.50)       (0.49)        (0.20)
    In excess of net
      investment
      income...........      (0.07)       (0.09)          --           --            --        (0.04)          --            --
    In excess of net
      realized gains...         --           --           --           --            --        (0.02)          --            --
                           -------      -------      -------      -------       -------      -------      -------       -------
        Total
       Distributions...      (0.53)       (0.62)       (0.50)       (0.27)        (0.49)       (0.56)       (0.49)        (0.20)
                           -------      -------      -------      -------       -------      -------      -------       -------
NET ASSET VALUE, END OF
  PERIOD...............   $   9.37     $   9.13     $   9.42      $  9.04      $   9.55     $   9.41     $   9.60      $   9.52
                           =======      =======      =======      =======       =======      =======      =======       =======
Total Return (excludes
  sales charges).......       8.68%        3.43%       10.18%       (6.95%)(c)      6.92%       3.90%        6.28%        (2.76%)(c)
RATIOS/SUPPLEMENTARY
  DATA:
    Net assets at end
      of period
      (000)............   $  1,087     $    979     $  1,035      $60,125      $    618     $  1,156     $    489      $  3,419
    Ratio of expenses
      to average net
      assets...........       1.16%        1.20%        1.19%        1.15%(b)      0.87%        0.92%        0.99%         1.00%(b)
    Ratio of net
      investment income
      to average net
      assets...........       5.60%        5.55%        5.57%        4.62%(b)      5.22%        5.14%        5.51%         3.96%(b)
    Ratio of expenses
      to average net
      assets*..........       1.70%        1.74%        1.81%        2.09%(b)      1.62%        1.67%        1.78%         5.39%(b)
    Ratio of net
      investment income
      to average net
      assets*..........       5.06%        5.01%        4.96%        3.68%(b)      4.47%        4.39%        4.72%        (0.43%)(b)
Portfolio
  Turnover(e)..........      44.90%       15.75%       80.98%       11.36%        51.56%       47.17%       62.73%         0.00%


------------

* During the period, certain fees were voluntarily reduced. In addition, the investment adviser reimbursed expenses. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Annualized.

(c) Not annualized.


(d) The Financial Highlights presented for the Class A shares reflects operations and distributions for the Fund, as a whole, for the period from August 1, 1994 through October 13, 1994 combined with the operations and distributions of the Class A shares only for the period from October 14, 1994 through July 31, 1995.


(e) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

                                                                      PROSPECTUS

                                Diversified                  Tax-Free Short Intermediate                   Tax-Free
                             Fixed Income Fund                     Securities Fund                      Securities Fund
                                  Class A                              Class A                              Class A
                    -----------------------------------  -----------------------------------  -----------------------------------
                                            OCTOBER 14,                          October 14,                          October 14,
                    YEAR ENDED  YEAR ENDED    1994 TO    Year ended  Year ended    1994 to    Year ended  Year ended    1994 to
                     JULY 31,    JULY 31,    JULY 31,     July 31,    July 31,    July 31,     July 31,    July 31,    July 31,
                       1997        1996       1995(a)       1997        1996       1995(a)       1997        1996       1995(a)
                    ----------  ----------  -----------  ----------  ----------  -----------  ----------  ----------  -----------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD...........   $10.45      $10.75      $  10.0      $10.05      $10.11      $ 10.00      $10.44      $10.53      $ 10.00
                      ------      ------       ------      ------      ------       ------      ------      ------       ------
Investment
  Activities
    Net investment
      income.......     0.57        0.59         0.49        0.37        0.37         0.30        0.49        0.50         0.39
    Net realized
      and
      unrealized
      gain (loss)
      on
      investment...     0.35       (0.19)        0.74        0.13       (0.03)        0.08        0.46        0.07         0.50
                      ------      ------       ------      ------      ------       ------      ------      ------       ------
        Total from
         Investment
      Activities...     0.92        0.40         1.23        0.50        0.34         0.38        0.95        0.57         0.89
                      ------      ------       ------      ------      ------       ------      ------      ------       ------
Distributions
    Net investment
      income           (0.57)      (0.58)       (0.48)      (0.37)      (0.37)       (0.27)      (0.49)      (0.49)       (0.36)
    In excess of
      net
      investment
      income.......       --       (0.02)          --          --       (0.03)          --          --       (0.04)          --
    In excess of
      net realized
      gains........    (0.09)      (0.10)          --          --          --           --          --       (0.04)          --
    Net realized
      gains........       --          --           --       (0.01)         --           --       (0.06)      (0.09)          --
                      ------      ------       ------      ------      ------       ------      ------      ------       ------
        Total
   Distributions...    (0.66)      (0.70)       (0.48)      (0.38)      (0.40)       (0.27)      (0.55)      (0.66)       (0.36)
                      ------      ------       ------      ------      ------       ------      ------      ------       ------
NET ASSET VALUE,
  END OF PERIOD....   $10.71      $10.45      $ 10.75      $10.17      $10.05      $ 10.11      $10.84      $10.44      $ 10.53
                      ======      ======       ======      ======      ======       ======      ======      ======       ======
Total Return
  (excludes sales
  charges).........     9.20%       3.69%       12.66%(b)     5.06%      3.41%        3.90%(b)     9.35%      5.54%        9.06%(b)
RATIOS/SUPPLEMENTARY
  DATA:
    Net assets at
      end of period
      (000)........   $1,103      $1,093      $    27      $  724      $  451      $   308      $2,545      $  569      $   563
    Ratio of
      expenses to
      average net
      assets.......     1.15%       1.15%        1.18%(c)     1.09%      1.08%        1.05%(c)     1.12%      1.14%        1.15%(c)
    Ratio of net
      investment
      income to
      average net
      assets.......     5.44%       5.31%        6.25%(c)     3.57%      3.64%        3.82%(c)     4.60%      4.66%        4.93%(c)
    Ratio of
      expenses to
      average net
      assets.......     1.69%       1.69%        1.77%(c)     1.64%      1.63%        1.64%(c)     1.66%      1.68%        1.74%(c)
    Ratio of net
      investment
      income to
      average net
      assets*......     4.90%       4.77%        5.66%(c)     3.02%      3.09%        3.23%(c)     4.06%      4.12%        4.34%(c)
Portfolio
  Turnover(d)......    80.98%      58.86%       60.47%      29.46%      54.70%       89.98%      11.07%      24.78%       49.17%


------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

PROSPECTUS
back page


For more information about the Pacific Capital Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS:
The Funds' annual and semi-annual reports to shareholders contain detailed information on each Fund's investments. The annual report includes a discussion of the market conditions and investment strategies that significantly affected your Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds, including operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, , OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS, BY CONTACTING A BROKER OR BANK THAT SELLS THE FUNDS. OR CONTACT US AT:

                              PACIFIC CAPITAL FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-258-9232

--------------------------------------------------------------------------------

You can review the Funds' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can also get copies:
- For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.
- Free from the Commission's Website at http://www.sec.gov.














Investment Company Act file no. 811-7454.

Cover Page



                    PACIFIC CAPITAL FUNDS





PROSPECTUS




MONTH/DAY, 199__


                          GROWTH STOCK FUND
                          GROWTH AND INCOME FUND
                          VALUE FUND
                          SMALL CAP FUND
                          NEW ASIA GROWTH FUND
                          INTERNATIONAL STOCK FUND
                          TAX-FREE SECURITIES FUND
                          TAX-FREE SHORT INTERMEDIATE SECURITIES FUND
                          DIVERSIFIED FIXED INCOME FUND
                          U. S. TREASURY SECURITIES FUND
                          SHORT INTERMEDIATE U.S. TREASURY SECURITIES FUND BALANCED FUND


                          CLASS Y
                          INSTITUTIONAL SHARES




The Securities and Exchange Commission has not approved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                              PACIFIC CAPITAL FUNDS
                              ---------------------



                                TABLE OF CONTENTS
                                -----------------

                                                                                      PAGE
                                                                                      ----

RISK/RETURN SUMMARY AND FUND EXPENSES
Carefully review this important section, which summarizes each Fund's investments, risks, past performance, and fees.
         Growth Stock Fund
         Growth and Income Fund
         Value Fund
         Small Cap Fund
         New Asia Growth Fund
         International Stock Fund
         Tax-Free Securities Fund
         Tax-Free Short Intermediate Securities Fund
         Diversified Fixed Income Fund
         U. S. Treasury Securities Fund
         Short Intermediate U.S. Treasury Securities Fund
         Balanced Fund


INVESTMENT OBJECTIVES, POLICIES AND RISKS
Review this section for details on each Fund's investment strategies and risks

FUND MANAGEMENT
Review this section for details on the people and organizations who oversee the Fund
         The Investment Advisor
         The Sub-Adviser
         Portfolio Manager
         The Distributor and Administrator



 SHAREHOLDER INFORMATION
 Review this section for details
 on how shares are valued, how to purchase, sell and exchange shares, related charges, and payments of dividends and distributions.
         Pricing of Fund Shares
         Distribution Arrangements /Sales Charges
         Dividends, Distributions and Taxes

FINANCIAL HIGHLIGHTS

BACK COVER
Where to learn more about the Funds.

                                GROWTH STOCK FUND
                                -----------------





                               RISK/RETURN SUMMARY
                               -------------------

INVESTMENT OBJECTIVE                        o Long term capital appreciation
                                            o Secondarily, dividend income

PRINCIPAL INVESTMENT STRATEGIES             The Fund invests primarily in a diversified portfolio of common stocks of U.S. and foreign companies, and securities that are convertible into such common stocks. The
                                            Fund may invest a significant portion of its assets in smaller and newer companies.

PRINCIPAL INVESTMENT RISKS                  Because the value of the Fund's investments will
                                            fluctuate with market conditions, so will the value of
                                            your investment in the Fund. You could lose money on
                                            your investment in the Fund, or the Fund could
                                            underperform other investments.

                                            The values of the Fund's investments fluctuate in
                                            response to the activities of individual companies and
                                            general stock market and economic conditions. Stock
                                            prices of smaller and newer companies fluctuate more
                                            than larger more established companies. In addition,
                                            the performance of foreign securities depends on
                                            different political and economic environments and
                                            other overall economic conditions in countries where
                                            the Fund invests. The values of the Fund's convertible
                                            securities are also affected by movement in interest
                                            rates; if rates rise, the values of convertible
                                            securities may fall.

WHO MAY WANT TO INVEST?                     Consider investing in the Fund if you:
                                            o are investing for long term goals
                                            o want potential capital appreciation and are willing to
                                              accept the higher risks associated with investing in
                                              stocks
                                            o want professional portfolio management


                                            This Fund is not appropriate for anyone seeking:
                                            o safety of principal
                                            o regular income
                                            o a short term investment


     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                         PERFORMANCE BAR CHART AND TABLE
                         -------------------------------

The two charts below show how the Growth Stock Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund and its predecessor over a period of ten years to demonstrate that they have gained and lost value at differing times. The table below it compares the performance of the Fund and its predecessor over time to that of the S&P 500(R), a widely recognized, unmanaged index of common stocks.

    Both charts assume reinvestment of dividends and distributions. Of course, past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 for Class Y Shares*



                1988        1989         1990        1991         1992        1993        1994         1995        1996        1997
Percentage     8.22%      31.00%        2.75%      35.36%        2.41%       7.26%      -1.17%       30.10%      15.03%      30.52%


---------------------------------------------------------------------
Best quarter:                       Q2      1997        +18.77%
Worst quarter:                      Q4      1987        - 22.22%
---------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
    AVERAGE ANNUAL TOTAL RETURNS       PERFORMANCE      PAST       PAST 5      PAST 10       SINCE       1/1/98-
  (FOR THE PERIODS ENDING DECEMBER      INCEPTION       YEAR       YEARS        YEARS      INCEPTION     7/31/98
             31, 1997)
------------------------------------- --------------- ---------- ----------- ----------- ------------- -------------


Class Y                                  10/31/77      30.52%      15.67%      15.38%       12.98%        18.58%

------------------------------------- --------------- ---------- ----------- ----------- ------------- -------------

S&P 500(R)  Index

--------------------------------------------------------------------------------------------------------------------


* The quoted performance of the Fund includes the performance of certain common trust fund ("Commingled") accounts advised by Pacific Century Trust and managed the same as the Fund in all material respects, for periods dating back to January 31, 1988, and prior to the Fund's commencement of operations on October 14, 1994, as adjusted to reflect the expenses associated with the Fund. The Commingled accounts were not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts' performance may have been adversely affected.

FEES AND EXPENSES
-----------------

As an investor in the Growth Stock Fund, you will pay the following fees and expenses. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a bank, broker or other investment representative, including an affiliate of Pacific Century, you may be charged an account-level fee for additional services provided to you in connection with your investment in the Fund.

------------------------------------------------------------------------------------
                          ANNUAL FUND OPERATING EXPENSES (1)          Y SHARES
                           (FEES PAID FROM FUND ASSETS)
------------------------------------------------------------------------------------
Management Fee                                                         0.80%
Other Expenses                                                         0.29%
Total Fund Operating Expenses                                          1.09%

(1) The Adviser is limiting the Other Expenses paid by the Fund for the current fiscal year to 0.24%. Total Fund Operating Expenses after fee waivers and expense reimbursements for Class Y shares are 1.05%.

EXPENSE EXAMPLE

Use the table below to compare fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:
         o $10,000 investment
         o 5% annual return
         o redemption at the end of each period
         o no changes in the Fund's operating expenses
Because this example is hypothetical and for comparison only, your actual costs will be different.

----------------------------------------------------------------------------------------------
                                          1 YEAR       3 YEARS       5 YEARS       10 YEARS
----------------------------------------------------------------------------------------------
CLASS Y SHARES                             $111          $347         $601          $1,329

                                GROWTH AND INCOME FUND
                                ----------------------





                                 RISK/RETURN SUMMARY
                                 -------------------

INVESTMENT OBJECTIVE                         o Current income
                                             o Secondarily, long term capital appreciation

PRINCIPAL INVESTMENT STRATEGIES              The Fund invests primarily in a diversified portfolio
                                             of high quality, dividend paying common stocks of
                                             U.S. companies and securities that are convertible
                                             into such common stocks.

PRINCIPAL INVESTMENT RISKS                   Because the value of the Fund's investments will
                                             fluctuate with market conditions, so will the value of
                                             your investment in the Fund. You could lose money on
                                             your investment in the Fund, or the Fund could
                                             underperform other investments.

                                             The values of the Fund's investments fluctuate in
                                             response to the activities of individual companies and
                                             general stock market and economic conditions. The
                                             values of its convertible securities are also affected
                                             by movements in interest rates; if rates rise, the
                                             value of convertible securities may fall.

WHO MAY WANT TO INVEST?                      Consider investing in the Fund if you:
                                             o want current income
                                             o want potential capital appreciation and are willing
                                               to accept higher risks associated with investing in
                                               stocks
                                             o want professional portfolio management

                                             This Fund is not appropriate for anyone seeking:
                                             o safety of principal
                                             o a short term investment



     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                         PERFORMANCE BAR CHART AND TABLE
                         -------------------------------

The two charts below show how the Growth and Income Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund and its predecessor over a period of ten years to demonstrate that they have gained and lost value at differing times. The table below it compares the performance of the Fund and its predecessor over time to that of the S&P 500(R), a widely recognized, unmanaged index of common stocks.

    Both charts assume reinvestment of dividends and distributions. Of course, past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 for Class Y Shares*


               1988       1989         1990        1991         1992        1993        1994         1995        1996        1997
Percentage     16.17%     28.86%      -1.58%      24.23%        1.08%       4.90%       0.46%       26.48%      18.68%       33.87%


---------------------------------------------------------------------
Best quarter:                       Q2      1997              +18.13%
Worst quarter:                      Q4      1987              - 19.14%
---------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
    AVERAGE ANNUAL TOTAL RETURNS       PERFORMANCE      PAST       PAST 5      PAST 10       SINCE       1/1/98-
  (FOR THE PERIODS ENDING DECEMBER      INCEPTION       YEAR       YEARS        YEARS      INCEPTION     7/31/98
             31, 1997)
------------------------------------- --------------- ---------- ----------- ----------- ------------- -------------


Class Y                                  10/31/77      33.87%      16.19%      14.63%       11.16%        16.17%

------------------------------------- --------------- ---------- ----------- ----------- ------------- -------------

S&P 500(R) Index

--------------------------------------------------------------------------------------------------------------------

* The quoted performance of the Fund includes the performance of certain common trust fund ("Commingled") accounts advised by Pacific Century Trust and managed the same as the Fund in all material respects, for periods dating back to January 31, 1988, and prior to the Fund's commencement of operations on October 14, 1994, as adjusted to reflect the expenses associated with the Fund. The Commingled accounts were not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts' performance may have been adversely affected.

FEES AND EXPENSES
-----------------

As an investor in the Growth and Income Fund, you will pay the following fees and expenses. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a bank, broker or other investment representative, including an affiliate of Pacific Century, you may be charged an account-level fee for additional services provided to you in connection with your investment in the Fund.


------------------------------------------------------------------------------------
                          ANNUAL FUND OPERATING EXPENSES (1)          Y SHARES
                           (FEES PAID FROM FUND ASSETS)
------------------------------------------------------------------------------------
Management Fee                                                         0.80%
Other Expenses                                                         0.32%
Total Fund Operating Expenses                                          1.12%

(1) The Adviser is limiting the Other Expenses paid by the Fund for the current fiscal year to 0.28%. Total Fund Operating Expenses after fee waivers and expense reimbursements for Class Y shares are 1.08%.

EXPENSE EXAMPLE

Use the table below to compare fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:
         o $10,000 investment
         o 5% annual return
         o redemption at the end of each period
         o no changes in the Fund's operating expenses
Because this example is hypothetical and for comparison only, your actual costs will be different.

----------------------------------------------------------------------------------------------
                                          1 YEAR       3 YEARS       5 YEARS       10 YEARS
----------------------------------------------------------------------------------------------
CLASS Y SHARES                             $114          $356         $617          $1,363

                                   VALUE FUND
                                   ----------


                               RISK/RETURN SUMMARY
                               -------------------

INVESTMENT OBJECTIVE                         o Current income
                                             o Secondarily, long term growth of capital

PRINCIPAL INVESTMENT STRATEGIES              The Fund invests primarily in a diversified portfolio
                                             of dividend paying common stocks of U.S. companies,
                                             and securities that are convertible into such common
                                             stocks. The Fund does not limit its investments to any
                                             particular size or type of company.

PRINCIPAL INVESTMENT RISKS                   Because the value of the Fund's investments will
                                             fluctuate with market conditions, so will the value of
                                             your investment in the Fund. You could lose money on
                                             your investment in the Fund, or the Fund could
                                             underperform other investments.

                                             The values of the Fund's investments fluctuate in
                                             response to the activities of individual companies and
                                             general stock market and economic conditions. The
                                             values of its convertible securities are also affected
                                             by movements in interest rates; if rates rise, the
                                             values of convertible securities may fall.


WHO MAY WANT TO INVEST?                      Consider investing in the Fund if you:
                                             o want current income
                                             o want potential capital appreciation and are willing to
                                               accept the higher risks associated with investing in
                                               stocks
                                             o want professional portfolio management

                                             This Fund is not appropriate for anyone seeking:
                                             o safety of principal
                                             o a short term investment

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FEES AND EXPENSES
-----------------

As an investor in the Value Fund, you will pay the following fees and expenses. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a bank, broker or other investment representative, including an affiliate of Pacific Century, you may be charged an account-level fee for additional services provided to you in connection with your investment in the Fund.

------------------------------------------------------------------------------------
                          ANNUAL FUND OPERATING EXPENSES (1)          Y SHARES
                           (FEES PAID FROM FUND ASSETS)
------------------------------------------------------------------------------------
Management Fee                                                         1.00%
Other Expenses                                                         0.37%
Total Fund Operating Expenses                                          1.37%

(1) The Adviser is limiting the Other Expenses paid by the Fund for the current fiscal year to 0.33%. Total Fund Operating Expenses after fee waivers and expense reimbursements for Class Y shares are 1.33%.

EXPENSE EXAMPLE

Use the table below to compare fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:
         o $10,000 investment
         o 5% annual return
         o redemption at the end of each period
         o no changes in the Fund's operating expenses
Because this example is hypothetical and for comparison only, your actual costs will be different.

-------------------------------------------------------------------
                                          1 YEAR       3 YEARS
-------------------------------------------------------------------
CLASS Y SHARES                             $139          $434

                                 SMALL CAP FUND
                                 --------------




                               RISK/RETURN SUMMARY
                               -------------------

INVESTMENT OBJECTIVE                         o Long term growth of capital

PRINCIPAL INVESTMENT STRATEGIES              The Fund invests primarily in a diversified portfolio
                                             of common stocks of smaller U.S. companies, and
                                             securities that are convertible into such common
                                             stocks.

PRINCIPAL INVESTMENT RISKS                   Because the value of the Fund's investments will
                                             fluctuate with market conditions, so will the value of
                                             your investment in the Fund. You could lose money on
                                             your investment in the Fund, or the Fund could
                                             underperform other investments.

                                             The values of the Fund's investments fluctuate in
                                             response to the activities of individual companies and
                                             general stock market and economic conditions. Stock
                                             prices of smaller and newer companies fluctuate more
                                             than larger more established companies. The values of
                                             the Fund's convertible securities are also affected by
                                             movements in interest rates; if rates rise, the values
                                             of convertible securities may fall.


WHO MAY WANT TO INVEST?                      Consider investing in the Fund if you:
                                             o are investing for long term goals
                                             o want potential capital appreciation and are willing to
                                               accept the higher risks associated with investing in
                                               stocks
                                             o want professional portfolio management

                                             This Fund is not appropriate for anyone seeking:
                                             o safety of principal
                                             o a short term investment
                                             o regular income

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FEES AND EXPENSES
-----------------

As an investor in the Small Cap Fund, you will pay the following fees and expenses. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a bank, broker or other investment representative, including an affiliate of Pacific Century, you may be charged an account-level fee for additional services provided to you in connection with your investment in the Fund.

------------------------------------------------------------------------------------
                          ANNUAL FUND OPERATING EXPENSES (1)          Y SHARES
                           (FEES PAID FROM FUND ASSETS)
------------------------------------------------------------------------------------
Management Fee                                                         1.00%
Other Expenses                                                         0.59%
Total Fund Operating Expenses                                          1.59%

(1) The Adviser is limiting the Other Expenses paid by the Fund for the current fiscal year to 0.55%. Total Fund Operating Expenses after fee waivers and expense reimbursements for Class Y shares are 1.55%.

EXPENSE EXAMPLE

Use the table below to compare fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:
         o $10,000 investment
         o 5% annual return
         o redemption at the end of each period
         o no changes in the Fund's operating expenses
Because this example is hypothetical and for comparison only, your actual costs will be different.

-------------------------------------------------------------------
                                          1 YEAR       3 YEARS
-------------------------------------------------------------------
CLASS Y SHARES                             $162          $502

                              NEW ASIA GROWTH FUND
                              --------------------



                               RISK/RETURN SUMMARY
                               -------------------

INVESTMENT OBJECTIVE                         o Long term growth of capital

PRINCIPAL INVESTMENT STRATEGIES              The Fund invests primarily in common and preferred
                                             stocks of companies located in the developing
                                             countries of Asia, and securities that are convertible
                                             into such common stocks. The Fund may invest in these
                                             securities directly, or indirectly through other
                                             investment companies or trust that invest the majority
                                             of their assets in the developing countries of Asia.
                                             The Fund does not limit its investments to any
                                             particular type or size of company.

PRINCIPAL INVESTMENT RISKS                   Because the value of the Fund's investments will
                                             fluctuate with market conditions, so will the value of
                                             your investment in the Fund. You could lose money on
                                             your investment in the Fund, or the Fund could
                                             underperform other investments.

                                             The values of the Fund's investments fluctuate in
                                             response to the activities of individual companies and
                                             general stock market and economic conditions. Stock
                                             prices of smaller and newer companies fluctuate more
                                             than larger more established companies. In addition,
                                             the performance of foreign securities depends on
                                             different political and economic environments and
                                             other overall economic conditions in the countries
                                             where the Fund invests. Emerging country markets
                                             involve greater risk and volatility then more
                                             developed markets. The values of the Fund's
                                             convertible securities are also affected by interest
                                             rates.

WHO MAY WANT TO INVEST?                      Consider investing in the Fund if you:
                                             o want potential capital appreciation and are willing to
                                               accept the higher risks associated with investing in
                                               stocks
                                             o are investing for long-term goals
                                             o want professional portfolio management

                                             This Fund is not appropriate for anyone seeking:
                                             o safety of principal
                                             o regular income
                                             o a short term investment

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                         PERFORMANCE BAR CHART AND TABLE
                         -------------------------------

The two charts below show how the New Asia Growth Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance since its inception to demonstrate that the Fund has gained and lost value at differing times. The Table below it compares the Fund's performance over time to that of the Morgan Stanley Capital International (MSCI) Far East Index (excluding Japan), a widely recognized, unmanaged index of stock markets in that region.

    Both charts assume reinvestment of dividends and distributions. Of course, past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 for Class Y Shares


               1988        1989         1990        1991         1992        1993        1994         1995        1996        1997
Percentage                                                                                                       16.13%      -24.50%



---------------------------------------------------------------------
Best quarter:                       Q1      1996         + 8.87%
Worst quarter:                      Q4      1997         -24.98%
---------------------------------------------------------------------



--------------------------------------------------------------------------------------------
    AVERAGE ANNUAL TOTAL RETURNS       PERFORMANCE      PAST         SINCE       1/1/98-
  (FOR THE PERIODS ENDING DECEMBER      INCEPTION       YEAR       INCEPTION     7/31/98
             31, 1997)
------------------------------------- --------------- ---------- ------------- -------------

Class Y                                  2/15/95       -24.50%     -0.91%      -23.90%
------------------------------------- --------------- ---------- ------------- -------------

(MSCI) Far East Index (excluding Japan)

--------------------------------------------------------------------------------------------

FEES AND EXPENSES
-----------------

As an investor in the New Asia Growth Fund, you will pay the following fees and expenses. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a bank, broker or other investment representative, including an affiliate of Pacific Century, you may be charged an account-level fee for additional services provided to you in connection with your investment in the Fund.

------------------------------------------------------------------------------------
                          ANNUAL FUND OPERATING EXPENSES (1)          Y SHARES
                           (FEES PAID FROM FUND ASSETS)
------------------------------------------------------------------------------------
Management Fee                                                         0.90%
Other Expenses                                                         1.28%
Total Fund Operating Expenses                                          2.18%

(1)  The Adviser is limiting the and Other Expenses paid by the Fund for the current fiscal year to 1.23%. Total Fund Operating Expenses after fee waivers and expense reimbursements for Class Y shares are 2.13%.

EXPENSE EXAMPLE

Use the table below to compare fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:
         o $10,000 investment
         o 5% annual return
         o redemption at the end of each period
         o no changes in the Fund's operating expenses
Because this example is hypothetical and for comparison only, your actual costs will be different.

----------------------------------------------------------------------------------------------
                                          1 YEAR       3 YEARS       5 YEARS       10 YEARS
----------------------------------------------------------------------------------------------
CLASS Y SHARES                             $221          $682         $1,169        $2,513

                            INTERNATIONAL STOCK FUND
                            ------------------------


                               RISK/RETURN SUMMARY
                               -------------------

INVESTMENT OBJECTIVE                         o Long term growth of capital

PRINCIPAL INVESTMENT STRATEGIES              The Fund invests primarily in common and preferred
                                             stocks of foreign companies and securities that are
                                             convertible into common stocks. The Fund may invest in
                                             these securities directly, or indirectly through other
                                             investment companies or trusts that invest the
                                             majority of their assets in foreign companies. The
                                             Fund does not limit its investments to any particular
                                             type or size of company or to any region of the
                                             world.

PRINCIPAL INVESTMENT RISKS                   Because the value of the Fund's investments will
                                             fluctuate with market conditions, so will the value of
                                             your investment in the Fund. You could lose money on
                                             your investment in the Fund, or the Fund could
                                             underperform other investments.

                                             The values of the Fund's investments fluctuate in
                                             response to the activities of individual companies and
                                             general stock market and economic conditions. Stock
                                             prices of smaller and newer companies fluctuate more
                                             than larger more established companies. In addition,
                                             the performance of foreign securities depends on
                                             different political and economic environments and
                                             other overall economic conditions in the countries
                                             where the Fund invests. Emerging country markets
                                             involve greater risk and volatility than more
                                             developed markets. The values of the Fund's
                                             convertible securities are also affected by interest
                                             rates.


WHO MAY WANT TO INVEST?                      Consider investing in the Fund if you:
                                             o want potential capital appreciation and are willing
                                               to accept the higher risks associated with investing
                                               in stocks
                                             o want professional portfolio management
                                             o are investing for long-term goals

                                             This Fund is not appropriate for anyone seeking:
                                             o safety of principal
                                             o a short term investment
                                             o regular income

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FEES AND EXPENSES
-----------------

As an investor in the International Stock Fund, you will pay the following fees and expenses. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a bank, broker or other investment representative, including an affiliate of Pacific Century, you may be charged an account-level fee for additional services provided to you in connection with your investment in the Fund.

------------------------------------------------------------------------------------
                          ANNUAL FUND OPERATING EXPENSES (1)          Y SHARES
                           (FEES PAID FROM FUND ASSETS)
------------------------------------------------------------------------------------
Management Fee                                                         1.00%
Other Expenses                                                         0.97%
Total Fund Operating Expenses                                          1.97%

(1) The Adviser is limiting the Other Expenses paid by the Fund for the current fiscal year to 0.93%. Total Fund Operating Expenses after fee waivers and expense reimbursements for Class Y shares are 1.93%.

EXPENSE EXAMPLE

Use the table below to compare fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:
         o $10,000 investment
         o 5% annual return
         o redemption at the end of each period
         o no changes in the Fund's operating expenses
Because this example is hypothetical and for comparison only, your actual costs will be different.

-------------------------------------------------------------------
                                          1 YEAR       3 YEARS
-------------------------------------------------------------------
CLASS Y SHARES                             $200          $618

                            TAX-FREE SECURITIES FUND
                            ------------------------


                               RISK/RETURN SUMMARY
                               -------------------

INVESTMENT OBJECTIVE                         o High current income  that is exempt from federal and
                                               Hawaii income tax

PRINCIPAL INVESTMENT STRATEGIES              The Fund normally invests at least 80% of its net
                                             assets in municipal obligations - debt securities that
                                             pay interest, which is exempt from both federal income
                                             tax and the federal alternative minimum tax. In
                                             addition, the Fund normally invests 50-60% of its net
                                             assets in Hawaii municipal obligations -- debt
                                             securities issued by or on behalf of the State of
                                             Hawaii and its political subdivisions, agencies and
                                             instrumentalities that pay interest which is exempt
                                             from Hawaii personal income tax as well as federal
                                             income tax. The Fund varies the average maturity of
                                             its investment portfolio from time to time in response
                                             to actual and expected market and economic changes.

PRINCIPAL INVESTMENT RISKS                   Because the value of the Fund's investments will
                                             fluctuate with market conditions, so will the value of
                                             your investment in the Fund. You could lose money on
                                             your investment in the Fund, or the Fund could
                                             underperform other investments.

                                             The values of the Fund's investments fluctuate in
                                             response to movements in interest rates. If rates
                                             rise, the values of debt securities generally fall.
                                             The longer the average maturity of the Fund's
                                             investment portfolio, the greater the fluctuation. The
                                             values of any of the Fund's investments may also
                                             decline in response to events affecting the issuer or
                                             its credit rating, and an issuer may default in the
                                             payment of principal or interest, resulting in a loss
                                             to the Fund. In addition, a portion of the Fund's net
                                             assets (normally not more than 20%) may be invested in
                                             securities that pay interest which is subject to the
                                             federal alternative minimum tax.

                                             The Fund is non-diversified, which means that its
                                             portfolio can be invested in fewer issuers than most
                                             mutual funds. As a result, the value of your shares
                                             may be impacted more by events affecting one or a few
                                             of the Fund's investments than would otherwise be the
                                             case. Since the Fund invests significantly in
                                             securities of issuers in Hawaii, it also will be
                                             affected by a variety of Hawaiian economic and
                                             political factors.

WHO MAY WANT TO INVEST?                      Consider investing in the Fund if you:

                                             o want current income that is exempt from federal and
                                               Hawaii income taxes
                                             o want a high level liquidity
                                             o want professional portfolio management

                                             This Fund is not appropriate for anyone seeking:
                                             o guaranteed safety of principal
                                             o income that is not subject to federal alternative
                                               minimum tax
                                             o capital appreciation

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                         PERFORMANCE BAR CHART AND TABLE
                         -------------------------------

The two charts below show how the Tax-Free Securities Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund and its predecessor over a period of ten years to demonstrate that they have gained and lost value at differing times. The Table below it compares the performance of the Fund and its predecessor over time to that of the Lehman Brothers Municipal Bond Index, a widely recognized, unmanaged index of a broad range of maturities.

    Both charts assume reinvestment of dividends and distributions. Of course, past performance does not indicate how the fund will perform in the future.

Year-by-year total returns as of 12/31 for Class Y shares*


                1988       1989       1990       1991         1992        1993        1994         1995        1996        1997
Percentage     9.53%       9.59%      6.06%      11.93%       7.48%       12.03%       -6.88%       17.69%       3.21%      8.54%


---------------------------------------------------------------------
Best quarter:                       Q1      1995         +7.44%
Worst quarter:                      Q1      1994         - 6.03%
---------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
    AVERAGE ANNUAL TOTAL RETURNS       PERFORMANCE      PAST       PAST 5      PAST 10       SINCE       1/1/98-
  (FOR THE PERIODS ENDING DECEMBER      INCEPTION       YEAR       YEARS        YEARS      INCEPTION     7/31/98
             31, 1997)
------------------------------------- --------------- ---------- ----------- ----------- ------------- -------------


Class Y                                  10/31/77      8.54%       6.58%       7.73%        3.28%         2.74%

------------------------------------- --------------- ---------- ----------- ----------- ------------- -------------

Lehman Brothers Municipal Bond Index

--------------------------------------------------------------------------------------------------------------------

* The quoted performance of the Fund includes the performance of certain common trust fund ("Commingled") accounts advised by Pacific Century Trust and managed the same as the Fund in all material respects, for periods dating back to January 31, 1988, and prior to the Fund's commencement of operations on October 14, 1994, as adjusted to reflect the expenses associated with the Fund. The Commingled accounts were not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts' performance may have been adversely affected.

FEES AND EXPENSES
-----------------

As an investor in the Tax-Free Securities Fund, you will pay the following fees and expenses. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a bank, broker or other investment representative, including an affiliate of Pacific Century, you may be charged an account-level fee for additional services provided to you in connection with your investment in the Fund.

------------------------------------------------------------------------------------
                          ANNUAL FUND OPERATING EXPENSES (1)          Y SHARES
                           (FEES PAID FROM FUND ASSETS)
------------------------------------------------------------------------------------
Management Fee                                                         0.60%
Other Expenses                                                         0.29%
Total Fund Operating Expenses                                          1.14%

(1)  The Adviser is limiting the Management Fees and Other Expenses paid by the Fund for the current fiscal year to 0.45% and 0.25%. Total Fund Operating Expenses after fee waivers and expense reimbursements for Class Y shares are 0.70%.

EXPENSE EXAMPLE

Use the table below to compare fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:
         o $10,000 investment
         o 5% annual return
         o redemption at the end of each period
         o no changes in the Fund's operating expenses
Because this example is hypothetical and for comparison only, your actual costs will be different.

----------------------------------------------------------------------------------------------
                                          1 YEAR       3 YEARS       5 YEARS       10 YEARS
----------------------------------------------------------------------------------------------
CLASS Y SHARES                             $116          $362         $628          $1,386

                   TAX-FREE SHORT INTERMEDIATE SECURITIES FUND
                   -------------------------------------------

                               RISK/RETURN SUMMARY
                               -------------------

INVESTMENT  OBJECTIVE                        o High current income that is exempt from federal and
                                               Hawaii income tax, with greater stability in the price
                                               of your investment than a long-term bond fund

PRINCIPAL INVESTMENT STRATEGIES              Under normal market conditions, the Fund invests at
                                             least 80% of its net assets in municipal obligations -
                                             debt securities that pay interest, which is exempt
                                             from both federal income tax and the federal
                                             alternative minimum tax. In addition, the Fund
                                             normally invests 50-60% of its net assets in Hawaii
                                             municipal obligations -- debt securities issued by or
                                             on behalf of the State of Hawaii and its political
                                             subdivisions, agencies and instrumentalities that pay
                                             interest which is exempt from Hawaii personal income
                                             tax as well as federal income tax. The Fund varies the
                                             average maturity of its investment portfolio from time
                                             to time in response to actual and expected market and
                                             economic changes. Under normal market conditions, the
                                             average remaining maturity of its investment portfolio
                                             (measured on a dollar-weighted basis) will be from two
                                             to five years.

PRINCIPAL INVESTMENT RISKS                   Because the value of the Fund's investments will
                                             fluctuate with market conditions, so will the value of
                                             your investment in the Fund. You could lose money on
                                             your investment in the Fund, or the Fund could
                                             underperform other investments.

                                             The values of the Fund's investments fluctuate in
                                             response to movements in interest rates. If rates
                                             rise, the values of debt securities generally fall.
                                             The longer the average maturity of the Fund's
                                             investment portfolio, the greater the fluctuation. The
                                             values of any of the Fund's investments may also
                                             decline in response to events affecting the issuer or
                                             its credit rating, and an issuer may default in the
                                             payment of principal or interest, resulting in a loss
                                             to the Fund. In addition, a portion of the Fund's net
                                             assets (normally not more than 20%) may be invested in
                                             securities that pay interest which is subject to the
                                             federal alternative minimum tax.

                                             The Fund is non-diversified, which means that its
                                             portfolio can be invested in fewer issuers than most
                                             mutual funds. As a result, the value of your shares
                                             may be impacted more by events affecting one or a few
                                             of the Fund's investments than would otherwise be the
                                             case. Since the Fund invests significantly in
                                             securities of issuers in Hawaii, it also will be
                                             affected by a variety of Hawaiian economic and
                                             political factors.

WHO MAY WANT TO INVEST?                      Consider investing in the Fund if you:
                                             o want current income that is exempt from federal and
                                               Hawaii income taxes
                                             o want less fluctuation in the value of your
                                               investment than a long-term bond fund
                                             o want a high level liquidity
                                             o want professional
                                               portfolio management

                                             This Fund is not appropriate for anyone seeking:
                                             o guaranteed safety of principal
                                             o income that is not subject to federal alternative
                                               minimum tax
                                             o capital appreciation

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                         PERFORMANCE BAR CHART AND TABLE
                         -------------------------------

The two charts below show how the Tax-Free Short Intermediate Securities Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund and its predecessor over a period of ten years to demonstrate that they have gained and lost value at differing times. The Table below it compares the performance of the Fund and its predecessor over time to that of the Lehman Brothers 5-Year Municipal Bond Index, a widely recognized, unmanaged index of bonds with a maturity range of four to six years.

Both charts assume reinvestment of dividends and distributions. Of course, past performance does not indicate how the Fund will perform in the future.


Year-by-Year Total Returns as of 12/31 for Class Y Shares*



               1988        1989       1990       1991       1992       1993         1994        1995       1996       1997
Percentage                5.77%      5.71%       8.52%      5.31%      5.78%       -1.05%       7.56%      3.20%      5.08%



---------------------------------------------------------------------
Best quarter:                       Q1      1991              +2.52%
Worst quarter:                      Q1      1994              -1.89%
---------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------
    AVERAGE ANNUAL TOTAL RETURNS       PERFORMANCE      PAST       PAST 5       SINCE       1/1/98-
  (FOR THE PERIODS ENDING DECEMBER      INCEPTION       YEAR       YEARS      INCEPTION     7/31/98
             31, 1997)
------------------------------------- --------------- ---------- ----------- ----------- ------------- -------------


Class Y                                  3/31/88       5.08%       4.07%       4.87%        1.83%


------------------------------------- --------------- ---------- ----------- ----------- ------------- -------------

Lehman Brothers 5-Year Municipal Bond Index

--------------------------------------------------------------------------------------------------------------------


* The quoted performance of the Fund includes the performance of certain common trust fund ("Commingled") accounts advised by Pacific Century Trust and managed the same as the Fund in all material respects, for periods dating back to January 31, 1988, and prior to the Fund's commencement of operations on October 14, 1994, as adjusted to reflect the expenses associated with the Fund. The Commingled accounts were not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts' performance may have been adversely affected.

FEES AND EXPENSES
-----------------

As an investor in the Tax-Free Short Intermediate Securities Fund, you will pay the following fees and expenses. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a bank, broker or other investment representative, including an affiliate of Pacific Century, you may be charged an account-level fee for additional services provided to you in connection with your investment in the Fund.

------------------------------------------------------------------------------------
                          ANNUAL FUND OPERATING EXPENSES (1)          Y SHARES
                           (FEES PAID FROM FUND ASSETS)
------------------------------------------------------------------------------------
Management Fee                                                         0.50%
Other Expenses                                                         0.39%
Total Fund Operating Expenses                                          0.89%

(1)  The Adviser is limiting the Management Fees and Other Expenses paid by the Fund for the current fiscal year to 0.40% and 0.34%. Total expenses after fee waivers and expense reimbursements for Class Y shares are 0.74%.


EXPENSE EXAMPLE

Use the table below to compare fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:
         o $10,000 investment
         o 5% annual return
         o redemption at the end of each period
         o no changes in the Fund's operating expenses
Because this example is hypothetical and for comparison only, your actual costs will be different.

----------------------------------------------------------------------------------------------
                                          1 YEAR       3 YEARS       5 YEARS       10 YEARS
----------------------------------------------------------------------------------------------
CLASS Y SHARES                             $91           $284         $493          $1,096

                          DIVERSIFIED FIXED INCOME FUND
                          -----------------------------





                               RISK/RETURN SUMMARY
                               -------------------

INVESTMENT OBJECTIVE                         o High current income

PRINCIPAL INVESTMENT STRATEGIES              The Fund invests primarily in high quality debt
                                             securities issued or guaranteed by the U.S. Government
                                             and its agencies and instrumentalities. It may invest
                                             up to 20% of its total assets in investment grade debt
                                             securities issued by U.S. companies and state and
                                             local government issuers. It may invest up to 25% of
                                             its total assets in dollar-denominated debt securities
                                             of foreign companies and government issuers. The Fund
                                             varies the average maturity of its investment
                                             portfolio from time to time in response to actual and
                                             expected market and economic changes.

PRINCIPAL INVESTMENT RISKS                   Because the value of the Fund's investments will
                                             fluctuate with market conditions, so will the value of
                                             your investment in the Fund. You could lose money on
                                             your investment in the Fund, or the Fund could
                                             underperform other investments.

                                             The values of the Fund's investments fluctuate in
                                             response to movements in interest rates. If rates
                                             rise, the values of debt securities generally fall.
                                             The longer the average maturity of the Fund's
                                             investment portfolio, the greater the fluctuation. The
                                             values of any of the Fund's investments may also
                                             decline in response to events affecting the issuer or
                                             its credit rating, and an issuer may default in the
                                             payment of principal or interest, resulting in a loss
                                             to the Fund. In addition, the performance of foreign
                                             securities depends on different political and economic
                                             environments and other overall economic conditions in
                                             countries where the Fund invests.

WHO MAY WANT TO INVEST?                      Consider investing in the Fund if you:
                                             o want current income
                                             o want a high level liquidity
                                             o want professional portfolio management

                                             This Fund is not appropriate for anyone seeking:
                                             o safety of principal
                                             o income exempt from federal and state taxes
                                             o capital appreciation



     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                         PERFORMANCE BAR CHART AND TABLE
                         -------------------------------

The two charts below show how the Diversified Fixed Income Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund and its predecessor over a period of ten years to demonstrate that they have gained and lost value at differing times. The table below it compares the performance of the Fund and its predecessor over time to that of the Merrill Lynch Corporate & Government Master Index, a widely recognized, unmanaged index of corporate and U.S. Government bonds.

Both charts assume reinvestment of dividends and distributions. Of course, past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 for Class Y Shares


                1988        1989       1990         1991       1992        1993        1994        1995        1996         1997
Percentage     7.55%       13.72%      6.59%       18.16%      6.46%       13.91%      -7.99%      23.54%      -0.66%      8.74%




---------------------------------------------------------------------
Best quarter:                       Q2      1989         +8.69%
Worst quarter:                      Q1      1994         -5.79%
---------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
    AVERAGE ANNUAL TOTAL RETURNS       PERFORMANCE      PAST       PAST 5      PAST 10       SINCE       1/1/98-
  (FOR THE PERIODS ENDING DECEMBER      INCEPTION       YEAR       YEARS        YEARS      INCEPTION     7/31/98
             31, 1997)
------------------------------------- --------------- ---------- ----------- ----------- ------------- -------------

Class Y                                  10/31/77      8.74%       6.94%       8.66%        4.41%         4.08%

------------------------------------- --------------- ---------- ----------- ----------- ------------- -------------

Merrill Lynch Corporate
& Government Master Index

--------------------------------------------------------------------------------------------------------------------


* The quoted performance of the Fund includes the performance of certain common trust fund ("Commingled") accounts advised by Pacific Century Trust and managed the same as the Fund in all material respects, for periods dating back to January 31, 1988, and prior to the Fund's commencement of operations on October 14, 1994, as adjusted to reflect the expenses associated with the Fund. The Commingled accounts were not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts' performance may have been adversely affected.

FEES AND EXPENSES
-----------------

As an investor in the Diversified Fixed Income Fund, you will pay the following fees and expenses. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a bank, broker or other investment representative, including an affiliate of Pacific Century, you may be charged an account-level fee for additional services provided to you in connection with your investment in the Fund.

------------------------------------------------------------------------------------
                          ANNUAL FUND OPERATING EXPENSES(1)           Y SHARES
                           (FEES PAID FROM FUND ASSETS)
------------------------------------------------------------------------------------
Management Fee                                                         0.60%
Other Expenses                                                         0.31%
Total Fund Operating Expenses                                          0.91%

(1)  The Adviser is limiting the Management Fees and Other Expenses paid by the Fund for the current fiscal year to 0.45% and 0.27%. Total Fund Operating Expenses after fee waivers and expense reimbursements for Class Y shares are 0.72%.


EXPENSE EXAMPLE

Use the table below to compare fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:
         o $10,000 investment
         o 5% annual return
         o redemption at the end of each period
         o no changes in the Fund's operating expenses
Because this example is hypothetical and for comparison only, your actual costs will be different.

----------------------------------------------------------------------------------------------
                                          1 YEAR       3 YEARS       5 YEARS       10 YEARS
----------------------------------------------------------------------------------------------
CLASS Y SHARES                             $93           $290         $504          $1,120


                            U.S. TREASURY SECURITIES FUND
                            -----------------------------





                                 RISK/RETURN SUMMARY
                                 -------------------

INVESTMENT OBJECTIVE                         o High current income consistent with prudent capital
                                               risk
                                             o Secondarily, capital appreciation

PRINCIPAL INVESTMENT STRATEGIES              The Fund invests primarily in bonds, notes and bills
                                             issued by the U.S. Treasury, and in repurchase
                                             agreements for which those securities are held as
                                             collateral. The Fund varies the average maturity of
                                             its investment portfolio from time to time to take
                                             advantage of expected changes in interest rates.

PRINCIPAL INVESTMENT RISKS                   Because the value of the Fund's investments will
                                             fluctuate with market conditions, so will the value of
                                             your investment in the Fund. You could lose money on
                                             your investment in the Fund, or the Fund could
                                             underperform other investments.

                                             The values of the Fund's investments fluctuate in
                                             response to movements in interest rates. If rates
                                             rise, the values of debt securities generally fall.
                                             The longer the average maturity of the Fund's
                                             investment portfolio, the greater the fluctuation.

WHO MAY WANT TO INVEST?                      Consider investing in the Fund if you:
                                             o want current income
                                             o want a high level of liquidity
                                             o want professional portfolio management

                                             This Fund is not appropriate for anyone seeking:
                                             o guaranteed safety of principal
                                             o income exempt from federal taxes



     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                         PERFORMANCE BAR CHART AND TABLE
                         -------------------------------

The two charts below show how the U.S. Treasury Securities Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund and its predecessor over a period of ten years to demonstrate that they have gained and lost value at differing times. The table below it compares the performance of the Fund and its predecessor over time to that of the Merrill Lynch U.S. Treasuries All Maturity Index, a widely recognized, unmanaged index of both short-term and long-term U.S. Treasury bonds.

Both charts assume reinvestment of dividends and distributions. Of course, past performance does not indicate how the Fund will perform in the future.


Year-by-Year Total Returns as of 12/31 for Class Y Shares*


               1988        1989       1990         1991        1992        1993        1994        1995        1996         1997
Percentage     6.75%       13.50%      8.13%       15.18%      6.29%       11.59%       -7.34%     24.47%      -1.68%      8.31%

---------------------------------------------------------------------
Best quarter:                       Q2      1995         +8.75%
Worst quarter:                      Q1      1996         -5.57%
---------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
    AVERAGE ANNUAL TOTAL RETURNS       PERFORMANCE      PAST       PAST 5      PAST 10       SINCE       1/1/98-
  (FOR THE PERIODS ENDING DECEMBER      INCEPTION       YEAR       YEARS        YEARS      INCEPTION     7/31/98
             31, 1997)
------------------------------------- --------------- ---------- ----------- ----------- ------------- -------------


Class Y                                  12/31/84      8.31%       6.51%       8.20%        8.96%         4.27%

------------------------------------- --------------- ---------- ----------- ----------- ------------- -------------

Merrill Lynch U.S. Treasuries
All Maturity Index

--------------------------------------------------------------------------------------------------------------------


* The quoted performance of the Fund includes the performance of certain common trust fund ("Commingled") accounts advised by Pacific Century Trust and managed the same as the Fund in all material respects, for periods dating back to January 31, 1988, and prior to the Fund's commencement of operations on October 14, 1994, as adjusted to reflect the expenses associated with the Fund. The Commingled accounts were not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts' performance may have been adversely affected.

FEES AND EXPENSES
-----------------

As an investor in the U.S. Treasury Securities Fund, you will pay the following fees and expenses. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a bank, broker or other investment representative, including an affiliate of Pacific Century, you may be charged an account-level fee for additional services provided to you in connection with your investment in the Fund.

------------------------------------------------------------------------------------
                          ANNUAL FUND OPERATING EXPENSES(1)          Y SHARES
                           (FEES PAID FROM FUND ASSETS)
------------------------------------------------------------------------------------
Management Fee                                                       0.60%
Other Expenses                                                       0.47%
Total Fund Operating Expenses                                        1.07%

(1)  The Adviser is limiting the Management Fees and Other Expenses paid by the Fund for the current fiscal year to 0.35% and 0.43%. Total expenses after fee waivers and expense reimbursements for Class Y shares are 0.78%.


EXPENSE EXAMPLE

Use the table below to compare fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:
         o $10,000 investment
         o 5% annual return
         o redemption at the end of each period
         o no changes in the Fund's operating expenses
Because this example is hypothetical and for comparison only, your actual costs will be different.

----------------------------------------------------------------------------------------------
                                          1 YEAR       3 YEARS       5 YEARS       10 YEARS
----------------------------------------------------------------------------------------------
CLASS Y SHARES                             $109          $340         $590          $1,306

                   SHORT INTERMEDIATE U.S. TREASURY SECURITIES FUND
                   ------------------------------------------------





                                 RISK/RETURN SUMMARY
                                 -------------------

INVESTMENT OBJECTIVE                         o High current income consistent with prudent capital
                                               risk
                                             o Secondarily, capital appreciation

PRINCIPAL INVESTMENT STRATEGIES              The Fund invests primarily in bonds, notes and bills
                                             issued by the U.S. Treasury, and in repurchase
                                             agreements for which those securities are held as
                                             collateral. The Fund varies the average maturity of
                                             its investment portfolio from time to time to take
                                             advantage of expected changes in interest rates. Under
                                             normal market conditions, the average remaining
                                             maturity of its investment portfolio (measured on a
                                             dollar-weighted basis) will be from two to five years.

PRINCIPAL INVESTMENT RISKS                   Because the value of the Fund's investments will
                                             fluctuate with market conditions, so will the value of
                                             your investment in the Fund. You could lose money on
                                             your investment in the Fund, or the Fund could
                                             underperform other investments.

                                             The values of the Fund's investments fluctuate in
                                             response to movements in interest rates. If rates
                                             rise, the values of debt securities generally fall.
                                             The longer the average maturity of the Fund's
                                             investment portfolio, the greater the fluctuation.

WHO MAY WANT TO INVEST?                      Consider investing in the Fund if you:
                                             o want current income
                                             o want less fluctuation in the value of your investment
                                               than a long-term bond fund
                                             o want a high level liquidity
                                             o want professional portfolio management

                                             This Fund is not appropriate for anyone seeking:
                                             o guaranteed safety of principal
                                             o income exempt from federal taxes



     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                         PERFORMANCE BAR CHART AND TABLE
                         -------------------------------

The two charts below show how the Short Intermediate U.S. Treasury Securities Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance since its inception to demonstrate that the Fund has gained and lost value at differing times. The Table below it compares the Fund's performance over time to that of the Merrill Lynch 3-5-Year U.S. Treasury Index, a widely recognized, unmanaged index of short-term Treasury bonds.

Both charts assume reinvestment of dividends and distributions. Of course, past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 for Class Y Shares



                1988        1989       1990         1991       1992        1993        1994        1995        1996         1997
Percentage                                                                             -4.79%      14.30%      2.28%       6.94%


---------------------------------------------------------------------
Best quarter:                       Q2      1995         +4.39%
Worst quarter:                      Q1      1994         -3.12%
---------------------------------------------------------------------




--------------------------------------------------------------------------------------------
    AVERAGE ANNUAL TOTAL RETURNS       PERFORMANCE      PAST         SINCE       1/1/98-
  (FOR THE PERIODS ENDING DECEMBER      INCEPTION       YEAR       INCEPTION     7/31/98
             31, 1997)
------------------------------------- --------------- ---------- ------------- -------------


Class Y                                  12/31/93      6.94%       4.44%         3.58%

------------------------------------- --------------- ---------- ------------- -------------

Merrill Lynch 3-5-Year
U.S. Treasury Index

--------------------------------------------------------------------------------------------

FEES AND EXPENSES
-----------------

As an investor in the Short Intermediate U.S. Treasury Securities Fund, you will pay the following fees and expenses. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a bank, broker or other investment representative, including an affiliate of Pacific Century, you may be charged an account-level fee for additional services provided to you in connection with your investment in the Fund.

------------------------------------------------------------------------------------
                          ANNUAL FUND OPERATING EXPENSES(1)            Y SHARES
                           (FEES PAID FROM FUND ASSETS)
------------------------------------------------------------------------------------
Management Fee                                                         0.50%
Other Expenses                                                         0.47%
Total Fund Operating Expenses                                          0.97%

(1)  The Adviser is limiting the Management Fees and Other Expenses paid by the Fund for the current fiscal year to 0.30% and 0.42%. Total expenses after fee waivers and expense reimbursements for Class Y shares are 0.72%.


EXPENSE EXAMPLE

Use the table below to compare fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:
         o $10,000 investment
         o 5% annual return
         o redemption at the end of each period
         o no changes in the Fund's operating expenses
Because this example is hypothetical and for comparison only, your actual costs will be different.

----------------------------------------------------------------------------------------------
                                          1 YEAR       3 YEARS       5 YEARS       10 YEARS
----------------------------------------------------------------------------------------------
CLASS Y SHARES                             $99           $309         $536          $1,190

                                    BALANCED FUND*
                                    --------------






                                 RISK/RETURN SUMMARY
                                 -------------------

INVESTMENT OBJECTIVE                         o Current income
                                             o Secondarily, long term capital appreciation

PRINCIPAL INVESTMENT STRATEGIES              The Fund invests primarily in a diversified portfolio
                                             of common stocks, bonds and securities that are
                                             convertible into common stocks. It invests principally
                                             in U.S. companies. The Fund may invest a significant
                                             portion of its assets in medium and smaller-sized
                                             companies.

PRINCIPAL INVESTMENT RISKS                   Because the value of the Fund's investments will
                                             fluctuate with market conditions, so will the value of
                                             your investment in the Fund. You could lose money on
                                             your investment in the Fund, or the Fund could
                                             underperform other investments.

                                             The values of the Fund's investments in stocks
                                             fluctuate in response to the activities of individual
                                             companies and general stock market and economic
                                             conditions. Stock prices of medium and smaller size
                                             companies fluctuate more than larger more established
                                             companies. The values of the Fund's bonds fluctuate in
                                             response to movements in interest rates. If rates
                                             rise, the values of bonds generally fall; the longer
                                             the remaining maturity of the bonds, the greater the
                                             fluctuation. The values of the Fund's convertible
                                             securities are also affected by interest rates.

WHO MAY WANT TO INVEST?                      Consider investing in the Fund if you:
                                             o want current income
                                             o want potential capital appreciation and are willing to
                                               accept the higher risks associated with investing in
                                               stocks
                                             o want professional portfolio management

                                             This Fund is not appropriate for anyone seeking:
                                             o safety of principal
                                             o a short term investment




*THIS FUND IS NOT CURRENTLY BEING OFFERED TO THE PUBLIC.


     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FEES AND EXPENSES
-----------------

As an investor in the Balanced Fund, you will pay the following fees and expenses. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a bank, broker or other investment representative, including an affiliate of Pacific Century, you may be charged an account-level fee for additional services provided to you in connection with your investment in the Fund.

------------------------------------------------------------------------------------
                          ANNUAL FUND OPERATING EXPENSES(1)            Y SHARES
                           (FEES PAID FROM FUND ASSETS)
------------------------------------------------------------------------------------
Management Fee                                                         1.00%
Other Expenses                                                         0.46%
Total Fund Operating Expenses                                          1.46%

(1) The Adviser is limiting the Other Expenses paid by the Fund for the current fiscal year to 0.42%. Total Fund Operating Expenses after fee waivers and expense reimbursements for Class Y shares are 1.42%.


EXPENSE EXAMPLE

Use the table below to compare fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:
         o $10,000 investment
         o 5% annual return
         o redemption at the end of each period
         o no changes in the Fund's operating expenses
Because this example is hypothetical and for comparison only, your actual costs will be different.

----------------------------------------------------------------------------------------------
                                          1 YEAR       3 YEARS       5 YEARS       10 YEARS
----------------------------------------------------------------------------------------------
CLASS Y SHARES                             $149          $462          $797         $1,746

                  INVESTMENT OBJECTIVES, POLICIES AND STRATEGY
                  --------------------------------------------



                                GROWTH STOCK FUND
--------------------------------------------------------------------------------

The Growth Stock Fund seeks to make your investment grow over the long term, and secondarily to provide you with current income.

Normally, the Fund invests at least 65% of its total assets in a diversified portfolio of common stocks of U.S. and foreign companies and in securities that are convertible into such common stocks. It may invest in securities issued by large, well-established companies as well as smaller companies, subject to a minimum market capitalization of $50 million (market capitalization is the total market price of a company's outstanding equity securities). The Fund can also invest in other types of equity and investment grade debt instruments issued by domestic and foreign companies and governments, and can use futures contracts, options and other investment techniques.



                             GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

The Growth and Income Fund seeks to provide you with current income, and secondarily to make your investment grow over the long term.

Normally, the Fund invests at least 65% of its total assets in a diversified portfolio of high quality, dividend paying common stocks of U.S. companies and securities convertible into such common stocks. The Fund invests principally in securities that currently have as a group an above average dividend yield, which it expects to remain constant or increase in the future. However, it may balance these with lower yielding but higher growth-oriented investments to achieve more growth potential.

The Fund does not limit its investments to any particular type or size of company. It can also invest in other types of equity and investment grade debt instruments issued by domestic and foreign companies and governments, and can use futures contracts, options and other investment techniques.




                                   VALUE FUND
--------------------------------------------------------------------------------
The Value Fund seeks to provide you with current income, and secondarily to make your investment grow over the long term.

Normally, the Fund invests primarily in dividend common stocks and bonds of U.S. companies, and securities that are convertible into such common stocks (such as warrants, convertible preferred stock, fixed rate preferred stock, convertible fixed-income securities, options and rights). It does not limit its investments to any particular size or type of company. The Fund can also invest in preferred stocks and other types of equity and investment grade debt instruments issued by domestic and foreign companies and governments, and can use futures contracts, options and other investment techniques.

                                 SMALL CAP FUND
--------------------------------------------------------------------------------

The Small Cap Fund seeks to make your investment grow over the long term.

Normally, the Fund invests at least 65% of its total assets in a diversified portfolio of common stocks of smaller U.S. companies, and in securities that are convertible into such common stocks. These are companies with market capitalizations of between $__ and $__ million at the time of purchase (market capitalization is the total market price of a company's outstanding equity securities). The Fund can also invest in other types of equity and investment grade debt instruments issued by domestic and foreign companies and governments, including securities issued by larger companies. In addition, it can use futures contracts, options and other investment techniques.


                              NEW ASIA GROWTH FUND
--------------------------------------------------------------------------------

The New Asia Growth Fund seeks to make your investment grow over the long term.

Normally, the Fund invests at least 70% of its total assets in common stock, common stock equivalents (such as preferred or debt securities convertible into common stock), and preferred stock of companies located in the developing countries of Asia. The Fund invests in these securities directly, or indirectly through other investment companies or trusts that invest the majority of their assets in the developing countries of Asia.

For these purposes, developing countries of Asia include all countries in Asia other than Japan, including but not limited to Hong Kong, China, India, Indonesia, South Korea, Malaysia, the Philippines, Singapore, Taiwan, Pakistan, Bangladesh, Sri Lanka and Thailand. An issuer is located in a developing Asian country if it is organized under the laws of the country, if it derives 50% or more of its total revenues from business in the country, or if its equity securities are traded principally on a securities exchange in the country.

The Fund does not limit its investments to any particular type or size of company. It may invest in companies, large or small, whose earnings its investment adviser believe have a relatively strong growth trend, or in companies that it does not anticipate to grow but whose market value per share it believes is undervalued. In selecting and maintaining a portfolio of investments in any country, the Fund's investment adviser considers the investment instruments traded in the country's stock markets and the upside potential of such markets (including the economic, political and social factors affecting each country and the prospects for improvements in these factors in the short, medium and long term). The Fund does not give important consideration to current income from dividends and interest in selecting portfolio securities.

The Fund may invest to a lesser degree in debt securities and other instruments if Pacific Century believes they would help achieve the Fund's objective; up to 10% of its net assets may be invested in debt securities rated below investment grade. The Fund may also invest up to 35% of its total assets in any combination of equity, investment grade debt and convertible securities of issuers located outside the developing countries of Asia, including the United States, and can use futures contracts, options and other investment techniques.

                            INTERNATIONAL STOCK FUND
--------------------------------------------------------------------------------

The International Stock Fund seeks to make your investment grow over the long term.

Normally, the Fund invests at least 65% of its total assets in common stock, common stock equivalents (such as preferred or debt securities convertible into common stock), and preferred stock of foreign companies. The Fund invests in these securities directly, or indirectly through other investment companies or trusts that invest the majority of their assets in foreign companies.

The Fund does not limit its investments to any particular country or type or size of company. It may invest in companies, large or small, whose earnings its investment adviser believe have a relatively strong growth trend, or in companies that it does not anticipate to grow but whose market value per share it believes is undervalued. In selecting and maintaining a portfolio of investments in any country, the Fund's investment adviser considers the investment instruments traded in the country's stock markets and the upside potential of such markets (including the economic, political and social factors affecting each country and the prospects for improvements in these factors in the short, medium and long term). The Fund does not give important consideration to current income from dividends and interest in selecting portfolio securities.

The Fund may invest to a lesser degree in investment grade debt securities and other instruments if Pacific Century believes they would help achieve the Fund's objective. The Fund may also invest up to 35% of its total assets in any combination of equity, investment grade debt and convertible securities of issuers located in the United States, and can use futures contracts, options and other investment techniques.



                            TAX-FREE SECURITIES FUND
--------------------------------------------------------------------------------

The Tax-Free Securities Fund seeks to provide you with high current income that is exempt from federal and Hawaii income tax.

The Fund normally invests most of its assets as follows:

         At least 80% of
         net assets                 Municipal obligations -- debt securities of
                                    issuers that pay interest which, in the
                                    opinion of counsel to the issuer, is exempt from federal income tax and is not subject to the federal alternative minimum tax. This fundamental policy cannot be changed without shareholder approval.

         50%-60% of
         net assets                 Hawaii municipal obligations -- debt
                                    securities issued by or on behalf of the State of Hawaii and its political subdivisions, agencies and instrumentalities and other issuers which pay interest that is exempt from Hawaii personal income tax and federal income tax. Subject to the 80% requirement above, the interest on some of these investments may be subject to the federal alternative minimum tax.

The Fund can also invest in other kinds of debt instruments issued by foreign and domestic companies and governments, and can use futures contracts, options and other investment techniques.

The Fund is non-diversified, which means that its assets may be invested among fewer issuers than diversified funds. No maturity limitations apply to the Fund's investment portfolio, and the average maturity of its portfolio can vary significantly. Pacific Century monitors the Fund's portfolio performance and reallocates the Fund's assets in response to actual and expected market and economic changes.



                   TAX-FREE SHORT INTERMEDIATE SECURITIES FUND
--------------------------------------------------------------------------------

The Tax-Free Short Intermediate Securities Fund seeks to provide you with high current income that is exempt from federal and Hawaii income tax, with greater stability in the price of your investment than a long-term bond fund.

The Fund normally invests most of its assets as follows:

         At least 80% of
         net assets                 Municipal obligations -- debt securities of
                                    issuers that pay interest which, in the
                                    opinion of counsel to the issuer, is exempt from federal income tax and is not subject to the federal alternative minimum tax. This fundamental policy cannot be changed without shareholder approval.

         50%-60% of
         net assets                 Hawaii municipal obligations -- debt
                                    securities issued by or on behalf of the State of Hawaii and its political subdivisions, agencies and instrumentalities and other issuers which pay interest that is exempt from Hawaii personal income tax and federal income tax. Subject to the 80% requirement above, the interest on some of these investments may be subject to the federal alternative minimum tax.

The Fund can also invest in other kinds of debt instruments issued by foreign and domestic companies and governments, and can use futures contracts, options and other investment techniques.

The Fund is non-diversified, which means that its assets may be invested among fewer issuers than diversified funds. Normally the average remaining maturity of the Fund's portfolio (on a dollar-weighted basis) will be from two to five years. The Fund's share value will likely be less volatile than the Tax-Free Securities Fund, because the Fund generally has a shorter average portfolio maturity.



                          DIVERSIFIED FIXED INCOME FUND
--------------------------------------------------------------------------------

The Diversified Fixed Income Fund seeks to provide you with high current income.

Normally, the Fund invests at least 80% of its total assets in high quality fixed income securities. Most of its investments will be debt securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities. However, the Fund may invest up to 20% of its total assets in investment grade debt securities issued by U.S. companies and state and local government issuers. The Fund can also invest up to 25% of its total assets in securities of foreign companies and government issuers that are payable in U.S. dollars. The Fund can also invest in other kinds of debt instruments issued by foreign and domestic companies and governments, and can use futures contracts, options, and other investment techniques.

No maturity limitations apply to the Fund's investment portfolio, and the average maturity of its portfolio can vary significantly. Pacific Century monitors the Fund's portfolio performance and reallocates the Fund's assets in response to actual and expected market and economic changes.



                          U.S. TREASURY SECURITIES FUND
--------------------------------------------------------------------------------

The U.S. Treasury Securities Fund seeks to provide you with high current income consistent with prudent capital risk, and secondarily to make your capital grow.

Normally, the Fund invests at least 65% of its total assets in U.S. Treasury securities -- bonds, notes, and bills issued by the U.S. Treasury. It invests the balance principally in repurchase agreements (agreements to buy U.S. Treasury Securities where the seller agrees to buy them back, usually within a few days). The Fund can also invest in other kinds of debt instruments issued by foreign and domestic companies and governments, and can use futures contracts, options and other investment techniques.

No maturity limitations apply to the Fund's investment portfolio, and the average maturity of its portfolio can vary significantly. The Fund seeks to increase its total return by shortening the average maturity of its portfolio securities when it expects interest rates to increase, and lengthening the average maturity to take advantage of expected interest rate declines.

                               SHORT INTERMEDIATE
                          U.S. TREASURY SECURITIES FUND
--------------------------------------------------------------------------------

The Short Intermediate U.S. Treasury Securities Fund seeks to provide you with high current income consistent with prudent capital risk, and secondarily to make your capital grow.

Normally, the Fund invests at least 65% of its total assets in U.S. Treasury securities -- bonds, notes, and bills issued by the U.S. Treasury. It invests the balance principally in repurchase agreements (agreements to buy U.S. Treasury Securities where the seller agrees to buy them back, usually within a few days). The Fund can also invest in other kinds of debt instruments issued by foreign and domestic companies and governments, and can use futures contracts, options and other investment techniques.

Normally the average remaining maturity of the Fund's portfolio (on a dollar-weighted basis) will be from two to five years. The Fund seeks to increase its total return by shortening the average maturity of its portfolio securities when it expects interest rates to increase, and lengthening the average maturity to take advantage of expected interest rate declines. The Fund's share value will likely be less volatile than the U.S. Treasury Fund, because the Fund generally has a shorter average portfolio maturity.




                                  BALANCED FUND
--------------------------------------------------------------------------------

The Balanced Fund seeks to provide you with current income, and secondarily to make your investment grow over the long term.

Normally, the Fund invests primarily in common stocks and bonds of U.S. companies, and securities that are convertible into such common stocks (such as warrants, convertible preferred stock, fixed rate preferred stock, convertible fixed-income securities, options and rights). It invests at least 25% of the value of its total assets in investment grade fixed-income securities that are senior to the issuers' other debt securities. The Fund can also invest in preferred stocks and other types of equity and investment grade debt instruments issued by domestic and foreign companies and governments, and can use futures contracts, options and other investment techniques.

The Fund may invest in common stocks of large companies (with market capitalizations of more than $750 million) as well as medium and smaller sized companies (with market capitalizations of at least $250 million but less than $750 million). It seeks to invest less than 50% of its total assets in the securities of medium and smaller sized companies. However, the actual percentage may vary according to changes in market conditions and Pacific Century's judgment about how best to achieve the Fund's investment objective.

 The Fund selects common stocks on the basis of companies' strong earnings growth trends, above-average prospects for future earnings growth, and diversification among industries and companies. In selecting preferred stocks, bonds and convertible securities, it also considers companies' strong earnings and credit records and their ability to provide current income.

                                   MAIN RISKS
--------------------------------------------------------------------------------

The value of your investment in any of the Funds will got up and down, which means that you could lose money. You should consider an investment in any of the Funds as a long-term investment.

STOCKS

The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions, and stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term high-grade fixed income securities.

SMALL COMPANIES

Securities of smaller and newer companies may present greater opportunities than larger and more established companies for capital appreciation because of high potential earnings growth. But they also involve greater risk. Such companies may have limited product lines, markets or financial resources, or may depend on a small group of key managers. Their securities may trade less frequently or in limited volume, or only in the over-the-counter market or on a regional stock exchange. As a result, these securities may fluctuate in value more than those or larger, more established companies and, as a group, may suffer more sever price declines during periods of generally declining stock prices.

FOREIGN SECURITIES

Investments in foreign securities involve risks that are not typically associated with domestic securities. Changes in foreign currency exchange rates will affect the values of investments quoted or payable in currencies other than the U.S. dollar. Less information may be publicly available about foreign issuers. They also are not generally subject to the same accounting, auditing and financial reporting standards as domestic issuers. Foreign stock markets have different clearance and settlement procedures, and higher brokerage commissions and transaction costs, than U.S. markets. In addition, foreign exchanges, brokers and issuers generally are not supervised or regulated as closely as in the United States. Furthermore, foreign income tax laws may require witholding of interest, gains or dividends. Certain other adverse developments could also occur, such as expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect investments and the ability to enforce contracts.

EMERGING MARKETS

The securities markets of developing countries involve greater risks than more developed markets. These securities markets are not as large as U.S. markets, have substantially less trading volume, and have a high concentration of investors and financial intermediaries, resulting in a lack of liquidity and high price volatility. Certain markets, such as those of China, are in only the earliest stages of development.

Substantial economic uncertainties exist for developing countries. They may have overburdened infrastructures and obsolete financial systems as well as environmental problems. Certain economies depend on exports of primary commodities and are vulnerable to changes in commodity prices, which in turn may be affected by a variety of factors. In addition, the governments of many such countries have a heavy role in regulating and supervising their economies, and their economies are heavily export oriented and dependent on international trade. Certain developing countries are large debtors to commercial banks and foreign governments. Some have experience substantial and volatile rates of inflation and currency devaluations.

Substantial social and political uncertainties also exist for many developing countries. These may result from factors such as authoritarian governments; popular unrest associated with demands for improved political, economic and social conditions; internal insurgencies and terrorist activities; hostile relationships with neighboring countries; and drug trafficking. This instability could impair the financial conditions of issuers or disrupt their financial markets.

A number of Asian countries are currently experiencing economic difficulties and significant declines in values in their financial markets as a result of the convergence of a number of these social, political and economic factors. The unsettled conditions of several Asian financial markets has also affected emerging markets in other countries and regions. These conditions could continue or deteriorate further in the future.

A variety of other factors may also adversely impact the Funds' investments in countries with emerging securities markets. These include matters such as archaic legal systems; inflation accounting rules that indirectly generate losses or profits; less developed systems for registration, transfer and custody of securities; restrictions on foreign investments in capital markets; limitations on the manner in which the Funds may invest in securities; and limitations on repatriation of income, capital, or the proceeds of sales of securities.


CONVERTIBLE SECURITIES

The Funds may purchase convertible securities that are fixed-income debt securities or preferred stocks, and which may be converted at a stated price within a specified period of time into a certain quantity of common stock of the same or other issuers. Convertible securities are usually subordinated in right of payment to nonconvertible debt securities of the same issuer, but are senior to common stocks in an issuer's capital structure. Their prices tend to be influenced by changes in interest rates (in the same manner as described below for debt securities) as well as changes in the market value of the common stock into which they can be converted.

DEBT SECURITIES

The values of the debt securities held by the Funds fluctuate in response to movements in interest rates. When rates rise, the values generally fall, and when rates decline, the values generally increase. In addition, the issuers of any of the debt securities held by the Fund may fail to pay interest or principal when due.

The Funds generally will only acquire bonds that are rated investment grade at the time of purchase, which means they are rated in one of the top four categories by a nationally recognized statistical rating organization, or unrated obligations that Pacific Century determines are comparable. However, obligations with the lowest of these ratings have some speculative characteristics, and changes in economic conditions are more likely to lead to the issuer's weakened capacity to make principal and interest payments than higher rated securities. If the rating of a security decreases after a Fund buys it, or it is no longer rated, Pacific Century will decide whether the Fund should continue to hold the security.

U.S. government securities include not only U.S. Treasury obligations, but also obligations of various agencies and instrumentalities of the U.S. government. Some of these are supported by the full faith and credit of the U.S. Treasury, but others are supported only by the issuer's right to borrow from the U.S. Treasury, by the discretionary authority of the U.S. Government to purchase the agency's obligations, or by the instrumentalities' own credit. The U.S. Government might not provide financial support to instrumentalities it sponsors if it is not legally obligated to do so. However, the Funds will invest in the obligations of such instrumentalities only when Pacific Century believes that the credit risk is minimal.

The New Asia Growth Fund may invest up to 10% of its net assets in securities rated below investment grade or of comparable quality, commonly referred to as "junk bonds" or "high yield/high risk securities." These investments are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal as required, and generally are less liquid and have greater price volatility that higher rated securities. The Fund may purchase debt securities that are in default, except that it can invest up to 5% of its total assets in sovereign (government) debt that is in default.

MUNICIPAL OBLIGATIONS

The Fixed Income Funds may purchase not only "general obligation" municipal bonds (which are secured by the pledge of a municipality's faith, credit and taxing power), but also "revenue" bonds, which depend for payment of principal and interest on the revenues obtained from a specific project or facility. In addition, the Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund may invest in municipal bonds covered by insurance and in "moral obligation" bonds. Insurance minimizes the risks of payment delays or defaults, but does not guarantee the market value of the insured bonds. Moral obligation bonds are issued by a municipality or a state financial intermediary and backed by the moral obligation pledge of a state government to appropriate funds in the future if the primary issuer defaults, but the state is not legally bound to honor the pledge.

The Tax Free Securities Fund and Tax-Free Short Intermediate Securities Fund may purchase municipal notes with maturities at the time of issuance of three years or less. These generally are issued in anticipation of the receipt of tax funds, of the proceeds of bond placements, or of other revenues. The issuer's ability to make payments therefore depends on such receipts.

The Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund invest significantly in municipal obligations of issuers located in Hawaii. The values of shares of these Funds therefore will be affected by economic and political developments in Hawaii.

YEAR 2000 AND THE PACIFIC CAPITAL FUNDS

         Like other funds and business organizations around the world, the Funds could be adversely affected if the computer systems used by Pacific Century Trust and the Trust's other service providers do not properly process date-related information for the year 2000 and beyond. The Trust understands that its key service providers are taking steps to address this issue. In addition, the problem may adversely affect the companies in which the Funds invest. For example, they may incur substantial costs to correct the problem and may suffer losses cause by data processing errors. Management of the Trust and Pacific Century Trust will continue to monitor developments relating to this issue.


The most recent information about each Fund's portfolio holdings can be found in its annual or semi-annual report. For information about receiving this report, see the back cover.

                                 FUND MANAGEMENT
                                 ---------------

THE INVESTMENT ADVISER
Pacific Century Trust, ("Pacific Century"), 111 S. King Street, Honolulu, Hawaii 96813,a division of Bank of Hawaii, is the adviser for the Funds. Pacific Century has managed the financial assets of corporations and institutional investors for nearly a century and has built a reputation as one of the largest, most knowledgeable financial institutions in the Pacific Basin. Pacific Century is among the top 50 trust firms in the United States and oversees more than $14 billion in client assets. The Pacific Century investment management team - including portfolio managers, financial analysts and economists - is responsible for over $8 billion of these assets.


For these advisory services, the Funds paid Pacific Century as follows:


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                      PERCENTAGE OF AVERAGE
                                                       NET ASSETS FOR YEAR
                                                          ENDED 7/31/98
--------------------------------------------------------------------------------
Balanced Fund                                               .____%*

--------------------------------------------------------------------------------
Diversified Fixed Income Fund                               .____%*

--------------------------------------------------------------------------------
Growth and Income Fund                                      .____%*

--------------------------------------------------------------------------------
Growth Stock Fund                                           .____%*

--------------------------------------------------------------------------------
International Stock Fund                                    .____%*

--------------------------------------------------------------------------------
New Asia Growth Fund                                        .____%*

--------------------------------------------------------------------------------
Short Intermediate U.S. Treasury Securities Fund            .____%*

--------------------------------------------------------------------------------
Small Cap Fund                                              .____%*

--------------------------------------------------------------------------------
Tax-Free Securities Fund                                    .____%*

--------------------------------------------------------------------------------
Tax-Free Short Intermediate Securities Fund                 .____%*

--------------------------------------------------------------------------------
U.S. Treasury Securities Fund                               .____%*

--------------------------------------------------------------------------------
Value Fund                                                  .____%*

-----------------------------------------------------------------------------

* Pacific Capital waived a portion of its fees for the fiscal year. Contractual fees (without waivers) are: Balanced Fund, .___%; Diversified Fixed Income Fund,
 .___%; Growth and Income Fund, .______%; Growth Stock Fund, .____%; International Stock Fund, .____%; New Asia Growth Fund, .____%; Short Intermediate U.S. Treasury Securities Fund, .____% ; Small Cap Fund, .____%; Tax-Free Securities Fund, .____%; Tax-Free Short Intermediate Securities Fund,
 .____%; U.S. Treasury Securities Fund, .____%; and Value Fund, .____%;

THE SUB-ADVISER

Nicholas-Applegate Capital Management, 600 W. Broadway, San Diego, California 92101, is the Sub-Adviser to the International Stock Fund and the Small Cap Fund, and provides investment advisory services with respect to management of those Funds' portfolios. Its affiliate Nicholas-Applegate Capital Management (Hong Kong) LLC, located at the same address, is the Sub-Adviser to the New Asia Growth Fund, and provides investment advisory services with respect to management of the foreign component of that Fund's portfolio.

PORTFOLIO MANAGERS
The actual management of the Funds is coordinated by Pacific Century's investment unit, which is staffed with more than 40 people, including 5 Chartered Financial analysts and 9 M.B.A.'s. All investment decisions of Pacific Century for the Funds it advises are made by a committee, with individual portfolio managers having day-to-day responsibility of managing the Funds.

GROWTH STOCK FUND. Roger Khoplin, CFA, serves as a Vice President and Team Leader on the Equity Investment Team at Pacific Century and has been primarily responsible for the day-to-day management of the Fund since 1997. Prior to joining Pacific Century in 1992, Mr. Khoplin served as a securities analyst with Dean Witter 1990-1991; Smith Barney 1981-1989; and with Sanford C. Bernstein & Company 1980-1981.

GROWTH AND INCOME FUND. Clyde Powers, CFA serves as a Vice President and Team Leader on the Equity Investment Team at Pacific Century and has been primarily responsible for the management of the Fund since 1997. Mr. Powers has 26 years of experience managing growth funds and growth oriented portfolios for institutional investors. Prior to joining Pacific Century in 1997, Mr. Powers served as a portfolio manager for Amcore Investment Group form 1995 to 1997, and as Managing Director-Investment Operations for Union Capital Advisors from 1984 to 1995.

VALUE FUND.

SMALL CAP FUND. A team of Catherine Somhegyi, Larry Speidell, Travis Prentice and Mark Stuckelman is responsible for the day-to-day management of the Fund. Ms. Somhegyi, as Partner of the firm, is its Chief Investment Officer - Global Equity Management and joined the firm in 1987. Mr. Speidell, a Partner of the firm, is its Director of Global/Systematic Portfolio Management and Research and joined the firm in 1994; he has 23 years prior investment management experience with Batterymarch Financial Management and Putnam Management Company. Mr. Prentice joined the firm as Portfolio Manager in 1997, and had prior experience with the Merrill Lynch Private Client Group. Mr. Stuckelman joined the firm as a Portfolio Manger in 1995, and had prior experience with Wells Fargo Bank Investment Management Group, Fidelity Management Trust Co., and BARRA.

NEW ASIA GROWTH FUND. Tim Greaton Senior Portfolio Manager of Nicholas-Applegate Capital Management (Hong Kong) LLC ("NACM Hong Kong"), has been primarily responsible for the day-to-day management of the Fund since 1995. Mr. Greaton joined NACM Hong Kong in 1997. Prior to joining NACM Hong Kong, Mr. Greaton served as Senior Portfolio Manager of Credit Lyonnais International Asset Management (HK) Limited from 1992 to 1997.

INTERNATIONAL STOCK FUND. A team headed by Catherine Somhegyi, Larry Speidell and Lorettta J. Morris is responsible for the day-to-day management of the Fund. Ms. Somhegyi, a Partner of the firm, is its Chief Investment Officer - Global Equity Management and joined the firm in 1987. Mr. Speidell, a Partner of the firm, is its Director of Global/Systematic Portfolio Management and Research and joined the firm in 1994; he has 23 years prior investment management experience with Batterymarch Financial Management and Putnam Management Company. Ms. Morris, a Partner of the firm, joined the firm as a Portfolio Manager in 1990, and has ten years prior experience with Collins Associates.

TAX-FREE SECURITIES FUND AND TAX-FREE SHORT INTERMEDIATE SECURITIES FUND. Yvonne Lim, Vice President and Team Leader on the Tax-Exempt Fixed Income Investment Team at Pacific Century has been primarily responsible for the day-to-day management of the Funds since 1993. Prior to managing the Fund, Ms. Lim served as Cash Manager for Pacific Resources from 1989 to 1992.

DIVERSIFIED FIXED INCOME FUND. Janet E. Katakura, Vice President, Team Leader and Manager of the Taxable Fixed Income Investment Team for Pacific Century has been primarily responsible for the day-to-day management of the Fund since its inception. Ms. Katakura joined Pacific Century in 1983 where she serves as Senior Portfolio Manager.

SHORT INTERMEDIATE U.S. TREASURY SECURITIES FUND AND U.S. TREASURY SECURITIES FUND. David Todani, Vice President and Team Leader on the Taxable Fixed-Income Investment Team at Pacific Century, has been primarily responsible for the day-to-day management of the Funds since 1995. Prior to joining the Fixed-Income Investment Team, Mr. Todani served as a fixed income portfolio manager and treasury officer for Bank of Hawaii from 1983 to 1994.

BALANCED FUND.




The Statement of Additional Information has more detailed information about the Investment Adviser and other service providers.

         THE DISTRIBUTOR AND ADMINISTRATOR
BISYS Fund Services is the Fund's distributor and administrator. Its address is 3435 Stelzer Road, Columbus, Ohio 43219.

                             SHAREHOLDER INFORMATION
                             -----------------------

PRICING OF FUND SHARES
Each Fund's per share net asset value ("NAV") is determined and its shares are priced at the close of regular trading on the New York Stock Exchange ("NYSE") (normally at 4 p.m. Eastern time) on days the Exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the Fund (plus any applicable sales charge).

The Fund's securities are valued at current market prices except for debt obligations with remaining maturities of 60 days or less (which are valued at amortized cost). If market quotations are not available or if special circumstances warrant, securities will be valued by a method that the Board of Trustees believes accurately reflects fair value.

--------------------------------------------------------------------------------
HOW NAV IS CALCULATED
The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund:

NAV =                      Total Assets-Liabilities
                           ------------------------
                           Number of Shares Outstanding

You can find the Fund's NAV daily in The Wall Street Journal and other newspapers.
--------------------------------------------------------------------------------

PURCHASING AND ADDING TO YOUR SHARES
------------------------------------

         Shares are sold by the Distributor, BISYS Fund Services. Only institutions (including Bank of Hawaii and its affiliated and correspondent banks) ("Institutions") acting on behalf of customers having a qualified trust account, employee benefit account or other qualifying account at such Institutions are eligible to invest in Class Y shares. Class Y shares may not be purchased by individual investors, including purchases through SIPC insured brokerage accounts.

         Class Y shares purchased through qualifying accounts may be held in separate accounts in the name of the person or persons who purchased the shares, but dividends and distributions relating to such shares may not be reinvested and no additional Class Y shares may be purchased for such separate accounts unless the account holder qualifies to purchase additional Class Y shares. If you have purchased shares of any Fund, as described above, and do not qualify for purchasing additional Class Y shares, you may make an additional investment in the Fund by purchasing Class A or Class B shares, which are offered in a separate prospectus. If you have purchased Class Y shares, as described above, but no longer qualify to make an additional investment we will convert your holdings to Class A shares of the same Fund. As a shareholder of Class A shares, you will be permitted to reinvest dividends and distributions relating to your share holdings, but your share will be subject to the higher expenses associated with Class A shares. See "Exchange Privileges and Conversion Feature" below.

         Qualified accounts maintained by or on behalf of certain persons ("Customers") by an Institution may purchase Class Y shares of the Funds through procedures established by BISYS . These procedures may include instructions under which a Customer's account is automatically "swept" at least once a week and amounts in excess of a minimum amount agreed upon by an Institution and its Customer are invested by BISYS in shares of a Fund.

No sales charge (load) is imposed at the time of sale or purchase of your Class Y shares. Depending upon the terms of a particular Customer account, an Institution may charge a Customer's account fees for services provided in connection with investment in the Funds. The Institution will provide you with information concerning these services and any charges. You should read this Prospectus in conjunction with any such information received from an Institution.

--------------------------------------------------------------------------------
AVOID 31% TAX WITHHOLDING
The Fund must withhold 31% of your taxable dividends, capital gains distributions and redemptions if you have not provided the Fund with your taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct tax identification number (social security number for most investors) on your account application.
--------------------------------------------------------------------------------

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

                                     INITIAL INVESTMENT                         SUBSEQUENT
By regular mail                      1.   Contact BISYS at                      1. Use the investment slip
                                          800-258-9232 to request an               attached to your account
                                          application.                             statement. Or, if
                                     2.   Make check, bank draft or                unavailable
                                          money order payable to                2. Include the following
                                          "Pacific Capital Funds."                 information on a piece of
                                     3.   Mail to:                                 paper:
                                          Pacific Capital Funds                    - Fund name
                                          PO Box 182130                            - share class
                                          Columbus, OH 43218-2130                  - amount invested
                                                                                   - account name
                                                                                   - account number
                                                                                   Include your account
                                                                                   number on your check.
                                                                                3. Mail to:
                                                                                   Pacific Capital Funds
                                                                                   PO Box 182130
                                                                                   Columbus, OH 43218-2130

By overnight service                                            See Instructions 1-2 above.
                                                                3. Send to
                                                                   Pacific Capital Funds
                                                                   c/o BISYS Fund Services
                                                                   Attn:  T.A. Operations
                                                                   3435 Stelzer Road
                                                                   Columbus, OH 43219

By electronic purchase                                                   Establish electronic purchase
                                                                         option on your account
Your bank must participate in the                                        application or call
Automated Clearing House (ACH) and                                       800-258-9232.  Your account can
must be a U.S. bank.  Your bank or                                       generally be set up for
broker may charge for this service.                                      electronic purchases within 15
                                                                         days.

                                                                         Call 800-258-9232 to
                                                                         arrange a transfer from
                                                                         your bank account.

By wire transfer                     FOR INITIAL INVESTMENT:  Contact
                                     BISYS at 800-258-9232 to request
                                     an application.  Fax the
                                     completed application, along with
                                     a request for a confirmation
                                     number, to 800-___-____.  Follow
                                     instructions below after
                                     receiving your confirmation
                                     number.
                                         FOR INITIAL AND SUBSEQUENT
                                      INVESTMENTS: Instruct your bank
                                      to wire transfer your investment
                                                    to:
                                                Name of Bank
                                        Routing Number: ABA #xxxxxx
                                                    DDA#
                                           Include your name
                                           Your confirmation number
                                     After instructing your bank to
                                     wire the funds, call 800-258-9232
                                     to tell us the amount being
                                     transferred and the name of your
                                     bank.

--------------------------------------------------------------------------------
QUESTIONS?
Call 800-258-9232 or your investment representative.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ELECTRONIC VS. WIRE TRANSFER
Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, your bank makes the transaction through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
The Diversified Fixed Income Fund, Short Intermediate U.S. Treasury Securities Fund, Tax-Free Securities Fund, Tax-Free Short Intermediate Securities Fund and U.S. Treasury Securities Fund will declare dividends of substantially all of their net income daily and will pay such dividends monthly. The Balanced Fund, Growth and Income Fund, Growth Stock Fund, Value Fund, Small Cap Fund and International Fund will declare and pay dividends of substantially all of their net income monthly. The New Asia Growth Fund will declare and pay dividends of substantially all of its net income quarterly. Each Fund distributes any capital gains annually.

We automatically reinvest all income dividends and capital gains distributions by a Fund in additional shares of the same Fund and Class on the dividend record date unless you request otherwise in writing to the Transfer Agent (at least 15 days prior to the distribution). We do not charge any fees or sales charges on reinvestments. You may elect to receive your dividends/distributions in cash either by check sent to your address or by wire to your bank account.

The value of your shares will be reduced by the amount of dividends and distributions. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.
--------------------------------------------------------------------------------

SELLING YOUR SHARES
-------------------

You can sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund or your investment representative. Normally you will receive your proceeds within a week after your request is received.

--------------------------------------------------------------------------------
WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
--------------------------------------------------------------------------------


INSTRUCTIONS FOR SELLING SHARES
By telephone                          Call 800-258-9232 with instructions as to how you want to
(unless you have declined             receive your funds (mail, wire, electronic transfer).
telephone sales privileges)

By mail                               1. Call 800-258-9232 to request redemption forms, or write a letter of instruction indicating:
                                      - your Fund and account number
                                      - amount you want to redeem
                                      - address where your check should be sent
                                      - account owner signature

                                      2. Mail to:
                                      Pacific Capital Funds
                                      PO Box 182130
                                      Columbus, OH 43218-2130

By overnight service                  1. See instruction 1 above.
                                      2. Send to
                                      Pacific Capital Funds
                                      co/BISYS Fund Services
                                      Attn: T.A. Operations
                                      3435 Stelzer Road
                                      Columbus, OH 43219

Wire transfer                         Call 800-258-9232 to request a wire transfer.
You must select this option on
your Account Application.             If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.
The Fund may charge a wire
transfer fee.
Note: Your financial
institution may also charge a
separate fee.

Electronic Redemptions                Call 800-258-9232 to request an electronic redemption.
Your bank must participate in
the Automated Clearing House          If you call by 4 p.m. Eastern time, the NAV of your shares
(ACH) and must be a U.S. bank.        will normally be determined on the same day and the proceeds credited within 8 days.
Note:  Your bank may charge for
this service.

GENERAL POLICIES ON SELLING SHARES
----------------------------------

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing in the following situations:

     1. All requests for redemptions from individual retirement accounts ("IRA's") must be in writing.

     2. Redemption requests require a signature guarantee when:

         - You ask us to make the check payable to someone who is not the owner of the account

         - You ask us to mail the check to an address that is not the address on your account

         - You ask us to wire the proceeds to a commercial bank account that is not designated on your account application

         -   The redemption proceeds exceed $50,000

You must obtain a signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

VERIFYING TELEPHONE REDEMPTIONS
The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Because of these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Fund, Transfer and/or the Distributor may be liable for losses due to unauthorized transactions.

REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT
When you have made an investment by check, you cannot redeem any portion of the same investment until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check.

REFUSAL OF REDEMPTION REQUEST
Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

REDEMPTION IN KIND
We reserve the right to make your redemption payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If we deem it advisable for the benefit of all shareholders, you will receive securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

UNDELIVERABLE REDEMPTION CHECKS
If you choose to receive distributions in cash and if distribution checks are returned and marked as "undeliverable" or remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.


                             EXCHANGING YOUR SHARES
                             ----------------------

The Exchange Privilege permits a shareholder to exchange Class Y shares of one Fund for Class Y shares of another Pacific Capital Fund. Class Y shareholders may also exchange their shares for other investment companies for which Pacific Century serves as Investment Adviser. These are the Cash Assets Trust, the Tax-Free Cash Assets Trust, the U.S. Treasuries Cash Assets Trust or the Hawaiian Tax-Free Trust. No transaction fees are charged for exchanges.

Exchanges from one Fund to another are taxable.

You can make exchanges by sending a written request to Pacific Capital Funds, PO Box 182130, Columbus OH 43218-2130, or by calling 800-258-9232. Please provide the following information:
         - Your name and telephone number
         - The exact name on your account and account number
         - Taxpayer identification number (usually your Social Security number)
         - Dollar value or number of shares you are exchanging
         - The name of the Fund from which the exchange is to be made
         - The name of the Fund into which the exchange is being made
See "Selling Your Shares" for important information about telephone transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited to _____ exchanges within a _____ period.

NOTES ON EXCHANGES
The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege may be changed or eliminated at any time after a 60-day notice to shareholders.

Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Diversified Fixed Income Fund, Short Intermediate U.S. Treasury Securities Fund, Tax-Free Securities Fund, Tax-Free Short Intermediate Securities Fund and U.S. Treasury Securities Fund will declare dividends of substantially all of their net income daily and will pay such dividends monthly. The Balanced Fund, Growth and Income Fund, Growth Stock Fund, Value Fund and Small Cap Fund will declare and pay dividends of substantially all of their net income monthly. The New Asia Growth Fund and International Stock Fund will declare and pay dividends of substantially all of its net income quarterly. Each Fund distributes any capital gains annually.

TAXES

Dividends generally are taxable as ordinary income. Taxes on capital gains vary with the length of time the Fund has held the security--NOT how long you have been in the Fund.

Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year. Dividends and distributions are treated the same for federal income tax purposes whether you receive them in cash or in additional shares.

You will be notified in January each year about the federal tax status of distributions made by the Funds. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

Foreign shareholders may be subject to special withholding requirements. A penalty is charged on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

NEW ASIA GROWTH FUND AND INTERNATIONAL STOCK FUND TAX INFORMATION
-----------------------------------------------------------------

The New Asia Growth Fund and International Stock Fund may, from time to time, invest in passive foreign investment companies ("PFICs"). PFICs are foreign corporations which derive at least 75% of their gross income from passive sources or at least 50% of assets are held for production of passive income. For tax purposes, the Fund's investments in PFICs are subject to special tax provisions that may result in the taxation of certain gains realized by the Fund as ordinary income, plus an interest liability on such gains or on distributions from the PFIC.

Gains or losses on sales of debt securities denominated in a foreign currency due to fluctuations in the value of foreign currency between the date of buying and selling the security are treated as ordinary income or loss. Such income or losses increase or decrease the amount of the Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. If currency fluctuation losses exceed other investment company taxable income during a taxable year, your distributions from the Fund during the year would be characterized as a return of capital, thus reducing the basis in your Fund shares.

The Fund may incur foreign income taxes in connection with some of its foreign investments. Certain of these taxes may be credited to shareholders.

HAWAII TAX INFORMATION

The Funds expect that all dividends and distributions paid by the Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund will be exempt from Hawaii personal income tax. Under Hawaii law, interest derived from obligations of other states (and their political subdivisions) will not be exempt from Hawaii income taxation.

Dividends and distributions made by the Funds (except the Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund) to Hawaii residents, will generally be treated for Hawaii income tax purposes in the same manner as they are treated for federal income tax purposes.

If you are not a Hawaii resident you should not be subject to Hawaii income taxation on dividends and distributions made by the Funds, but you will be subject to taxes of other states and localities.


                              FINANCIAL HIGHLIGHTS
                              --------------------
Insert past 5 years financial highlights from annual report.

                              FINANCIAL HIGHLIGHTS


     The Financial Highlights in the table below set forth certain financial data and investment results of the Class Y shares of the Funds since inception, expressed in one share outstanding throughout the period. The Financial Highlights are derived from the financial statements of Pacific Capital Funds which have been audited by Ernst & Young LLP, independent auditors. The Financial Highlights should be read in conjunction with the financial statements, related notes, and other financial information included in the Statement of Additional Information. Further information about the performance of the Funds is contained in the Funds' most recent report to shareholders which may be obtained without charge by calling or writing the Funds at the telephone number or address on the front cover of this Prospectus.


                                                                        Growth and
                                                                        Income Fund
                              Diversified Fixed                -----------------------------
                                 Income Fund                                          Oct.              Growth Stock Fund
                   ---------------------------------------                 Year        14,          -------------------------
                                                 OCT. 14,                  Ended     1994 to
                   YEAR ENDED     YEAR ENDED      1994 TO      Year Ended  July       July          Year Ended     Year Ended
                    JULY 31,       JULY 31,      JULY 31,       July 31,    31,        31,           July 31,       July 31,
                      1997           1996         1995(a)         1997     1996      1995(a)           1997           1996
                   ----------     ----------     ---------     ---------- -------    -------        ----------     ----------
NET ASSET
 VALUE,
 BEGINNING OF
 PERIOD........       $10.53         $10.84        $10.00         $12.32  $11.43     $10.00            $11.89         $11.71
                    --------       --------       -------       --------  -------    -------         --------       --------
Investment
 Activities
   Net
     investment
     income
     (loss)....         0.60           0.58          0.55           0.11    0.17       0.20              0.07           0.10
   Net realized
     and
     unrealized
     gain
     (loss) on
 investments...         0.34          (0.16)         0.78           5.58    1.21       1.42              5.55           0.89
                    --------       --------       -------       --------  -------    -------         --------       --------
       Total
        from
     Investment
   Activities..         0.94           0.42          1.33           5.69    1.38       1.62              5.62           0.99
                    --------       --------       -------       --------  -------    -------         --------       --------
Distributions
   Net
     investment
     income....        (0.60)         (0.61)        (0.49)         (0.11)  (0.17)     (0.19)            (0.07)         (0.10)
   In excess of
     net
     investment
     income....           --          (0.02)           --             --   (0.01)        --                --             --
   In excess of
     net
     realized
     gains.....        (0.09)         (0.10)           --             --      --         --                --          (0.49)
   Net realized
     gains.....           --             --            --          (0.63)  (0.31)        --                --          (0.22)
                    --------       --------       -------       --------  -------    -------         --------       --------
       Total
       Distributions...     (0.69)     (0.73)       (0.49)         (0.74)  (0.49)     (0.19)            (0.07)         (0.81)
                    --------       --------       -------       --------  -------    -------         --------       --------
NET ASSET
 VALUE, END OF
 PERIOD........       $10.78         $10.53        $10.84         $17.27  $12.32     $11.43            $17.44         $11.89
                    ========       ========       =======       ========  =======    =======         ========       ========
TOTAL RETURN
 (EXCLUDES
 SALES
 CHARGE).......         9.30%          3.85%        13.70%(b)      47.96%  12.29%     16.41%(b)         47.39%          8.53%
RATIOS/SUPPLEMENTARY
 DATA:
   Net assets
     at end of
     period
     (000).....     $132,583       $161,742       $54,827       $123,821  $74,427    $41,771         $198,407       $172,565
   Ratio of
     expenses
     to average
     net
     assets....         0.90%          0.88%         0.93%(c)       1.07%   1.11%      1.14%(c)          1.07%          1.09%
   Ratio of net
     investment
     income
     (loss) to
     average
     net
     assets....         5.67%          5.56%         6.71%(c)       0.79%   1.43%      2.47%(c)          0.45%          0.86%
   Ratio of
     expenses
     to average
     net
     assets*...         0.94%          0.92%         1.01%(c)       1.12%   1.15%      1.22%(c)          1.11%          1.13%
   Ratio of net
     investment
     income
     (loss) to
     average
     net
     assets*...         5.63%          5.52%         6.63%(c)       0.75%   1.39%      2.39%(c)          0.41%          0.82%
Portfolio
 Turnover(d)...        80.98%         58.86%        60.47%         74.83%  80.83%     12.78%            32.20%         61.30%
Average
 Commission
 Rate
 paid(e).......           --             --            --        $0.0874  $0.0921        --           $0.0893        $0.0895


                 Oct. 14,
                  1994 to
                 July 31,
                  1995(a)
                 ---------
NET ASSET
 VALUE,
 BEGINNING OF
 PERIOD........     $ 9.89
                  --------
Investment
 Activities
   Net
     investment
     income
     (loss)....       0.11
   Net realized
     and
     unrealized
     gain
     (loss) on
 investments...       1.83
                  --------
       Total
        from
     Investment
   Activities..       1.94
                  --------
Distributions
   Net
     investment
     income....      (0.12)
   In excess of
     net
     investment
     income....         --
   In excess of
     net
     realized
     gains.....         --
   Net realized
     gains.....         --
                  --------
       Total
       Distribu      (0.12)
                  --------
NET ASSET
 VALUE, END OF
 PERIOD........     $11.71
                  ========
TOTAL RETURN
 (EXCLUDES
 SALES
 CHARGE).......      20.64%(g)
RATIOS/SUPPLEME
 DATA:
   Net assets
     at end of
     period
     (000).....   $136,837
   Ratio of
     expenses
     to average
     net
     assets....       1.13%(c)
   Ratio of net
     investment
     income
     (loss) to
     average
     net
     assets....       1.30%(c)
   Ratio of
     expenses
     to average
     net
     assets*...       1.21%(c)
   Ratio of net
     investment
     income
     (loss) to
     average
     net
     assets*...       1.23%(c)
Portfolio
 Turnover(d)...      32.40%
Average
 Commission
 Rate
 paid(e).......         --


------------
See footnotes on next page.

                                                                      PROSPECTUS

                                                                    Short Intermediate
                                                                       U.S. Treasury
                                                                      Securities Fund
                                  New Asia                     -----------------------------
                                 Growth Fund                                          Oct.          Tax-Free Securities Fund
                   ---------------------------------------                 Year        14,          -------------------------
                                                 FEB. 15,                  Ended     1994 to
                   YEAR ENDED     YEAR ENDED      1995 TO      Year Ended  July       July          Year Ended     Year Ended
                    JULY 31,       JULY 31,      JULY 31,       July 31,    31,        31,           July 31,       July 31,
                      1997           1996         1995(a)         1997     1996      1995(f)           1997           1996
                   ----------     ----------     ---------     ---------- -------    -------        ----------     ----------
NET ASSET
 VALUE,
 BEGINNING OF
 PERIOD........       $11.14         $11.22        $10.00         $ 9.42  $ 9.61     $ 9.30            $10.46         $10.56
                    --------        -------       -------        -------  -------    -------         --------       --------
Investment
 Activities
   Net
     investment
     income
     (loss)....         0.06          (0.01)         0.04           0.52    0.53       0.44              0.51           0.52
   Net realized
     and
     unrealized
     gain
     (loss) on
 investments...         2.87           0.22          1.18           0.14   (0.13)      0.31              0.46           0.07
                    --------        -------       -------        -------  -------    -------         --------       --------
       Total
        from
     Investment
   Activities..         2.93           0.21          1.22           0.66    0.40       0.75              0.97           0.59
                    --------        -------       -------        -------  -------    -------         --------       --------
Distributions
   Net
     investment
     income....        (0.01)            --            --          (0.52)  (0.53)     (0.44)            (0.51)         (0.52)
   In excess of
     net
     investment
     income....           --          (0.03)           --             --   (0.04)        --                --          (0.04)
   In excess of
     net
     realized
     gains.....           --             --            --             --   (0.02)        --                --          (0.04)
   Net realized
     gains.....        (0.12)         (0.26)           --             --      --         --             (0.06)         (0.09)
                    --------        -------       -------        -------  -------    -------         --------       --------
       Total
       Distributions...     (0.13)     (0.29)          --          (0.52)  (0.59)     (0.44)            (0.57)         (0.69)
                    --------        -------       -------        -------  -------    -------         --------       --------
NET ASSET
 VALUE, END OF
 PERIOD........       $13.94         $11.14        $11.22          $9.56   $9.42      $9.61            $10.86         $10.46
                    ========        =======       =======        =======  =======    =======         ========       ========
TOTAL RETURN
 (EXCLUDES
 SALES
 CHARGE).......        26.50%          1.99%        12.20%(b)       7.19%   4.18%      6.57%(g)          9.58%          5.73%
RATIOS/SUPPLEMENTARY
 DATA:
   Net assets
     at end of
     period
     (000).....      $18,376         $8,469        $2,861        $26,722  $23,545    $16,214         $296,764       $288,934
   Ratio of
     expenses
     to average
     net
     assets....         1.72%          1.98%         1.97%(c)       0.62%   0.67%      0.75%(c)          0.87%          0.89%
   Ratio of net
     investment
     income
     (loss) to
     average
     net
     assets....         0.46%         (0.02%)        1.18%(c)       5.47%   5.40%      5.84%(c)          4.86%          4.92%
   Ratio of
     expenses
     to average
     net
     assets*...         1.82%          2.84%         2.74%(c)       0.87%   0.92%      0.99%(c)          0.91%          0.93%
   Ratio of net
     investment
     income
     (loss) to
     average
     net
     assets....         0.36%         (0.88%)        0.42%(c)       5.22%   5.15%      5.61%(c)          4.82%          4.88%
Portfolio
 Turnover(d)...       134.89%         86.53%        55.62%         51.56%  47.17%     62.73%            11.07%         24.78%
Average
 Commission
 Rate
 paid(e).......      $0.0059        $0.0069            --             --      --         --                --             --


                 Oct. 14,
                  1994 to
                 July 31,
                  1995(a)
                 ---------
NET ASSET
 VALUE,
 BEGINNING OF
 PERIOD........     $10.00
                  --------
Investment
 Activities
   Net
     investment
     income
     (loss)....       0.42
   Net realized
     and
     unrealized
     gain
     (loss) on
 investments...       0.51
                  --------
       Total
        from
     Investment
   Activities..       0.93
                  --------
Distributions
   Net
     investment
     income....      (0.37)
   In excess of
     net
     investment
     income....         --
   In excess of
     net
     realized
     gains.....         --
   Net realized
     gains.....         --
                  --------
       Total
       Distribu      (0.37)
                  --------
NET ASSET
 VALUE, END OF
 PERIOD........     $10.56
                  ========
TOTAL RETURN
 (EXCLUDES
 SALES
 CHARGE).......       9.54%(b)
RATIOS/SUPPLEME
 DATA:
   Net assets
     at end of
     period
     (000).....   $281,646
   Ratio of
     expenses
     to average
     net
     assets....       0.89%(c)
   Ratio of net
     investment
     income
     (loss) to
     average
     net
     assets....       5.16%(c)
   Ratio of
     expenses
     to average
     net
     assets*...       0.98%(c)
   Ratio of net
     investment
     income
     (loss) to
     average
     net
     assets....       5.07%(c)
Portfolio
 Turnover(d)...      49.17%
Average
 Commission
 Rate
 paid(e).......         --


------------
See footnotes on next page.

PROSPECTUS

                                                                                               Tax-Free Short
                                                                                                Intermediate
                                                                                               Securities Fund
                                                                                   ---------------------------------------
                                                                                                                  OCT. 14
                                                                                   YEAR ENDED     YEAR ENDED      1994 TO
                                                                                    JULY 31,       JULY 31,      JULY 31,
                                                                                      1997           1996         1995(a)
                                                                                   ----------     ----------     ---------
NET ASSET VALUE, BEGINNING OF PERIOD...........................................       $10.08         $10.14        $10.00
                                                                                     -------        -------       -------
Investment Activities
   Net investment income (loss)................................................         0.39           0.40          0.32
   Net realized and unrealized gain (loss) on investments......................         0.14          (0.03)         0.11
                                                                                     -------        -------       -------
       Total from Investment Activities........................................         0.53           0.37          0.43
                                                                                     -------        -------       -------
Distributions
   Net investment income.......................................................        (0.39)         (0.40)        (0.29)
   In excess of net investment income..........................................           --          (0.03)           --
   In excess of net realized gains.............................................           --             --            --
   Net realized gains..........................................................        (0.01)            --            --
                                                                                     -------        -------       -------
       Total Distributions.....................................................        (0.40)         (0.43)        (0.29)
                                                                                     -------        -------       -------
NET ASSET VALUE, END OF PERIOD.................................................       $10.21         $10.08        $10.14
                                                                                     =======        =======       =======
TOTAL RETURN (EXCLUDES SALES CHARGE)...........................................         5.36%          3.67%         4.36%(b)
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)...........................................      $37,410        $39,472       $39,993
   Ratio of expenses to average net assets.....................................         0.84%          0.83%         0.85%(c)
   Ratio of net investment income (loss) to average net assets.................         3.82%          3.90%         4.03%(c)
   Ratio of expenses to average net assets*....................................         0.89%          0.88%         0.94%(c)
   Ratio of net investment income (loss) to average net assets*................         3.77%          3.85%         3.94%(c)
Portfolio Turnover(d)..........................................................        29.46%         54.70%        89.98%
Average Commission Rate paid(e)................................................           --             --            --


                                                                                              U.S. Treasury
                                                                                             Securities Fund
                                                                                 ---------------------------------------
                                                                                                                Oct. 14
                                                                                 Year Ended     Year Ended      1994 to
                                                                                  July 31,       July 31,      July 31,
                                                                                    1997           1996         1995(f)
                                                                                 ----------     ----------     ---------
NET ASSET VALUE, BEGINNING OF PERIOD...........................................     $ 9.14         $ 9.43        $ 8.66
                                                                                   -------        -------       -------
Investment Activities
   Net investment income (loss)................................................       0.53           0.59          0.44
   Net realized and unrealized gain (loss) on investments......................       0.26          (0.24)         0.76
                                                                                   -------        -------       -------
       Total from Investment Activities........................................       0.79           0.35          1.20
                                                                                   -------        -------       -------
Distributions
   Net investment income.......................................................      (0.54)         (0.55)        (0.43)
   In excess of net investment income..........................................      (0.01)         (0.09)           --
   In excess of net realized gains.............................................         --             --            --
   Net realized gains..........................................................         --             --            --
                                                                                   -------        -------       -------
       Total Distributions.....................................................      (0.55)         (0.64)        (0.43)
                                                                                   -------        -------       -------
NET ASSET VALUE, END OF PERIOD.................................................      $9.38          $9.14         $9.43
                                                                                   =======        =======       =======
TOTAL RETURN (EXCLUDES SALES CHARGE)...........................................       8.92%          3.71%        10.49%(g)

RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)...........................................    $23,832        $23,248       $51,264
   Ratio of expenses to average net assets.....................................       0.91%          0.95%         1.02%(c)

   Ratio of net investment income (loss) to average net assets.................       5.85%          5.81%         5.78%(c)

   Ratio of expenses to average net assets*....................................       0.95%          0.99%         1.09%(c)

   Ratio of net investment income (loss) to average net assets*................       5.81%          5.77%         5.71%(c)

Portfolio Turnover(d)..........................................................      44.90%         15.75%        80.98%
Average Commission Rate paid(e)................................................         --             --            --


------------

 * During the period, certain fees were voluntarily reduced. In addition, with respect to Growth Stock Fund, Short Intermediate U.S. Treasury Securities Fund and U.S. Treasury Securities Fund, the investment adviser reimbursed expenses. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b) Not Annualized.
(c)  Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.

(f) On October 13, 1994, the Trust identified those Institutional shareholders that were part of the Class A and transferred these shareholders into Class Y at the prevailing net asset value effective October 14, 1994. The Financial Highlights presented for Class Y reflects operations and distributions for the period from October 14, 1994 through July 31, 1995.


(g) Represents total return for the Fund, as a whole, for the period from August 1, 1994 through October 13, 1994 plus total return for the Class Y shares for the period from October 14, 1994 through July 31, 1995.


                                                                      PROSPECTUS
back page


For more information about the Pacific Capital Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS:
The Funds' annual and semi-annual reports to shareholders contain detailed information on each Fund's investments. The annual report includes a discussion of the market conditions and investment strategies that significantly affected your Fund s' performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds, including operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS' BY CONTACTING A BROKER OR BANK THAT SELLS THE FUNDS. OR CONTACT US AT:

                              PACIFIC CAPITAL FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-258-9232

--------------------------------------------------------------------------------

You can review the Fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can also get text-only copies:
- For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.
- Free from the Commission's Website at http://www.sec.gov.














Investment Company Act file no. 811-7454.

                              PACIFIC CAPITAL FUNDS

                             Telephone: 800-258-9232

                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 1, 1998

                                  BALANCED FUND
                          DIVERSIFIED FIXED INCOME FUND
                             GROWTH AND INCOME FUND
                                GROWTH STOCK FUND
                            INTERNATIONAL STOCK FUND
                              NEW ASIA GROWTH FUND
                                 SMALL CAP FUND
                SHORT INTERMEDIATE U.S. TREASURY SECURITIES FUND
                            TAX-FREE SECURITIES FUND
                   TAX-FREE SHORT INTERMEDIATE SECURITIES FUND
                          U.S. TREASURY SECURITIES FUND
                                   VALUE FUND


                Pacific Capital Funds (the "Trust") is a professionally managed, open-end, management investment company with multiple funds available for investment. This Statement of Additional Information ("SAI") contains information about the Class A, Class B and Class Y shares of all twelve of the Trust's investment portfolios (each a "Fund" and collectively the "Funds"). The various Funds and Classes of shares of the Funds are offered through separate Prospectuses.

                All Funds except Tax-Free Securities Fund and Tax-Free Short-Intermediate Fund (the "Tax Free Funds") are diversified portfolios. Balanced Fund has not commenced operations as of the date of this Statement of Additional Information.

                This SAI is not a prospectus. You should read this SAI in conjunction with the applicable Prospectus, dated December 1, 1998. All terms defined in the applicable Prospectus have the same meanings in this SAI. In addition, the Trust's 1998 Annual Report to Shareholders is incorporated by reference into this SAI. You can order copies of the Prospectuses and Annual Report without charge by writing to BISYS Fund Services ("BISYS") at 3435 Stelzer Road, Columbus, Ohio 43219-3035 or calling the Transfer Agent at the telephone number indicated above.

                                TABLE OF CONTENTS

                                                                         Page
                                                                         ----

Investment Restrictions.......................................................
Additional Information on Fund Investments and Risks..........................
Management ...................................................................
Distribution and Shareholder Service Plans....................................
Calculation of Yield and Total Return.........................................
Purchase of Shares............................................................
Redemption of Shares..........................................................
Federal and Hawaiian Tax Information..........................................
General Information...........................................................
Custodian.....................................................................
Independent Auditors and Counsel..............................................
Financial Information.........................................................
Registration Statement........................................................

                             INVESTMENT RESTRICTIONS

                Each Fund's investment objectives are fundamental and may not be changed without approval by vote of the holders of a majority of the relevant Fund's outstanding voting securities, as described under "General Information -- Voting." If the Trust's Board of Trustees determines, however, that a Fund's investment objective can best be achieved by a substantive change in a non-fundamental investment policy or strategy, the Trust's Board may make such change without shareholder approval and will disclose any such material change in the then-current prospectus. Any policy that is not specified in a Fund's Prospectus, or in the SAI, as being fundamental, is nonfundamental.

                The following investment restrictions also apply to the Funds. The restrictions designated as fundamental policies may not be changed without approval by the holders of a majority of the relevant Fund's outstanding shares. If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's portfolio securities or resulting from reorganizations, consolidations, payments out of assets of the Fund or redemption of shares will not constitute a violation of such limitation.

INVESTMENT RESTRICTIONS FOR ALL FUNDS EXCEPT NEW ASIA
GROWTH FUND AND INTERNATIONAL STOCK FUND

                None of these Funds may:

                (1) Purchase securities of any issuer (except debt obligations of issuers that pay interest which, in the opinions of counsel to such issuers, is exempt from federal income tax and is not subject to the federal alternative minimum tax ("Municipal Obligations") and securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities ("U.S. Government Obligations")) if, as a result, with respect to 75% of its total assets, more than 5% of the value of the Fund's total assets would be invested in the securities of any one issuer or, with respect to 100% of its total assets, the Fund's ownership would be more than 10% of the outstanding voting securities of any one issuer. This restriction does not apply to the Tax-Free Funds, which are non-diversified funds.

                (2) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would be 25% or more of the current value of such Fund's total assets, provided that there is no limitation with respect to investments in (a) U.S. Government Obligations and repurchase agreements secured by such obligations and
(b) with respect to the Tax-Free Funds, Municipal Obligations (for purposes of this limitation, Municipal Obligations do not include private activity bonds that are backed only by the assets and revenues of a non-governmental user).

                (3) Borrow money or issue senior securities as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), except (a) with regard to senior securities, as permitted pursuant to an order and/or a rule issued by the Securities and Exchange Commission (the "Commission"), and (b) that each Fund may borrow from banks up to 20% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists).

                (4) Purchase or sell real estate or real estate limited partnerships (other than obligations or other securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein).

                (5) Purchase commodities or commodity contracts, except that each Fund may enter into futures contracts and may write call options and purchase call and put options on futures contracts in accordance with its investment objective and policies.

                (6) Purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for margin payments in connection with options, futures and options on futures) or make short sales of securities.

                (7) Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting.

                (8) Purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs.

                (9) Make investments for the purpose of exercising control or management.

                (10) Lend money or portfolio securities, except that each of the Funds may enter into repurchase agreements and lend portfolio securities to certain brokers, dealers and financial institutions aggregating up to 30% of the current value of the lending Fund's total assets.

                In addition, each of these Funds will comply with the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval:

                (1) No Fund will purchase securities of unseasoned issuers, including their predecessors, that have been in operation for less than three years, if as a result thereof the value of the Fund's investment in such classes of securities would exceed 15% of the Fund's total assets.

                (2) No Fund will invest more than 10% of its net assets in warrants.

                (3) No Fund will invest more than 15% of the current value of its net assets in repurchase agreements having maturities of more than seven days and other illiquid securities. For purposes of this restriction, illiquid securities do not include securities which maybe resold under Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") that the Board of Trustees or its delegate determines to be liquid based upon the trading markets for such securities.

                (4) No Fund will purchase put and call options or write covered put and call options on securities unless (a) it may invest directly in such securities, (b) such options are traded on registered domestic securities exchanges or result from separate, privately negotiated transactions with primary U.S. Government securities dealers recognized by the Board of Governors of the Federal Reserve System, and (c) the total assets subject to such options does not exceed 5% of the Fund's net assets.

INVESTMENT RESTRICTIONS FOR NEW ASIA GROWTH FUND AND
INTERNATIONAL STOCK FUND

                New Asia Growth Fund and International Stock Fund are subject to the following investment restrictions, all of which are fundamental policies. Neither Fund may:

                (1) Purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities) if, as a result, with respect to 75% of its total assets, more than 5% of the value of the Fund's total assets would be invested in the securities of any one issuer or, with respect to 100% of its total assets, the Fund's ownership would be more than 10% of the outstanding voting securities of any one issuer.

                (2) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would be 25% or more of the current value of the Fund's total assets, provided that there is no limitation with respect to investments in U.S. Government Obligations and repurchase agreements secured by such Obligations.

                (3) Borrow money or issue senior securities as defined in the 1940 Act, except (a) with regard to senior securities, as permitted pursuant to an order and/or a rule issued by the Commission, and (b) that the Fund may borrow from banks up to 33-1/3% the current value of its net assets for temporary, extraordinary or emergency purposes, for clearance of transactions, to hedge against currency movements or for investment purposes, and these borrowings maybe secured by the pledge of up to 33-1/3% current value of its net assets.

                (4) Purchase or sell real estate or real estate limited partnerships (other than obligations or other securities secured by real estate or interests therein or securities issued by companies that investing real estate or interests therein).

                (5) Purchase commodities or commodity contracts, except that the Fund may deal in forward foreign exchange contracts between currencies of the different countries in which it may invest, may enter into futures contracts and may write call options and purchase call and put options on futures contracts in accordance with its investment objective and policies.

                (6) Purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for margin payments in connection with options, futures and options on futures) or make short sales of securities.

                (7) Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting.

                (8) Purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs.

                (9) Make investments for the purpose of exercising control or management. Investments by the Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control of management.

                (10) Lend money or portfolio securities, except that the Fund may enter into repurchase agreements and lend portfolio securities to certain brokers, dealers and financial institutions aggregating up to 33-1/3% of the current value of the Fund's total assets.

                In addition, New Asia Growth Fund and International Stock Fund will each comply with the following non fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval:

                (1) The Fund will not purchase securities of unseasoned issuers, including their predecessors, that have been in operation for less than three years, if as a result the value of the Fund's investment in such classes of securities would exceed 15% of such Fund's total assets.

                (2) The Fund will not invest more than 15% of the current value of its net assets in repurchase agreements having maturities of more than seven days and other illiquid securities. For purposes of this restriction, illiquid securities do not include securities which may be resold under Rule 144A under the Securities Act that the Board of Trustees, or its delegate, determines to be liquid, based upon the trading markets for the specific security.

                (3) To the extent required by the Commission or its staff, the Fund will, for purposes of fundamental investment restrictions (1) and (2), treat securities issued or guaranteed by the government of any one foreign country (including governmental agencies and instrumentalities thereof) as the obligations of a single issuer.

                (4) The Fund will not invest more than 10% of its net assets in warrants.

                (5) The aggregate value of the exercise price or strike price of call options written by the Fund will not exceed 25% of the Fund's net asset value.


              ADDITIONAL INFORMATION ON FUND INVESTMENTS AND RISKS

FOREIGN SECURITIES

                Each of the Funds may invest in foreign securities. Each Fund may invest directly in securities of foreign governmental and private issuers that are denominated in and pay interest in U.S. dollars. New Asia Growth Fund may also invest in the securities of foreign issuers directly or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other Depositary Receipts (which, together with ADRs, GDRs and EDRs, are hereinafter collectively referred to as "Depositary Receipts") to the extent such Depositary Receipts become available.

DEPOSITORY RECEIPTS

                ADRs (which include American Depositary Shares and New York Shares) are publicly traded on exchanges or over-the-counter ("OTC") in the United States. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign depositaries, although they may also be issued by U.S. depositaries, and evidence ownership interests in a security or pool of securities issued by either a U.S. or foreign corporation. Depositary Receipts may be "sponsored" or "unsponsored." In a sponsored arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees. In an unsponsored arrangement, the foreign issuer assumes no obligation and the depositary's transaction fees are paid by the holders of the Depositary Receipts. Foreign issuers in respect of whose securities unsponsored Depositary Receipts have been issued are not necessarily obligated to disclose material information in the markets in which the unsponsored Depositary Receipts are traded, and the market value of the Depositary Receipts may not be correlated with such information.

RISKS AND SPECIAL CONSIDERATIONS OF
INVESTING IN FOREIGN SECURITIES

                Investing on an international basis involves certain risks not involved in domestic investments, including fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respect as growth of gross national product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Certain foreign investments may also be subject to foreign withholding taxes.

                Most of the foreign securities held by the Funds will not be registered with the Securities and Exchange Commission, nor will the issuers thereof be subject to the reporting requirements of such agency. Accordingly, there may be less publicly, available information about a foreign company than about a U.S. company, and such foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. As a result, traditional investment measurements, such as price/earnings ratios, as used in the United States, may not be applicable to certain smaller capital markets. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to practices and requirements comparable to those applicable to domestic companies.

                Foreign markets have different settlement and clearance procedures, and in certain markets settlements have at times failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. For example, delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result either in losses to a Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

                Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. There is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. The foregoing risks are often heightened for investments in smaller capital markets and developing countries.

                To the extent a Fund invests in foreign securities, its operating expense ratio can be expected to be higher than that of an investment company investing exclusively in U.S. securities since certain expenses of the Fund, such as management and advisory fees and custodial costs, may be higher.

                New Asia Growth Fund and International Fund will invest in securities denominated or quoted in currencies other than the U.S. dollar. Accordingly, changes in foreign currency exchange rates will affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. New Asia Growth Fund and International Fund may also hold foreign currency in connection with the purchase and sale of foreign securities. To the extent the foreign currency is so held, there may be a risk due to foreign currency exchange rate fluctuations. Such foreign currency will be held with the Funds' custodian bank or by an approved foreign subcustodian.

INVESTING IN COUNTRIES WITH SMALLER CAPITAL MARKETS

                Because New Asia Growth Fund intends to invest primarily in securities of companies located in developing Asian countries, and International Stock Fund may invest in securities of companies located in developing countries in Asia and elsewhere, investors in those Funds should be aware of certain risk factors and special considerations relating to investing in developing economies. Consequently, these Funds should be considered as a means of diversifying an investment portfolio and not in themselves as a balanced investment program.

Securities Markets

                The securities markets of developing Asian countries are not as large as the U.S. securities markets and have substantially less trading volume, resulting in a lack of liquidity and high price volatility. Certain markets, such as those of China, are in only the earliest stages of development. There is also a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of such markets also may be affected by developments with respect to more established markets in their region, such as in Japan. Developing country brokers typically are fewer in number and less capitalized than brokers in the United States. These factors, combined with the U.S. regulatory requirements for open-end investment companies and the restrictions on foreign investments discussed below, result in potentially fewer investment opportunities for New Asia Growth Fund and International Fund in such countries and may have an adverse impact on the investment performance of those Funds.

Political and Social Uncertainties

                Political and social uncertainties exist for some developing countries. In addition, the governments of many of such countries have a heavy role in regulating and supervising the economy. Certain developing Asian countries, such as the Philippines and India, are especially large debtors to commercial banks and foreign governments. Another risk common to most such countries is that the economy is heavily export oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructure and obsolete financial systems also presents risks in certain countries, as do environmental problems. Certain economics also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices which, in turn, may be affected by a variety of factors.

                Archaic legal systems in certain developing countries also may have an adverse impact on New Asia Growth Fund and International Stock Fund. For example, while the potential liability of a shareholder in a U.S. corporation with respect to the acts of the corporation is generally limited to the amount of the shareholder's investment, the notion of limited liability is less clear in certain developing countries. Similarly, the rights of investors in developing companies may be more limited than those of shareholders of U.S. corporations.

                Some of the currencies of developing Asian countries have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies.

Restrictions on Foreign Investments.

                Some developing countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Funds. As illustrations, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

                The manner in which foreign investors may invest in companies in certain developing countries, as well as limitations on such investments, also may have an adverse impact on the operations of the Funds. For example, the Funds may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares that were purchased reregistered in the name of the Fund. Re-registration may in some instances not be able to occur on a timely basis, resulting in a delay during which the Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where a Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving the Fund of the ability to make its desired investment at that time.

                Substantial limitations may exist in certain countries with respect to the Fund's ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. The Funds could be adversely affected by delays in or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. In addition, even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of the Funds. For example, funds may be withdrawn from China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

                A number of publicly traded closed-end investment companies have been organized to facilitate indirect foreign investment in developing Asian countries, and certain of such countries, such as Thailand and South Korea, have specifically authorized such funds. There also are investment opportunities in certain of such countries in pooled vehicles that resemble open-end investment companies. The Funds' investment in these companies will be subject to certain percentage limitations of the 1940 Act. This restriction on investments in securities of investment companies may limit opportunities for the Funds to invest indirectly in certain developing Asian countries. Shares of certain investment companies may at times be acquired only at market prices representing premiums to their net asset values.

                In certain countries, banks or other financial institutions may, be among the leading companies or have actively traded securities. The 1940 Act restricts the Funds' investments in any equity securities of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from "securities-related activities," as defined by the rules thereunder. These provisions may restrict the Funds' investments in certain foreign banks and other financial institutions.

Other Matters

                Inflation accounting rules in some developing countries require, for companies that keep accounting records in the local currency, for both tax and accounting purposes, that certain assets and liabilities be restated on the company's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain companies in developing countries.

                Satisfactory custodial services for investment securities may not be available in some developing countries, which may result in the Funds incurring additional costs and delays in providing transportation and custody services for such securities outside such countries.

Regional Risk Considerations

                In addition to the risk of investments in foreign securities and in emerging markets described above, investments in issuers of securities in particular regions may be subject to certain additional regional risks.

                Asia. Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the United States and western European countries. Such instability may result from (i) authoritarian governments or military involvement in political and economic decision-making; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (iv) ethnic, religious and racial disaffection.

                The economies of most of the Asian countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally the United States, Japan, China and the European Community. The enactment by the United States or other significant trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of these Asian countries. Of significant immediate concern, the current recession in the Japanese economy, which has been complicated by substantial problems in its banking system, could substantially worsen the economic difficulties a number of Asian countries are presently experiencing.

                Latin America. Investing in securities of Latin American issuers may entail risks relating to the potential political and economic instability of certain Latin American countries and a consequent resurgence of the historical risk in Latin America of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country. In addition, there is risk that certain Latin American countries may restrict the free conversion of their currencies into other currencies. Certain Latin American countries such as Argentina, Brazil and Mexico are among the world's largest debtors to commercial banks and foreign governments. At times, certain Latin American countries have declared moratoria on the payment of principal and/or interest on outstanding debt.

Limitations on Share Transactions.

                To permit New Asia Growth Fund to invest the net proceeds from the sale of its shares in an orderly manner, the Fund may, from time to time, suspend the sale of its shares, except for dividend reinvestment. The Fund also reserves the right to limit the number of its shares that may be purchased by a person during a specified period of time or in the aggregate.

DEBT SECURITIES

                Each of the Funds may invest in debt securities issued by domestic and foreign corporations, financial institutions, and governments.

                The debt securities in which the Funds will invest (including convertible securities, as applicable) generally will be of investment grade (i.e., rated in the top four rating categories by a nationally recognized securities rating organization ("NRSRO"), or, if unrated, determined to be of comparable quality by the investment adviser). However, up to 10% of New Asia Growth Fund's net assets may be invested in securities rated below investment grade by an NRSRO or determined to be of comparable quality by Pacific Century or its Sub-Adviser.

                Balanced Fund, Diversified Fixed Income Fund, Growth and Income Fund, Growth Stock Fund, Small Cap Fund, Value Fund, Short Intermediate U.S. Treasury Securities Fund, Tax-Free Securities Fund, Tax-Free Short Intermediate Securities Fund and U.S. Treasury Securities Fund may only invest in U.S. dollar-denominated foreign debt securities.

U.S. GOVERNMENT OBLIGATIONS

                Each of the Funds may invest in U.S. Government Obligations which include, in addition to U.S. Treasury Securities, the obligations of the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), Student Loan Marketing Association ("SLMA"), Federal National Mortgage Association ("FNMA"), Resolution Trust Corporation and Federal Home Loan Mortgage Corporation ("FHLMC"). U.S. Treasury Securities and certain other obligations of certain agencies


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and instrumentalities of the U.S. Government, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the SLMA, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments. The Funds will invest in the obligations of such instrumentalities only when Pacific Century or its Sub-Adviser believes that the credit risk with respect to the instrumentality is minimal.

                Each Fund may also make limited investments (not exceeding 5% of its net assets) in separately traded principal and interest components of securities issued by the United States Treasury. The principal and interest components or selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPs"). Under the STRIPs program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

FLOATING AND VARIABLE RATE DEBT INSTRUMENTS

                Each of the Funds may invest in floating and variable rate debt instruments. Floating and variable rate debt instruments bear interest at rates that are not fixed, but vary with changes in specified market rates or indices or at specified intervals. Certain, of these instruments may carry a demand feature that would permit the holder to tender them back to the issuer at a par value prior to maturity. The floating and variable rate instruments that the Funds may purchase include certificates of participation in such obligations purchased from banks. Pacific Century or its Sub-Adviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to make payment when due, which could be affected by events occurring between the date the Funds elect to demand payment and the date payment is due, except when such demand instruments permit same-day settlement. in this regard, Pacific Century or its Sub-Adviser, pursuant to direction of the Board of Trustees, will determine the liquidity of those instruments with demand features that cannot be exercised within seven days.

SOVEREIGN DEBT

                New Asia Growth Fund may invest in debt securities or obligations issued or guaranteed by foreign governments, including their agencies, instrumentalities and political subdivisions ("sovereign debt") and by supernational entities (such as the World Bank, The European Community, and the Asian Development Bank), and the other Funds may invest in Yankee Bonds (dollar-denominated obligations issued by foreign governments).

                Investment in sovereign debt involves a high degree of risk. Certain developing countries, such as the Philippines, owe significant amounts of debt to commercial banks and foreign governments. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves,


                                      -12-


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the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearage on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third party's commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

                Issuers of sovereign debt may request the holders, including the Fund, to participate in the rescheduling of such debt and to extend further loans to governmental entities. No bankruptcy proceeding exists for collection in whole or in part of sovereign debt on which a governmental entity has defaulted.

                The sovereign debt instruments in which New Asia Growth Fund may invest in some cases are the equivalent in terms of quality to high yield/high risk securities discussed below and are subject to many of the same risks as such securities. The Fund may have difficulty disposing of certain sovereign debt obligations because there may be a thin trading market for such securities. New Asia Growth Fund will not invest more than 5% of its respective total assets in sovereign debt, including sovereign debt which is in default.

Lowest Category of Investment Grade

                Obligations rated in the lowest of the top four rating categories by an NRSRO have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating category may be reduced below the minimum rating required for purchase by the respective Fund. The investment adviser will consider such an event in determining whether the relevant Fund should continue to hold the obligation.

Lower Rated Debt Securities (New Asia Growth Fund only).

                New Asia Growth Fund may invest in lower rated debt securities. Securities rated in the medium to low rating categories of NRSROs such as Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's") and unrated securities of comparable quality (referred to herein as "high yield/high risk securities") are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the security and generally involve greater price volatility than securities in higher rating categories. See "Appendix A." These securities are commonly referred to as "junk bonds."

                In purchasing such securities, New Asia Growth Fund will rely on the Sub-Adviser's judgment, analysis and experience in evaluating the creditworthiness of the issuer. The Sub-Adviser will take into consideration, among other things, the issuer's


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



financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. New Asia Growth Fund is not authorized to purchase debt securities that are in default, except that the Fund may invest in sovereign debt which is in default, provided that not more than 5% of the Fund's total assets are invested in sovereign debt (including sovereign debt securities which are in default).

                The market values of high yield/high risk securities tend to reflect individual issuer developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Issuers of high yield/high risk securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issues of high yield/high risk securities maybe more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. An issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of high yield/high risk securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.

                High yield/high risk securities may have call or redemption features which would permit an issuer to repurchase the securities from New Asia Growth Fund. If a call were exercised by the issuer during a period of declining interest rates, New Asia Growth Fund likely would have to replace such called securities with lower yielding securities, thus decreasing the net investment income to the Fund and dividends to shareholders.

                New Asia Growth Fund may have difficulty selling certain high yield/high risk securities because there may be a thin trading market for such securities. To the extent that a secondary trading market for high yield/high risk securities does exist, it is generally not as liquid as the secondary market for higher rated securities. Reduced secondary market liquidity may have an adverse impact on market price and New Asia Growth Fund's ability to sell particular issues to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain high yield/high risk securities also may make it more difficult for New Asia Growth Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio. Market quotations are generally available on many high yield/high risk securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. The Sub-Adviser will carefully consider the factors affecting the market for high yield/high risk, lower rated securities in determining whether any particular security is liquid or illiquid and whether current market quotations are readily available.

                Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of high yield/high risk securities, particularly in a thinly traded market. Factors adversely affecting the market value of high yield/high risk securities are likely to adversely affect New Asia Growth Fund's net asset value. New Asia Growth Fund may incur additional expenses if it is required to seek recovery upon a default on a portfolio holding or participate in the restructuring of the obligation.


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CREDIT RATINGS

                Credit ratings evaluate the safety of principal and interest payments, not market value risk. The rating of an issuer is also heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. Also, since credit rating agencies may fail to timely change credit ratings to reflect subsequent events, Pacific Century or a Sub-Adviser must monitor the issuers of bonds in the Funds' portfolios to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the bonds' liquidity so the Funds can meet redemption requests.

                To the extent the rating of a debt security by an NRSRO changes as a result of changes in such organization or its rating systems, each Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this Statement of Additional Information. The ratings of the NRSROs currently used by the Funds are more fully described in Appendix A to this Statement of Additional Information.

OTHER DEBT OBLIGATIONS

LETTERS OF CREDIT AND LIQUIDITY AGREEMENTS

                Each of the Funds may purchase debt obligations that are backed by an irrevocable letter of credit or liquidity agreement of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of Pacific Century, are of investment quality comparable to other permitted investments of such Fund, may be used for letter of credit and liquidity agreement backed investments.

BANK AND SAVINGS AND LOAN OBLIGATIONS

                Each of the Funds may invest in bank and savings and loan obligations. These obligations include negotiable certificates of deposit, fixed time deposits, bankers' acceptances, and interest bearing demand accounts. The Funds limit their bank investments to dollar-denominated obligations of U.S., Canadian, Asian, Australian or European banks which have more than $500 million in total assets at the time of investment or of United States savings and loan associations which have more than $1 billion in total assets at the time of investment and, in the case of U.S. banks, are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation.

COMMERCIAL PAPER

                Balanced Fund, Diversified Fixed Income Fund, Growth and Income Fund, Growth Stock Fund, Value Fund, Small Cap Fund, Short Intermediate U.S. Treasury Securities Fund, Tax-Free Securities Fund, Tax-Free Short Intermediate Securities Fund and U.S. Treasury Securities Fund may invest in commercial paper that is rated at the date of purchase in the highest rating category assigned by a nationally recognized statistical rating organization (an "NRSRO") or unrated if considered by Pacific Century or its Sub-Adviser to be of comparable quality. New Asia Growth Fund and International Stock Fund may invest in commercial paper that is rated at the time


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



of purchase in the two highest short-term rating categories by an NRSRO or unrated if considered by Pacific Capital or its Sub-Adviser to be of comparable quality. Commercial paper includes short-term unsecured promissory notes, and variable floating rate demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions as well as similar taxable and tax-exempt instruments issued by government agencies and instrumentalities.

MUNICIPAL SECURITIES

                The Tax-Free Funds invest primarily in Municipal Obligations, and Diversified Fixed Income Fund may also do so. Municipal Obligations includes Municipal Bonds, Municipal Notes and Municipal Commercial Paper.

MUNICIPAL BONDS

                Municipal bonds generally have a maturity at the time of issuance of up to thirty years. They are principally classified either as "general obligation" bonds, which are secured by the pledge of the municipality's faith, credit and taxing power for the payment of principal and interest, or as "revenue" bonds, which are payable only from the revenues derived from a particular project or facility and generally are dependent solely on a specific revenue source.

                General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer, and the taxes that can be levied for the payment of debt service may be limited or unlimited as to rates or amounts of special assessments. Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund the assets of which may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and collateralized mortgages, and the net revenues from housing or other public projects. Somme authorities are provided further security in the form of a state's assistance (although without obligation) to make up deficiencies in the debt service reserve fund.

                The Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund may invest in municipal bonds which are covered by insurance guaranteeing the scheduled payment of principal and interest until their maturity ("Insured Municipal Bonds"). The insurance can be purchased either by the issuing government entity or by the Fund purchasing the bond. This insurance is primarily written by two organizations: Ambac Indemnity Corporation (formerly called American Municipal Bond Assurance Corporation), a unit of Citicorp, and Municipal Bond Insurance Association, a pool of private insurers, but may be written by certain other large insurance companies. This insurance feature minimizes the risks to the Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund and its shareholders associated with payment delays or defaults in these portfolio securities, but does not guarantee the market value of these portfolio securities or the value of the shares of the Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund. An issuer would likely purchase insurance in order to obtain a higher rating by an NRSRO (defined below) than it would receive without the insurance thereby reducing the issuer's borrowing costs. The price paid or received for an Insured Municipal Bond may be


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



higher than the price that would otherwise be paid or received for the municipal bond absent the insurance.

                The Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund may invest in moral obligation bonds ("Moral Obligation Bonds") which are tax-exempt bonds issued by a municipality or a state financial intermediary and backed by the moral obligation pledge of a state government. Under a moral obligation pledge, a state government indicates its intent to appropriate funds in the future if the primary obligor, the municipality or intermediary, defaults. The state's obligation to honor the pledge is moral rather than legal because future legislatures cannot be legally obligated to appropriate the funds required.

                Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Assessment bonds, issued by a specially created district or project area which levies a tax (generally on its taxable property) to pay for an improvement or project, may be considered a variant of either category. There are, of course, other variations in the types of municipal bonds, both within a particular classification and between classifications, depending on numerous factors.

MUNICIPAL NOTES

                The Tax-Free Funds may invest in municipal notes. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs") and construction loan notes. Municipal notes generally have maturities at the time of issuance of three years or less. Subject to its respective investment objective and policies, the Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund may invest in municipal notes that are rated at the date of purchase in one of the two highest rating categories assigned by an NRSRO, or not rated but are considered by Pacific Century to be of comparable quality. Municipal notes generally are issued in anticipation of the receipt of tax funds, of the proceeds of bond placements or of other revenues. The ability of an issuer to make payments is, therefore, dependent on such tax receipts, proceeds from bond sales or other revenues, as the case may be.

                The Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund also may invest in certain "Private activity" bonds or notes. Such Funds may not be an appropriate investment for entities which are "substantial users," or certain "related persons" of substantial users, of facilities financed by private activity bonds. "Substantial users" are defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities or for whom such facilities, or a part thereof, were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, partnerships and their partners and S corporations and their shareholders.

TANs

                Uncertainty in a municipal issuer's capacity to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

BANs

                The ability of a municipal issuer to meet its obligations on its BANs primarily depends on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

RANs

                A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

MUNICIPAL COMMERCIAL PAPER

                Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. Subject to its respective investment objective and policies, the Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund may invest in municipal commercial paper that is rated at the date of purchase in one of the two highest rating categories by an NRSRO or not rated but is considered by Pacific Century to be of comparable quality.

GENERAL CONSIDERATIONS

                The values of outstanding municipal securities vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk). Should such interest rates rise, the values of outstanding securities, including those held in the Tax-Free Funds' portfolios, will generally decline and (if purchased at par value) they would sell at a discount. If interest rates fall, the values of outstanding securities will generally increase and (if purchased at par value) they would sell at a premium. Changes in the value of municipal securities held in the Funds' portfolios arising from these or other factors will cause changes in the net asset value per share of the Tax-Free Funds.

                Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any


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



issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

                The taxable securities market is a broader and more liquid market with a greater number of investors, issuers and market makers than the market for municipal securities. The more limited marketability of municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

SPECIAL CONCERNS FOR THE TAX-FREE FUNDS

                Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund are non-diversified, which means that their assets may be invested among fewer issuers and therefore the value of their assets may be subject to greater impact by events affecting one of their investments. Since Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund invest significantly in obligations of issuers located in Hawaii, the marketability, and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, and vote initiatives.

                The Hawaiian economy is concentrated in tourism, agriculture and military operations. Tourism is the strongest factor with tourists from a variety of nations cushioning any adverse economic situations in a single country. Hawaiian agriculture is diversifying into an expanded range of agricultural products, away from the dominant pineapple and sugar production that has been subject to increased foreign competition.

                Governmental activities, including activities usually administered on a municipal or county level such as public education, are the responsibility of the state. This concentration aggravates an otherwise high level of state debt obligations. The state General Fund has operated either within planned deficits or with ending fund balances since December 1962. Revenue is derived primarily from general excise taxes and individual and corporate income tax.


WARRANTS AND CONVERTIBLE SECURITIES

                Each of Balanced Fund, Growth and Income Fund, Growth Stock Fund, Small Cap Fund, Value Fund, International Stock Fund and New Asia Growth Fund may invest in warrants. A warrant gives the holder thereof the right to subscribe by a specified date to a stated number of shares of stock of the issuer at a fixed price. Warrants tend to be more volatile than the underlying stock, and if at a warrant's expiration date the stock is trading at a price below the price set in the warrant, the warrant will expire worthless. Conversely, if at the expiration date the stock is trading at a price higher than the price set in the warrant, a Fund can acquire the stock at a price below its market value. No Fund may invest more than 10% of its net assets in warrants. The prices of warrants do not necessarily correlate with the prices of the underlying securities. A Fund may only purchase warrants on securities in which such Fund may invest directly.

                Each of Balanced Fund, Growth and Income Fund, Growth Stock Fund, Small Cap fund, Value Fund, International Stock Fund and New Asia Growth Fund may invest in convertible securities that provide current income and are issued by companies with the characteristics described above. The Funds may purchase convertible securities that are fixed income debt securities or preferred stocks, and which may be converted at a


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



stated price within a specified period of time into a certain quantity of the common stock of the same or other issuers. Convertible securities, while usually subordinated to nonconvertible debt securities of the same issuer, are senior to common stocks in an issuer's capital structure. Convertible securities may offer more flexibility by providing the investor with a steady income stream (generally yielding a lower amount than nonconvertible securities of the same issuer and a higher amount than common stocks) as well as the opportunity to take advantage of increases in the price of the issuer's common stock through the conversion feature. Convertible security prices tend to be influenced by changes in the market value of the common stock as well as changes in interest rates. Convertible securities in which the Funds may invest are subject to the rating criteria and limitations discussed above under "Debt Securities," except when they are purchased primarily for their equity characteristics.

GUARANTEED INVESTMENT CONTRACTS

                Each of the Funds may invest up to 5% of its net assets in Guaranteed Investment Contracts ("GICs") issued by highly rated U.S. insurance companies. Pursuant to such contracts, the Funds make cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the respective Fund on a monthly basis guaranteed interest which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. Generally, a GIC allows a purchaser to buy an annuity with the monies accumulated under the contract; however, the Funds will not purchase any such annuities. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.

                The Funds will only purchase GICs from issuers which, at the time of purchase, are rated "A" or higher by A.M. Best Company, have assets of $1 billion or more, and meet quality and credit standards established by Pacific Century. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary marketing GICs does not currently exist. Also, a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less. Therefore, GICs are considered to be illiquid investments and are subject to the Funds' 15% limitation on investment in illiquid securities.

PREFERRED STOCK

        Each of the Funds may invest in preferred stock, which is a class of capital stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Preferred stock does not ordinarily carry voting rights.




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OPTIONS, FUTURES AND OTHER HEDGING STRATEGIES

GENERAL

                The Funds may use a variety of derivative financial instruments to hedge their investments and to enhance their income or manage their cash flow ("Hedging Instruments"). In addition to the Hedging Instruments described below Pacific Century and its Sub-Advisers may discover additional opportunities in connection with options, future contracts, foreign currency forward contracts and other hedging techniques. These new opportunities may become available as Pacific Century and its Sub-Advisers develop new techniques, as regulatory authorities broaden the range of permitted transactions and as new options, futures contracts, foreign currency forward contracts or other techniques are developed. Pacific Century and its Sub-Advisers may utilize these opportunities to the extent that they are consistent with a Fund's investment objectives and permitted by the Fund's investment limitations and applicable regulatory authorities. The applicable Prospectus and this Statement of Additional Information will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

Options on Equity and Debt Securities

                A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security or currency underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security or currency against payment of the exercise price. A put option is a similar contact that gives its purchaser, in return for a premium, the right to sell the underlying security or currency at a specified price during the option term. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security or currency at the exercise price.

Options on Securities Indexes

                A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. A securities index option operates in the same way as a stock option, except that exercise of a securities index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a securities index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the securities index.

Foreign Currency Options

                A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. New Asia Growth Fund and International Stock Fund use foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Currency options


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traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Funds to reduce foreign currency risk using such options.

Interest Rate Futures Contracts

                An interest rate futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security at as specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of debt securities, in most cases, the contracts are closed out before the settlement date without the making or taking of delivery.

Stock Index Futures Contracts

                A stock index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

Options on Future Contracts

                Put and call options on futures contracts give the purchaser the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, respectively, upon exercise of the option, at any time during the option period.

Forward Contracts on Foreign Currencies

                A forward contract on a foreign currency is an obligation to purchase or sell a specific currency at a future date, which may be any number of days agreed upon by the parties from the date of the contract at a price set on the date of the contract.

HEDGING STRATEGIES

                Hedging strategies can be broadly categorized as short hedges and long hedges. A short hedge is a purchase or sale of a Hedging Instrument intended partially or fully to offset potential declines in the value of one or more investments held by a Fund. Thus, in a short hedge a Fund takes a position in a Hedging Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, a Fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declines below the exercise price of the put, the Fund could exercise the put and thus limit its loss below the exercise price to the premium paid plus transaction costs. In the alternative, because the value of the put option can be expected to increase as the value of the underlying security declines, a Fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.

                Conversely, a long hedge is a purchase or sale of a Hedging Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a Fund intends to acquire. Thus, in a long hedge a Fund takes a position in a Hedging Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, the Fund might


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purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, the Fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transaction costs. Alternatively, a Fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.

                Hedging Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Hedging Instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a Fund has invested or expects to invest. Hedging Instruments on debt securities may be used to hedge either individual securities or broad fixed income market sectors.

                The use of Hedging Instruments is subject to applicable regulations of the Commission, the several options and futures exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC"). (See "Limitations on the Use of Futures.") In addition, a Fund's ability to use Hedging Instruments will be limited by tax considerations. See "Federal and Hawaiian Tax Information."

OPTIONS

                Each of the Funds other than New Asia Growth Fund and International Stock Fund may purchase put and call options and write covered put and call options on securities in which such Fund may invest, provided the value of the securities underlying such options do not exceed 5% of the Fund's net assets in the aggregate and (1) are traded on registered domestic securities exchanges or (2) result from separate privately negotiated transactions in the OTC market with primary U.S. government securities dealers recognized by the Board of Governors of the Federal Reserve System. These options may be employed to hedge a Fund's portfolio against market risk or to enhance income (e.g., to attempt to realize through the receipt of premiums a greater current return than would be realized on the underlying securities alone).

                New Asia Growth Fund and International Stock Fund may each purchase put and call options and write covered put and call options on securities, securities indexes and on currencies that are traded on U.S. or foreign securities exchanges or in the OTC market. Options which these Funds may purchase and/or write in the OTC market include privately negotiated transactions with primary U.S. Government securities dealers to hedge the Fund's portfolio. Each such Fund may purchase put options in an effort to protect the value of securities (or currencies) that it owns against a decline in market value and purchase call options in an effort to protect against an increase in the price of securities (or currencies) it intends to purchase. Each such Fund may also purchase put and call options to offset previously written put and call options of the same series. The aggregate value of the exercise price or strike price of call options written by each such Fund may not exceed 25% of the Fund's net asset value.

                The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing covered put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a covered put option declines to less than the exercise price of the option, minus the premium received, a Fund would expect to suffer a loss. Writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of


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the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security at less than its market value.

                Options may be used to enhance income since the receipt of premiums by a Fund's options positions may enable the Fund to realize a greater return than would be realized on the underlying securities alone. In return for the premium received for a call option, a Fund forgoes the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. In return for the premium received for a put option, a Fund assumes the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss. A Fund may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

                The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options normally have expiration dates of up to nine months. Options that expire unexercised have no value.

                A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call option that it had written by purchasing an identical call option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction.

                Currently, many options on equity securities are exchange-traded. Exchange markets for options on debt securities and foreign currencies exist but are relatively new, and these instruments are primarily traded on the OTC market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its contra party (usually a securities dealer or a bank, as required by the Fund's policies) with no clearing organization guarantee. Thus, when a Fund purchases or writes an OTC option, it relies on the party from whom it purchased the option or to whom it has written the option (the contra party) to make or take delivery of the underlying investment upon exercise of the option. Failure by the contra party to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefits of the transaction.

                Generally, foreign currency options (New Asia Growth Fund and International Stock Fund only) and OTC debt options used by a Fund may be European-style options or American style options. A European style option is only exercisable immediately prior to its expiration. American-style options are exercisable at any time prior to the expiration date of the option.

                A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which the reappears to be a liquid secondary


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



market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, a Fund might be unable to close out an OTC option position at anytime prior to its expiration.

                If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

                The staff of the Commission has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is "in-the-money." In accordance with this view, the Funds will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to such Fund's limitation on investments in securities that are not readily marketable.

FUTURES CONTRACTS AND RELATED OPTIONS

                Each of the Funds may enter into contracts for the future delivery of specific securities, classes of securities and financial indices, may purchase or sell exchange-listed or OTC options on any such futures contracts and may engage in related closing transactions. In addition, New Asia Growth Fund and International Stock Fund may engage in currency futures contracts and related options. A financial futures contract is an agreement to purchase or sell an agreed amount of securities or currency at a set price for delivery in the future. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is out standing, cash payments based on the level of a specified securities index. The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

                Each Fund may engage in futures contracts and related options in an effort to hedge against market (or, with respect to New Asia Fund and International Stock Fund, currency) risks. For example, with respect to market risk, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases. With respect to currency risk, by entering into currency futures and options


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



thereon on U.S. and foreign exchanges, New Asia Growth Fund and International Stock Fund can seek to establish the rate at which it will be entitled to exchange U.S. dollars for another currency at a future time. By selling currency futures, a Fund can seek to establish the number of dollars it will receive at delivery for a certain amount of a foreign currency. In this way, whenever New Asia Growth Fund and International Stock Fund anticipates a decline in the value of a foreign currency against the U.S. dollar, the Fund can attempt to "lock in" the U.S. dollar value of some or all of the securities held in its portfolio that are denominated in that currency. By purchasing currency futures, a Fund can establish the number of dollars it will be required to pay for a specified amount of a foreign currency in a future month. Thus if a Fund intends to buy securities in the future and expects the U.S. dollar to decline against the relevant foreign currency during the period before the purchase is effected, the Fund can attempt to "lock in" the price in U.S. dollars of the securities it intends to acquire.

                Futures may also be used to manage cash flows into and out of the Funds. For example, Pacific Century or its Sub-Adviser may wish to be fully invested in a particular asset class. Through the use of futures, it can achieve this objective immediately while temporarily deferring industry and security selection, in the interest of timeliness.

                Futures strategies also can be used to manage the average duration of a Fund. If the investment adviser wishes to shorten the average duration of a Fund, the Fund may sell a futures contract or a call option thereon, or purchase a put option on that futures contract. If the investment adviser wishes to lengthen the average duration of a Fund, the Fund may buy a futures contract or a call option thereon.

                No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, initial margin consisting of cash, U.S. Government securities or other liquid, high-grade debt securities, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

                Subsequent variation margin payments are made to and from the futures broker daily as the value of the futures position varies, a process known as marking to market. Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

                Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or


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purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time. Secondary markets for options on futures are currently in the development stage, and a Fund will not trade options on futures on any exchange or board of trade unless, in Pacific Century's or its Sub-Adviser's opinion, the markets for such options have developed sufficiently that the liquidity risks for such options are not greater than the corresponding risks for futures.

                Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

                If a Fund were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

                Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, program trading and other investment strategies might result in temporary price distortions.

LIMITATIONS ON THE USE OF FUTURES

                Each Fund is subject to the limitations set forth in the Commodity Futures Trading Commission ("CFTC") regulations with respect to the futures contracts and related options in which it may invest. Accordingly, each Fund may not purchase and sell futures contracts and related options for other than bona fide hedging purposes (as defined in CFTC regulations) if, immediately thereafter, aggregate initial margin deposits for futures contracts, and premiums paid for related options, would exceed five percent (5%) of the liquidation value of the Fund's total assets. Each Fund may purchase and sell futures contracts and related options, without limitation, for bona fide hedging purposes. As a matter of operating policy, however, aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed five percent (5%) of the


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



total assets of Balanced Fund, Diversified Fixed Income Fund, Growth and Income Fund, Growth Stock Fund, Short Intermediate U.S. Treasury Securities Fund, Tax-Free Securities Fund, Tax-Free Short Intermediate Securities Fund and U.S. Treasury Securities Fund, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed one-third of the market value of each Fund's total assets. Futures transactions will be limited to the extent necessary to maintain a Fund's qualification as a regulated investment company.

                Futures transactions involve brokerage costs and require a Fund to segregate assets to cover its obligations under futures, or to cover its obligations by owning the assets underlying open futures contracts. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices move in an unanticipated manner. Such losses are potentially significant and unanticipated changes may result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out future positions. Where a liquid secondary market does not exist, a Fund is unlikely to be able to control losses by closing out futures positions. Gains and losses on investments in options and futures depend on Pacific Century's ability to predict correctly the direction of stock prices, interest rates and other economic factors. Certain futures exchanges or boards of trade have established daily limits on the amount that the price of futures contracts or related options may vary, either up or down, from the previous day's settlement price. These daily limits may restrict a Fund's ability to purchase or sell certain futures contracts or related options on any particular day. For additional discussion of certain risks associated with the use of futures contracts and options thereon, see "Additional Risk Disclosure--Risks of Hedging Strategies."

FOREIGN CURRENCY HEDGING STRATEGIES -- SPECIAL CONSIDERATIONS

                New Asia Growth Fund and International Stock Fund may use options and futures on foreign currencies, and foreign currency forward contracts as described below, to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

                A Fund might seek to hedge against changes in the value of a particular currency when no Hedging Instruments on that currency are available or such Hedging Instruments are more expensive than certain other Hedging Instruments. In such cases, the Fund may hedge against price movements in that currency by entering into transactions using Hedging Instruments on other currencies, the values of which its Sub-Adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Hedging Instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

                The value of Hedging Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Hedging Instruments, a Fund could be


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disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

                There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Hedging Instruments until they reopen.

                Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

FOREIGN CURRENCY FORWARD CONTRACTS

                New Asia Growth Fund and International Stock Fund may enter into foreign currency forward contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. Each such Fund also may use foreign currency forward contracts for cross-hedging. Under this strategy, a Fund would increase its exposure to foreign currencies that the investment adviser believes might rise in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if a Fund owned securities denominated in a foreign currency and the investment adviser believed that currency would decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency.

                The cost to a Fund from engaging in foreign currency forward contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because foreign currency forward contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a foreign currency forward contract, it relies on the other party to the transaction to make or take delivery of the underlying currency at the maturity of the contract. Failure by the other party to do so would result in the loss of any expected benefit of the transaction.

                As is the case with futures contracts, holders and writers of foreign currency forward contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Secondary markets generally do not exist for foreign currency forward contracts, with the result that closing transactions generally can be made for foreign currency forward contracts only by negotiating directly with the other party. Thus, there can be no assurance that a Fund will in fact be able to close out a foreign currency forward contract at a favorable price prior to maturity. In addition, in the event of insolvency of the other party, a Fund might be unable to close out a foreign currency forward contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or securities in a segregated account.

                The precise matching of foreign currency forward contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency forward contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

LIMITATIONS ON THE USE OF FOREIGN CURRENCY FORWARD CONTRACTS

                New Asia Growth Fund and International Stock Fund may enter into foreign currency forward contracts or maintain a net exposure to such contracts only if (1) completion of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency or (2) the Fund maintains cash, U.S. Government securities or liquid debt or equity securities in a segregated account in an amount not less than the value of its total assets committed to the consummation of the contract and not covered as provided in (1) above, as marked to market daily. Under normal circumstances, consideration of currency fluctuations will be incorporated into the longer term investment decisions made with regard to over all diversification strategies. However, the investment adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of a Fund will be served.

COVER FOR HEDGING STRATEGIES

                Transactions using Hedging Instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless, to the extent required by law, it (1) owns an offsetting covered position insecurities or other options or futures contracts or (2) segregates liquid assets with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with Commission guidelines regarding cover for hedging transactions.

                Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Hedging Instrument is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to cover or to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

SPECIAL RISKS OF HEDGING STRATEGIES

                The use of Hedging Instruments involves special considerations and risks, including those described below.

                Successful use of most Hedging Instruments depends upon the investment adviser's ability to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the price of individual


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



securities. There can be no assurance that any particular hedging strategy adopted will succeed.

                There might be imperfect correlation, or even no correlation, between price movements of a Hedging Instrument and price movements of the investments being hedged. For example, if the value of a Hedging Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Hedging Instruments are traded. The effectiveness of hedges using Hedging Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

                Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable 13 price movements in the hedged investments. For example, if a Fund entered into a short hedge because the investment adviser projected a decline in the price of a security held by the Fund, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Hedging Instrument. Moreover, if the price of the Hedging Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

                As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Hedging Instruments involving obligations to third parties (i.e., Hedging Instruments other than purchased options). If a Fund were unable to close out its positions in such Hedging Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. A Fund's ability to close out a position in a Hedging Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a contra party to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.


ASSET BACKED SECURITIES

                Each of the Funds may invest in Asset Backed Securities. Asset Backed Securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, and other assets originated by various lenders. Asset Backed Securities acquired by a Fund consist of both mortgage and non-mortgage backed securities. Interests in pools of these assets differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Instead, Asset Backed Securities provide periodic payments which generally consist of both interest and principal payments.

                The life of an Asset Backed Security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of an Asset Backed Security, will be primarily a function of current market interest rates, although other economic and demographic factors may be involved. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans, while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security. Consequently, Asset Backed Securities are not as effective in locking in high, long-term yields. Conversely, in periods of sharply rising rates, prepayments generally slow, increasing the security's average life and its potential for price depreciation.

MORTGAGE BACKED SECURITIES

                Mortgage Backed Securities represent an ownership interest in a pool of residential mortgage loans, the interest in which is in most cases issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself.

                Mortgage Backed Securities include GNMA Certificates, FNMA Certificates and FHLMC Participation Certificates. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. The principal and interest of FNMA Certificates are guaranteed only by FNMA itself, not by the full faith and credit of the U.S. Government. An FHLMC Participation Certificate is guaranteed by FHLMC as to timely payment of principal and interest. However, like a FNMA security, it is not guaranteed by the full faith and credit of the U.S. Government. Mortgage Backed Securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government. Such securities will be purchased for the Funds only when Pacific Century or its Sub-Adviser determines that they are readily marketable at the time of purchase.

                The average life of Mortgage Backed Securities varies with the maturities of the underlying mortgage instruments, which have maximum maturities of 40 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of mortgage prepayments, mortgage refinancings, and foreclosures. The rate of mortgage prepayments, and hence the average life of the certificates, will be a function of the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments. As a result of the pass-through of prepayments of principal on the underlying securities, Mortgage Backed Securities are often subject to more rapid prepayments of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the realized yield or the average life of a particular issue of pass-through certificates. As a result of these principal payment features, Mortgage Backed Securities are generally more volatile than other U.S. Government securities.

                The estimated average life of Mortgage-Backed Securities will be determined by Pacific Century or its Sub-Adviser and used for the purpose of determining the average weighted maturity of the Funds' portfolios. Various independent mortgage backed securities dealers publish average remaining life data using proprietary models and, in making such determinations for the Funds, Pacific Century or its Sub-

Adviser might deem such data unreasonable if such data appears to present a significantly different average remaining expected life for a security when compared to data relating to the average remaining life of comparable securities as provided by other independent mortgage backed securities dealers.

NON-MORTGAGE BACKED SECURITIES

                The Funds also may invest in non-mortgage backed securities including interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Such securities also may be debt instruments, which also are known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owing such assets and issuing such debt.

                Non-mortgage backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities. However, the payment of principal and interest on any such obligation may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) that is not affiliated with the issuer of the obligation. Non-mortgage backed securities will be purchased by the Funds only when such securities are readily marketable and rated at the time of purchase in one of the two highest rating categories assigned by an NRSRO or, if unrated, are considered by Pacific Century or its Sub-Adviser to be of comparable quality. In addition, such securities generally will have remaining estimated lives at the time of purchase of five years or less.

                The purchase of non-mortgage backed securities involves considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue Asset Backed Securities relating to motor vehicle installment purchase obligations perfect their interest in the underlying obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody of them. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty to do so, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the Asset Backed Securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect the security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the Asset Backed Securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the Asset Backed Securities. Therefore, recoveries on repossessed collateral might not, in some cases, be available to support payments on those securities. In addition, various state and Federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses the owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related Asset Backed Securities.

                Similarly, in the case of Asset-Backed Securities relating to credit card receivables, credit card holders are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit cards, thereby reducing the amounts paid on such receivables. In addition, unlike most other Asset Backed Securities, credit card receivables are unsecured obligations of the cardholders.

ILLIQUID SECURITIES

                Each of the Funds may invest in illiquid securities. The Funds will not knowingly invest more than 15% of the value of their respective net assets in securities that are illiquid. Repurchase agreements with a duration of seven days or more, time deposits that do not provide for payment to a Fund within seven days after notice and Guaranteed Investment Contracts ("GICs") and most commercial paper issued in reliance upon the exemption in Section 4(2) of the Securities Act of 1933 (the "1933 Act") (other than variable amount master demand notes with maturities of nine months or less) are subject to this 15% limit.

                If otherwise consistent with its investment objective and policies, any of the Funds may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by Pacific Century, acting under guidelines and procedures that are developed, established and monitored by the Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The ability to sell to qualified institutional buyers under Rule 144A is a recent development, and it is not possible to predict how this market will develop.

                The staff of the Commission has taken the position that OTC options that are purchased and the assets used as cover for written OTC options should generally be treated as illiquid securities. However, if a dealer recognized by the Federal Reserve Bank as a primary dealer in U.S. Government securities is the other party to an option contract written by a Fund and the Fund has the absolute right to repurchase the option from the dealer at a formula price established in a contract with the dealer, the Commission staff has agreed that the Fund needs to treat as illiquid only that amount of the cover assets equal to the formula price less the amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amounts by which the option is in-the-money). Although Pacific Century does not believe that OTC options are generally illiquid, pending resolution of this issue, each Fund will conduct their operations in conformity with the views of the Commission staff.

BORROWINGS

                Each Fund may borrow from banks up to 20% of the current value of its prospectus net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of its net assets (but investments may not be purchased while such outstanding borrowings in excess of 5% of its net assets exists).

                New Asia Growth Fund and International Stock Fund may borrow an amount equal to no more than 33% of the value of its total assets (calculated at the time of the borrowing) from banks for temporary, extraordinary or emergency purposes, for the clearance of transactions, to hedge against currency movements or for investment purposes. Each such Fund may pledge up to 33% of its total assets to secure these borrowings. If a Fund's asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell portfolio securities to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

                Borrowing for investment purposes is generally known as "leveraging." Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. In addition, a Fund may be required to maintain minimum average balances in connection with such borrowing or pay a commitment fee to maintain a line of credit, which would increase the cost of borrowing over the stated interest rate.

                Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements which are considered to be borrowings under the Investment Company Act of 1940 (the " 1940 Act"). At the time a Fund enters into a reverse repurchase agreement (an agreement under which the Fund sells portfolio securities and agrees to repurchase them at an agreed-upon date and price), it will place in a segregated custodial account cash or liquid assets having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account so that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price of the securities it is obligated to repurchase. The Funds would pay interest on amounts obtained pursuant to a reverse repurchase agreement.

LOANS OF PORTFOLIO SECURITIES

                Each of the Funds may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) if liquid assets equal to the current market value of the securities loaned (including accrued interest thereon) plus the interest payable to the Fund with respect to the loan is maintained with the Fund. In determining whether to lend a security to a particular broker, dealer or financial institution, Pacific Century or its Sub-Adviser will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution. Any loans of portfolio securities will be fully collateralized based on values that are marked to market daily by Pacific Century or its Sub-Adviser. No Fund will enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities that a Fund may receive as collateral will not become part of such Fund's portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which such Fund may invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed-upon fee from a borrower that had delivered cash-equivalent collateral. No Fund will lend securities having a value that exceeds 30% (33% with respect to New Asia Growth Fund and International Stock Fund) of the current value of its total assets. Loans of securities by a Fund will be subject to termination at the Fund's or the borrower's option. The Funds may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, Pacific Century, BISYS, or, the Sub-Advisers.

REPURCHASE AGREEMENTS

                Each of the Funds may enter into repurchase agreements wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed-upon time and price. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. A Fund may enter into repurchase agreements only with respect to obligations that could otherwise be purchased by the Fund. All repurchase agreements will be fully collateralized based on values that are marked to market daily by Pacific Century or its Sub-Adviser. If the seller defaults and the value of the underlying securities has declined, the Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

OTHER INVESTMENT COMPANIES

                In connection with the management of its daily cash position, each Fund may also invest in securities issued by other investment companies, including (to the extent permitted by the 1940 Act) other investment companies managed by Pacific Century. New Asia Growth Fund and International Stock Fund may also invest in securities issued by other investment companies by purchasing the securities of certain foreign investment funds or trusts called passive foreign investment companies, which have been the only or primary way to invest in certain countries.

                Securities of other investment companies will be acquired by a Fund within the limits prescribed by the 1940 Act. Each of the Funds intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund, and (d) the Fund, together with other investment companies having the same investment adviser and companies controlled by such companies, owns not more than 10% of the total stock of any one closed-end company.

                As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. Accordingly, in addition to bearing their proportionate share of the relevant Fund's expenses (i.e., management fees and operating expenses), shareholders will also indirectly bear similar expenses of such other investment companies or trusts. However, Pacific Century has undertaken to waive or reimburse the Funds its advisory fees with respect to Fund assets so invested (except when such purchase is part of a plan of merger, consolidation, reorganization or acquisition).

                Investments by New Asia Growth Fund or International Stock Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of an investment in other investment companies.

REAL ESTATE MORTGAGE INVESTMENT CONDUITS

                Each of the Funds may invest in Real Estate Mortgage Investment Conduits ("REMICs"). REMICs are a pass-through vehicle created to issue multiclass Mortgage Backed Securities. REMICs may be organized as corporations, partnerships, or trusts and those meeting certain qualifications are not subject to double taxation. Interests in REMICs may be senior or junior, regular (debt instruments) or residual (equity interests).

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

                Each of the Funds may purchase securities on a "when-issued" basis and may also purchase or sell securities on a "forward commitment" basis. These transactions, which involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit a Fund to lock-in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. When issued and forward commitment transactions involve the risk, however, that the yield obtained in a transaction may be less favorable than the yield available in the market when the securities delivery takes place. The Funds do not intend to engage in when-issued purchases and forward commitments for speculative purposes but only in furtherance of their investment objectives. The forward commitments and when-issued purchases are not expected to exceed 25% of the value of any of the Funds' total assets absent unusual market conditions.

                The Funds will not start earning interest or dividends on when-issued securities until they are received. The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the net asset value of a Fund starting on the date such Fund agrees to purchase the securities. Each Fund will establish a segregated account in which it will maintain liquid assets in an amount at least equal in value to such Fund's commitment to purchase securities on a when-issued or forward commitment basis. If the value of these assets declines, the Fund will replace additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.


                                   MANAGEMENT

TRUSTEES AND OFFICERS

                The business of the Trust is managed under the direction and control of its Board of Trustees. The name, age and principal occupations during the past five years of each of the Trustees and executive officers of the Trust are listed below. The address of each, unless otherwise indicated, is 3435 Stelzer Road, Columbus, Ohio 43219. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk (*).

                Walter J. Laskey* (57), Trustee and Chairperson - Executive Vice President of Bank of Hawaii - Private Client and Institutional
Services(1993-present).

                Irimga McKay* (__), Trustee and President - 1230 Columbia Street, San Diego, California 92101. Senior Vice President of BISYS Fund Services (1994-present); Senior Vice President of Concord Financial
Group (1986-1994).21

                Douglas Philpotts* (67), Trustee - Financial Plaza of the Pacific, P.O. Box 3170, Honolulu, Hawaii 96802. Chairman of the Board of Directors (1992-1994), President (1986-1992) and Director (1984-present) of Pacific Century Trust; Director of Victoria Ward; Trustee of The Strong Foundation and Seabury Hall; Trustee of Cash

Assets Trust, U.S. Treasuries Cash Assets Trust, Hawaiian Tax-Free Trust and Tax-Free Cash Assets Trust (1992-present); Affiliated with The Pacific Club, Ohu Country Club, Maui Country Club, Punahou O-Mens Club, and University of Hawaii Foundation President's Club. Formerly a Director and Officer of various cultural, educational, community and professional organizations.

                Richard W. Gushman II (52), Trustee - 700 Bishop Street, Suite 200, Honolulu, Hawaii 96813. President and Chief Executive Officer of OKOA, INC., a private Hawaii corporation involved in commercial real estate (1985-present); Adviser to RAMPAC, Inc., a wholly owned subsidiary of the Bank of Hawaii, involved with commercial real estate finance; Trustee of Cash Assets Trust, Tax-Free Cash Assets Trust and U.S. Treasuries Cash Assets Trust (1993-present); Member of the Boards of Aloha United Way Downtown Improvement Association, Boys and Girls Club of Honolulu and Oceanic Cablevision, Inc.

                Stanley W. Hong (62), Trustee - 1132 Bishop Street, Honolulu, Hawaii 96813. President and Chief Executive Officer of the Chamber of Commerce of Hawaii (1996-present); Business Consultant (1994-present); Senior Vice President of McCormack Properties, Ltd. (1993-1995); President and Chief Executive Officer of the Hawaii Visitors Bureau (1984-1993); Vice President, General Counsel and Corporate Secretary at Theo Davies & Co., Ltd., a multiple business company (1973-1984); formerly Legislative Assistant to U.S. Senator Hiram L. Fong; Member of the Boards of Directors of several community organizations; Trustee of Cash Assets Trust, Tax-Free Cash Assets Trust and U.S. Treasuries Cash Assets Trust (1993-present); Director of Capital Investment of Hawaii, Inc. (Real Estate and Wholesale Bakery) (1995-present); Director of Central Pacific Bank (1995-present); Trustee of the Nature Conservancy of Hawaii (1990-present); Regent of Chaminade University of Honolulu (1990-present).

                Russell K. Okata (54), Trustee - 888 Mililani Street, Suite 601, Honolulu, Hawaii 96813-2991. Executive Director, Deputy Executive Director, Administration Officer or Research Statistician of Hawaii Government Employees Association AFSCME Local 152, AFL-CIO (1970-present); Trustee of Cash Assets Trust, Tax-Free Cash Assets Trust and U.S. Treasuries Cash Assets Trust (1993-present); Chairman of the Royal State Insurance Group (1988-present); Trustee of several charitable organizations.

                Oswald K. Stender (66), Trustee - P.O. Box 3466, Honolulu, Hawaii 96801. Trustee of Bernice Pauahi Bishop Estate (1990-present); Director of Hawaiian Electric Industries, Inc., a public utility holding company (1993-present); Senior Advisor to the Trustees of The Estate of James Campbell (1987-1989); and Chief Executive Officer (1976-1988); Director of several housing and real estate associations; Director, member or trustee of several community organizations; Trustee of Cash Assets Trust, Tax-Free Cash Assets Trust and U.S. Treasuries Cash Assets Trust (1993-present).

                Craig Warren (36), Treasurer - 111 South King Street, Honolulu, Hawaii 96813. Vice President of Bank of Hawaii - Product and Asset Acquisition (1994-present); Senior Financial Analyst of Federal Home Loan Bank of San Francisco Marketing Strategies and Analysis Division (1993-1994); Chief Financial Officer of Wells Fargo Securities, Inc. (1990-1992); Vice President of Wells Fargo Bank - Private Banking Group (1987-1992).

                Gregory Maddox (__), Secretary - 1230 Columbia Street, San Diego, California 92101. Director of BISYS Fund Services (1991-present).

                Alaina Metz (__), Vice President - Chief Administrative Officer of BISYS Fund Services - Blue Sky Compliance (1995-present); Alliance Capital Management, L.P. (1989-1995).

                William J. Tomko (__), Vice President - Senior Vice President of BISYS Fund Services (1987-present).

                Nancy Wiser (__), Vice President - Director of Fund Accounting of BISYS Fund Services (19__-present).

                As of the date of this SAI, Trustees and officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of each Fund.

                Trustees of the Trust who are not officers or employees of the Trust, BISYS, Pacific Century or its Sub-Advisers are entitled to receive from the Trust a quarterly retainer and a fee for each Board of Trustees meeting attended. All Trustees are reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings. The following table sets forth the fees and expenses paid by each Fund to the Trustees for the fiscal year ended July 31, 1998:

                                                   Aggregate Trustees' Fees and
                                                   Expenses for the Fiscal Year
Fund                                                    Ended July 31, 1998
----                                               ----------------------------
Diversified Fixed Income Fund                               $ 8,886
Growth and Income Fund                                        9,858
Growth Stock Fund                                            22,034
New Asia Growth Fund                                          1,313
Short Intermediate U.S. Treasury Securities                   2,076
Fund Tax-Free Securities Fund
Tax-Free Short Intermediate Securities Fund                   3,303
U.S. Treasury Securities Fund                                 1,287

                The following table sets forth the aggregate compensation paid by the Trust to the Trustees who are not officers and employees of the Trust, BISYS, Pacific Century or its Sub-Advisers and the aggregate compensation paid to such Trustees by all investment companies (including the Trust) advised by Pacific Century for the periods indicated.




                                              Pension or                               Total
                                              Retirement                               Compensation
                           Aggregate          Benefits              Estimated          from Trust and
                           Compensation       Accrued as            Benefits           Other Funds
                           From               Part of Fund          Upon               Advised by
Name of Trustee            Trust (1)          Expenses              Retirement         Pacific Century (2)
---------------            ------------       ------------          ----------         -------------------
Richard W.                 $ 18,500           None                  None                 $
Gushman II
Stanley W. Hong            $ 18,500           None                  None                 $
Russell K. Okata           $ 18,500           None                  None                 $






Douglas Philpotts          $ 16,000           None                  None                 $
Oswald K. Stender          $ 16,000           None                  None                 $

(1)     Provided for the fiscal year ended July 31, 1998.
(2) Provided for the calendar year ended December 31, 1997. In addition to the Trust, each of the Trustees served on the boards of one other investment company advised by Pacific Century, comprising four separate funds.

                Officers, trustees, directors, employees and retired employees of the Trust, Pacific Century and its affiliates, and BISYS and its affiliates, and their spouses and children, may purchase Class A shares of the Funds with no sales charge, as the Board of Trustees believes that sales to such persons do not involve the normal types of sales efforts associated with distribution of the Trust's shares. In addition, from time to time Bank of Hawaii may enter into normal investment management, commercial banking and lending arrangements with one or more of the Trustees of the Trust and their affiliates. It currently has such arrangements with Mr. Gushman and certain of his affiliated companies.

INVESTMENT ADVISER

                Pursuant to an Investment Advisory Agreement (the "Advisory Agreement"), each of the Funds is advised by Pacific Century. Subject to the supervision of the Board of Trustees (and, in the case of the New Asia Growth Fund, Small Cap Fund and International Stock Fund, the delegation of certain of its duties to Sub-Advisers), Pacific Century provides a continuous investment program for the Funds, including investment research and management with respect to all securities and investments and cash equivalents in the Funds. Pacific Century provides services under the Advisory Agreement in accordance with each of the Funds' investment objectives, policies, and restrictions.

                For its services under the Advisory Agreement, Pacific Century receives compensation from each Fund based on a percentage of the Fund's average daily net assets. The rate of advisory fees payable by each Fund to Pacific Century is set forth in the prospectus. The following table sets forth the aggregate fees paid by each Fund pursuant to its Advisory Agreement for the fiscal years ended July 31, 1997, July 31, 1996, and July 31, 1995:



                                                 Compensation Paid to Pacific Century
                                                     Under the Advisory Agreement

                    For the Fiscal Year Ended       For the Fiscal Year Ended       For the Fiscal Year Ended
                          July 31, 1998                   July 31, 1997                   July 31, 1996
                          -------------                   -------------                   -------------
                    Aggregate                      Aggregate                        Aggregate
                    Advisory Fee                   Advisory Fee                     Advisory Fee
                    Paid (After                    Paid (After                      Paid (After
                    Waiver as       Aggregate      Waiver as        Aggregate       Waiver as       Aggregate
Fund                applicable)     Fee Waived     applicable)      Fee Waived      applicable)     Fee Waived
----                -----------     ----------     -----------      ----------      -----------     ----------



                                                 Compensation Paid to Pacific Century
                                                     Under the Advisory Agreement

                    For the Fiscal Year Ended       For the Fiscal Year Ended       For the Fiscal Year Ended
                          July 31, 1998                   July 31, 1997                   July 31, 1996
                          -------------                   -------------                   -------------
                    Aggregate                      Aggregate                        Aggregate
                    Advisory Fee                   Advisory Fee                     Advisory Fee
                    Paid (After                    Paid (After                      Paid (After
                    Waiver as       Aggregate      Waiver as        Aggregate       Waiver as       Aggregate
Fund                applicable)     Fee Waived     applicable)      Fee Waived      applicable)     Fee Waived
----                -----------     ----------     -----------      ----------      -----------     ----------

Diversified         $  731,240     $135,988        $  867,869        N/A            $  814,802       N/A
Fixed Income
Fund

Growth and          $1,153,390     N/A             $  768,642        N/A            $  503,952       N/A
Income Fund

Growth Stock        $2,468,860     N/A             $1,499,559        N/A            $1,359,262       N/A
Fund

New Asia            $  137,423     $ 27,534        $  141,522        $  7,778       $   52,972       N/A
Growth Fund

Short               $   89,917     $ 59,920        $   71,646        $ 47,940       $   61,600       $  41,079
Intermediate
U.S. Treasury
Securities Fund

Tax-Free            $1,872,274     $365,137        $1,756,304        N/A            $1,724,513       N/A
Securities Fund

Tax-Free Short      $  207,167     $ 31,564        $  195,480        N/A            $  202,701       N/A
Intermediate
Securities Fund

U.S. Treasury       $  104,486     $ 33,161        $  145,470        N/A            $  172,954       N/A
Securities Fund

                The Advisory Agreement provides that Pacific Century will not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations and duties under the Advisory Agreement.

                The Advisory Agreement will continue in effect with respect to each Fund provided the continuance is approved annually (i) by the holders of a majority of the Fund's outstanding voting securities or by the Trust's Board of Trustees and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Advisory Agreement may be terminated with respect to any Fund on 60 days' written notice by either party and will terminate automatically if assigned.

                Pacific Century has advised the Trust that Pacific Century should be able to perform the services contemplated by the Advisory Agreement without violation of the Glass-Steagall Act. However, there are no controlling judicial or administrative interpretations or decisions, and future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in federal or state statutes and regulations and judicial or administrative decisions or interpretations thereof, could prevent Pacific Century from continuing to perform, in whole or in part, such services. If Pacific Century were prohibited from performing any of such services, the Trust expects that new agreements would be entered into with another entity or entities qualified to perform such services.

                From time to time, the Funds, to the extent consistent with their investment objectives, policies and restrictions, may invest in securities of companies with which Pacific Century has a lending relationship.

SUB-ADVISERS

                Nicholas Applegate Capital Management serves as Sub-Adviser to International Stock Fund and Small Cap Fund, and its affiliate Nicholas-Applegate Capital Management (Hong Kong) LLC serves as Sub-Adviser to New Asia Growth Fund, pursuant to separate sub-advisory agreements with Pacific Century (each a "Sub-Advisory Agreement"). Under the Sub-Advisory Agreement for International Stock Fund and Small Cap Fund, the Sub-Adviser provides a continuous investment program for those Funds, including investment research and management with respect to all securities and investments and cash equivalents in the Funds, subject to supervision of Pacific Century and the Board of Trustees. Under the Sub-Advisory Agreement for New Asia Growth Fund, the Sub-Adviser provides investment advisory services with respect to management of the foreign component of that Fund's portfolio, including investment research with respect to all foreign securities, currencies and cash equivalents in the Fund.

                For its services, Pacific Century pays the Sub-Advisers a fee, computed daily and payable quarterly, equal on an annual basis, to __% of the average daily net assets of International Fund and Small Cap Fund and 0.50% of New Asia Growth Fund's average daily net assets. The Sub-Advisers' fees are paid by Pacific Century, and the Funds do not pay any incremental fees for the services of the Sub-Advisers. For the fiscal years ended July 31, 1998, July 31, 1997 and July 31, 1996, Pacific Century paid sub-advisory fees to the Sub-Adviser and its predecessor in the amount of $________, $141,522, and $29,567, respectively, for services provided to New Asia Growth Fund.

                Each Sub-Advisory Agreement has provisions limiting the liability of the Sub-Adviser similar to those in the Advisory Agreement. The Sub-Advisory Agreement with respect to International Stock Fund and Small Cap Fund will continue in effect beyond its initial two year term, and the Sub-Advisory Agreement with respect to the New Asia Growth Fund will continue in effect beyond its current one-year term, provided its continuance is approved annually in the same manner as the Advisory Agreement. Each Sub-Advisory Agreement may be terminated at any time with respect to a Fund without penalty on 60 days' written notice by either party, by the Board of Trustees or by the vote of a majority of the Fund's outstanding voting securities. Each Sub-Advisory Agreement will terminate automatically if assigned.

ADMINISTRATOR AND DISTRIBUTOR

                Under its Administration Agreement with the Trust, BISYS furnishes the Trust with office facilities, together with those ordinary clerical and bookkeeping services that are not being furnished by Pacific Century. For expenses assumed and services provided as administrator pursuant to the Administration Agreement, BISYS is entitled to receive a fee from each Fund, computed daily and paid monthly, at an annual rate equal to 0.20% of the average daily net assets of the Fund. The following table sets forth the aggregate fees paid, after giving effect to fee waivers, by each Fund to BISYS for services provided pursuant to the Administration Agreement for the fiscal years ended July 31, 1998, July 31,1997, and July 31, 1996:

                           Compensation Paid to BISYS
                       Under the Administration Agreement
                                 (after waivers)

                                   Fiscal Year     Fiscal Year     Fiscal Year
                                   Ended           Ended           Ended
Fund                               July 31, 1998   July 31, 1997   July 31, 1996
----                               --------------  -------------   -------------

Diversified Fixed Income           $239,145        $231,432        $216,788
Fund

Growth and Income Fund             $230,680        $153,729        $100,430

Growth Stock Fund                  $493,777        $299,912        $270,656

New Asia Growth Fund               $ 27,517        $ 24,883        $  8,807

Short Intermediate U.S.            $ 44,959        $ 35,823        $ 30,800
Treasury Securities Fund

Tax-Free Securities Fund           $596,120        $486,348        $457,502

Tax-Free Short Intermediate        $ 71,559        $ 58,644        $ 60,810
Securities Fund

U.S. Treasury Securities           $ 36,713        $ 38,792        $ 45,683
Fund


                The Administration Agreement contains provisions limiting the liability of BISYS and requiring its indemnification by the Trust similar to those in the Advisory Agreement. The Administration Agreement will continue in effect until December 31, 2001, and from year to year thereafter, unless terminated at any time by either party for cause (as defined in the Agreement), or at the end of any such period, on 60 days' written notice. If the Agreement is terminated by the Trust prior to the end of any such period for any reason other than cause, the Trust is required to make a one-time liquidated damages payment to BISYS equal to the lesser of one year's fees or the fees due for the balance of the term.

                The following table sets forth the aggregate fees paid by each Fund to BISYS for administration services for the fiscal years ended July 31, 1998, July 31, 1997, and 1996 under the predecessor to the current Administration Agreement:


                                                   Compensation Paid to BISYS
                                                   For Administrative Services

                            Fiscal Year Ended           Fiscal Year Ended           Fiscal Year Ended
Fund                        July 31, 1998               July 31, 1997               July 31, 1996
----                        -----------------           -----------------           -----------------
Diversified Fixed
Income Fund

                                                   Compensation Paid to BISYS
                                                   For Administrative Services

                            Fiscal Year Ended           Fiscal Year Ended           Fiscal Year Ended
Fund                        July 31, 1998               July 31, 1997               July 31, 1996
----                        -----------------           -----------------           -----------------
Growth and Income
Fund

Growth Stock Fund

New Asia Growth
Fund

Short Intermediate
U.S. Treasury
Securities Fund

Tax-Free Securities
Fund

Tax-Free Short
Intermediate
Securities Fund

U.S. Treasury
Securities Fund


                The Trust has also retained BISYS to provide the Trust with certain fund accounting services pursuant to a Fund Accounting Agreement. For services provided under the Agreement, BISYS is entitled to receive a fee from each Fund, computed and paid monthly, at an annual rate equal to 0.03% of the average daily net assets of the Fund up to $300 million, 0.025% of the next $250 million of average daily net assets, and 0.02% of the Fund's average daily net assets in excess of $550 million. The term of the Agreement, and its provisions regarding termination, limitation of liability, and indemnification, are similar to those of the Trust's Administration Agreement with BISYS.

                The following table sets forth the aggregate fees paid by each Fund to BISYS for fund accounting services for the fiscal years ended July 31, 1998, July 31, 1997 and July 31, 1996 under the predecessor to the current Fund Accounting Agreement.


                                                   Compensation Paid to BISYS
                                                       Under the Agreement

                            Fiscal Year Ended           Fiscal Year Ended           Fiscal Year Ended
Fund                        July 31, 1998               July 31, 1997               July 31, 1996
----                        -----------------           -----------------           -----------------
Diversified Fixed
Income Fund

Growth and Income
Fund

Growth Stock Fund

                                                   Compensation Paid to BISYS
                                                       Under the Agreement

                            Fiscal Year Ended           Fiscal Year Ended           Fiscal Year Ended
Fund                        July 31, 1998               July 31, 1997               July 31, 1996
----                        -----------------           -----------------           -----------------
New Asia Growth
Fund

Short Intermediate
U.S. Treasury
Securities Fund

Tax-Free Securities
Fund

Tax-Free Short
Intermediate
Securities Fund

U.S. Treasury
Securities Fund


                BISYS has also entered into a Distribution Agreement with the Trust pursuant to which it engages in a continuous distribution of shares of the Funds. For its services, BISYS is entitled to a distribution fee, as set forth in the Distribution and Shareholder Service Plans for each of the Class A and Class B shares ("Class A Distribution Plan" and "Class B Distribution Plan," respectively). The Class A Distribution Plan and the Class B Distribution Plan have been adopted pursuant to Rule 12b-1 under the 1940 Act. See "Distribution and Shareholder Service Plans" below.

                Pursuant to the Distribution Agreement, BISYS has agreed to use appropriate efforts to solicit orders for sales of shares of the Funds, but is not obligated to sell and specified number of shares. The Distribution Agreement contains provisions with respect to renewal and termination similar to those in the Advisory Agreement. Pursuant to the Distribution Agreement, the Trust has agreed to indemnify BISYS to the extent permitted by applicable law against certain liabilities under the Securities Act and the 1940 Act.

TRANSFER AGENT

                BISYS Fund Services, Inc. serves as Transfer Agent for each of the Funds.

CODE OF ETHICS

                The Board of Trustees of the Trust has adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act (the"Code"). The Code restricts the investing activities of Fund officers, Trustees and advisory persons and, as described below, imposes additional, more onerous restrictions on Fund investment personnel.

                All persons covered by the Code are required to preclear any personal securities investment (with limited exceptions, such as government securities) and must comply with ongoing requirements concerning recordkeeping and disclosure of personal securities investments. The preclearance requirement and associated procedures are designed to identify any prohibition or limitation applicable to a proposed investment. In addition, all persons covered by the Code are prohibited from purchasing or selling any security which, to such person's knowledge, is being purchased or sold (as the case maybe), or is being considered for purchase or sale, by a Fund. Investment personnel are subject to additional restrictions such as a ban on acquiring securities in an initial public offering, "blackout periods" which prohibit trading by investment personnel of a Fund within periods of trading by the Fund in the same security and a ban on short-term trading in securities.

                   DISTRIBUTION AND SHAREHOLDER SERVICE PLANS

                The Trust has adopted for the Class A and Class B shares of each of the Funds the Class A Distribution Plan and the Class B Distribution Plan under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder. The Class A Distribution Plan and the Class B Distribution Plan of each of the Funds were adopted by the Board of Trustees, including a majority of the trustees who were not "interested persons" (as defined in the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Distribution Plans or in any agreement related to the Distribution Plans (the "Qualified Trustees").

                The Board of Trustees approved the Plans to stimulate sales of shares of the Funds in the face of competition from a variety of other investment companies and financial products, in view of the potential advantages to shareholders of the Funds of continued growth of the asset bases of the Funds, including greater liquidity, more investment flexibility and achievement of greater economies of scale.

                The Class A Distribution Plan provides that BISYS is entitled to receive from each Fund a fee in an amount not to exceed on an annual basis 0.75% of the average daily net asset value of the Fund attributable to the Fund's Class A shares. The Class B Distribution Plan provides that BISYS is entitled to receive from each Fund a fee in an amount not to exceed on an annual basis 1.00% of the average daily net asset value of the Fund attributable to the Fund's Class B shares. The distribution fee compensates BISYS for the following: (a) payments BISYS makes to banks and other institutions and industry professionals, such as broker/dealers, including Pacific Century, BISYS and their affiliates or subsidiaries, pursuant to agreements in connection with providing sales and/or administrative support services to the holders of a Fund's Class A and Class B shares; and (b) payments to financial institutions and industry professionals (such as insurance companies, investment counselors, and BISYS' affiliates and subsidiaries) for distribution services provided and expenses assumed in connection with distribution assistance, including, but not limited to, printing and distributing prospectuses to persons other than current Class A and Class B shareholders of a Fund, printing and distributing advertising and sales literature and reports to Class A and Class B shareholders in connection with the sale of a Fund's shares, and providing personnel and communication equipment used in servicing shareholder accounts and prospective Class A and Class B shareholder inquiries.

                Until further notice, BISYS voluntarily intends to waive a portion of the Class A distribution fee for the current fiscal year to limit the fee to 0.25% of the average daily net assets value attributed to Class A shares on an annual basis. The distribution fees are paid to BISYS only to compensate or reimburse it for actual payments or expenses incurred as described above. The distribution fees paid by the Funds to BISYS for services provided under the Class A and Class B Distribution Plans for the fiscal year ended July 31,1998, restated to reflect fee waivers, are set forth in the table below.


     Distribution Fees Paid Under the Class A and Class B Distribution Plans




                                                                   Aggregate Distribution Fees Paid
                                                                  for Fiscal Year Ended July 31, 1998
                                                                            (after waiver)
                                                                  ------------------------------------
                                                               Class A                        Class B
                                                          -------------------          --------------------
                                                          Retained                     Retained
                                                             by       Paid to             by       Paid to
Fund                                                       BISYS      Others            BISYS      Others
----                                                       -----      ------            -----      ------
Diversified Fixed Income Fund

Growth and Income Fund

Growth Stock Fund

New Asia Growth Fund

Short Intermediate U.S. Treasury
  Securities Fund

Tax-Free Securities Fund

Tax-Free Short Intermediate Securities
  Fund

U.S. Treasury Securities Fund


                The Class A Distribution Plan and Class B Distribution Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the Qualified Trustees. Each Distribution Plan may be terminated at any time with respect to any Fund, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the appropriate class of the Fund. A Distribution Plan may not be amended to increase materially the amounts payable thereunder by a Fund without the approval of a majority of the outstanding voting securities of the appropriate class of the Fund, and no material amendment to the Distribution Plans may be made except by a majority of both the Trustees of the Trust and the Qualified Trustees.

                      CALCULATION OF YIELD AND TOTAL RETURN

YIELD

                The Funds may advertise certain yield information. As and to the extent required by the Commission, yield will be calculated based on a 30-day (or one month) period, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula: YIELD = 2[((a-b)cd)+1)(6)-1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. The net investment income of the Funds includes actual interest income, plus or minus amortized purchase discount (which may include original issue discount) or premium, less accrued expenses. Realized and unrealized gains and losses on portfolio securities are not included in the Funds' net investment income. For purposes of sales literature, yield on Class A shares also may be calculated on the basis of the net asset value per share rather than the public offering price, provided that the yield data derived pursuant to the calculation described above also are presented.

                The tax-equivalent yield for the Tax-Free Funds also may be computed by dividing that portion of the yield of the Funds which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Funds that is not tax-exempt.

                The yields for the Funds will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields since they are based on historical data. Yield is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to the Funds.

                In addition, investors should recognize that changes in the net asset values of shares of the Funds will affect the yields of such Funds for any specified period, and such changes should be considered together with a Fund's yield in ascertaining the Fund's total return to shareholders for the period. Yield information for the Funds may be useful in reviewing the performance of the Funds and for providing a basis for comparison with investment alternatives. The yield of a Fund, however, may not be comparable to the yields from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.

TOTAL RETURN

                As indicated in the Prospectuses, the Funds may advertise certain total return information. As and to the extent required by the Commission, an average annual compound rate of return ("T") will be computed by using the value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)(n) = ERV. Aggregate total return will be calculated similarly to average annual total return except that the return figure will be aggregated over the relevant period rather than annualized. In addition, the Funds may also, at times, calculate total return of Class A shares based on net asset value per share (rather than the public offering price), in which case the figures would not reflect the effects of any sales charges that would have been paid by an investor, or based on the assumption that a sales charge other than the maximum sales charge (reflecting a volume discount) was assessed, provided that total return data for the Class A shares derived pursuant to the calculation described above also are presented.

OTHER INFORMATION

                From time to time, the Trust may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds; (5) descriptions of investment strategies for one or more of the Funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, insured bank products, annuities, qualified retirement plans and individual stocks and bonds), which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of Fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in one or more of the Funds. The Trust may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the Funds.

                From time to time, the Trust may also quote the Funds' performance in advertising and other types of literature as compared to the performance of the S&P Index, the Dow Jones Industrial Average, indices of bonds, stocks or government securities, and other mutual funds or mutual fund portfolios with comparable investment objectives and policies. This information may be based on data relating to various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation or data prepared by Lipper Analytical Services, Inc. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Institutional Investor, Pensions and Investments, USA Today, Fortune, CDA/Wiesenberger, Ibbotson Associates, Inc., Morningstar and local newspapers and periodicals.

                The S&P Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The investment results of the Funds also may be compared, in reports and promotional literature, to the performance of the Consumer Price Index, the Salomon One Year Treasury Benchmark Index, the Ten Year U.S. Government Bond Average, S&P's Corporate Bond Yield Averages, the Schabacker Investment Management Indices, the Salomon Brothers High Grade Bond Index, the Lehman Brothers Long-Term High Quality Government/Corporate Bond Index, the Lehman Brothers 20+ Treasury Index, the Lehman Brothers 5-7 Year Treasury Index, and Bank Averages (which are calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts). This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA/Wiesenberger or Morningstar, Inc., independent services which monitor the performance of mutual funds. The Funds' performance will be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions and dividends paid, at the end of the period. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.

                The Trust also may discuss in advertising and other types of literature that one or more of the Funds has been assigned a rating by an NRSRO such as Standard & Poor's Corporation. Such rating would assess the creditworthiness of the investments held by a Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to a Fund or its investments. The Trust may compare a Fund's performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.

PAST PERFORMANCE OF THE FUNDS

                The tables below set forth total return and yield information for the Class A, Class B and Class Y shares of the Funds, other than Balanced Fund, Value Fund, International and Stock Fund and Small Cap Fund, which have not commenced operations as of the date of this Statement of Additional Information. Information for Class B shares of the Funds is based on the information for the Class A Shares (adjusted for deferred sales loads), because these shares were not offered until March 1998. Information for Class B shares of the Funds has not been adjusted for expenses applicable to the Class B shares, specifically the difference in 12b-1 fees charged to Class A and Class B shares. Future performance for Class B shares will be affected by the difference in 12b-1 fees charged.

DIVERSIFIED FIXED INCOME FUND

                The average annual and aggregate total return for the Diversified Fixed Income Fund includes the performance of certain common trust fund ("Commingled") accounts advised by Pacific Century and managed the same as the Fund in all material respects, for periods dating back to October 31, 1977, and prior to commencement of operations of the Fund's Class A, B and Y shares. Such performance is adjusted to reflect the expenses associated with the Fund. The Commingled accounts were not registered with the Commission under the 1940 Act, and therefore were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts' performance may have been adversely affected.


                                Class A*                               Class B*                             Class Y*
                      -------------------------------       -------------------------------       -------------------------------
                      Expressed         Redeemable          Expressed         Redeemable          Expressed         Redeemable
                      as a              value of a          as a              value of a          as a              value of a
                      percentage        hypothetical        percentage        hypothetical        percentage        hypothetical
                      based on a        $1000               based on a        $1000               based on a        $1000
                      hypothetical      investment          hypothetical      investment          hypothetical      investment
                      $1000             at the end          $1000             at the end          $1000             at the end
Period                investment        of the period       investment        of the period       investment        of the period
------                ------------      -------------       ------------      -------------       ------------      -------------
                                                          Average Annual Total Return
                                                 (including maximum applicable sales charge)**


One year ended
July 31, 1998

Five years ended
July 31, 1998



                                Class A*                               Class B*                             Class Y*
                      -------------------------------       -------------------------------       -------------------------------
                      Expressed         Redeemable          Expressed         Redeemable          Expressed         Redeemable
                      as a              value of a          as a              value of a          as a              value of a
                      percentage        hypothetical        percentage        hypothetical        percentage        hypothetical
                      based on a        $1000               based on a        $1000               based on a        $1000
                      hypothetical      investment          hypothetical      investment          hypothetical      investment
                      $1000             at the end          $1000             at the end          $1000             at the end
Period                investment        of the period       investment        of the period       investment        of the period
------                ------------      -------------       ------------      -------------       ------------      -------------
                                                          Average Annual Total Return
                                                 (including maximum applicable sales charge)**


Ten years ended
July 31, 1998

                                                            Aggregate Total Return
                                                 (including maximum applicable sales charge)**

One year ended
July 31, 1998

Five years ended
July 31, 1998

Ten years ended
July 31, 1998

Inception* to
July 31, 1998


                                                                    Yield
                                                 (including maximum applicable sales charge)**

30 Days ended
July 31, 1998

-----------------------------------------

*       Class A and Class Y shares of the Fund commenced operation on October
        14, 1994. The Class B shares of the Fund commenced operation on March 2,
        1998.

** The maximum applicable sales charge on the Class A shares is 4.0%. The maximum deferred sales charge on the Class B shares is 5.0%. There is no sales charge imposed in connection with the purchase of Class Y shares.


GROWTH AND INCOME FUND

                The average annual and aggregate total return for the Growth and Income Fund includes the performance of certain common trust fund ("Commingled") accounts advised by Pacific Century and managed the same as the Fund in all material respects, for periods dating back to October 31, 1977, and prior to commencement of operations of the Fund's Class A, B and Y shares. Such performance is adjusted to reflect the expenses associated with the Fund. The Commingled accounts were not registered with the Commission under the 1940 Act, and therefore were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts' performance may have been adversely affected.

                                Class A*                               Class B*                             Class Y*
                      -------------------------------       -------------------------------       -------------------------------
                      Expressed         Redeemable          Expressed         Redeemable          Expressed         Redeemable
                      as a              value of a          as a              value of a          as a              value of a
                      percentage        hypothetical        percentage        hypothetical        percentage        hypothetical
                      based on a        $1000               based on a        $1000               based on a        $1000
                      hypothetical      investment          hypothetical      investment          hypothetical      investment
                      $1000             at the end          $1000             at the end          $1000             at the end
Period                investment        of the period       investment        of the period       investment        of the period
------                ------------      -------------       ------------      -------------       ------------      -------------

One year ended
July 31, 1998

Five years ended
July 31, 1998

Ten years ended
July 31, 1998

                                                           Aggregate Total Return
                                                 (including maximum applicable sales charge)**


One year ended
July 31, 1998

Five years ended
July 31, 1998

Ten years ended
July 31, 1998

Inception* to
July 31, 1998


                                                                    Yield
                                                 (including maximum applicable sales charge)**

30 Days ended
July 31, 1998

-----------------------------------------

* Class A and Class Y shares of the Fund commenced operation on October 14, 1994. The Class B shares of the Fund commenced operation on March 2, 1998.

** The maximum applicable sales charge on the Class A shares is 4.0%. The maximum deferred sales charge on the Class B shares is 5.0%. There is no sales charge imposed in connection with the purchase of Class Y shares.


GROWTH STOCK FUND

                The average annual and aggregate total return for the Growth Stock Fund includes the performance of certain common trust fund ("Commingled") accounts advised by Pacific Century and managed the same as the Fund in all material respects, for periods dating back to October 31, 1977, and prior to commencement of operations of the Fund's Class A, B and Y shares. Such performance is adjusted to reflect the expenses associated with the Fund. The Commingled accounts were not registered with the Commission under the 1940 Act, and therefore were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts' performance may have been adversely affected.

                                Class A*                               Class B*                             Class Y*
                      -------------------------------       -------------------------------       -------------------------------
                      Expressed         Redeemable          Expressed         Redeemable          Expressed         Redeemable
                      as a              value of a          as a              value of a          as a              value of a
                      percentage        hypothetical        percentage        hypothetical        percentage        hypothetical
                      based on a        $1000               based on a        $1000               based on a        $1000
                      hypothetical      investment          hypothetical      investment          hypothetical      investment
                      $1000             at the end          $1000             at the end          $1000             at the end
Period                investment        of the period       investment        of the period       investment        of the period
------                ------------      -------------       ------------      -------------       ------------      -------------
                                                          Average Annual Total Return
                                                 (including maximum applicable sales charge)**



One year ended
July 31, 1998

Five years ended
July 31, 1998

Ten years ended
July 31, 1998

                                                            Aggregate Total Return
                                                 (including maximum applicable sales charge)**


                                Class A*                               Class B*                             Class Y*
                      -------------------------------       -------------------------------       -------------------------------
                      Expressed         Redeemable          Expressed         Redeemable          Expressed         Redeemable
                      as a              value of a          as a              value of a          as a              value of a
                      percentage        hypothetical        percentage        hypothetical        percentage        hypothetical
                      based on a        $1000               based on a        $1000               based on a        $1000
                      hypothetical      investment          hypothetical      investment          hypothetical      investment
                      $1000             at the end          $1000             at the end          $1000             at the end
Period                investment        of the period       investment        of the period       investment        of the period
------                ------------      -------------       ------------      -------------       ------------      -------------

One year ended
July 31, 1998

Five years ended
July 31, 1998

Ten years ended
July 31, 1998

Inception* to
July 31, 1998

                                                                        Yield
                                                       (including maximum applicable sales charge)**

30 Days ended
July 31, 1998
-----------------------------------------

* Class A and Class Y shares of the Fund commenced operation on October 14, 1994. The Class B shares of the Fund commenced operation on March 2, 1998.

** The maximum applicable sales charge on the Class A shares is 4.0%. The maximum deferred sales charge on the Class B shares is 5.0%. There is no sales charge imposed in connection with the purchase of Class Y shares.

SHORT INTERMEDIATE U.S. TREASURY SECURITIES FUND

                                Class A*                               Class B*                             Class Y*
                      -------------------------------       -------------------------------       -------------------------------
                      Expressed         Redeemable          Expressed         Redeemable          Expressed         Redeemable
                      as a              value of a          as a              value of a          as a              value of a
                      percentage        hypothetical        percentage        hypothetical        percentage        hypothetical
                      based on a        $1000               based on a        $1000               based on a        $1000
                      hypothetical      investment          hypothetical      investment          hypothetical      investment
                      $1000             at the end          $1000             at the end          $1000             at the end
Period                investment        of the period       investment        of the period       investment        of the period
------                ------------      -------------       ------------      -------------       ------------      -------------
                                                          Average Annual Total Return
                                                 (including maximum applicable sales charge)**


One year ended
July 31, 1998


                                Class A*                               Class B*                             Class Y*
                      -------------------------------       -------------------------------       -------------------------------
                      Expressed         Redeemable          Expressed         Redeemable          Expressed         Redeemable
                      as a              value of a          as a              value of a          as a              value of a
                      percentage        hypothetical        percentage        hypothetical        percentage        hypothetical
                      based on a        $1000               based on a        $1000               based on a        $1000
                      hypothetical      investment          hypothetical      investment          hypothetical      investment
                      $1000             at the end          $1000             at the end          $1000             at the end
Period                investment        of the period       investment        of the period       investment        of the period
------                ------------      -------------       ------------      -------------       ------------      -------------

Five years ended
July 31, 1998

Ten years ended
July 31, 1998

                                                                Aggregate Total Return
                                                     (including maximum applicable sales charge)**

One year ended
July 31, 1998

Five years ended
July 31, 1998

Ten years ended
July 31, 1998

Inception* to
July 31, 1998

                                                                         Yield
                                                     (including maximum applicable sales charge)**

30 Days ended
July 31, 1998
-----------------------------------------

* Class A shares of the Fund commenced operation on November 1, 1993. Class Y shares of the Fund commenced operation on October 14, 1994.

** The maximum applicable sales charge on the Class A shares of the Fund is 2.25%. The maximum deferred sales charge on the Class B shares is 5.0%. There is no sales charge imposed in connection with the purchase of Class Y shares of either Fund.

NEW ASIA GROWTH FUND

                                Class A*                               Class B*                             Class Y*
                      -------------------------------       -------------------------------       -------------------------------
                      Expressed         Redeemable          Expressed         Redeemable          Expressed         Redeemable
                      as a              value of a          as a              value of a          as a              value of a
                      percentage        hypothetical        percentage        hypothetical        percentage        hypothetical
                      based on a        $1000               based on a        $1000               based on a        $1000
                      hypothetical      investment          hypothetical      investment          hypothetical      investment
                      $1000             at the end          $1000             at the end          $1000             at the end
Period                investment        of the period       investment        of the period       investment        of the period
------                ------------      -------------       ------------      -------------       ------------      -------------
                                                          Average Annual Total Return
                                                 (including maximum applicable sales charge)**

One year ended
July 31, 1998

Inception* to
July 31, 1998

                                                            Aggregate Total Return
                                                 (including maximum applicable sales charge)**

One year ended
July 31, 1998

Inception* to
July 31, 1998

-----------------------------------------

* The Class A and Class Y shares of the Fund commenced operation on February 15, 1995. Class B shares of the Fund commenced operation on March 2, 1998.

** The maximum applicable sales charge on the Class A shares of the Fund is 5.25%. The maximum deferred sales charge on Class B shares is 5.0%. There is no sales charge imposed in connection with the purchase of Class Y shares of either Fund.


TAX FREE SECURITIES FUND

                The average annual and aggregate total return for the Tax Free Securities Fund includes the performance of certain common trust fund ("Commingled") accounts advised by Pacific Century and managed the same as the Fund in all material respects, for periods dating back to October 31, 1977, and prior to commencement of operations of the Fund's Class A, B and Y shares. Such performance is adjusted to reflect the expenses associated with the Fund. The Commingled accounts were not registered with the

Commission under the 1940 Act, and therefore were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts' performance may have been adversely affected.

                                Class A*                               Class B*                             Class Y*
                      -------------------------------       -------------------------------       -------------------------------
                      Expressed         Redeemable          Expressed         Redeemable          Expressed         Redeemable
                      as a              value of a          as a              value of a          as a              value of a
                      percentage        hypothetical        percentage        hypothetical        percentage        hypothetical
                      based on a        $1000               based on a        $1000               based on a        $1000
                      hypothetical      investment          hypothetical      investment          hypothetical      investment
                      $1000             at the end          $1000             at the end          $1000             at the end
Period                investment        of the period       investment        of the period       investment        of the period
------                ------------      -------------       ------------      -------------       ------------      -------------
                                                          Average Annual Total Return
                                                 (including maximum applicable sales charge)**
One year ended
July 31, 1998

Five years ended
July 31, 1998

Ten years ended
July 31, 1998

                                                            Aggregate Total Return
                                                 (including maximum applicable sales charge)**

One year
ended July
31, 1998

Five years
ended July
31, 1998

Ten years
ended July
31, 1998

Inception* to
July 31, 1998


                                Class A*                               Class B*                             Class Y*
                      -------------------------------       -------------------------------       -------------------------------
                      Expressed         Redeemable          Expressed         Redeemable          Expressed         Redeemable
                      as a              value of a          as a              value of a          as a              value of a
                      percentage        hypothetical        percentage        hypothetical        percentage        hypothetical
                      based on a        $1000               based on a        $1000               based on a        $1000
                      hypothetical      investment          hypothetical      investment          hypothetical      investment
                      $1000             at the end          $1000             at the end          $1000             at the end
Period                investment        of the period       investment        of the period       investment        of the period
------                ------------      -------------       ------------      -------------       ------------      -------------
                                                                     Yield
                                                 (including maximum applicable sales charge)**

30 Days Ended
July 31, 1998

-----------------------------------------

* Class A and Class Y shares of the Fund commenced operation on October 14, 1994. Class B shares of the Fund commenced operation on March 2, 1998.

** The maximum applicable sales charge on the Class A shares is 4.0%. The maximum deferred sales charge on the Class B shares is 5.0%. There is no sales charge imposed in connection with the purchase of Class Y shares.


TAX FREE SHORT INTERMEDIATE SECURITIES FUND

                The average annual and aggregate total return for the Tax Free Short-Intermediate Securities Fund includes the performance of certain common trust fund ("Commingled") accounts advised by Pacific Century and managed the same as the Fund in all material respects, for periods dating back to March 31, 1988, and prior to commencement of operations of the Fund's Class A and Y shares. Such performance is adjusted to reflect the expenses associated with the Fund. The Commingled accounts were not registered with the Commission under the 1940 Act, and therefore were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts' performance may have been adversely affected.

                                Class A*                               Class B*                             Class Y*
                      -------------------------------       -------------------------------       -------------------------------
                      Expressed         Redeemable          Expressed         Redeemable          Expressed         Redeemable
                      as a              value of a          as a              value of a          as a              value of a
                      percentage        hypothetical        percentage        hypothetical        percentage        hypothetical
                      based on a        $1000               based on a        $1000               based on a        $1000
                      hypothetical      investment          hypothetical      investment          hypothetical      investment
                      $1000             at the end          $1000             at the end          $1000             at the end
Period                investment        of the period       investment        of the period       investment        of the period
------                ------------      -------------       ------------      -------------       ------------      -------------
                                                          Average Annual Total Return
                                                 (including maximum applicable sales charge)**

One year ended
July 31, 1998


                                Class A*                               Class B*                             Class Y*
                      -------------------------------       -------------------------------       -------------------------------
                      Expressed         Redeemable          Expressed         Redeemable          Expressed         Redeemable
                      as a              value of a          as a              value of a          as a              value of a
                      percentage        hypothetical        percentage        hypothetical        percentage        hypothetical
                      based on a        $1000               based on a        $1000               based on a        $1000
                      hypothetical      investment          hypothetical      investment          hypothetical      investment
                      $1000             at the end          $1000             at the end          $1000             at the end
Period                investment        of the period       investment        of the period       investment        of the period
------                ------------      -------------       ------------      -------------       ------------      -------------
                                                          Average Annual Total Return
                                                 (including maximum applicable sales charge)**
Five years ended
July 31, 1998

Ten years ended
July 31, 1998

                                                            Aggregate Total Return
                                                 (including maximum applicable sales charge)**

One year ended
July 31, 1998

Five years ended
July 31, 1998

Ten years ended
July 31, 1998

Inception* to
July 31, 1998

                                                                     Yield
                                                 (including maximum applicable sales charge)**

30 days ended
July 31, 1998

-----------------------------------------

* Class A and Class Y shares of the Fund commenced operation on October 14, 1994. Class B shares of the Fund commenced operation on March 2, 1998.

** The maximum applicable sales charge on the Class A shares is 4.0%. The maximum deferred sales charge on the Class B shares is 5.0%. There is no sales charge imposed in connection with the purchase of Class Y shares.


U.S. TREASURY SECURITIES FUND

                The average annual and aggregate total return for the U.S. Treasury Securities Fund includes the performance of certain common trust fund ("Commingled") accounts advised by Pacific Century and managed the same as the Fund in all material respects, for periods dating back to December 31, 1984, and prior to commencement of operations of the Fund's Class A and Y shares. Such performance is adjusted to reflect the expenses associated with the Fund. The Commingled accounts were not registered with the Commission under the 1940 Act, and therefore were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts' performance may have been adversely affected.


                                Class A*                               Class B*                             Class Y*
                      -------------------------------       -------------------------------       -------------------------------
                      Expressed         Redeemable          Expressed         Redeemable          Expressed         Redeemable
                      as a              value of a          as a              value of a          as a              value of a
                      percentage        hypothetical        percentage        hypothetical        percentage        hypothetical
                      based on a        $1000               based on a        $1000               based on a        $1000
                      hypothetical      investment          hypothetical      investment          hypothetical      investment
                      $1000             at the end          $1000             at the end          $1000             at the end
Period                investment        of the period       investment        of the period       investment        of the period
------                ------------      -------------       ------------      -------------       ------------      -------------
                                                          Average Annual Total Return
                                                 (including maximum applicable sales charge)**
One year ended
July 31, 1998

Five years ended
July 31, 1998

Ten years ended
July 31, 1998

                                                            Aggregate Total Return
                                                 (including maximum applicable sales charge)**

One year ended
July 31, 1998

Five years ended
July 31, 1998

Ten years ended
July 31, 1998

Inception* to
July 31, 1998

                                Class A*                               Class B*                             Class Y*
                      -------------------------------       -------------------------------       -------------------------------
                      Expressed         Redeemable          Expressed         Redeemable          Expressed         Redeemable
                      as a              value of a          as a              value of a          as a              value of a
                      percentage        hypothetical        percentage        hypothetical        percentage        hypothetical
                      based on a        $1000               based on a        $1000               based on a        $1000
                      hypothetical      investment          hypothetical      investment          hypothetical      investment
                      $1000             at the end          $1000             at the end          $1000             at the end
Period                investment        of the period       investment        of the period       investment        of the period
------                ------------      -------------       ------------      -------------       ------------      -------------
                                                                     Yield
                                                 (including maximum applicable sales charge)**


30 days ended
July 31, 1998

-----------------------------------------

* Class A and Class Y shares of the Fund commenced operation on October 14, 1994. Class B shares of the Fund commenced operation on March 2, 1998.

** The maximum applicable sales charge on the Class A shares is 4.0%. The maximum deferred sales charge on the Class B shares is 5.0%. There is no sales charge imposed in connection with the purchase of Class Y shares.


                        DETERMINATION OF NET ASSET VALUE

                Net asset value per share of the Class A, Class B and Class Y shares for each Fund is determined on each day that the New York Stock Exchange (the "Exchange") is open for trading and any other day (other than a day on which no Shares of that Fund are tendered for redemption and no order to purchase shares is received) during which there is sufficient trading in the Fund's portfolio securities that the Fund's net asset value per share might be materially affected. The Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and Good Friday.

                Securities for which market quotations are available are valued at latest reported prices. Securities for which the primary market is a national securities exchange or the National Association of Securities Dealers Automated Quotations National Market System are valued at last reported sale prices. In the absence of any sale of such securities on the valuation date and in the case of other securities, including U.S. Government securities but excluding money market instruments maturing in 60 days or less, the valuations are based on the mean between the bid and asked prices. Money market instruments and other debt securities maturing in 60 days or less are valued at amortized cost. The assets of the Funds, other than debt securities maturing in 60 days or less, are valued at the mean between the bid and asked prices. Futures contracts and options listed on a national exchange are valued at the last sale price on the exchange on which they are traded at the close of the Exchange or, in the absence of any sale on the valuation date, at mean between the bid and asked prices. Options not listed on a national exchange are valued at the mean between the bid and asked prices. Quotation of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the current rate obtained from a recognized bank or dealer. Foreign currency exchange contracts are valued at the current cost of covering or offsetting such contracts.

                In all cases, bid prices are furnished by reputable independent pricing services approved by the Board of Trustees. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities and other assets of the Funds for which current market quotations are not readily available are valued at fair value as determined in good faith by Pacific Century in accordance with procedures adopted by the Trustees and subject to ratification by the Trustees. If Pacific Century is unable to make such a determination in accordance with such procedures, the securities and assets will be valued at fair value as determined in good faith by the Trustees.

                               PURCHASE OF SHARES

                Reference is made to "Purchasing and Adding to Your Shares" in the Prospectuses for certain information as to the purchase of Fund shares. The various sales charge reductions and waivers described in the Prospectuses have been implemented to reflect the economies of scale associated with distribution activities as the amount of a sale increases, and to reflect the lower level of such activities necessary for sales to persons who are members of organized groups, participants in retirement plans, or associated with the Trust and its affiliates.

                Each Fund offers three classes of shares: Shares of Class A are sold with an initial sales charge, shares of Class B are sold with a contingent deferred sales charge ("CDSC") and shares of Class Y are sold to eligible investors without a sales charge. Class A and Class B shares each have exclusive voting rights with respect to the Rule 12b-1 distribution plan adopted with respect to such Class. Class B shares automatically convert to Class A shares after approximately eight years.

CLASS Y SHARES

                Class Y shareholders of any Fund who terminate their qualified trust account, employee benefit account or other qualifying relationship with an institution are no longer eligible to make additional investments in the Fund's Class Y shares. The Board of Trustees has approved an automatic conversion feature whereby Class Y shares held by shareholders who have terminated their qualifying relationship on or after February 15, 1997 will be converted to Class A shares of the same Fund on the basis of the relative net asset values of the shares of the two classes on the conversion date, without incurring any fee, sales load or other charge. As Class A shareholders in a Fund, such former Class Y shareholders will be able to reinvest dividends and distributions relating to their shareholdings, but will be subject to the higher expenses associated with Class A shares. A conversion of Class Y shares for Class A shares will be a tax-free transaction for any Class Y shareholder involved in such conversion. Class Y shareholders who plan to terminate their qualified trust account, employee benefit account or other qualifying relationship and who do not wish to have their holdings converted to Class A shares may redeem their shares.

                Class Y shareholders whose qualified trust account, employee benefit account or other qualifying relationship was terminated prior to February 15, 1997 are permitted to remain as Class Y shareholders. However, such shareholders may not make additional purchases of Class Y shares, nor may they reinvest dividends and distributions in respect of their Class Y shareholdings.

SPECIMEN PRICE MARK-UP

                Under the current distribution arrangements between the Fund and the Distributor, Class A shares are sold at a maximum sales charge of 4.00% and Class B and Class Y shares are sold at net asset value. Using the _______ Fund's net asset value at

July 31, 1998, an example of the determination of the maximum offering price of the Fund's shares is as follows:

        Class A
        Net asset value.......................................................
        Maximum sales charge (4.00% of offering price)........................
        Offering price to public..............................................

        Class B
        Net asset value and offering price to public..........................

        Class Y
        Net asset value and offering price to public..........................


                              REDEMPTION OF SHARES

                Reference is made to the section in the Prospectuses entitled "Selling Your Class Y Shares."

                The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Trust uses the following procedures to process telephone redemptions: (1) obtaining some or all of the following information: account number, name(s), social security number registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner.

REDEMPTION IN KIND

                The Trust intends to pay in cash for all shares of a Fund redeemed, but the Trust reserves the right to make payment wholly or partly in shares of readily marketable investment securities. In such cases, a shareholder may incur brokerage costs in converting such securities to cash. However, the Trust has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, pursuant to which it is obligated to pay in cash all request for redemptions by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Trust at the beginning of such period.


                             PORTFOLIO TRANSACTIONS

                The Trust has no obligation to deal with any broker-dealer or group of broker-dealers to execute transactions in its portfolio securities. In connection with its duties to arrange for the purchase and sale of each Fund's portfolio securities, Pacific Century and its Sub-Advisers select such broker-dealers ("Broker-Dealers") as will, in their judgment, implement the policy of the Trust to achieve quality execution at the most favorable prices through responsible Broker-Dealers, and in the case of agency transactions, at competitive commission rates. Pacific Century and its Sub-Advisers deal directly with the selling or purchasing principal or market maker without incurring brokerage commissions unless they determine that better price or execution may be obtained by paying such commissions.

                In allocating transactions to Broker-Dealers, Pacific Century and its Sub-Advisers are authorized to consider, in determining whether a particular Broker-Dealer will provide best execution, the Broker-Dealer's reliability, integrity, financial condition and risk in positioning the securities involved, as well as the difficulty of the transaction in question, and thus need not pay the lowest spread or commission where it is believed that another Broker-Dealer would offer greater reliability or provide a better price or execution. In addition, Pacific Century and its Sub-Advisers have each adopted a brokerage allocation policy in reliance on Section 28(e) of the Securities and Exchange Act of 1934, permitting them to cause a Fund to pay commission rates in excess of those another Broker-Dealer would have charged if Pacific Century or the relevant Sub-Adviser determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the Broker-Dealer, viewed either in terms of the particular transaction or Pacific Century's or the Sub-Adviser's overall responsibilities as to the accounts over which it exercises investment discretion. Such research may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries, as well as on market, economic or institutional activities. If, on the foregoing basis, the transaction in question could be allocated to two or more Broker-Dealers, Pacific Century and its Sub-Advisers are authorized, in allocating portfolio trades, to consider whether a Broker-Dealer has sold shares of the Trust or any other investment company or companies having Pacific Century as its investment adviser or having the same administrator or principal underwriter as the Trust.

                Each year, Pacific Century assesses the contribution of the brokerage and research services provided by the Broker-Dealers, and attempts to allocate a portion of its brokerage business in response to these assessments. Research analysts, counselors, and various investment committees each seek to evaluate the brokerage and research services they receive from Broker-Dealers and make judgments as to the level of business which would recognize such services. In addition, Broker-Dealers sometimes suggest a level of business they would like to receive in return for the various brokerage and research services they provide. Actual brokerage received by any firm may be less than the suggested allocations but can, and often does, exceed the suggestions, because the total business is allocated on the basis of all the considerations described above. In no case is a Broker-Dealer excluded from receiving business from Pacific Century because it has not been identified as providing research services.

                Purchases and sales of debt securities are usually principal transactions. Each of the Funds may also purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, debt securities, taxable money market securities and over the counter equities are traded on a net basis and do not involve brokerage commissions. The cost of executing these securities transactions will consist primarily of dealer spreads and underwriting commissions.

                Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

                Although the Investment Adviser and Sub-Advisers make investment decisions for the Trust independently from those of their other accounts, investments of the kind made by the Funds may often also be made by such other accounts. When the Investment Adviser or a Sub-Adviser buys or sells the same security at substantially the same time on behalf of the Funds and one or more other accounts managed by the Investment Adviser or Sub-Adviser, the Investment Adviser or Sub-Adviser allocates available investments by such means as, in its judgment, result in fair treatment. The Investment Adviser or Sub-Adviser aggregates orders for purchases and sales of securities of the same issuer on the same day among the Funds and its other managed accounts, and the price paid to or received by the Funds and those accounts is the average obtained in those orders. In some cases, such aggregation and allocation procedures may affect adversely the price paid or received by the Funds or the size of the position purchased or sold by the Funds.


                As a result of its investment policies, each Fund may engage in a substantial number of portfolio transactions. Accordingly, while each Fund anticipates that its annual portfolio turnover rate should not exceed 100% under normal conditions, it is impossible to predict portfolio turnover rates. A high turnover rate for a Fund's portfolio involves correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne directly by the Fund. The portfolio turnover rate will not be a limiting factor when Pacific Century or a Sub-Adviser deems portfolio changes appropriate.

                For the fiscal years ended July 31, 1998, July 31, 1997, and July 31, 1996, purchase and sale transactions by U.S. Treasury Securities Fund, Short Intermediate U.S. Treasury Securities Fund, Diversified Fixed Income Fund, Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund did not involve brokerage commissions. The total brokerage commissions paid by Growth and Income Fund, Growth Stock Fund and New Asia Growth Fund for the fiscal years ended July 31, 1998, July 31, 1997, and July 31, 1996, are set forth in the table below:



                                           Brokerage Commissions Paid by Certain Funds
                                           -------------------------------------------
                            Total Commissions           Total Commissions           Total Commissions
                            Paid for Fiscal             Paid for Fiscal             Paid for Fiscal
                            Year Ended                  Year Ended                  Year Ended
Fund                        July 31, 1998               July 31, 1997               July 31, 1996
----                        -------------               -------------               -------------
Growth and Income Fund                                    $237,637                    $269,962

Growth Stock Fund                                         $241,913                    $355,376

New Asia Growth Fund                                      $243,253                    $ 95,781

                For the fiscal years ended July 31, 1997 and July 31, 1996, New Asia Growth Fund paid brokerage commissions of $10,992 and $7,457, respectively, to Credit Lyonnais Securities, an affiliate of Credit Lyonnais, which served as sub-adviser to the Fund until July 31, 1997. Nicholas-Applegate Capital Management (Hong Kong) LLC, the current Sub-Adviser to the New Asia Growth Fund is not affiliated with any Broker-Dealer which effects portfolio transactions for the Funds. For the fiscal year ended July 31, 1997, the percentage of the Fund's aggregate brokerage commissions paid to Credit Lyonnais Securities was 4.5%, and the percentage of the aggregate dollar amount of Fund transactions involving the payment of commissions effected through Credit Lyonnais Securities was 8.5%.

                The percentage of total portfolio transactions placed with, and related commissions paid to, firms which provided research, statistical, or other services to Pacific Century and the Sub-Adviser to the New Asia Growth Fund in connection with the management of the Funds, or in some cases, to the Funds, for the fiscal year ended July 31, 1998 are set forth below:

                                                                                  Total Commission Paid to
                                                                                   Providers of Research,
                                             Percentage of Total                    Statistical and Other
                Fund                       Portfolio Transactions                         Services
                ----                       ----------------------                         ---------
Growth Stock Fund

Growth and Income Fund

New Asia Growth Fund

                During the fiscal year ended July 31, 1998, the following Funds acquired securities of their regular broker-dealers or of their parents, as such terms are defined in Rule 10b-1 under the 1940 Act (and held such securities with the following aggregate values as of the end of such year: Growth Stock Fund -- Banc One ($________); U.S. Treasury Securities Fund -- Banc One ($________); Short-Intermediate U.S. Treasury Securities Fund -- Banc One ($_______); Tax- Free Securities Fund -- Nuveen Securities ($________); Tax-Free Short Intermediate Securities Fund -- Nuveen Securities ($________); Diversified Fixed Income Fund -- Banc One ($_______) and Merrill Lynch & Co. ($_______); Growth and Income Fund -- Bank One ($________); New Asia Growth Fund -- Union Bank of California ($_______).

                The portfolio turnover rates for each Fund for the fiscal years ended July 31, 1998 and July 31, 1997 are set forth in the table below.




                                   Portfolio Turnover Rates of the Funds
                                   -------------------------------------

                                                     Year Ended July 31,             Year Ended July 31,
Fund                                                        1998                            1997
----                                                        ----                            -----
Diversified Fixed Income Fund                              57.72%                          80.98%

Growth and Income Fund                                     75.97%                          74.83%

Growth Stock Fund                                          97.08%                          32.20%

New Asia Growth Fund                                      134.29%                         134.89%

Short Intermediate U.S. Treasury                           17.07%                          51.56%
Securities Fund

Tax-Free Securities Fund                                   10.71%                          11.07%

Tax-Free Short Intermediate                                47.10%                          29.46%
Securities Fund

U.S. Treasury Securities Fund                              11.98%                          44.90%


                      FEDERAL AND HAWAIIAN TAX INFORMATION

                The Prospectus describes generally the federal and certain Hawaiian tax treatment of distributions by the Funds. This section of the SAI includes certain additional information concerning federal and Hawaiian income taxes.

FEDERAL TAX INFORMATION

                Qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") generally requires, among other things, that (a) at least 90% of each Fund's annual gross income be derived from interest, payments with respect to securities loans, dividends, gains from the sale or other disposition of securities or options thereon, and certain related income; and (b) each Fund diversifies its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies), or of two or more issuers which the Fund controls (i.e., owns, directly or indirectly, 20% of the voting stock) and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses. As regulated investment companies, the Funds will not be subject to federal income tax on their net investment income and net capital gains distributed to their shareholders, provided that they distribute to their shareholders at least 90% of their net investment income and tax-exempt income earned in each year.

                A 4% nondeductible excise tax will be imposed on each Fund to the extent it does not meet certain minimum distribution requirements on a calendar year basis. This excise tax would not apply to tax-exempt income of the Tax-Free Funds. For this purpose, any income or gain retained by a Fund that is subject to tax will be considered to have been distributed by year-end. In addition, dividends and distributions declared payable as of a date in October, November or December of any calendar year are deemed under the Code to have been received by the shareholders on December 31 of that calendar year (and also will be taxable to shareholders in such year) if the dividend is actually paid in the following January. Each Fund intends to distribute substantially all of its net investment income and net capital gains and, thus, expects not to be subject to the excise tax.

                Income and dividends received by any of the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Shareholders may be able to claim U.S. foreign tax credits with respect to such taxes, subject to certain conditions and limitations contained in the Code. For example, certain retirement accounts cannot claim foreign tax credits on investments in foreign securities held in the Fund. Because each of Balanced Fund, Growth and Income Fund, Growth Stock Fund, Small Cap Fund, Diversified Fixed Income Fund, Short Intermediate U.S. Treasury Fund, Tax-Free Securities Fund, Tax-Free Short Intermediate Securities Fund and U.S. Treasury Securities Fund is expected to limit their investment in foreign securities, these Funds will not be eligible to elect to "pass through" foreign tax credits to shareholders. New Asia Growth Fund and International Stock Fund invest primarily in foreign securities. If more than 50% in value of either such Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and intends to file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to include their proportionate shares of such withholding taxes in their U.S. income tax returns as gross income, treat such proportionate shares as taxes paid by them, and deduct such proportionate shares in computing their taxable incomes or, alternatively, use them as foreign tax credits against their U.S. income taxes. No deductions for foreign taxes, however, may be claimed by noncorporate shareholders who do not itemize deductions. A shareholder that is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from such Fund's election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. New Asia Growth Fund and International Stock Fund will report annually to their respective shareholders the amount per share of such withholding taxes.

                Gains or losses on sales of portfolio securities by a Fund will be long-term capital gains or losses if the securities have been held by it for more than one year, except in certain cases where a Fund acquires a put or writes a call thereon or otherwise engages in a transaction that "tolls" the Fund's holding period. Other gains or losses on the sale of securities will be short-term capital gains or losses. The amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

                A capital gains distribution or dividend will be a return of invested capital to the extent the net asset value of an investor's shares is thereby reduced below his or her cost, even though the distribution would be taxable to the shareholder. A redemption of shares by a shareholder under these circumstances could result in a capital loss for federal income tax purposes.

                If a shareholder exchanges or otherwise disposes of shares of a Fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the Fund, or of a different fund, the sales charge previously incurred acquiring the Fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purpose of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other shares.

                Any loss realized on a redemption or exchange of shares of a Fund will be disallowed to the extent shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

                If an option written by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction.

                If securities are sold by a Fund pursuant to the exercise of a call option written by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

                The amount of any gain or loss realized by a Fund on closing out a futures contract will generally result in a realized capital gain or loss for tax purposes. Regulated futures contracts held at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes. In this regard, they will be deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net realized gain or loss from any actual sales, will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the marked to market rule and the "60%/40%" rule. Newly-enacted Code Section 1259 will require the recognition of gain (but not loss) if a Fund makes a "constructive sale" of an appreciated financial position (e.g., debt instruments and stock). A Fund generally will be considered to make a constructive sale of an appreciated financial position if it sells the same or substantially identical property short, enters into a futures or forward contract to deliver the same or substantially identical property, or enters into certain other similar transactions.

                Currency transactions may be subject to Section 988 of the Code, under which foreign currency gains or losses would generally be computed separately and treated as ordinary income or losses. The Funds will attempt to monitor Section 988 transactions to avoid an adverse tax impact.

CLASS B SHAREHOLDERS

                No gain or loss will be recognized by a shareholder upon the conversion of Class B shares to Class A shares.

FOREIGN SHAREHOLDERS

                Under the Code, distributions of net investment income (including distributions of short-term capital gains) by a Fund to a nonresident alien individual, nonresident alien fiduciary of a trustor estate, foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at the rate of 30% or a lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net capital gains derived by non-resident aliens or foreign entities that are not effectively connected with a U.S. trade or business are not subject to tax withholding, but in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax if the individual is physically present in the U.S. for more than 182 days during the taxable year (in which case the individual may be treated as a U.S. resident in any event).

OTHER MATTERS

                Investors should be aware that the investments to be made by the Funds may involve sophisticated tax rules such as the original issue discount, marked to market and real estate mortgage investment conduit ("REMIC") rules that would result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds will seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case a Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

SPECIAL TAX CONSIDERATIONS FOR NEW ASIA GROWTH FUND AND
INTERNATIONAL STOCK FUND

                Due to investment laws in certain developing countries in Asia, it is anticipated that investments by New Asia Growth Fund in equity securities in such countries will consist primarily of shares of investment companies (or similar investment entities) organized under foreign law or of ownership interests in special accounts, trusts or partnerships, and International Stock Fund may make similar investments. Each such Fund may invest up to 10% of its total assets in securities of closed-end investment companies. If a Fund purchases shares of an investment company (or similar investment entity) organized under foreign law, the Fund will be treated as owning shares in a passive foreign investment company ("PFIC") for U.S. federal income tax purposes. The Fund may be subject to U.S. federal income tax, and an additional tax in the nature of interest, on a portion of the distributions from such a company and on gain from the disposition of the shares of such company (collectively referred to as "excess distributions"), even if such excess distributions are paid by the Fund as a dividend to its shareholders. A Fund may be eligible to make an election with respect to certain PFICs in which it owns shares that will allow it to avoid the taxes on excess distributions. However, such election may cause the Fund to recognize income in a particular year in excess of the distributions received from such PFICs. Alternatively, a Fund may elect to "mark-to-market" at the end of each taxable year all shares that it holds in PFICs. If it makes this election, the Fund will recognize as ordinary income any increase in the value of such shares. Unrealized losses, however, will not be recognized. By making the mark-to-market election, a Fund can avoid imposition of the interest charge with respect to its distributions from PFICs, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock.

SPECIAL TAX CONSIDERATIONS FOR THE TAX-FREE FUNDS

FEDERAL TAX INFORMATION

                The portion of total dividends paid by each of the Tax-Free Funds with respect to any taxable year that qualifies for exclusion from gross income ("exempt-interest dividends") will be the same for all shareholders of the Fund receiving dividends during such year. In order for a Tax-Free Fund to pay exempt-interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the aggregate value of the Fund's assets must consist of tax-exempt securities. In addition, the Fund must distribute 90% of the aggregate interest excludable from gross income (net of non-deductible expenses) and 90% of the investment company taxable income earned by it during the taxable year. Within 60 days after the close of its taxable year, each Tax-Free Fund will notify its shareholders of the portion of the dividends paid with respect to such taxable year which constitutes exempt-interest dividends. The aggregate amount of dividends so designated cannot exceed the excess of the amount of interest excludable from gross income under Section 103(a) of the Code received by such Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. In addition, market discount earned on tax-exempt obligations will not qualify as tax-exempt income.

                The Code treats interest on private activity bonds, as defined therein, as an item of tax preference subject to an alternative minimum tax on individuals and corporations at the applicable tax rates. Further, exempt-interest dividends are includable in adjusted current earnings in calculating corporate alternative minimum taxable income. Except for temporary defensive purposes, the Trust will not invest in the types of Municipal Obligations which would give rise to interest that would be treated as a preference subject to alternative minimum taxation if more than 20% of its net assets would be so invested, and may refrain from investing in that type of bond completely.

                In addition, any loss realized by a shareholder upon the sale or redemption of shares of a Fund held less than six months is disallowed to the extent of any exempt-interest dividends received by the shareholder.

                Shareholders who may be "substantial users" (or related persons of substantial users) with respect to municipal securities held by a Tax-Free Fund should consult their tax advisers to determine whether exempt-interest dividends paid by the Fund with respect to such obligations retain their federal exclusions.

HAWAIIAN TAX INFORMATION

                The Tax-Free Funds, and dividends and distributions made by the Tax-Free Funds to Hawaii residents, will generally be treated for Hawaii income tax purposes in the same manner as they are treated under the Code for federal income tax purposes. If at the close of each quarter of a Tax-Free Fund's taxable year at least 50% of the value of its total assets consists of obligations the interest on which, if such obligations were held by an individual, would be exempt from Hawaii personal income tax (under either the laws of Hawaii or of the United States), the Fund will be entitled to pay dividends to its shareholders which will be exempt from Hawaii personal income tax. Similar exemptions may be available in other states with regard to the portion of tax-exempt dividends attributable to interest exempt from state taxation under federal law. Under Hawaii law, however, interest derived from obligations of states (and their political subdivisions) other than Hawaii will not be exempt from Hawaii income taxation. (Interest derived from bonds or obligations issued by or under the authority of the following is exempt from Hawaii income taxation: Guam, Northern Mariana Islands, Puerto Rico, and the Virgin Islands.)

                Interest on Hawaiian Municipal Obligations, tax-exempt obligations of states other than Hawaii and their political subdivisions, and obligations of the United States or its possessions is not exempt from the Hawaii franchise tax. This tax applies to banks, building and loan associations, industrial loan companies, financial corporations, and small business investment companies.

                Persons or entities who are not Hawaii residents should not be subject to Hawaii income taxation on dividends and distributions made by the Trust but will be subject to other state and local taxes.

OTHER MATTERS

                Shares of the Tax-Free Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R.10 plans and IRAs since such plans and accounts are generally tax-exempt and, therefore, would not benefit from the exempt status of dividends from such Funds. Such dividends would be ultimately taxable to the beneficiaries when distributed to them.


                               GENERAL INFORMATION

CAPITALIZATION

                The Trust was organized as a Massachusetts business trust on October 30, 1992, and currently consists of twelve separately managed series. The Board of Trustees may establish additional series in the future. Each series has un-limited transferable shares of beneficial interest, with no par value. When issued in accordance with the terms and procedures described in their respective Prospectuses, shares of the Funds are fully paid, non-assessable and freely transferable.

                Each series is comprised of three classes of shares -- Class Y, Class A, and Class B. The Classes generally have identical rights with respect to the series of which they are a part, but there are certain matters which affect one class but not another. Currently, the only such matters are the existence of Distribution and Shareholder Service Plans with respect to each of Class A and Class B shares but not Class Y shares, the absence of any sales load with regard to the purchase of the Class Y shares, and the fact that a salesperson or any other person entitled to receive compensation for selling or servicing Class A, Class B or Class Y shares may receive different compensation with respect to one such Class over the other Class in the same Fund. Class A and Class B shares have different sales charges and other expenses which may affect performance. The Trust has a Prospectus for Class Y shares and separate Prospectuses for Class A and B shares of various Funds. Prospectuses may be obtained by calling the telephone number listed on the first page of the Prospectus.

VOTING

                Shareholders have the right to vote on the election of Trustees and on any and all matters as to which, by law or the provisions of the Declaration of Trust of the Trust, they may be entitled to vote. All shares of the Trust have equal voting rights and will be voted in the aggregate, and not by class or series, except where voting by class or series is required by law or where the matter involved affects only one class or series.

                When certain matters affect one class but not another, the shareholders will vote as a class regarding such matters. Subject to the foregoing, on any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted separately by Fund unless otherwise required by the 1940 Act, in which case all shares will be voted in the aggregate. For example, a change in a Fund's fundamental investment policies would be voted upon only by shareholders of the Fund involved. Additionally, approval of the advisory agreement is a matter to be determined separately by Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other Funds to approve the proposal as to those Funds.

                As used in the Prospectus and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or
(ii) more than 50% of the Trust's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

                The Trust will dispense with annual meetings of shareholders in any year in which it is not required to elect Trustees under the 1940 Act. However, the Trust undertakes to hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

                Each share of a class of a Fund represents an equal proportional interest in that Fund or portfolio with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund or portfolio as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution, in such manner and on such basis as the Trustees in their sole discretion may determine.

                Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

SHAREHOLDER LIABILITY

                Under Massachusetts law, shareholders of the Funds could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust. The Declaration of Trust provides for indemnification out of a Fund's property for any losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations.

PRINCIPAL SHAREHOLDERS

                As of September 1, 1998 the persons set forth below were known by the Trust to own of record or beneficially 5% or more of the Class A, Class B or Class Y shares, as applicable, of the indicated Fund. Unless otherwise indicated, the address of STROBRO, REINCO and HAWCO is Pacific Century Trust, P.O. Box 3170, Honolulu, HI 96802. In addition, unless otherwise indicated, the address of BHC Securities, Inc. is Attn: Mutual Funds, 1 Commerce Street, 2005 Market Street, Suite 12000, Philadelphia, PA 19103.


                                                       Percentage of Shares Held
                                                       of Record Or Beneficially
                                                       -------------------------
CLASS Y SHARES

Diversified Fixed Income Securities Fund

STROBRO

HAWCO

Growth and Income Fund

STROBRO

HAWCO

Growth Stock Fund

REINCO

STROBRO

HAWCO

New Asia Growth Fund

Vanguard Fiduciary Trust Company
P.O. Box 2600
V.M. 421
Valley Forge, PA 19482

HAWCO

REINCO

STROBRO

Short Intermediate U.S. Treasury
Securities Fund

HAWCO

REINCO

STROBRO

Tax-Free Securities Fund

STROBRO

Tax-Free Short Intermediate Securities
Fund

STROBRO

HAWCO

U.S. Treasury Securities Fund

REINCO

Value Fund

BISYS

International Stock Fund

BISYS

Value Fund

BISYS


CLASS A SHARES

Diversified Fixed Income Fund

BHC Securities Inc.

Growth and Income Fund

BHC Securities Inc.

Growth Stock Fund

BHC Securities Inc.

Arrow & Co.

New Asia Growth Fund

Merrill Lynch Pierce Fenner & Smith
Incorporated
4800 Deer Lake Drive East, 3rd Floor
Mutual Fund Operations
Jacksonville, Florida 32246

BHC Securities, Inc.

Short Intermediate U.S. Treasury
Securities Fund

BHC Securities, Inc.

Merrill Lynch Pierce Fenner & Smith
Incorporated
4800 Deer Lake Drive East, 3rd Floor
Mutual Fund Operations
Jacksonville, Florida 32246

Tax-Free Short Intermediate Securities
Fund

Douglas Philpotts Trustee
c/o Douglas Philpotts
94B Polipoli
Kula, Hawaii 96790

BHC Securities, Inc.

Elisabeth Godfrey

Arrow & Co.
P.O. Box 30010
Durham, North Carolina 27702
Wedbush Morgan Securities Inc.

U.S. Treasury Securities Fund

Hugh Shearer Trustee
P.O. Box 3196
Honolulu, HI 96801

BHC Securities, Inc.

Merrill Lynch Pierce Fenner & Smith
Incorporated
4800 Deer Lake Drive East, 3rd Floor
Mutual Fund Operations
Jacksonville, Florida 32246

CLASS B SHARES

                                    CUSTODIAN

                Union Bank of California, ("Bank of California") has been retained as Custodian for New Asia Growth Fund and International Stock Fund. Bank One Trust Company, N.A. ("Bank One") has been retained as Custodian for the other Funds. With regard to each Fund, the relevant Custodian, among other things, maintains a custody account or accounts in the name of the Fund; receives and delivers all assets for the Fund upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of the Fund. For its services as Custodian, Bank One and Bank of California, each receives an asset-based fee.


                        INDEPENDENT AUDITORS AND COUNSEL

                Ernst & Young LLP serves as the independent auditors for the Trust. Ernst & Young LLP provides audit services, tax return preparation and assistance and consultation in connection with certain Commission filings. Its office is located at One Columbus, Suite 2300, 10 West Broad Street, Columbus, Ohio 43215.

                Paul, Hastings, Janofsky & Walker LLP serves as legal counsel for the Trust. Its office is located at 555 South Flower Street, Los Angeles, California 90071.


                              FINANCIAL INFORMATION

                The Trust's 1998 Annual Report to Shareholders accompanies this SAI. The financial statements in such Annual Report are incorporated in this SAI by reference. Such financial statements have been audited by the Trust's independent auditors, Ernst & Young LLP, whose report thereon appears in such Annual Report. Such financial statements have been incorporated herein in reliance upon such report given upon their authority as experts in accounting and auditing. Additional copies of the Trust's 1998 Annual Report to Shareholders may be obtained at no charge by telephoning the Trust at the number on the front page of this SAI.

                             REGISTRATION STATEMENT

                The Registration Statement, including the Prospectus, the Statement of Additional Information and the exhibits filed therewith, may be examined at the office of the Commission in Washington, D.C. Statements contained in the Prospectus or the Statement of Additional Information as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                   APPENDIX A
                       RATINGS OF FIXED INCOME SECURITIES

                The following is a description of the ratings given by Moody's Investor Service, Inc. ("Moody's"), Duff & Phelps, Inc. ("D&P"), Fitch Investor Service ("Fitch"), Standard & Poor's Corporation ("S&P"), IBCA Limited("IBCA") and Thompson Bank Watch ("Thompson"), each an NRSRO, to corporate bonds and commercial paper.

CORPORATE BOND RATINGS

MOODY'S:

                Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

                A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

                Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

                Caa - Bonds rated Caa are of poor standing. Such issues maybe in default or there may be present elements of danger with respect to principal or interest.

                Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                Note: Moody's may apply numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P:

                AAA - This is the highest rating assigned by Standard &Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

                AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

                A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

                BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

                BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

                B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

                CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

                CC - The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

                C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied

                CCC -- debt rating. The Crating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

                CI - The rating CI is reserved for income bonds on which no interest is being paid.

                D - Debt rated D is in default. The D rating is assigned on the day an interest or principal payment is missed. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

        Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major ratings categories.


                Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood or risk of default upon failure of such completion. The investor should exercise judgment with respect to such likelihood and risk.

                L - The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp. and interest is adequately collateralized.

                * - Continuance of the rating is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

                NR - Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

                Debt Obligations of Issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

D&P:

                AAA - Bonds rated AAA are judged to be of highest credit quality and carry the smallest amount of investment risk.

                AA - Bonds rated AA are of high credit quality, but modest risk may vary over time due to economic conditions.

                A - Bonds rated A have average but adequate protection, but risk is more variable and greater in periods of economic stress.

                BBB - Bonds rated BBB offer below average protection which is still considered sufficient for prudent investment.

                The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show a security's relative standing within its category.

FITCH:

                AAA - Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                AA - Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

                A - Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                BBB - Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                BB - Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

                B - Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

                CCC - Bonds rated CCC have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

                CC - Bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.

                C - Bonds rated C are in imminent default in payment of interest or principal.

                DDD- DD- and D- Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

THOMSON:

                Thomson rates only bank debt.

                AAA - Bonds rated AAA have a very high ability to pay interest and principal on a timely basis.

                AA - Bonds rated AA have a superior ability to pay interest and repay principal with limited incremental risk versus AAA bonds.

                A - Bonds rated A have a strong ability to repay principal and interest, but could be more vulnerable to adverse internal and external developments.

                BBB - Bonds rated BBB have an acceptable capacity to pay interest and repay principal and are more vulnerable to risk than higher-rated obligations.

                BB, B, CCC, and CC, designations are assigned by Thomson to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. BB indicates the lowest degree of speculation and CC the highest degree of speculation. The D designation indicates that the long-term debt is in default.

                The ratings from AAA through CC may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

IBCA:

                AAA - Bonds rated AAA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

                AA - Bonds rated AA have a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

                A - Bonds rated A have a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

                BBB - Bonds rated BBB have a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

                BB, B, CCC, CC, and C Bonds are speculative. BB represents the lowest degree of speculation and indicates a possibility of investment risk developing. C represents the highest degree of speculation and indicates that the obligations are currently in default.

                IBCA may append a rating of plus (+) or minus (-) to a rating to denote a relative status within major rating categories.

CORPORATE COMMERCIAL PAPER RATINGS

MOODY'S:

                The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's makes no representations as to whether such commercial paper is by any other definition "commercial paper" or is exempt from registration under the Securities Act of 1933, as amended.

                Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

                P-1 (Prime-1) - Issuers rated P-1 have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics:

                - Leading market positions in well established industries
                - High rates of return on funds employed

                - Conservative capitalization structures with moderate reliance on debt and ample asset protection
                - Broad margins in earnings coverage of fixed financial charges and high internal cash generation
                - Well established access to a range of financial markets and assured sources of alternate liquidity

                P-2 (Prime-2) - Issuers rated P-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be subject to more variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                P-3 (Prime-3) - Issuers rated P-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

                Issuers rated Not Prime do not fall within any of the Prime rating categories.

                If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within parentheses beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement. You are cautioned to review with your counsel any questions regarding particular support arrangements.

S&P:

                A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

                A - Issues rated A are regarded as having the greatest capacity for timely payment. Bonds in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

                A-1 - Issues rated A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Commercial paper with overwhelming safety characteristics will be rated A-1+.

                A-2 - Issues rated A-2 have a strong capacity for timely payments on issues. However, the relative degree of safety is not as high as for issues designated "A-1."

                A-3 - Issues rated A-3 have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                B - Issues rated B are regarded as having only adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

                C - Issues rated C are short-term debt obligations with a doubtful capacity for payment.

                D - This rating indicates that the issue is either in default or is expected to be in default upon maturity.

D&P:

                Duff 1+ - The Duff 1+ rating for corporate commercial paper indicates the highest certainty of timely payment. Corporate commercial paper with very high certainty of payment, excellent liquidity and minor risk will be rated Duff 1. Corporate commercial paper with high certainty of timely payment, strong liquidity and very small risk will be rated Duff 1- .

                Duff 2 - The Duff 2 rating for corporate commercial paper indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital market is good. Risk factors are small.

FITCH:

                F-1 - The highest rating for corporate paper is F-1+. Issuers so rated have exceptionally strong credit quality. Issuers rated F-1 have very strong credit quality, reflecting assurance of timely payment only slightly less in degree than F-1+ issues.

                F-2 - Issuers rated F-2 have good credit quality and satisfactory degree of assurance of timely payment, reflecting the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

THOMSON:

                TBW-1 - The TBW-1 rating reflects a very high degree of likelihood that principal and interest will be timely repaid and paid.

                TBW-2 - Bank commercial paper rated TBW-2 has a strong degree of safety regarding payment.

                TBW-3 - Bank commercial paper rated TBW-3 is the lowest investment grade category, reflecting an adequate capacity to timely service principal and interest but more exposure to adverse internal and external developments than higher-rated issues.

                TBW-4 - Bank commercial paper rated TBW-4 indicates that the debt is regarded as non-investment grade and therefore speculative.

CORPORATE NOTE RATINGS

S&P:

                The two highest ratings for corporate notes are SP-1 and SP-2.

                SP-1 - Notes rated SP-1 reflect a very strong or strong capacity to pay principal and interest. Note issues with overwhelming safety characteristics will be rated SP-1+.

                SP-2 - Notes rated SP-2 reflect a satisfactory capacity to pay principal and interest.

                                     PART C

                                OTHER INFORMATION


Item 23.          Exhibits.



    Exhibit
    Number             Description
    ------            --------------

    (a-1)*        - Declaration of Trust


    (a-2)*        - Amendment No. 1 to Declaration of Trust


    (a-3)*        - Amendment No. 2 to Declaration of Trust


    (b)*          - By-Laws


    (c)           - Instruments Defining Rights of Shareholders
                  (incorporated by reference to Exhibits a and b above.)

    (d-1)* - Investment Advisory Agreement between Hawaiian Trust Company, Limited and the Registrant, dated as of October 29, 1993 ("Investment Advisory Agreement")

    (d-2)*        - Addendum to Investment Advisory Agreement

    (d-3) - Form of Amended Schedule A and Amended Addendum to Investment Advisory Agreement

    (d-4)* - Sub-Advisory Agreement among the Registrant, Pacific Century Trust and Nicholas-Applegate Capital Management (Hong Kong) LLC

    (d-5) Form of Sub-Advisory Agreement among the Registrant, Pacific Century Trust and Nicholas-Applegate Capital Management

    (e-1)* - Distribution Agreement between BISYS Fund Services (formerly, The Winsbury Company Limited Partnership) and the Registrant, dated as of October 29, 1993, as amended ("Distribution Agreement")

    (e-2)         - Amended Schedules A and B to Distribution Agreement

    (e-3)*        - Form of Selling Agreement

    (f)           - Not applicable

    (g-1)*     - Form of Custodian Agreement between Bank One Trust
               Company, N.A. and the Registrant, on behalf of Balanced Fund, Diversified Fixed Income Fund, Growth and Income Fund, Growth Stock Fund, Short Intermediate U.S. Treasury Fund, Tax-Free Securities Fund, Tax-Free Short Intermediate Securities Fund and U.S. Treasury Securities Fund

    (g-2)*     - Custodian Agreement among Union Bank of California,
               Hawaiian Trust Company, Limited, and the Registrant on behalf of New Asia Growth Fund.

    (h-1)* - Administration Agreement between BISYS Fund Services (formerly The Winsbury Company Limited Partnership) and the Registrant, dated as of October 29, 1993 ("Administration Agreement")

    (h-2)*     - Amended Schedule A to Administration Agreement

    (h-3)* - Transfer Agency Agreement between Administrative Data Management Corporation and the Registrant, dated as of August 17, 1993 ("Transfer Agency Agreement")

    (h-4)*     - Amended Appendix E to Transfer Agency Agreement

    (h-5)* - Fund Accounting Agreement between BISYS Fund Services (formerly, The Winsbury Service Corporation) and the Registrant, dated as of October 29, 1993 ("Fund Accounting Agreement")

    (h-6)*     - Amended Schedule A to the Fund Accounting Agreement

    (i)*       - Opinion and Consent of Counsel

    (j)        - Not Applicable

    (k)        - Not Applicable

    (l)*       - Form of investment letter

    (m-1)* - Class A Distribution and Shareholder Service Plan between the Registrant and BISYS Fund Services
               (formerly, The Winsbury Company), dated as of October
               29, 1993

    (m-2)*     - Amended Appendix A to the Distribution and Shareholder
               Service Plan

    (m-3)* - Class B Distribution and Shareholder Service Plan between the Registrant and BISYS Fund Services
               (formerly, The Winsbury Company), dated as of
               September 26, 1997

    (n)*       Financial Data Schedules

    (o)        Rule 18f-3 Plan

    (p-1)*     Powers of Attorney for Irimga McKay, Douglas Philpotts, Richard
               W. Gushman, II, Stanley W. Hong, Russell G. Okata, Oswald K. Stender, and Craig Warren

    (p-2)      Power of Attorney for Walter J. Laskey

----------------------------------

* Filed as an exhibit to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A on September 30, 1997.



Item 24.          Persons Controlled by or under Common Control with Registrant.


                  None.


Item 25.          Indemnification.

                  Section 5.2 of the Registrant's Declaration of Trust, filed herewith as Exhibit 23(a), provides for indemnification of the Registrant's trustees, officers, employees and agents against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office ("Disabling Conduct").

                  Section 7 of the Registrant's Fund Account Agreement, filed herewith as Exhibit 23(h), provides for the indemnification of the Registrant's Fund Accounting Agent, and its directors, officers, employees and agents against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving Disabling Conduct. Section
1.11 of the Registrant's Distribution Agreement, filed herewith as Exhibit 23(e), provides for the indemnification of the Registrant's Distributor against certain liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct; and
Section 1.12 of such Agreement provides for indemnification by the Distributor of the Registrant's trustees and officers against certain liabilities incurred by them in connection with the Distributor's activities.

                  The Registrant has obtained a trustees' and officers' liability policy covering certain types of errors and omissions.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions set forth above, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26.  Business and Other Connections of Investment Adviser and Sub-Advisers.


                  Pacific Century Trust serves as investment adviser to all of the Registrant's investment portfolios. To the knowledge of the Registrant, none of the trustees or executive officers of Pacific Century Trust is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature for his own account or in the capacity of director, officer, employee, partner or trustee, except as set forth below:


==========================================================================================
                                                    Principal Business(es) During at Least
Name                             Position(s)        the Last Two Fiscal Years
------------------------------------------------------------------------------------------
William E. Aull                  Director           President, Hawaii Pacific University
                                                    Owner/Manager, various Australian
                                                    cattle/sheep ranches.
------------------------------------------------------------------------------------------
Herbert M. Richards, Jr.         Director           President and Manager, Kahua Ranch,
                                                    Ltd.
------------------------------------------------------------------------------------------
K. Tim Yee                       Director           President and Chief Executive
                                                    Officer Queen Emmu Foundation
------------------------------------------------------------------------------------------
Frank McGee                      Senior Vice        Riggs National Bank
                                 President
------------------------------------------------------------------------------------------


                  Nicholas-Applegate Management (Hong Kong) LLC ("Nicholas-Applegate") serves as sub-adviser to New Asia Growth Fund. During the two fiscal years ended December 31, 1997, Nicholas-Applegate has engaged principally in the business of providing investment services to institutional and other clients. All of the additional information required by this Item 26 with respect to Nicholas-Applegate is set forth in its Form ADV, as amended (File No. 801-54681), which is incorporated herein by reference.

                  Nicholas-Applegate Capital Management ("NACM") serves as sub-adviser to Small Cap Fund and International Stock Fund. During the two fiscal years ended December 31, 1997, Nicholas-Applegate has engaged principally in the business of providing investment services to institutional and other clients. All of the additional information required by this Item 26 with respect to Nicholas-Applegate is set forth in its Form ADV, as amended (File No. 801-21442), which is incorporated herein by reference.


Item 27.          Principal Underwriter.

                  (a) BISYS Fund Services (formerly known as The Winsbury Company) acts as distributor and administrator for the Registrant. BISYS Fund Services also distributes the securities of Alpine Equity Trust, American Performance Funds, AmSouth Mutual Funds, The ARCH Fund, Inc., The BB&T Mutual Funds Group, The Coventry Group, Empire Builder Tax Free Bond Fund, ESC Strategic Funds, Inc., The Eureka Funds, Fountain Square Funds, Hirtle Callaghan Trust, HSBC Family of Funds, The Infinity Mutual Funds, Inc., Intrust Funds, The Kent Funds, Magna Funds, Meyers Investment Trust, MMA Proxis Mutual Funds, M.S.D.& T. Funds, Parkstone Group of Funds, The Parkstone Advantage Funds, Pegasus Funds, Puget Sound Asset Management, The Republic Funds Trust, The Republic Advisors Funds Trust, The Riverfront Funds, Inc., SBSF Funds, Inc. dba Key Mutual Funds, Sefton Funds, The Sessions Group, Summit Investment Trust, Variable Insurance Funds, The Victory Portfolios, The Victory Variable Funds, and Vintage Mutual Funds, Inc., each of which is a management investment company. The parent of BISYS Fund Services, Inc. (the sole general partner of BISYS Fund Services) is The BISYS Group, Inc.

                (b) The following are the directors, officers and partners of BISYS Fund Services:


==========================================================================================
                                 Positions and              Positions and
Name and Principal               Offices with               Offices with
Business Addresses               BISYS Fund Services        the Registrant
------------------------------------------------------------------------------------------
The BISYS Group, Inc.            Sole Shareholder           None
150 Clove Road
Little Falls, NJ 07424
------------------------------------------------------------------------------------------
BISYS Fund Services, Inc.        Sole General Partner       None
3435 Stelzer Avenue
Columbus, OH 43219
------------------------------------------------------------------------------------------
WC Subsidiary Corporation        Sole Limited Partner       None
150 Clove Road
Little Falls, NJ 07424
------------------------------------------------------------------------------------------

                  (c) Not applicable.


Item 28.          Location of Accounts and Records.

                  Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are as follows:

         (1)      Pacific Capital Funds
                  3435 Stelzer Avenue
                  Columbus, OH 43219-3035
                  Attention: Secretary
                  (Registrant)

         (2)      Pacific Century Trust
                  Financial Plaza of the Pacific
                  111 S. King Street
                  Honolulu, Hawaii  96813
                  Attention:  Trust Investments
                  (Investment Adviser)

         (3)      BISYS Fund Services
                  3435 Stelzer Avenue
                  Columbus, OH 43219
                  (Manager, Administrator and Distributor)

         (4)      Nicholas-Applegate Management (Hong Kong) LLC
                  8 Connaught Place
                  Hong Kong
                  (Sub-Adviser)

         (5)      Nicholas-Applegate Capital Management
                  600 West Broadway
                  San Diego, California 92130
                  (Sub-Adviser)


Item 29.          Management Services.

                  None.


Item 30.          Undertakings.

                  Not Applicable.

                                   SIGNATURES



                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 11 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Diego, and State of California on the 16th day of September, 1998.



                                              PACIFIC CAPITAL FUNDS

                                              By: /s/ IRIMGA MCKAY
                                                  -----------------------------
                                                      Irimga McKay
                                                      President


                  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated:



Signature                            Title                                Date
---------                            -----                                ----
/s/ IRIMGA MCKAY                     President                            September 16, 1998
----------------------               (Principal Executive
(Irimga McKay)                       Officer)

             *                       Treasurer (Principal
----------------------               Financial and Accounting
(Craig Warren)                       Officer)

             *                       Trustee and Chairperson
----------------------
(Walter J. Lasky)

             *                       Trustee
----------------------
(Douglas Philpotts)

             *                       Trustee
----------------------
(Richard W. Gushman, II)

              *                      Trustee
----------------------
(Stanley W. Hong)



Signature                            Title                                Date
---------                            -----                                ----
              *                      Trustee
----------------------
(Russell K. Okata)

              *                      Trustee
----------------------
(Oswald K. Stender)


*By   /s/ IRIMGA MCKAY                                                    September 16, 1998
----------------------
(Irimga McKay
 Attorney-in-Fact)

                                  EXHIBIT INDEX

                              PACIFIC CAPITAL FUNDS
                       Post-Effective Amendment No. 11 to
                        Form N-1A Registration Statement


(5A) Form of Amended Schedule A and Amended Addendum to the Investment Advisory Agreement

(5b) Form of Sub-Advisory Agreement among the Registrant, Pacific Century Trust and Nicholas-Applegate Capital Management

(6A)       Amended Schedule A and Schedule B to the Distribution Agreement

(9)        Rule 18f-3 Plan

(19)       Power of Attorney for Walter J. Laskey